UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

790 N. Water Street

                Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

790 N. Water Street

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”).

BMO Funds	February 28, 2021

Semi-Annual

report

Equity Funds

International & Global Funds

Fixed Income Funds

Money Market Funds

Financial Information

Expense Example			1

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	3	BMO Ultra Short Tax-Free Fund	24
BMO Dividend Income Fund	4	BMO Short Tax-Free Fund	26
BMO Large-Cap Value Fund	6	BMO Short-Term Income Fund	28
BMO Large-Cap Growth Fund	8	BMO Intermediate Tax-Free Fund	33
BMO Mid-Cap Value Fund	9	BMO Strategic Income Fund	36
BMO Mid-Cap Growth Fund	11	BMO Corporate Income Fund	40
BMO Small-Cap Value Fund	13	BMO Core Plus Bond Fund	45
BMO Small Cap Growth Fund	16	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	49
BMO Global Low Volatility Equity Fund	18	BMO Tax-Free Money Market Fund	52
BMO Disciplined International Equity Fund	20	BMO Prime Money Market Fund	54
BMO Pyrford International Stock Fund	21
BMO LGM Emerging Markets Equity Fund	23

Notes to Schedules of Investments			57
Statements of Assets and Liabilities			58
Statements of Operations			63
Statements of Changes in Net Assets			69
Financial Highlights			76
Notes to Financial Statements			86

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2021 (9/1/20-2/28/21).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/20	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Annualized Expense Ratio(1)
Low Volatility Equity Fund
Advisor	$1,000.00	$997.30	$4.46	$1,020.33	$4.51	0.90%
Institutional	1,000.00	998.80	3.22	1,021.57	3.26	0.65
Dividend Income Fund
Advisor	1,000.00	1,196.70	4.90	1,020.33	4.51	0.90
Institutional	1,000.00	1,197.40	3.54	1,021.57	3.26	0.65
Large-Cap Value Fund
Advisor	1,000.00	1,220.80	4.35	1,020.88	3.96	0.79
Institutional	1,000.00	1,222.90	2.98	1,022.12	2.71	0.54
Retirement class R-6	1,000.00	1,223.00	2.15	1,022.86	1.96	0.39
Large-Cap Growth Fund
Investor	1,000.00	1,091.40	4.10	1,020.88	3.96	0.79
Advisor	1,000.00	1,091.10	4.10	1,020.88	3.96	0.79
Institutional	1,000.00	1,092.70	2.80	1,022.12	2.71	0.54
Retirement class R-6	1,000.00	1,093.30	2.02	1,022.86	1.96	0.39
Mid-Cap Value Fund
Advisor	1,000.00	1,326.40	7.21	1,018.60	6.26	1.25
Institutional	1,000.00	1,327.40	5.77	1,019.84	5.01	1.00
Retirement class R-6	1,000.00	1,000.00	4.22	1,020.58	4.26	0.85
Mid-Cap Growth Fund
Advisor	1,000.00	1,225.90	6.95	1,018.55	6.31	1.26
Institutional	1,000.00	1,227.10	5.52	1,019.84	5.01	1.00
Retirement class R-6	1,000.00	1,219.40	4.62	1,020.63	4.21	0.84
Small-Cap Value Fund
Advisor	1,000.00	1,410.80	7.41	1,018.65	6.21	1.24
Institutional	1,000.00	1,411.70	5.92	1,019.89	4.96	0.99
Retirement class R-6	1,000.00	1,413.10	5.03	1,020.63	4.21	0.84

Expense Example (Unaudited) (continued)

	Actual Expenses			Hypothetical Expenses
Fund	Beginning account value 9/1/20	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Annualized Expense Ratio(1)
Small-Cap Growth Fund
Advisor	$1,000.00	$1,387.00	$7.34	$1,018.65	$6.21	1.24%
Institutional	1,000.00	1,389.20	5.86	1,019.89	4.96	0.99
Global Low Volatility Equity Fund
Advisor	1,000.00	992.70	5.43	1,019.34	5.51	1.10
Institutional	1,000.00	993.70	4.20	1,020.58	4.26	0.85
Disciplined International Equity Fund
Advisor	1,000.00	1,130.40	6.07	1,019.09	5.76	1.15
Institutional	1,000.00	1,131.40	4.76	1,020.33	4.51	0.90
Pyrford International Stock Fund
Advisor	1,000.00	1,058.00	6.07	1,018.89	5.96	1.19
Institutional	1,000.00	1,059.60	4.80	1,020.13	4.71	0.94
Retirement class R-6	1,000.00	1,060.10	4.04	1,020.88	3.96	0.79
LGM Emerging Markets Equity Fund
Advisor	1,000.00	1,169.30	7.53	1,017.85	7.00	1.40
Institutional	1,000.00	1,170.00	6.19	1,019.09	5.76	1.15
Ultra Short Tax-Free Fund
Advisor	1,000.00	1,004.30	2.73	1,022.07	2.76	0.55
Institutional	1,000.00	1,005.60	1.49	1,023.31	1.51	0.30
Short Tax-Free Fund
Advisor	1,000.00	1,010.00	2.74	1,022.07	2.76	0.55
Institutional	1,000.00	1,010.70	1.99	1,022.81	2.01	0.40
Short-Term Income Fund
Advisor	1,000.00	1,004.00	2.98	1,021.82	3.01	0.60
Institutional	1,000.00	1,005.30	1.74	1,023.06	1.76	0.35
Intermediate Tax-Free Fund
Investor	1,000.00	1,017.00	2.70	1,022.12	2.71	0.54
Advisor	1,000.00	1,017.00	2.70	1,022.12	2.71	0.54
Institutional	1,000.00	1,018.10	1.50	1,023.31	1.51	0.30
Strategic Income Fund
Investor	1,000.00	1,044.80	4.06	1,020.83	4.01	0.80
Advisor	1,000.00	1,044.80	4.06	1,020.83	4.01	0.80
Institutional	1,000.00	1,046.10	2.79	1,022.07	2.76	0.55
Corporate Income Fund
Investor	1,000.00	1,004.60	2.93	1,021.87	2.96	0.59
Advisor	1,000.00	1,004.60	2.93	1,021.87	2.96	0.59
Institutional	1,000.00	1,005.60	1.99	1,022.81	2.01	0.40
Core Plus Bond Fund
Investor	1,000.00	996.50	2.77	1,022.02	2.81	0.56
Advisor	1,000.00	996.50	2.77	1,022.02	2.81	0.56
Institutional	1,000.00	998.50	1.54	1,023.26	1.56	0.31
Government Money Market Fund
Investor	1,000.00	1,000.10	2.23	1,022.56	2.26	0.45
Premier	1,000.00	1,000.10	0.99	1,023.80	1.00	0.20
Tax-Free Money Market Fund
Investor	1,000.00	1,000.00	2.23	1,022.56	2.26	0.45
Premier	1,000.00	1,000.10	0.99	1,023.80	1.00	0.20
Prime Money Market Fund
Investor	1,000.00	1,000.10	2.23	1,022.56	2.26	0.45
Premier	1,000.00	1,000.10	0.99	1,023.80	1.00	0.20

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2020 through February 28, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

February 28, 2021 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 99.0%

Communication Services — 7.6%

Broadcasting — 0.5%
Discovery, Inc., Class A (1)(2)	20,067	$1,064,153

Cable & Satellite — 1.5%
Charter Communications, Inc., Class A (1)(2)	5,385	3,303,267

Integrated Telecommunication Services — 2.7%
AT&T, Inc.	53,921	1,503,856
Verizon Communications, Inc.	80,269	4,438,876

		5,942,732

Interactive Home Entertainment — 1.7%
Electronic Arts, Inc.	29,068	3,894,240

Interactive Media & Services — 1.2%
Alphabet, Inc., Class C (1)	1,371	2,792,535

Total Communication Services		16,996,927

Consumer Discretionary — 9.6%

Automotive Retail — 2.2%
AutoZone, Inc. (1)(2)	4,183	4,851,945

Education Services — 0.4%
Graham Holdings Co., Class B (2)	1,368	821,936

General Merchandise Stores — 3.1%
Dollar General Corp.	15,220	2,876,428
Dollar Tree, Inc. (1)	6,223	611,098
Target Corp.	18,997	3,484,810

		6,972,336

Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc. (1)	1,337	4,135,247
eBay, Inc. (2)	15,383	867,909

		5,003,156

Restaurants — 0.5%
Domino’s Pizza, Inc.	2,900	1,004,879

Specialized Consumer Services — 1.2%
Terminix Global Holdings, Inc. (1)	58,023	2,611,615

Total Consumer Discretionary		21,265,867

Consumer Staples — 22.4%

Agricultural Products — 1.9%
Ingredion, Inc. (2)	45,349	4,090,480

Food Retail — 3.9%
Casey’s General Stores, Inc. (2)	8,260	1,668,189
Kroger Co. (2)	80,686	2,598,896
Sprouts Farmers Market, Inc. (1)	211,780	4,470,676

		8,737,761

Household Products — 2.6%
Church & Dwight Co., Inc. (2)	24,398	1,921,343
Procter & Gamble Co.	31,780	3,925,783

		5,847,126

Hypermarkets & Super Centers — 3.8%
Costco Wholesale Corp.	11,225	3,715,475
Walmart, Inc.	36,425	4,732,336

		8,447,811

Packaged Foods & Meats — 8.1%
Campbell Soup Co. (2)	42,930	1,952,456
Conagra Brands, Inc. (2)	48,351	1,640,550
Flowers Foods, Inc. (2)	199,490	4,338,908

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats (continued)
General Mills, Inc.	73,194	$4,026,402
Hershey Co.	26,357	3,838,897
J.M. Smucker Co.	4,070	455,840
Kellogg Co. (2)	9,306	537,049
Tyson Foods, Inc., Class A	17,873	1,209,466

		17,999,568

Soft Drinks — 2.1%
PepsiCo, Inc.	36,626	4,731,713

Total Consumer Staples		49,854,459

Financials — 7.6%

Financial Exchanges & Data — 1.8%
Morningstar, Inc.	17,998	4,036,052

Investment Banking & Brokerage — 0.8%
Houlihan Lokey, Inc. (2)	12,486	793,610
Virtu Financial, Inc., Class A	39,564	1,078,910

		1,872,520

Property & Casualty Insurance — 2.2%
Allstate Corp.	44,918	4,788,259

Reinsurance — 2.8%
Everest Re Group, Ltd.	17,454	4,220,552
RenaissanceRe Holdings, Ltd. (2)	12,418	2,073,557

		6,294,109

Total Financials		16,990,940

Healthcare — 20.2%

Biotechnology — 5.0%
AbbVie, Inc.	31,477	3,391,332
Amgen, Inc.	8,938	2,010,335
Gilead Sciences, Inc.	68,056	4,178,638
United Therapeutics Corp. (1)	9,654	1,613,956

		11,194,261

Healthcare Equipment — 3.0%
Baxter International, Inc.	42,035	3,265,699
Medtronic PLC	29,259	3,422,425

		6,688,124

Healthcare Technology — 1.5%
Cerner Corp.	31,150	2,153,711
Teladoc Health, Inc. (1)(2)	5,623	1,243,189

		3,396,900

Pharmaceuticals — 10.7%
Bristol-Myers Squibb Co.	74,313	4,557,616
Eli Lilly and Co.	31,312	6,415,516
Johnson & Johnson	28,441	4,506,761
Merck & Co., Inc.	54,409	3,951,182
Pfizer, Inc.	126,298	4,229,720

		23,660,795

Total Healthcare		44,940,080

Industrials — 6.3%

Aerospace & Defense — 2.4%
Lockheed Martin Corp.	11,633	3,841,798
Northrop Grumman Corp.	5,294	1,544,048

		5,385,846

Environmental & Facilities Services — 3.7%
Republic Services, Inc.	31,150	2,775,153
Waste Management, Inc.	48,385	5,365,413

		8,140,566

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Research & Consulting Services — 0.2%
FTI Consulting, Inc. (1)	4,159	$476,414

Total Industrials		14,002,826

Information Technology — 6.9%

Application Software — 1.2%
Citrix Systems, Inc. (2)	20,299	2,711,540

Communications Equipment — 1.6%
Motorola Solutions, Inc.	19,606	3,440,461

Data Processing & Outsourced Services — 1.7%
Fiserv, Inc. (1)	14,259	1,645,061
Genpact, Ltd.	10,971	443,667
Mastercard, Inc., Class A	4,937	1,746,958

		3,835,686

Internet Services & Infrastructure — 0.4%
Palo Alto Networks, Inc. (1)	2,584	925,873

Systems Software — 2.0%
Microsoft Corp.	18,834	4,376,645

Total Information Technology		15,290,205

Materials — 2.0%

Gold — 2.0%
Newmont Corp.	80,502	4,377,699

Real Estate — 5.5%

Office REIT’s — 1.7%
Equity Commonwealth	132,710	3,743,749

Residential REIT’s — 0.9%
Equity LifeStyle Properties, Inc.	31,802	1,960,593

Specialized REIT’s — 2.9%
CubeSmart	17,812	658,332
Extra Space Storage, Inc.	9,282	1,166,747
Public Storage	20,304	4,749,918

		6,574,997

Total Real Estate		12,279,339

Utilities — 10.9%

Electric Utilities — 6.3%
American Electric Power Co., Inc.	59,300	4,438,605
Avangrid, Inc.	37,806	1,730,003
Entergy Corp.	45,161	3,920,426
Xcel Energy, Inc.	66,160	3,876,314

		13,965,348

Multi-Utilities — 2.7%
Ameren Corp. (2)	41,976	2,949,653
CMS Energy Corp. (2)	56,314	3,047,151

		5,996,804

Water Utilities — 1.9%
American Water Works Co., Inc.	30,896	4,383,525

Total Utilities		24,345,677

Total Common Stocks (identified cost $185,659,927)		220,344,019

Description	Shares	Value
Short-Term Investments — 9.6%

Collateral Pool Investments for Securities on Loan — 8.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)		$19,769,220

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	1,701,579	1,701,579

Total Short-Term Investments (identified cost $21,470,799)		21,470,799

Total Investments — 108.6% (identified cost $207,130,726)		241,814,818
Other Assets and Liabilities — (8.6)%		(19,249,459)

Total Net Assets — 100.0%		$222,565,359

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.6%

Communication Services — 7.0%

Advertising — 0.5%
Omnicom Group, Inc. (2)	20,705	$1,423,055

Broadcasting — 1.6%
Nexstar Media Group, Inc., Class A	32,497	4,469,962

Cable & Satellite — 2.0%
Comcast Corp., Class A	105,265	5,549,571

Integrated Telecommunication Services — 2.9%
AT&T, Inc. (2)	72,180	2,013,100
Verizon Communications, Inc.	109,932	6,079,240

		8,092,340

Total Communication Services		19,534,928

Consumer Discretionary — 8.0%

Apparel, Accessories & Luxury Goods — 0.4%
VF Corp.	15,458	1,223,192

Computer & Electronics Retail — 1.5%
Best Buy Co., Inc. (2)	40,829	4,097,190

General Merchandise Stores — 2.3%
Target Corp.	34,220	6,277,317

Home Improvement Retail — 2.0%
Lowe’s Cos., Inc.	34,215	5,465,846

Hotels, Resorts & Cruise Lines — 1.8%
Travel & Leisure Co.	84,665	5,116,306

Total Consumer Discretionary		22,179,851

Consumer Staples — 4.9%

Food Distributors — 1.2%
Sysco Corp. (2)	40,819	3,250,417

Household Products — 0.8%
Procter & Gamble Co.	18,738	2,314,705

Hypermarkets & Super Centers — 0.8%
Walmart, Inc.	17,100	2,221,632

Soft Drinks — 0.7%
PepsiCo, Inc.	14,943	1,930,486

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Tobacco — 1.4%
Philip Morris International, Inc. (2)	47,350	$3,978,347

Total Consumer Staples		13,695,587

Energy — 3.7%

Integrated Oil & Gas — 0.8%
Chevron Corp. (2)	22,132	2,213,200

Oil & Gas-Exploration & Production — 2.2%
ConocoPhillips	50,979	2,651,418
EOG Resources, Inc.	54,238	3,501,605

		6,153,023

Oil & Gas-Refining & Marketing — 0.7%
Marathon Petroleum Corp. (2)	37,107	2,026,784

Total Energy		10,393,007

Financials — 15.0%

Asset Management & Custody Banks — 1.7%
Ameriprise Financial, Inc.	21,802	4,823,474

Consumer Finance — 2.0%
Ally Financial, Inc. (2)	92,841	3,852,901
Discover Financial Services (2)	18,553	1,745,281

		5,598,182

Diversified Banks — 3.1%
Citigroup, Inc.	106,017	6,984,400
U.S. Bancorp	30,141	1,507,050

		8,491,450

Investment Banking & Brokerage — 5.2%
Goldman Sachs Group, Inc.	23,815	7,608,416
Morgan Stanley	89,765	6,900,236

		14,508,652

Life & Health Insurance — 0.5%
Lincoln National Corp.	25,553	1,453,199

Multi-Line Insurance — 0.5%
Hartford Financial Services Group, Inc.	26,358	1,336,087

Property & Casualty Insurance — 0.8%
Allstate Corp.	20,968	2,235,189

Regional Banks — 1.2%
Citizens Financial Group, Inc.	76,559	3,325,723

Total Financials		41,771,956

Healthcare — 11.9%

Biotechnology — 1.7%
AbbVie, Inc. (2)	43,103	4,643,917

Healthcare Equipment — 1.6%
Medtronic PLC	39,445	4,613,882

Healthcare Services — 1.1%
CVS Health Corp. (2)	46,507	3,168,522

Managed Healthcare — 0.6%
UnitedHealth Group, Inc. (2)	5,034	1,672,395

Pharmaceuticals — 6.9%
Bristol-Myers Squibb Co.	58,029	3,558,919
Eli Lilly and Co.	14,160	2,901,242
Johnson & Johnson	51,306	8,129,949
Merck & Co., Inc.	63,347	4,600,259

		19,190,369

Total Healthcare		33,289,085

Description	Shares	Value
Common Stocks (continued)

Industrials — 10.6%

Aerospace & Defense — 2.3%
Lockheed Martin Corp.	7,706	$2,544,906
Northrop Grumman Corp.	6,219	1,813,834
Raytheon Technologies Corp.	28,645	2,062,154

		6,420,894

Construction Machinery & Heavy Trucks — 2.8%
Caterpillar, Inc.	23,311	5,032,378
Cummins, Inc. (2)	10,799	2,734,307

		7,766,685

Electrical Components & Equipment — 2.6%
Eaton Corp. PLC	32,262	4,200,190
Hubbell, Inc. (2)	18,096	3,212,221

		7,412,411

Environmental & Facilities Services — 0.5%
Waste Management, Inc.	11,602	1,286,546

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	9,090	1,320,322

Industrial Machinery — 1.9%
Parker-Hannifin Corp.	12,496	3,585,852
Timken Co.	23,899	1,872,487

		5,458,339

Total Industrials		29,665,197

Information Technology — 22.4%

Communications Equipment — 3.7%
Cisco Systems, Inc.	126,319	5,667,933
Motorola Solutions, Inc.	26,364	4,626,355

		10,294,288

IT Consulting & Other Services — 1.4%
Amdocs, Ltd.	30,360	2,301,591
Leidos Holdings, Inc.	18,997	1,680,285

		3,981,876

Semiconductor Equipment — 3.4%
Applied Materials, Inc.	29,925	3,536,836
KLA Corp.	11,714	3,645,748
Lam Research Corp. (2)	3,843	2,179,711

		9,362,295

Semiconductors — 7.8%
Broadcom, Inc. (2)	16,457	7,732,651
Intel Corp.	39,554	2,404,092
QUALCOMM, Inc.	47,273	6,438,110
Texas Instruments, Inc.	30,089	5,183,432

		21,758,285

Systems Software — 5.0%
Microsoft Corp.	41,650	9,678,627
Oracle Corp.	66,684	4,301,785

		13,980,412

Technology Distributors — 0.6%
CDW Corp.	10,006	1,569,842

Technology Hardware, Storage & Peripherals — 0.5%
Seagate Technology PLC (2)	20,705	1,516,227

Total Information Technology		62,463,225

Materials — 4.9%

Diversified Chemicals — 1.2%
Huntsman Corp.	122,216	3,336,497

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Fertilizers & Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc. (2)	58,679	$2,656,985

Gold — 1.0%
Newmont Corp.	48,976	2,663,315

Specialty Chemicals — 1.0%
PPG Industries, Inc. (2)	20,518	2,766,236

Steel — 0.8%
Reliance Steel & Aluminum Co.	17,135	2,265,247

Total Materials		13,688,280

Real Estate — 4.5%

Healthcare REIT’s — 0.5%
Omega Healthcare Investors, Inc.	34,946	1,297,894

Residential REIT’s — 0.7%
Camden Property Trust	19,724	2,054,255

Specialized REIT’s — 3.3%
CyrusOne, Inc.	19,829	1,301,377
Gaming and Leisure Properties, Inc.	81,646	3,625,082
Lamar Advertising Co., Class A	34,216	2,962,764
Life Storage, Inc.	15,515	1,301,709

		9,190,932

Total Real Estate		12,543,081

Utilities — 4.7%

Electric Utilities — 1.9%
Entergy Corp.	32,245	2,799,188
NRG Energy, Inc. (2)	71,737	2,619,118

		5,418,306

Gas Utilities — 0.5%
UGI Corp. (2)	35,169	1,347,325

Independent Power Producers & Energy Traders — 2.3%
AES Corp.	242,535	6,441,729

Total Utilities		13,207,360

Total Common Stocks (identified cost $190,103,095)		272,431,557

Short-Term Investments — 9.5%

Collateral Pool Investments for Securities on Loan — 7.5%

Collateral pool allocation (4)		20,805,575

Mutual Funds — 2.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	5,719,482	5,719,482

Total Short-Term Investments (identified cost $26,525,057)		26,525,057

Total Investments — 107.1% (identified cost $216,628,152)		298,956,614
Other Assets and Liabilities — (7.1)%		(19,844,681)

Total Net Assets — 100.0%		$279,111,933

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.5%

Communication Services — 8.2%

Broadcasting — 1.7%
Discovery, Inc., Class A (1)(2)	94,883	$5,031,645

Cable & Satellite — 1.8%
Comcast Corp., Class A (2)	99,504	5,245,851

Integrated Telecommunication Services — 2.0%
Verizon Communications, Inc. (2)	107,974	5,970,962

Interactive Home Entertainment — 1.0%
Electronic Arts, Inc. (2)	23,360	3,129,539

Interactive Media & Services — 1.7%
Alphabet, Inc., Class C (1)	2,488	5,067,708

Total Communication Services		24,445,705

Consumer Discretionary — 9.4%

Apparel, Accessories & Luxury Goods — 0.8%
Carter’s, Inc. (2)	28,853	2,408,360

Footwear — 1.4%
Deckers Outdoor Corp. (1)(2)	13,143	4,286,064

General Merchandise Stores — 2.8%
Dollar Tree, Inc. (1)	31,336	3,077,195
Target Corp. (2)	29,476	5,407,077

		8,484,272

Home Improvement Retail — 0.9%
Lowe’s Cos., Inc.	17,226	2,751,853

Homefurnishing Retail — 1.4%
Williams-Sonoma, Inc. (2)	31,410	4,123,819

Hotels, Resorts & Cruise Lines — 1.0%
Travel & Leisure Co.	49,553	2,994,488

Leisure Products — 1.1%
Polaris, Inc. (2)	26,639	3,137,009

Total Consumer Discretionary		28,185,865

Consumer Staples — 6.9%

Household Products — 1.7%
Procter & Gamble Co.	41,722	5,153,919

Hypermarkets & Super Centers — 2.4%
Walmart, Inc. (2)	55,952	7,269,284

Packaged Foods & Meats — 2.8%
Conagra Brands, Inc. (2)	49,477	1,678,755
General Mills, Inc.	34,404	1,892,564
Hershey Co.	15,460	2,251,749
Tyson Foods, Inc., Class A (2)	37,929	2,566,655

		8,389,723

Total Consumer Staples		20,812,926

Energy — 2.6%

Oil & Gas-Exploration & Production — 2.6%
Cimarex Energy Co.	30,922	1,793,167
EOG Resources, Inc. (2)	91,805	5,926,931

Total Energy		7,720,098

Financials — 22.6%

Asset Management & Custody Banks — 2.4%
Ameriprise Financial, Inc.	19,079	4,221,038
T. Rowe Price Group, Inc. (2)	18,022	2,922,087

		7,143,125

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Consumer Finance — 2.2%
American Express Co. (2)	19,141	$2,589,012
Capital One Financial Corp.	32,286	3,880,454

		6,469,466

Diversified Banks — 2.7%
Citigroup, Inc.	123,714	8,150,278

Investment Banking & Brokerage — 4.9%
Goldman Sachs Group, Inc.	18,368	5,868,209
Morgan Stanley (2)	80,112	6,158,209
Raymond James Financial, Inc. (2)	23,737	2,771,057

		14,797,475

Other Diversified Financial Services — 0.8%
Voya Financial, Inc. (2)	39,681	2,391,971

Property & Casualty Insurance — 1.9%
Allstate Corp. (2)	53,229	5,674,211

Regional Banks — 6.2%
Citizens Financial Group, Inc. (2)	139,134	6,043,981
KeyCorp (2)	237,029	4,773,764
Regions Financial Corp. (2)	255,838	5,277,938
Zions Bancorp NA	45,151	2,400,679

		18,496,362

Reinsurance — 1.5%
Everest Re Group, Ltd.	18,471	4,466,473

Total Financials		67,589,361

Healthcare — 13.9%

Biotechnology — 0.9%
Exelixis, Inc. (1)(2)	121,694	2,635,892

Healthcare Equipment — 2.9%
Baxter International, Inc. (2)	49,829	3,871,215
Medtronic PLC	41,311	4,832,148

		8,703,363

Healthcare Facilities — 0.9%
Universal Health Services, Inc., Class B (1)(2)	21,385	2,680,182

Healthcare Services — 1.9%
Cigna Corp. (2)	17,220	3,614,478
DaVita, Inc. (1)(2)	20,540	2,097,750

		5,712,228

Healthcare Technology — 0.5%
Cerner Corp. (2)	23,661	1,635,921

Pharmaceuticals — 6.8%
Eli Lilly and Co.	21,453	4,395,505
Jazz Pharmaceuticals PLC (1)	23,191	3,897,016
Johnson & Johnson (2)	47,474	7,522,730
Merck & Co., Inc.	60,935	4,425,100

		20,240,351

Total Healthcare		41,607,937

Industrials — 15.2%

Aerospace & Defense — 0.9%
Northrop Grumman Corp. (2)	9,439	2,752,979

Agricultural & Farm Machinery — 1.8%
AGCO Corp. (2)	41,873	5,421,716

Building Products — 2.4%
Masco Corp.	71,689	3,815,289

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Building Products (continued)
Owens Corning (2)	40,961	$3,318,660

		7,133,949

Construction & Engineering — 1.4%
Quanta Services, Inc.	48,066	4,030,334

Construction Machinery & Heavy Trucks — 1.3%
Allison Transmission Holdings, Inc.	105,902	4,015,804

Electrical Components & Equipment — 0.5%
Hubbell, Inc. (2)	8,854	1,571,673

Environmental & Facilities Services — 0.9%
Clean Harbors, Inc. (1)(2)	31,373	2,671,411

Human Resource & Employment Services — 0.6%
Robert Half International, Inc. (2)	24,576	1,911,767

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	21,852	3,174,003

Industrial Machinery — 1.2%
Timken Co. (2)	45,682	3,579,185

Railroads — 1.0%
Kansas City Southern	14,280	3,032,215

Trading Companies & Distributors — 2.1%
United Rentals, Inc. (1)	14,299	4,252,236
WW Grainger, Inc. (2)	5,338	1,989,526

		6,241,762

Total Industrials		45,536,798

Information Technology — 9.9%

Communications Equipment — 2.1%
Cisco Systems, Inc. (2)	48,593	2,180,368
F5 Networks, Inc. (1)	21,169	4,021,687

		6,202,055

Data Processing & Outsourced Services — 1.0%
Euronet Worldwide, Inc. (1)	20,107	3,022,283

Electronic Equipment & Instruments — 0.8%
Zebra Technologies Corp., Class A (1)(2)	4,851	2,422,735

Electronic Manufacturing Services — 0.6%
Jabil, Inc. (2)	42,394	1,830,149

IT Consulting & Other Services — 0.5%
CACI International, Inc., Class A (1)	7,142	1,580,810

Semiconductors — 1.6%
Texas Instruments, Inc.	26,929	4,639,059

Systems Software — 2.5%
Microsoft Corp. (2)	18,761	4,359,681
Oracle Corp.	49,223	3,175,376

		7,535,057

Technology Distributors — 0.8%
CDW Corp.	16,026	2,514,319

Total Information Technology		29,746,467

Materials — 1.6%

Diversified Chemicals — 0.7%
Huntsman Corp.	71,271	1,945,698

Paper Packaging — 0.9%
International Paper Co. (2)	57,162	2,838,094

Total Materials		4,783,792

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 4.4%

Residential REIT’s — 1.0%
Camden Property Trust	28,052	$2,921,616

Retail REIT’s — 1.4%
Brixmor Property Group, Inc. (2)	210,986	4,152,204

Specialized REIT’s — 2.0%
Gaming and Leisure Properties, Inc.	50,799	2,255,476
Lamar Advertising Co., Class A	43,497	3,766,405

		6,021,881

Total Real Estate		13,095,701

Utilities — 3.8%

Electric Utilities — 1.9%
Avangrid, Inc. (2)	40,127	1,836,211
Entergy Corp.	43,918	3,812,522

		5,648,733

Independent Power Producers & Energy Traders — 1.9%
AES Corp. (2)	217,814	5,785,140

Total Utilities		11,433,873

Total Common Stocks (identified cost $224,583,599)		294,958,523

Short-Term Investments — 17.4%

Collateral Pool Investments for Securities on Loan — 16.0%

Collateral pool allocation (4)		47,847,800

Mutual Funds — 1.4%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	4,247,319	4,247,319

Total Short-Term Investments (identified cost $52,095,119)		52,095,119

Total Investments — 115.9% (identified cost $276,678,718)		347,053,642
Other Assets and Liabilities — (15.9)%		(47,601,918)

Total Net Assets — 100.0%		$299,451,724

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 11.9%

Interactive Home Entertainment — 1.9%
Electronic Arts, Inc.	31,977	$4,283,959
Take-Two Interactive Software, Inc. (1)(2)	26,480	4,884,501

		9,168,460

Interactive Media & Services — 10.0%
Alphabet, Inc., Class A (1)	2,980	6,025,292
Alphabet, Inc., Class C (1)	10,657	21,706,817
Facebook, Inc., Class A (1)	75,544	19,461,645

		47,193,754

Total Communication Services		56,362,214

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary — 12.6%

Apparel, Accessories & Luxury Goods — 0.6%
Carter’s, Inc. (2)	35,024	$2,923,453

Footwear — 2.4%
Deckers Outdoor Corp. (1)	20,601	6,718,192
NIKE, Inc., Class B	33,944	4,574,972

		11,293,164

General Merchandise Stores — 1.3%
Target Corp.	33,899	6,218,433

Home Improvement Retail — 1.7%
Lowe’s Cos., Inc.	49,071	7,839,092

Internet & Direct Marketing Retail — 6.0%
Amazon.com, Inc. (1)	7,572	23,419,666
Etsy, Inc. (1)	23,187	5,107,401

		28,527,067

Leisure Products — 0.6%
YETI Holdings, Inc. (1)(2)	41,335	2,842,608

Total Consumer Discretionary		59,643,817

Consumer Staples — 4.0%

Household Products — 1.1%
Procter & Gamble Co.	41,083	5,074,983

Hypermarkets & Super Centers — 0.9%
Walmart, Inc.	32,455	4,216,554

Packaged Foods & Meats — 1.1%
Hershey Co.	34,660	5,048,229

Personal Products — 0.9%
Estee Lauder Cos., Inc., Class A (2)	15,919	4,550,605

Total Consumer Staples		18,890,371

Financials — 3.0%

Diversified Banks — 1.5%
U.S. Bancorp	137,007	6,850,350

Property & Casualty Insurance — 1.5%
Allstate Corp.	67,799	7,227,373

Total Financials		14,077,723

Healthcare — 13.1%

Biotechnology — 3.1%
Exelixis, Inc. (1)	124,962	2,706,677
Neurocrine Biosciences, Inc. (1)(2)	32,274	3,534,326
Vertex Pharmaceuticals, Inc. (1)(2)	40,182	8,540,684

		14,781,687

Healthcare Facilities — 0.5%
Acadia Healthcare Co., Inc. (1)(2)	44,737	2,471,272

Healthcare Services — 0.6%
DaVita, Inc. (1)(2)	28,604	2,921,326

Healthcare Supplies — 1.8%
Align Technology, Inc. (1)	14,931	8,467,519

Healthcare Technology — 0.8%
Veeva Systems, Inc., Class A (1)	13,024	3,648,153

Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	10,195	3,687,430

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	54,327	3,331,875
Eli Lilly and Co.	42,147	8,635,499
Horizon Therapeutics PLC (1)	67,644	6,149,516
Jazz Pharmaceuticals PLC (1)	20,006	3,361,808

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals (continued)
Merck & Co., Inc.	62,405	$4,531,851

		26,010,549

Total Healthcare		61,987,936

Industrials — 7.2%

Construction & Engineering — 1.1%
Quanta Services, Inc.	59,057	4,951,929

Electrical Components & Equipment — 1.2%
Sensata Technologies Holding PLC (1)(2)	102,778	5,888,152

Industrial Conglomerates — 2.5%
3M Co. (2)	48,272	8,450,496
Carlisle Cos., Inc.	22,710	3,298,628

		11,749,124

Industrial Machinery — 0.5%
IDEX Corp. (2)	12,177	2,376,585

Research & Consulting Services — 0.7%
TransUnion	38,908	3,276,443

Trading Companies & Distributors — 1.2%
WW Grainger, Inc. (2)	15,405	5,741,597

Total Industrials		33,983,830

Information Technology — 43.4%

Application Software — 3.6%
Adobe, Inc. (1)(2)	28,862	13,266,995
Intuit, Inc.	9,414	3,672,778

		16,939,773

Communications Equipment — 3.2%
Ciena Corp. (1)(2)	44,166	2,304,140
F5 Networks, Inc. (1)	38,017	7,222,470
Motorola Solutions, Inc.	30,683	5,384,253

		14,910,863

Data Processing & Outsourced Services — 7.7%
Mastercard, Inc., Class A	48,062	17,006,739
PayPal Holdings, Inc. (1)	48,768	12,672,365
Visa, Inc., Class A (2)	31,714	6,735,736

		36,414,840

Electronic Equipment & Instruments — 1.1%
Zebra Technologies Corp., Class A (1)	10,777	5,382,357

Electronic Manufacturing Services — 0.9%
IPG Photonics Corp. (1)(2)	18,613	4,231,666

Internet Services & Infrastructure — 1.5%
Okta, Inc. (1)(2)	9,002	2,353,573
Palo Alto Networks, Inc. (1)	12,937	4,635,456

		6,989,029

IT Consulting & Other Services — 0.4%
Gartner, Inc. (1)	11,940	2,137,738

Semiconductors — 5.9%
Broadcom, Inc.	16,610	7,804,541
NVIDIA Corp. (2)	16,407	9,000,552
Texas Instruments, Inc.	63,390	10,920,195

		27,725,288

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Systems Software — 11.4%
Fortinet, Inc. (1)(2)	49,034	$8,279,391
Microsoft Corp.	154,178	35,827,884
ServiceNow, Inc. (1)	18,442	9,838,069

		53,945,344

Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	298,228	36,163,127

Total Information Technology		204,840,025

Materials — 1.9%

Commodity Chemicals — 1.4%
Dow, Inc. (2)	110,086	6,529,200

Specialty Chemicals — 0.5%
PPG Industries, Inc. (2)	16,746	2,257,696

Total Materials		8,786,896

Real Estate — 0.8%

Specialized REIT’s — 0.8%
Lamar Advertising Co., Class A	44,367	3,841,738

Total Common Stocks (identified cost $258,294,766)		462,414,550

Short-Term Investments — 6.7%

Collateral Pool Investments for Securities on Loan — 4.7%

Collateral pool allocation (4)		22,300,971

Mutual Funds — 2.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	9,278,082	9,278,082

Total Short-Term Investments (identified cost $31,579,053)		31,579,053

Total Investments — 104.6% (identified cost $289,873,819)		493,993,603
Other Assets and Liabilities — (4.6)%		(21,674,800)

Total Net Assets — 100.0%		$472,318,803

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 99.0%

Communication Services — 3.9%

Broadcasting — 1.1%
Tegna Inc. (2)	27,456	$500,523

Interactive Media & Services — 1.5%
Twitter, Inc. (1)	9,183	707,642

Publishing — 1.3%
News Corp., Class A	24,397	572,110

Total Communication Services		1,780,275

Consumer Discretionary — 11.1%

Apparel, Accessories & Luxury Goods — 2.3%
PVH Corp. (2)	5,429	542,683
Ralph Lauren Corp. (2)	4,412	516,557

		1,059,240

Auto Parts & Equipment — 1.1%
Lear Corp. (2)	3,139	521,356

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Automotive Retail — 1.5%
AutoZone, Inc. (1)	576	$668,114

Consumer Electronics — 1.4%
Garmin, Ltd.	5,186	643,168

Education Services — 1.5%
Graham Holdings Co., Class B	1,135	681,942

Homebuilding — 0.9%
PulteGroup, Inc.	8,814	397,600

Internet & Direct Marketing Retail — 1.0%
Qurate Retail, Inc. (2)	34,985	434,514

Specialized Consumer Services — 1.4%
Terminix Global Holdings, Inc. (1)	13,853	623,523

Total Consumer Discretionary		5,029,457

Consumer Staples — 3.2%

Brewers — 1.0%
Molson Coors Beverage Co., Class B (2)	10,485	466,058

Food Distributors — 1.1%
Sysco Corp.	6,277	499,838

Packaged Foods & Meats — 1.1%
Hershey Co.	3,374	491,423

Total Consumer Staples		1,457,319

Energy — 3.4%

Oil & Gas-Equipment & Services — 0.9%
Baker Hughes Co. (2)	17,697	433,223

Oil & Gas-Exploration & Production — 2.5%
Cimarex Energy Co.	12,450	721,975
Pioneer Natural Resources Co. (2)	2,658	394,899

		1,116,874

Total Energy		1,550,097

Financials — 17.9%

Asset Management & Custody Banks — 3.2%
Ameriprise Financial, Inc.	3,329	736,508
State Street Corp.	9,853	717,003

		1,453,511

Consumer Finance — 1.1%
Ally Financial, Inc.	11,707	485,841

Investment Banking & Brokerage — 3.4%
Evercore, Inc., Class A (2)	6,818	816,592
Raymond James Financial, Inc.	6,102	712,347

		1,528,939

Life & Health Insurance — 1.8%
Globe Life, Inc.	4,265	398,351
Principal Financial Group, Inc.	7,914	447,774

		846,125

Multi-Line Insurance — 3.0%
American Financial Group, Inc.	4,888	521,550
Hartford Financial Services Group, Inc.	16,319	827,210

		1,348,760

Regional Banks — 5.4%
Citizens Financial Group, Inc.	21,098	916,497
Comerica, Inc.	5,603	381,564
Regions Financial Corp.	32,392	668,247

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
Signature Bank	2,309	$504,147

		2,470,455

Total Financials		8,133,631

Healthcare — 7.7%

Biotechnology — 0.6%
Exelixis, Inc. (1)	12,552	271,876

Healthcare Equipment — 3.0%
Steris PLC	3,532	617,394
Zimmer Biomet Holdings, Inc. (2)	4,654	758,881

		1,376,275

Healthcare Facilities — 1.3%
Acadia Healthcare Co., Inc. (1)	10,974	606,204

Life Sciences Tools & Services — 1.8%
Avantor, Inc. (1)	14,485	403,697
Charles River Laboratories International, Inc. (1)	1,387	396,876

		800,573

Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC (1)	2,645	444,466

Total Healthcare		3,499,394

Industrials — 19.7%

Agricultural & Farm Machinery — 0.9%
AGCO Corp.	3,168	410,193

Construction & Engineering — 3.5%
Quanta Services, Inc.	6,002	503,268
Valmont Industries, Inc. (2)	4,563	1,079,286

		1,582,554

Construction Machinery & Heavy Trucks — 1.3%
Cummins, Inc.	2,354	596,033

Electrical Components & Equipment — 4.3%
EnerSys (2)	4,729	426,934
Hubbell, Inc. (2)	3,873	687,496
Regal Beloit Corp. (2)	6,278	858,015

		1,972,445

Environmental & Facilities Services — 2.6%
Clean Harbors, Inc. (1)	5,943	506,047
Republic Services, Inc.	7,515	669,511

		1,175,558

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	3,446	500,531

Industrial Machinery — 1.9%
Crane Co.	5,304	444,794
Xylem, Inc.	4,399	437,964

		882,758

Research & Consulting Services — 1.7%
FTI Consulting, Inc. (1)	3,712	425,209
TransUnion	3,833	322,777

		747,986

Trucking — 2.4%
Ryder System, Inc. (2)	7,992	541,618
Schneider National, Inc., Class B (2)	23,967	554,356

		1,095,974

Total Industrials		8,964,032

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 10.4%

Application Software — 1.0%
SS&C Technologies Holdings, Inc. (2)	6,975	$462,303

Data Processing & Outsourced Services — 2.4%
Black Knight, Inc. (1)	6,372	488,669
Maximus, Inc. (2)	7,647	621,548

		1,110,217

Electronic Manufacturing Services — 1.6%
Jabil, Inc.	16,877	728,580

Internet Services & Infrastructure — 0.6%
Akamai Technologies, Inc. (1)(2)	2,961	279,814

IT Consulting & Other Services — 1.1%
Gartner, Inc. (1)	2,775	496,836

Semiconductors — 2.1%
ON Semiconductor Corp. (1)(2)	23,280	937,486

Technology Distributors — 1.6%
CDW Corp.	4,476	702,240

Total Information Technology		4,717,476

Materials — 6.4%

Commodity Chemicals — 1.3%
Valvoline, Inc. (2)	23,453	585,387

Metal & Glass Containers — 1.1%
Crown Holdings, Inc. (1)	5,377	513,826

Paper Packaging — 1.1%
WestRock Co. (2)	11,455	499,324

Specialty Chemicals — 1.0%
Celanese Corp.	3,396	471,738

Steel — 1.9%
Steel Dynamics, Inc.	20,500	852,390

Total Materials		2,922,665

Real Estate — 8.4%

Residential REIT’s — 4.1%
Camden Property Trust	6,344	660,728
Equity LifeStyle Properties, Inc.	10,305	635,303
Mid-America Apartment Communities, Inc. (2)	4,071	548,486

		1,844,517

Retail REIT’s — 0.9%
Realty Income Corp.	7,205	434,173

Specialized REIT’s — 3.4%
Gaming and Leisure Properties, Inc.	12,351	548,384
Lamar Advertising Co., Class A	7,358	637,129
Life Storage, Inc.	4,514	378,725

		1,564,238

Total Real Estate		3,842,928

Utilities — 6.9%

Electric Utilities — 3.2%
Entergy Corp.	5,863	508,967
Evergy, Inc. (2)	7,738	414,989
NRG Energy, Inc.	14,047	512,856

		1,436,812

Gas Utilities — 1.0%
UGI Corp. (2)	12,326	472,209

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Independent Power Producers & Energy Traders — 1.4%
AES Corp.	23,340	$619,910

Multi-Utilities — 1.3%
MDU Resources Group, Inc. (2)	21,288	598,193

Total Utilities		3,127,124

Total Common Stocks (identified cost $33,449,094)		45,024,398

Short-Term Investments — 18.9%

Collateral Pool Investments for Securities on Loan — 18.0%

Collateral pool allocation (4)		8,161,400

Mutual Funds — 0.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	419,779	419,779

Total Short-Term Investments (identified cost $8,581,179)		8,581,179

Total Investments — 117.9% (identified cost $42,030,273)		53,605,577
Other Assets and Liabilities — (17.9)%		(8,126,263)

Total Net Assets — 100.0%		$45,479,314

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 97.9%

Communication Services — 5.4%

Interactive Home Entertainment — 2.9%
Spotify Technology SA (1)	677	$208,096
Take-Two Interactive Software, Inc. (1)	2,440	450,083

		658,179

Interactive Media & Services — 1.3%
Pinterest, Inc., Class A (1)	3,541	285,334

Movies & Entertainment — 1.2%
Roku, Inc. (1)	688	272,090

Total Communication Services		1,215,603

Consumer Discretionary — 10.6%

Automotive Retail — 2.3%
O’Reilly Automotive, Inc. (1)(2)	1,172	524,270

Education Services — 0.8%
Chegg, Inc. (1)(2)	1,774	171,244

Footwear — 2.2%
Deckers Outdoor Corp. (1)	1,499	488,839

General Merchandise Stores — 1.6%
Dollar Tree, Inc. (1)	3,664	359,805

Hotels, Resorts & Cruise Lines — 1.5%
Travel & Leisure Co.	5,758	347,956

Leisure Products — 2.2%
Polaris, Inc.	2,306	271,555
YETI Holdings, Inc. (1)	3,451	237,325

		508,880

Total Consumer Discretionary		2,400,994

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 1.4%

Food Retail — 1.4%
Sprouts Farmers Market, Inc. (1)	14,970	$316,017

Financials — 4.8%

Financial Exchanges & Data — 1.8%
MSCI, Inc. (2)	985	408,302

Investment Banking & Brokerage — 3.0%
LPL Financial Holdings, Inc.	2,928	385,149
Virtu Financial, Inc., Class A	10,375	282,926

		668,075

Total Financials		1,076,377

Healthcare — 20.9%

Biotechnology — 5.4%
BioMarin Pharmaceutical, Inc. (1)(2)	4,433	343,247
Exelixis, Inc. (1)	11,367	246,209
Ionis Pharmaceuticals, Inc. (1)(2)	3,151	165,112
Neurocrine Biosciences, Inc. (1)	4,168	456,438

		1,211,006

Healthcare Equipment — 2.9%
IDEXX Laboratories, Inc. (1)(2)	533	277,251
ResMed, Inc. (2)	991	191,045
Tandem Diabetes Care, Inc. (1)(2)	1,990	191,020

		659,316

Healthcare Services — 1.9%
Chemed Corp. (2)	376	167,399
LHC Group, Inc. (1)(2)	1,437	261,117

		428,516

Healthcare Supplies — 1.8%
Haemonetics Corp. (1)	1,547	195,696
ICU Medical, Inc. (1)(2)	1,018	211,235

		406,931

Healthcare Technology — 1.5%
Veeva Systems, Inc., Class A (1)	1,247	349,297

Life Sciences Tools & Services — 4.3%
Bio-Techne Corp.	957	346,137
Bruker Corp. (2)	4,877	297,400
PRA Health Sciences, Inc. (1)(2)	2,188	322,533

		966,070

Managed Healthcare — 1.6%
Molina Healthcare, Inc. (1)(2)	1,634	354,186

Pharmaceuticals — 1.5%
Horizon Therapeutics PLC (1)	3,846	349,640

Total Healthcare		4,724,962

Industrials — 14.2%

Building Products — 1.2%
Fortune Brands Home & Security, Inc.	3,319	275,942

Construction & Engineering — 1.5%
Valmont Industries, Inc.	1,405	332,325

Construction Machinery & Heavy Trucks — 1.3%
Cummins, Inc.	1,174	297,257

Electrical Components & Equipment — 2.8%
Generac Holdings, Inc. (1)	882	290,672
Sensata Technologies Holding PLC (1)	6,053	346,776

		637,448

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Environmental & Facilities Services — 1.5%
Clean Harbors, Inc. (1)	3,985	$339,323

Industrial Machinery — 1.7%
ITT, Inc.	4,527	375,650

Research & Consulting Services — 2.6%
CoStar Group, Inc. (1)	423	348,450
TransUnion	2,737	230,483

		578,933

Trucking — 1.6%
Old Dominion Freight Line, Inc. (2)	1,726	370,693

Total Industrials		3,207,571

Information Technology — 39.7%

Application Software — 13.6%
2U, Inc. (1)	8,824	349,695
Cadence Design Systems, Inc. (1)	2,457	346,658
Dropbox, Inc., Class A (1)(2)	11,042	248,942
Guidewire Software, Inc. (1)(2)	2,989	331,749
HubSpot, Inc. (1)	1,230	633,450
New Relic, Inc. (1)(2)	4,387	268,221
PTC, Inc. (1)	3,358	459,845
Synopsys, Inc. (1)	1,773	434,757

		3,073,317

Communications Equipment — 0.8%
Motorola Solutions, Inc.	985	172,848

Data Processing & Outsourced Services — 1.5%
Genpact, Ltd.	8,153	329,707

Electronic Components — 1.0%
Dolby Laboratories, Inc., Class A	2,298	224,354

Electronic Equipment & Instruments — 1.7%
Keysight Technologies, Inc. (1)	2,764	391,161

Internet Services & Infrastructure — 3.7%
GoDaddy, Inc., Class A (1)(2)	4,106	333,079
Palo Alto Networks, Inc. (1)	1,378	493,751

		826,830

IT Consulting & Other Services — 3.2%
CACI International, Inc., Class A (1)	594	131,476
EPAM Systems, Inc. (1)	749	279,834
LiveRamp Holdings, Inc. (1)	5,087	321,295

		732,605

Semiconductor Equipment — 7.7%
Brooks Automation, Inc.	3,441	286,154
KLA Corp.	1,419	441,635
MKS Instruments, Inc. (2)	1,668	275,053
SolarEdge Technologies, Inc. (1)(2)	678	202,254
Teradyne, Inc. (2)	4,081	524,858

		1,729,954

Semiconductors — 1.5%
ON Semiconductor Corp. (1)	8,626	347,369

Systems Software — 4.0%
CommVault Systems, Inc. (1)	4,689	298,830
Proofpoint, Inc. (1)	2,678	323,824
Qualys, Inc. (1)(2)	2,839	275,837

		898,491

Technology Distributors — 1.0%
CDW Corp.	1,485	232,981

Total Information Technology		8,959,617

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate — 0.9%

Residential REIT’s — 0.9%
Equity LifeStyle Properties, Inc.	3,444	$212,323

Total Common Stocks (identified cost $15,476,727)		22,113,464

Short-Term Investments — 26.4%

Collateral Pool Investments for Securities on Loan — 24.4%

Collateral pool allocation (4)		5,512,750

Mutual Funds — 2.0%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	462,454	462,454

Total Short-Term Investments (identified cost $5,975,204)		5,975,204

Total Investments — 124.3% (identified cost $21,451,931)		28,088,668
Other Assets and Liabilities — (24.3)%		(5,498,747)

Total Net Assets — 100.0%		$22,589,921

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.6%

Communication Services — 1.5%

Broadcasting — 1.0%
Tegna Inc.	50,394	$918,683

Cable & Satellite — 0.5%
MSG Networks, Inc., Class A (1)(2)	26,004	441,028

Total Communication Services		1,359,711

Consumer Discretionary — 14.5%

Apparel Retail — 1.7%
Caleres, Inc. (2)	26,841	425,698
Genesco, Inc. (1)	11,929	536,089
Zumiez, Inc. (1)(2)	13,106	590,819

		1,552,606

Apparel, Accessories & Luxury Goods — 0.6%
Movado Group, Inc. (2)	24,501	558,623

Auto Parts & Equipment — 3.0%
American Axle & Manufacturing Holdings, Inc. (1)(2)	56,082	547,921
Dana, Inc. (2)	48,298	1,149,976
Modine Manufacturing Co. (1)	20,345	282,185
Standard Motor Products, Inc.	7,820	328,518
Stoneridge, Inc. (1)(2)	16,699	511,991

		2,820,591

Broadcasting — 0.6%
Gray Television, Inc. (2)	29,110	528,346

Casinos & Gaming — 1.1%
Boyd Gaming Corp. (1)(2)	10,694	627,738
Golden Entertainment, Inc. (1)	17,710	418,487

		1,046,225

Consumer Electronics — 0.5%
Universal Electronics, Inc. (1)	7,941	462,087

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Education Services — 0.8%
Graham Holdings Co., Class B	1,238	$743,828

Home Furnishings — 0.9%
La-Z-Boy, Inc. (2)	19,591	834,772

Homebuilding — 2.2%
Century Communities, Inc. (1)(2)	11,663	645,314
M/I Homes, Inc. (1)(2)	8,359	417,114
Meritage Homes Corp. (1)	5,951	501,729
TRI Pointe Homes, Inc. (1)	25,683	487,977

		2,052,134

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A	3,201	386,297

Restaurants — 0.8%
Del Taco Restaurants, Inc. (2)	25,486	255,880
Dine Brands Global, Inc. (1)(2)	5,831	461,290

		717,170

Specialty Stores — 1.4%
Hibbett Sports, Inc. (1)(2)	12,265	788,149
MarineMax, Inc. (1)(2)	11,556	515,975

		1,304,124

Tires & Rubber — 0.5%
Goodyear Tire & Rubber Co. (1)(2)	29,893	502,501

Total Consumer Discretionary		13,509,304

Consumer Staples — 1.7%

Food Distributors — 0.3%
SpartanNash Co. (2)	11,818	215,442

Household Products — 1.4%
Central Garden & Pet Co., Class A (1)	19,621	814,468
Spectrum Brands Holdings, Inc.	6,546	507,642

		1,322,110

Total Consumer Staples		1,537,552

Energy — 4.0%

Oil & Gas-Equipment & Services — 1.8%
Matrix Service Co. (1)(2)	29,957	406,516
ProPetro Holding Corp. (1)(2)	58,497	670,961
Select Energy Services, Inc., Class A (1)(2)	45,950	290,404
Solaris Oilfield Infrastructure, Inc., Class A	30,510	360,323

		1,728,204

Oil & Gas-Exploration & Production — 0.6%
Penn Virginia Corp. (1)(2)	39,011	571,121

Oil & Gas-Refining & Marketing — 1.6%
Renewable Energy Group, Inc. (1)	8,484	659,801
World Fuel Services Corp.	25,953	806,619

		1,466,420

Total Energy		3,765,745

Financials — 27.2%

Asset Management & Custody Banks — 0.4%
Federated Hermes, Inc., Class B	13,981	373,572

Consumer Finance — 0.9%
Encore Capital Group, Inc. (1)(2)	9,387	313,713
Nelnet, Inc., Class A (2)	7,531	546,751

		860,464

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Investment Banking & Brokerage — 3.8%
Cowen, Inc., Class A (2)	19,849	$671,889
Evercore, Inc., Class A (2)	5,726	685,803
Oppenheimer Holdings, Inc., Class A (2)	6,880	260,752
Stifel Financial Corp. (2)	21,542	1,315,786
StoneX Group, Inc. (1)(2)	5,541	319,660
Virtu Financial, Inc., Class A	12,108	330,185

		3,584,075

Property & Casualty Insurance — 1.9%
AMERISAFE, Inc.	8,251	482,849
Employers Holdings, Inc. (2)	16,629	553,579
ProAssurance Corp. (2)	30,650	758,587

		1,795,015

Regional Banks — 15.5%
1st Source Corp. (2)	7,050	312,808
Associated Banc-Corp	36,417	733,803
Bancorp, Inc. (1)	41,265	836,442
Banner Corp. (2)	14,318	741,386
Cadence BanCorp	35,648	731,497
Cathay General Bancorp (2)	27,907	1,050,419
Central Pacific Financial Corp.	24,044	544,116
Community Trust Bancorp, Inc. (2)	5,584	228,162
Financial Institutions, Inc. (2)	6,979	191,085
First Bancorp/Southern Pines NC	10,104	406,888
First Commonwealth Financial Corp. (2)	62,448	837,428
First Merchants Corp. (2)	20,291	853,237
Great Southern Bancorp, Inc.	2,954	155,942
Great Western Bancorp, Inc.	27,637	741,501
Hancock Whitney Corp. (2)	19,961	753,528
Heartland Financial USA, Inc. (2)	6,233	291,330
Hilltop Holdings, Inc. (2)	22,108	730,448
Independent Bank Corp.	13,705	283,282
International Bancshares Corp. (2)	21,081	918,710
Lakeland Bancorp, Inc. (2)	11,196	175,553
Peapack Gladstone Financial Corp. (2)	7,547	207,618
Preferred Bank	7,252	420,253
QCR Holdings, Inc.	4,434	183,568
TriCo Bancshares (2)	4,876	210,009
Trustmark Corp. (2)	25,110	757,318
Univest Financial Corp. (2)	9,368	235,605
Wintrust Financial Corp. (2)	11,801	869,262

		14,401,198

Thrifts & Mortgage Finance — 4.7%
Axos Financial, Inc. (1)	16,778	776,318
Essent Group, Ltd.	9,380	386,737
Flagstar Bancorp, Inc.	13,599	590,061
HomeStreet, Inc.	13,088	562,261
NMI Holdings, Inc., Class A (1)(2)	22,277	509,252
TrustCo Bank Corp.	41,234	283,690
Washington Federal, Inc.	15,265	461,308
WSFS Financial Corp.	14,371	763,675

		4,333,302

Total Financials		25,347,626

Healthcare — 5.3%

Biotechnology — 1.5%
Alkermes PLC (1)(2)	18,806	358,066
Coherus Biosciences, Inc. (1)	15,826	257,014

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Biotechnology (continued)
Vericel Corp. (1)(2)	16,069	$775,812

		1,390,892

Healthcare Equipment — 2.3%
AngioDynamics, Inc. (1)	22,839	478,477
CONMED Corp.	5,804	714,240
Integer Holdings Corp. (1)(2)	5,668	499,861
Orthofix Medical, Inc. (1)	10,805	502,541

		2,195,119

Healthcare Facilities — 0.3%
Hanger, Inc. (1)(2)	11,409	250,770

Healthcare Technology — 0.8%
Computer Programs & Systems, Inc. (2)	14,745	463,730
HealthStream, Inc. (1)	12,918	300,989

		764,719

Life Sciences Tools & Services — 0.4%
Luminex Corp. (2)	10,338	336,192

Total Healthcare		4,937,692

Industrials — 19.5%

Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc. (1)	10,274	286,234
Hub Group, Inc., Class A (1)	7,613	438,356

		724,590

Building Products — 1.2%
Masonite International Corp. (1)(2)	5,020	550,795
Quanex Building Products Corp.	21,783	529,980

		1,080,775

Construction & Engineering — 3.6%
EMCOR Group, Inc.	10,157	988,987
MYR Group, Inc. (1)(2)	8,528	502,726
Northwest Pipe Co. (1)(2)	7,911	269,211
Primoris Services Corp. (2)	25,085	839,595
Valmont Industries, Inc.	3,127	739,629

		3,340,148

Construction Machinery & Heavy Trucks — 0.8%
Astec Industries, Inc.	8,282	562,514
Miller Industries, Inc.	5,477	216,177

		778,691

Electrical Components & Equipment — 0.6%
Regal Beloit Corp.	3,796	518,800

Environmental & Facilities Services — 0.6%
Clean Harbors, Inc. (1)	6,888	586,513

Human Resource & Employment Services — 1.8%
Heidrick & Struggles International, Inc. (2)	6,676	239,602
Korn Ferry	12,748	784,639
TrueBlue, Inc. (1)(2)	30,765	640,835

		1,665,076

Industrial Machinery — 2.6%
Columbus McKinnon Corp. (2)	12,509	629,703
Crane Co.	7,824	656,121
Lydall, Inc. (1)(2)	15,920	554,493
Mueller Industries, Inc.	13,625	553,720

		2,394,037

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Office Services & Supplies — 1.4%
Interface, Inc. (2)	26,457	$328,596
Kimball International, Inc., Class B (2)	23,627	305,734
Steelcase, Inc., Class A	49,278	686,935

		1,321,265

Research & Consulting Services — 0.6%
Huron Consulting Group, Inc. (1)	10,608	539,947

Trading Companies & Distributors — 3.1%
Applied Industrial Technologies, Inc.	7,684	655,983
DXP Enterprises, Inc. (1)(2)	11,560	347,262
H&E Equipment Services, Inc. (2)	19,334	598,001
Herc Holdings, Inc. (1)(2)	5,751	504,708
NOW, Inc. (1)	76,465	812,823

		2,918,777

Trucking — 2.4%
ArcBest Corp. (2)	14,880	877,771
Covenant Logistics Group, Inc., Class A (1)(2)	11,099	201,780
Ryder System, Inc.	5,571	377,547
Schneider National, Inc., Class B	19,416	449,092
Werner Enterprises, Inc.	8,383	359,798

		2,265,988

Total Industrials		18,134,607

Information Technology — 7.6%

Application Software — 0.6%
Cognyte Software, Ltd. (1)	7,378	213,003
Verint Systems, Inc. (1)(2)	7,378	363,662

		576,665

Communications Equipment — 0.5%
Digi International, Inc. (1)	19,445	454,235

Electronic Components — 1.4%
Knowles Corp. (1)(2)	15,982	332,266
Vishay Intertechnology, Inc. (2)	41,215	983,802

		1,316,068

Electronic Equipment & Instruments — 0.2%
Vishay Precision Group, Inc. (1)	6,398	206,783

Electronic Manufacturing Services — 1.9%
Fabrinet (1)(2)	7,200	635,976
Plexus Corp. (1)	8,022	673,688
Sanmina Corp. (1)	13,060	465,197

		1,774,861

Semiconductor Equipment — 2.4%
Amkor Technology, Inc. (2)	51,523	1,230,885
Onto Innovation, Inc. (1)	1	62
Photronics, Inc. (1)	53,744	640,091
Ultra Clean Holdings, Inc. (1)	7,900	366,402

		2,237,440

Semiconductors — 0.6%
Diodes, Inc. (1)(2)	6,847	537,626

Total Information Technology		7,103,678

Materials — 6.4%

Commodity Chemicals — 2.8%
Hawkins, Inc. (2)	3,931	246,081
Koppers Holdings, Inc. (1)	19,402	648,221

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Commodity Chemicals (continued)
Orion Engineered Carbons SA (1)	41,808	$740,001
Tronox Holdings PLC	51,025	935,798

		2,570,101

Construction Materials — 1.0%
US Concrete, Inc. (1)(2)	17,706	911,151

Forest Products — 0.8%
Boise Cascade Co.	14,902	744,206

Specialty Chemicals — 0.2%
FutureFuel Corp.	14,222	208,779

Steel — 1.6%
Carpenter Technology Corp. (2)	17,497	711,428
Schnitzer Steel Industries, Inc., Class A (2)	22,737	785,336

		1,496,764

Total Materials		5,931,001

Real Estate — 9.1%

Diversified REIT’s — 1.5%
Alexander & Baldwin, Inc. (1)	18,344	320,470
Gladstone Commercial Corp. (2)	11,341	211,850
Lexington Realty Trust	84,753	908,552

		1,440,872

Healthcare REIT’s — 1.4%
Healthcare Realty Trust, Inc.	18,607	536,998
Sabra Health Care REIT, Inc. (2)	42,849	737,860

		1,274,858

Industrial REIT’s — 2.3%
EastGroup Properties, Inc.	2,933	399,211
First Industrial Realty Trust, Inc.	17,047	728,077
STAG Industrial, Inc.	30,696	968,459

		2,095,747

Office REIT’s — 0.8%
Piedmont Office Realty Trust, Inc., Class A (2)	45,800	781,348

Real Estate Services — 0.4%
Newmark Group, Inc., Class A (2)	41,811	418,946

Residential REIT’s — 0.3%
UMH Properties, Inc.	13,767	235,002

Retail REIT’s — 1.3%
Getty Realty Corp. (2)	16,959	474,513
SITE Centers Corp.	18,906	252,206
Tanger Factory Outlet Centers, Inc. (2)	29,230	460,080

		1,186,799

Specialized REIT’s — 1.1%
National Storage Affiliates Trust	14,070	542,398
PotlatchDeltic Corp.	8,722	442,642

		985,040

Total Real Estate		8,418,612

Utilities — 1.8%

Electric Utilities — 0.7%
Portland General Electric Co. (2)	15,592	657,359

Gas Utilities — 0.4%
Southwest Gas Holdings, Inc. (1)(2)	6,112	381,083

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Utilities (continued)

Independent Power Producers & Energy Traders — 0.4%
Clearway Energy, Inc., Class C (2)	13,395	$367,827

Multi-Utilities — 0.3%
Unitil Corp. (2)	6,399	267,734

Total Utilities		1,674,003

Total Common Stocks (identified cost $72,732,099)		91,719,531

Short-Term Investments — 17.4%

Collateral Pool Investments for Securities on Loan — 16.1%

Collateral pool allocation (4)		14,959,701

Mutual Funds — 1.3%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	1,224,144	1,224,144

Total Short-Term Investments (identified cost $16,183,845)		16,183,845

Total Investments — 116.0% (identified cost $88,915,944)		107,903,376
Other Assets and Liabilities — (16.0)%		(14,867,709)

Total Net Assets — 100.0%		$93,035,667

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.3%

Communication Services — 1.3%

Advertising — 1.3%
TechTarget, Inc. (1)(2)	17,726	$1,482,425

Consumer Discretionary — 13.1%

Auto Parts & Equipment — 0.9%
Gentherm, Inc. (1)	15,083	1,067,725

Casinos & Gaming — 0.9%
Golden Entertainment, Inc. (1)(2)	42,288	999,265

Consumer Electronics — 1.7%
Sonos, Inc. (1)(2)	51,370	2,000,348

Footwear — 2.9%
Crocs, Inc. (1)(2)	18,568	1,424,537
Deckers Outdoor Corp. (1)	3,707	1,208,890
Steven Madden, Ltd. (2)	21,673	801,684

		3,435,111

Homebuilding — 1.1%
Skyline Champion Corp. (1)	29,523	1,306,393

Homefurnishing Retail — 1.8%
Sleep Number Corp. (1)(2)	15,507	2,126,475

Internet & Direct Marketing Retail — 2.2%
CarParts.com, Inc. (1)(2)	59,151	1,048,747
Shutterstock, Inc. (2)	17,068	1,505,910

		2,554,657

Leisure Products — 0.9%
YETI Holdings, Inc. (1)	16,149	1,110,567

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Restaurants — 0.7%
Wingstop, Inc.	5,701	$776,191

Total Consumer Discretionary		15,376,732

Consumer Staples — 2.7%

Food Retail — 0.7%
Sprouts Farmers Market, Inc. (1)	36,249	765,216

Household Products — 0.8%
Central Garden & Pet Co., Class A (1)(2)	23,058	957,138

Packaged Foods & Meats — 1.2%
Freshpet, Inc. (1)(2)	8,973	1,398,711

Total Consumer Staples		3,121,065

Energy — 1.1%

Oil & Gas-Refining & Marketing — 1.1%
Renewable Energy Group, Inc. (1)(2)	17,236	1,340,444

Financials — 1.5%

Property & Casualty Insurance — 1.5%
AMERISAFE, Inc. (2)	12,706	743,555
Kinsale Capital Group, Inc.	5,678	999,669

Total Financials		1,743,224

Healthcare — 34.9%

Biotechnology — 17.0%
ACADIA Pharmaceuticals, Inc. (1)	14,908	730,045
Agios Pharmaceuticals, Inc. (1)(2)	17,006	806,765
Albireo Pharma, Inc. (1)(2)	18,882	658,226
Aldeyra Therapeutics, Inc. (1)(2)	76,041	932,263
Amicus Therapeutics, Inc. (1)(2)	43,142	529,784
Atara Biotherapeutics, Inc. (1)(2)	48,548	814,635
Castle Biosciences, Inc. (1)(2)	15,840	1,205,107
Coherus Biosciences, Inc. (1)(2)	44,361	720,423
Deciphera Pharmaceuticals, Inc. (1)(2)	12,477	546,243
Dicerna Pharmaceuticals, Inc. (1)(2)	31,763	856,966
Frequency Therapeutics, Inc. (1)(2)	31,155	1,533,138
Halozyme Therapeutics, Inc. (1)(2)	33,301	1,506,870
Natera, Inc. (1)(2)	11,720	1,360,575
Protagonist Therapeutics, Inc. (1)(2)	40,160	946,571
PTC Therapeutics, Inc. (1)(2)	16,855	962,420
Puma Biotechnology, Inc. (1)(2)	58,942	587,062
Radius Health, Inc. (1)(2)	40,017	744,716
Sangamo Therapeutics, Inc. (1)(2)	67,153	771,588
Travere Therapeutics, Inc. (1)	34,116	1,051,455
Vericel Corp. (1)(2)	36,647	1,769,317
Xencor, Inc. (1)(2)	18,902	931,302

		19,965,471

Healthcare Equipment — 5.2%
AtriCure, Inc. (1)(2)	17,825	1,163,438
Axogen, Inc. (1)(2)	60,249	1,331,503
Cardiovascular Systems, Inc. (1)(2)	21,697	896,086
iRhythm Technologies, Inc. (1)(2)	4,817	775,055
NuVasive, Inc. (1)	19,520	1,177,641
Tandem Diabetes Care, Inc. (1)(2)	8,116	779,055

		6,122,778

Healthcare Facilities — 0.9%
Select Medical Holdings Corp. (1)(2)	34,772	1,100,534

Healthcare Services — 2.2%
Option Care Health, Inc. (1)	60,546	1,161,878
R1 RCM, Inc. (1)(2)	51,216	1,415,610

		2,577,488

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Supplies — 2.4%
BioLife Solutions, Inc. (1)(2)	25,941	$1,017,665
Neogen Corp. (1)(2)	11,619	951,829
SI-BONE, Inc. (1)(2)	27,070	849,727

		2,819,221

Healthcare Technology — 2.9%
Inovalon Holdings, Inc., Class A (1)	36,824	904,397
Omnicell, Inc. (1)(2)	7,473	948,324
Phreesia, Inc. (1)(2)	24,363	1,492,234

		3,344,955

Life Sciences Tools & Services — 3.6%
Medpace Holdings, Inc. (1)	9,309	1,512,061
NeoGenomics, Inc. (1)(2)	23,916	1,218,998
Quanterix Corp. (1)	19,461	1,474,171

		4,205,230

Pharmaceuticals — 0.7%
Collegium Pharmaceutical, Inc. (1)(2)	35,730	842,871

Total Healthcare		40,978,548

Industrials — 14.8%

Air Freight & Logistics — 1.4%
Echo Global Logistics, Inc. (1)(2)	24,895	693,575
Hub Group, Inc., Class A (1)(2)	15,276	879,592

		1,573,167

Building Products — 1.7%
CSW Industrials, Inc. (2)	8,192	1,028,669
Gibraltar Industries, Inc. (1)(2)	11,531	1,007,233

		2,035,902

Construction & Engineering — 1.6%
Arcosa, Inc.	16,897	958,567
EMCOR Group, Inc. (2)	9,631	937,770

		1,896,337

Construction Machinery & Heavy Trucks — 0.7%
Astec Industries, Inc. (2)	12,200	828,624

Electrical Components & Equipment — 0.6%
American Superconductor Corp. (1)(2)	30,675	729,758

Environmental & Facilities Services — 0.9%
Covanta Holding Corp. (2)	74,113	1,041,288

Industrial Machinery — 4.1%
Evoqua Water Technologies Corp. (1)(2)	35,053	860,551
Mueller Industries, Inc. (2)	27,428	1,114,674
Mueller Water Products, Inc., Class A	67,322	867,781
Tennant Co. (2)	12,274	935,279
Watts Water Technologies, Inc., Class A	9,137	1,042,440

		4,820,725

Research & Consulting Services — 1.9%
Huron Consulting Group, Inc. (1)(2)	20,507	1,043,806
ICF International, Inc. (2)	13,384	1,116,895

		2,160,701

Trading Companies & Distributors — 1.9%
Applied Industrial Technologies, Inc. (2)	11,186	954,949
NOW, Inc. (1)	117,528	1,249,323

		2,204,272

Total Industrials		17,290,774

Description	Shares	Value
Common Stocks (continued)

Information Technology — 22.8%

Application Software — 7.6%
2U, Inc. (1)	24,983	$990,076
Avaya Holdings Corp. (1)(2)	45,913	1,362,239
Blackline, Inc. (1)(2)	7,443	923,081
ChannelAdvisor Corp. (1)(2)	50,955	1,151,583
Cognyte Software, Ltd. (1)	13,648	394,018
Mitek Systems, Inc. (1)(2)	55,419	846,802
SPS Commerce, Inc. (1)	12,442	1,253,283
Verint Systems, Inc. (1)(2)	13,648	672,710
Workiva, Inc. (1)(2)	13,074	1,322,435

		8,916,227

Communications Equipment — 0.7%
Viavi Solutions, Inc. (1)(2)	47,029	761,164

Data Processing & Outsourced Services — 1.8%
ExlService Holdings, Inc. (1)	9,759	825,806
TTEC Holdings, Inc.	15,433	1,298,533

		2,124,339

Electronic Components — 1.1%
Rogers Corp. (1)(2)	7,150	1,297,582

Electronic Manufacturing Services — 1.4%
Plexus Corp. (1)(2)	10,372	871,040
TTM Technologies, Inc. (1)(2)	56,155	792,909

		1,663,949

Internet Software & Services — 0.9%
Quotient Technology, Inc. (1)(2)	82,257	1,103,889

IT Consulting & Other Services — 0.9%
LiveRamp Holdings, Inc. (1)(2)	16,384	1,034,813

Semiconductor Equipment — 4.4%
Advanced Energy Industries, Inc.	10,041	1,048,782
Brooks Automation, Inc. (2)	11,549	960,415
Cohu, Inc. (1)(2)	24,829	1,078,820
FormFactor, Inc. (1)	26,418	1,198,585
Photronics, Inc. (1)	73,556	876,052

		5,162,654

Semiconductors — 2.2%
Silicon Laboratories, Inc. (1)	7,811	1,216,485
Synaptics, Inc. (1)(2)	10,288	1,378,901

		2,595,386

Systems Software — 1.8%
CommVault Systems, Inc. (1)(2)	17,907	1,141,213
Tenable Holdings, Inc. (1)	23,881	976,972

		2,118,185

Total Information Technology		26,778,188

Materials — 3.0%

Construction Materials — 2.0%
Forterra, Inc. (1)(2)	47,643	1,108,652
Summit Materials, Inc., Class A (1)(2)	47,039	1,303,451

		2,412,103

Diversified Metals & Mining — 1.0%
Materion Corp. (2)	16,757	1,147,520

Total Materials		3,559,623

Real Estate — 2.4%

Industrial REIT’s — 1.4%
EastGroup Properties, Inc.	6,216	846,060
STAG Industrial, Inc.	27,536	868,761

		1,714,821

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REIT’s — 1.0%
QTS Realty Trust, Inc., Class A (2)	18,199	$1,130,522

Total Real Estate		2,845,343

Utilities — 0.7%

Renewable Electricity — 0.7%
Ormat Technologies, Inc. (2)	8,931	765,119

Total Common Stocks (identified cost $74,350,534)		115,281,485

Short-Term Investments — 25.7%

Collateral Pool Investments for Securities on Loan — 25.3%

Collateral pool allocation (4)		29,650,010

Mutual Funds — 0.4%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	468,209	468,209

Total Short-Term Investments (identified cost $30,118,219)		30,118,219

Total Investments — 124.0% (identified cost $104,468,753)		145,399,704
Other Assets and Liabilities — (24.0)%		(28,127,871)

Total Net Assets — 100.0%		$117,271,833

Global Low Volatility Equity Fund

Description	Shares or Units	Value
Common Stocks — 98.5%

Belgium — 1.1%
Etablissements Franz Colruyt NV	228	$13,656
Telenet Group Holding NV	423	16,863
UCB SA	153	15,218

		45,737

Bermuda — 1.3%
Enstar Group, Ltd. (1)	84	17,858
Kerry Logistics Network, Ltd.	12,500	36,421

		54,279

Canada — 8.8%
BCE, Inc.	1,120	47,903
Cogeco Communications, Inc.	447	40,418
George Weston, Ltd.	574	42,159
Granite Real Estate Investment Trust	710	40,672
Hydro One, Ltd. (5)	920	19,533
Kirkland Lake Gold, Ltd.	568	18,576
Loblaw Cos., Ltd.	592	28,530
Premium Brands Holdings Corp. (2)	260	21,046
Quebecor, Inc., Class B	2,845	73,551
Rogers Communications, Inc., Class B	342	14,816
Stella-Jones, Inc.	900	32,539

		379,743

Cayman Islands — 3.8%
China Feihe, Ltd. (5)	22,000	60,273
Tencent Holdings, Ltd.	1,200	102,495

		162,768

Description	Shares or Units	Value
Common Stocks (continued)

China — 0.8%
Agricultural Bank of China, Ltd., Class H	55,000	$19,996
China Minsheng Banking Corp., Ltd., Class H	22,600	13,491

		33,487

France — 0.7%
Sanofi	316	28,900

Germany — 0.8%
Merck KGaA	130	21,104
Talanx AG (1)	301	12,515

		33,619

Hong Kong — 3.9%
CLP Holdings, Ltd.	5,000	48,766
HK Electric Investments & HK Electric Investments, Ltd.	42,000	41,153
HKT Trust & HKT, Ltd.	31,000	42,125
Hong Kong Exchanges & Clearing, Ltd.	300	18,302
Sun Art Retail Group, Ltd. (2)	22,000	19,003

		169,349

Hungary — 0.3%
Magyar Telekom Telecommunications PLC	8,989	12,206

Israel — 1.0%
Bank Leumi Le-Israel BM	4,074	24,923
Strauss Group, Ltd.	661	17,749

		42,672

Italy — 4.1%
A2A SpA	15,693	26,404
Enel SpA	10,834	102,535
Iren SpA	19,595	48,561

		177,500

Japan — 14.9%
Bridgestone Corp.	300	11,711
Chubu Electric Power Co., Inc.	4,700	57,651
DCM Holdings Co., Ltd.	1,600	15,806
FUJIFILM Holdings Corp.	300	17,083
Geo Holdings Corp.	2,000	22,440
Hogy Medical Co., Ltd.	300	8,570
KDDI Corp.	2,300	70,988
MEIJI Holdings Co., Ltd.	300	19,025
Mitsui Sugar Co., Ltd.	600	10,582
Morinaga Milk Industry Co., Ltd.	500	22,750
Nihon Kohden Corp.	500	13,551
Nippon Telegraph & Telephone Corp.	1,500	38,811
Paramount Bed Holdings Co., Ltd.	400	15,854
Seria Co., Ltd.	2,200	70,069
Sugi Holdings Co., Ltd. (2)	400	27,844
Sundrug Co., Ltd.	2,300	86,308
Suzuken Co., Ltd.	400	15,235
TIS, Inc.	800	16,616
Towa Pharmaceutical Co., Ltd.	800	15,731
Tsumura & Co.	800	25,104
Valor Holdings Co., Ltd.	700	14,782
Vital KSK Holdings, Inc.	1,100	8,090
Yakult Honsha Co., Ltd.	500	24,720
Yaoko Co., Ltd. (2)	200	12,252

		641,573

Mexico — 1.3%
Arca Continental SAB de C.V.	6,400	29,108
Qualitas Controladora SAB de C.V. (2)	4,700	25,507

		54,615

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Netherlands — 3.3%
Flow Traders (5)	1,943	$79,191
Koninklijke Ahold Delhaize NV	1,352	35,627
Pharming Group NV (1)(2)	19,413	25,765

		140,583

New Zealand — 2.6%
Fisher & Paykel Healthcare Corp., Ltd.	3,170	66,997
Spark New Zealand, Ltd.	13,442	44,580

		111,577

Philippines — 2.6%
Globe Telecom, Inc.	455	18,999
International Container Terminal Services, Inc.	12,800	31,631
Manila Electric Co.	5,720	31,948
PLDT, Inc.	1,160	30,793

		113,371

Singapore — 3.7%
Mapletree Industrial Trust	6,600	13,167
NetLink NBN Trust	111,100	79,155
Sheng Siong Group, Ltd.	28,800	33,694
Singapore Exchange, Ltd.	4,300	32,216

		158,232

South Korea — 0.2%
NHN KCP Corp.	218	9,013

Spain — 0.7%
Red Electrica Corp. SA	1,764	29,510

Switzerland — 5.0%
Bachem Holding AG	29	10,967
Nestle SA	753	78,640
Novartis AG	365	31,374
Roche Holding AG	233	76,318
Sonova Holding AG (1)	74	18,938

		216,237

Taiwan — 5.8%
Coretronic Corp.	14,000	24,127
Far EasTone Telecommunications Co., Ltd.	30,000	66,565
Fubon Financial Holding Co., Ltd.	30,000	53,747
Great Wall Enterprise Co., Ltd.	13,200	23,696
Lite-On Technology Corp.	10,000	21,327
Taichung Commercial Bank Co., Ltd.	50,196	20,005
Taiwan Secom Co., Ltd.	4,075	12,787
Tripod Technology Corp.	3,000	14,918
Uni-President Enterprises Corp.	6,000	14,476

		251,648

United Kingdom — 2.8%
Assura PLC	38,750	40,220
AstraZeneca PLC	239	23,125
SSE PLC	3,150	58,127

		121,472

United States — 29.0%
Allstate Corp.	872	92,955
Atrion Corp.	30	18,747
AutoZone, Inc. (1)	26	30,158
Clearway Energy, Inc., Class C	652	17,904
CMS Energy Corp.	675	36,524
Danaher Corp.	130	28,557
Eli Lilly and Co.	248	50,813
Equity LifeStyle Properties, Inc.	1,239	76,384
Extra Space Storage, Inc.	227	28,534

Description	Shares or Units	Value
Common Stocks (continued)

United States (continued)
Getty Realty Corp.	1,046	$29,267
Globus Medical, Inc., Class A (1)	324	20,250
Hershey Co.	146	21,265
Home Depot, Inc.	57	14,725
Horizon Therapeutics PLC (1)	153	13,909
Kroger Co.	2,581	83,134
Merck & Co., Inc.	1,133	82,278
Moody’s Corp.	98	26,939
PepsiCo, Inc.	529	68,342
Pfizer, Inc.	1,834	61,421
Portland General Electric Co.	982	41,401
Progressive Corp.	218	18,737
S&P Global, Inc.	68	22,397
Safety Insurance Group, Inc.	296	23,408
Sprouts Farmers Market, Inc. (1)	2,289	48,321
Target Corp.	324	59,435
Teladoc Health, Inc. (1)	64	14,150
Verizon Communications, Inc.	1,302	72,001
Vocera Communications, Inc. (1)	373	15,979
Walmart, Inc.	672	87,306
Weis Markets, Inc.	485	25,923
Zoetis, Inc.	96	14,903

		1,246,067

Total Common Stocks (identified cost $3,699,698)		4,234,158

Short-Term Investments — 4.1%

Collateral Investment for Securities on Loan — 2.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	124,774	124,774

Mutual Funds — 1.2%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	51,194	51,194

Total Short-Term Investments (identified cost $175,968)		175,968

Total Investments — 102.6% (identified cost $3,875,666)		4,410,126
Other Assets and Liabilities — (2.6)%		(110,041)

Total Net Assets — 100.0%		$4,300,085

Industry	Value	% of Total Net Assets
Agriculture	$23,696	0.6%
Auto Parts & Equipment	11,711	0.3
Banks	78,415	1.9
Beverages	97,450	2.3
Biotechnology	36,732	0.9
Building Materials	32,539	0.8
Commercial Services	116,194	2.6
Computers	46,319	1.1
Diversified Financial Services	183,456	4.3
Electric	560,017	13.2
Electronics	39,045	0.9
Food	607,972	13.9
Healthcare-Products	191,464	4.5
Healthcare-Services	14,150	0.3
Insurance	190,980	4.4
Internet	102,495	2.4
Media	130,832	3.0
Mining	18,576	0.4
Office/Business Equipment	17,083	0.4
Pharmaceuticals	483,523	11.4
Real Estate Investment Trusts	228,244	5.3

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Industry	Value	% of Total Net Assets
Retail	$431,286	9.9%
Software	16,616	0.4
Telecommunications	538,942	12.4
Transportation	36,421	0.9

Total Common Stocks	4,234,158	98.5
Collateral Investment for Securities on Loan	124,774	2.9
Mutual Funds	51,194	1.2

Total Investments	4,410,126	102.6
Other Assets and Liabilities	(110,041)	(2.6)

Net Assets	$4,300,085	100.0%

Disciplined International Equity Fund

Description	Shares or Units	Value
Common Stocks — 97.3%

Australia — 8.8%
BHP Group, Ltd.	32,381	$1,224,101
Brambles, Ltd.	28,775	219,195
CSL, Ltd.	2,832	572,205
Rio Tinto PLC	14,492	1,249,171
Santos, Ltd.	70,905	394,454

		3,659,126

China — 1.7%
UBS Group AG	46,397	719,175

Denmark — 2.4%
Carlsberg A/S, Class B	3,950	621,674
Novo Nordisk A/S, Class B	2,562	182,053
Pandora A/S	2,259	219,771

		1,023,498

Finland — 1.7%
UPM-Kymmene OYJ	8,607	328,159
Valmet OYJ	11,949	401,083

		729,242

France — 6.2%
Arkema SA	1,110	122,543
Cie de Saint-Gobain	11,541	618,540
Eiffage SA	4,996	513,338
Sanofi	4,193	383,477
Sartorius Stedim Biotech	1,556	679,616
Schneider Electric SE	1,857	275,254

		2,592,768

Germany — 5.1%
Allianz SE	3,924	945,954
Brenntag AG	2,303	178,558
Deutsche Boerse AG	1,049	171,562
Deutsche Post AG	7,784	385,627
SAP SE	2,870	353,413
Symrise AG	655	76,437

		2,111,551

Hong Kong — 0.5%
WH Group, Ltd. (5)	237,000	212,664

Italy — 4.9%
A2A SpA	311,045	523,344
Azimut Holding SpA	5,011	114,935
Enel SpA	117,108	1,108,331
Eni SpA	26,543	303,666

		2,050,276

Description	Shares or Units	Value
Common Stocks (continued)

Japan — 23.0%
AGC, Inc.	6,700	$245,133
Alfresa Holdings Corp.	10,000	192,692
Astellas Pharma, Inc.	13,000	204,156
Brother Industries, Ltd.	16,800	329,869
Chubu Electric Power Co., Inc.	34,000	417,046
Daito Trust Construction Co., Ltd.	2,500	276,983
Daiwa House Industry Co., Ltd.	27,100	763,463
Fujitsu, Ltd.	4,100	590,797
Hitachi, Ltd.	24,600	1,125,284
KDDI Corp.	14,100	435,189
K’s Holdings Corp.	20,400	273,480
MEIJI Holdings Co., Ltd.	3,000	190,253
Nichias Corp.	5,100	118,990
Obayashi Corp.	72,800	623,541
ORIX Corp.	22,100	373,499
Sekisui Chemical Co., Ltd.	18,600	330,663
Sekisui House, Ltd.	26,600	498,337
Seven & i Holdings Co., Ltd. (2)	9,200	348,425
Sony Corp.	3,800	396,416
Sumitomo Mitsui Financial Group, Inc. (2)	12,100	424,769
Taiheiyo Cement Corp.	10,700	266,208
TIS, Inc.	11,500	238,857
Toyota Motor Corp.	5,500	406,224
USS Co., Ltd.	27,200	516,467

		9,586,741

Jersey — 1.2%
Ferguson PLC	4,241	498,210

Netherlands — 7.3%
AerCap Holdings NV (1)	7,061	340,199
ASM International NV	2,636	711,152
ING Groep NV	68,459	746,615
Koninklijke Ahold Delhaize NV	32,947	868,189
Koninklijke KPN NV	84,269	275,335
PostNL NV (1)	25,888	110,042

		3,051,532

New Zealand — 0.7%
Fisher & Paykel Healthcare Corp., Ltd.	13,200	278,977

Norway — 1.3%
Telenor ASA	24,556	396,919
Yara International ASA	2,917	140,154

		537,073

Singapore — 3.9%
DBS Group Holdings, Ltd.	42,800	855,101
Singapore Exchange, Ltd.	32,300	241,996
United Overseas Bank, Ltd.	29,600	547,868

		1,644,965

Spain — 1.7%
Endesa SA	18,478	458,155
Industria de Diseno Textil SA	7,048	232,238

		690,393

Sweden — 2.6%
Boliden AB	5,287	209,441
SKF AB, Class B	32,872	895,777

		1,105,218

Switzerland — 13.8%
Credit Suisse Group AG	73,697	1,063,347
Nestle SA	7,624	796,218
Novartis AG	10,934	939,844
Roche Holding AG	3,897	1,276,437
Sonova Holding AG (1)	2,527	646,717
TE Connectivity, Ltd.	7,947	1,033,348

		5,755,911

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

United Kingdom — 10.5%
AstraZeneca PLC	2,490	$240,927
Avast PLC (5)	76,959	495,353
Berkeley Group Holdings PLC	5,928	334,733
Dialog Semiconductor PLC (1)	6,210	482,528
GlaxoSmithKline PLC	47,815	793,262
Kingfisher PLC (1)	136,777	505,740
Legal & General Group PLC	59,330	214,334
Persimmon PLC	4,963	179,084
Royal Mail PLC (1)	31,869	200,998
Tate & Lyle PLC	25,885	262,178
Unilever PLC	7,682	399,527
United Utilities Group PLC	21,633	258,955

		4,367,619

Total Common Stocks (identified cost $32,170,363)		40,614,939

Short-Term Investments — 4.0%

Collateral Investment for Securities on Loan — 1.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	804,140	804,140

Mutual Funds — 2.1%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	861,072	861,072

Total Short-Term Investments (identified cost $1,665,212)		1,665,212

Total Investments — 101.3% (identified cost $33,835,575)		42,280,151
Other Assets and Liabilities — (1.3)%		(561,398)

Total Net Assets — 100.0%		$41,718,753

Industry	Value	% of Total Net Assets
Auto Manufacturers	$406,224	1.0%
Banks	4,356,875	10.3
Beverages	621,674	1.5
Biotechnology	572,205	1.4
Building Materials	1,248,871	3.0
Chemicals	517,692	1.2
Commercial Services	219,195	0.5
Computers	1,086,150	2.6
Cosmetics/Personal Care	399,527	1.0
Distribution/Wholesale	498,210	1.2
Diversified Financial Services	901,992	2.2
Electric	2,506,876	6.0
Electrical Components & Equipment	605,123	1.5
Electronics	1,033,348	2.5
Engineering & Construction	1,136,879	2.7
Food	2,677,927	6.4
Forest Products & Paper	328,159	0.8
Healthcare-Products	1,605,310	3.8
Healthcare-Services	192,692	0.5
Home Builders	1,342,817	3.2
Home Furnishings	396,416	0.9
Insurance	1,160,288	2.8
Machinery-Construction & Mining	1,125,284	2.7
Machinery-Diversified	401,083	0.9
Metal Fabricate/Hardware	895,777	2.1
Mining	2,682,713	6.4
Oil & Gas	698,120	1.7
Pharmaceuticals	4,020,156	9.7
Real Estate	1,040,446	2.5

Industry	Value	% of Total Net Assets
Retail	$1,747,696	4.2%
Semiconductors	1,193,680	2.9
Software	592,270	1.5
Telecommunications	1,107,443	2.6
Transportation	696,667	1.7
Trucking & Leasing	340,199	0.8
Water	258,955	0.6

Total Common Stocks	40,614,939	97.3
Collateral Investment for Securities on Loan	804,140	1.9
Mutual Funds	861,072	2.1

Total Investments	42,280,151	101.3
Other Assets and Liabilities	(561,398)	(1.3)

Net Assets	$41,718,753	100.0%

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 93.2%

Australia — 10.1%
Brambles, Ltd.	1,846,257	$14,063,960
Computershare, Ltd. (2)	1,212,171	12,376,991
QBE Insurance Group, Ltd.	1,263,271	9,030,099
Rio Tinto, Ltd.	78,615	7,693,761
Woodside Petroleum, Ltd.	825,415	15,604,785
Woolworths Group, Ltd.	542,936	16,459,822

		75,229,418

Finland — 2.6%
Kone OYJ, Class B	81,960	6,534,578
Sampo OYJ, A Shares	282,679	12,575,122

		19,109,700

France — 7.2%
Air Liquide SA	94,757	14,256,841
Bureau Veritas SA (1)	412,922	11,154,951
Legrand SA	91,430	7,933,849
Rubis SCA	154,866	7,092,965
Sanofi	146,567	13,404,510

		53,843,116

Germany — 7.1%
Brenntag AG	154,525	11,980,778
Deutsche Post AG	206,906	10,250,323
Fielmann AG (1)	108,564	8,553,515
GEA Group AG	246,178	8,500,890
SAP SE	107,466	13,233,423

		52,518,929

Hong Kong — 4.7%
AIA Group, Ltd.	712,800	8,918,673
China Mobile, Ltd.	1,658,000	11,478,782
Power Assets Holdings, Ltd.	1,217,569	6,765,624
VTech Holdings, Ltd.	942,600	7,905,180

		35,068,259

Indonesia — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	24,021,900	7,945,446
Telekomunikasi Indonesia Persero Tbk PT	29,520,800	7,235,084

		15,180,530

Japan — 13.4%
ABC-Mart, Inc. (2)	192,500	10,943,759
Japan Tobacco, Inc.	1,134,568	20,489,173
KDDI Corp.	580,300	17,910,662
Mitsubishi Electric Corp.	1,070,800	15,756,366

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Nabtesco Corp.	151,600	$6,428,369
Nihon Kohden Corp.	360,700	9,775,902
Sumitomo Rubber Industries, Ltd.	1,013,400	11,265,810
Toyota Tsusho Corp.	160,600	6,719,602

		99,289,643

Malaysia — 2.8%
Axiata Group Bhd	8,122,067	7,123,740
Malayan Banking Bhd	6,868,934	13,627,558

		20,751,298

Netherlands — 2.3%
Koninklijke Philips NV (1)	133,630	7,248,156
Koninklijke Vopak NV	200,646	9,564,958

		16,813,114

Norway — 1.7%
Telenor ASA	787,898	12,735,440

Singapore — 5.7%
ComfortDelGro Corp., Ltd.	8,206,900	9,909,336
Singapore Technologies Engineering, Ltd.	1,810,600	5,105,637
Singapore Telecommunications, Ltd.	7,784,000	13,718,614
United Overseas Bank, Ltd.	753,002	13,937,370

		42,670,957

Sweden — 1.4%
Assa Abloy AB, Class B	129,878	3,256,217
Atlas Copco AB, A Shares	64,330	3,672,887
Essity AB, Class B (2)	117,155	3,521,352

		10,450,456

Switzerland — 11.0%
Geberit AG	6,636	3,911,640
Givaudan SA	1,048	3,948,218
Nestle SA	195,024	20,367,482
Novartis AG	194,919	16,754,484
Roche Holding AG	57,416	18,806,241
Schindler Holding AG	14,958	4,081,323
SGS SA	1,599	4,561,540
Zurich Insurance Group AG	21,862	8,928,415

		81,359,343

Taiwan — 2.8%
Advantech Co., Ltd.	309,359	4,026,304
Chunghwa Telecom Co., Ltd.	1,922,000	7,556,198
Merida Industry Co., Ltd.	107,000	1,094,875
Taiwan Semiconductor Manufacturing Co., Ltd.	388,000	8,441,899

		21,119,276

United Kingdom — 18.4%
BP PLC	2,091,990	8,503,231
British American Tobacco PLC	352,952	12,222,018
Bunzl PLC	238,511	7,433,407
GlaxoSmithKline PLC	841,428	13,959,481
IMI PLC	336,464	6,136,090
Imperial Brands PLC	492,171	9,140,282
Legal & General Group PLC	4,091,153	14,779,567
National Grid PLC	1,089,063	12,235,367
Reckitt Benckiser Group PLC	129,915	10,859,855
Royal Dutch Shell PLC, A Shares (2)	293,377	5,983,580
Royal Dutch Shell PLC, B Shares	506,099	9,783,928
Unilever PLC	273,322	14,198,541
Vodafone Group PLC	6,823,203	11,599,327

		136,834,674

Total Common Stocks (identified cost $603,176,015)		692,974,153

Description	Shares	Value
Preferred Stocks — 1.6%

Germany — 1.6%
Fuchs Petrolub SE	210,795	$11,531,541

Total Preferred Stocks (identified cost $7,428,123)		11,531,541

Short-Term Investments — 8.6%

Collateral Investment for Securities on Loan — 2.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)(4)	21,483,211	21,483,211

Mutual Funds — 5.7%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	42,670,608	42,670,608

Total Short-Term Investments (identified cost $64,153,819)		64,153,819

Total Investments — 103.4% (identified cost $674,757,957)		768,659,513
Other Assets and Liabilities — (3.4)%		(25,390,606)

Total Net Assets — 100.0%		$743,268,907

Industry	Value	% of Total Net Assets
Agriculture	$41,851,473	5.6%
Auto Parts & Equipment	11,265,810	1.5
Banks	35,510,374	4.7
Building Materials	3,911,640	0.5
Chemicals	30,185,837	4.0
Commercial Services	29,780,451	4.0
Computers	16,403,295	2.2
Cosmetics/Personal Care	3,521,352	0.5
Distribution/Wholesale	14,153,009	1.9
Electric	6,765,624	0.9
Electrical Components & Equipment	7,933,849	1.1
Electronics	3,256,217	0.4
Engineering & Construction	5,105,637	0.7
Food	36,827,304	5.0
Gas	19,328,332	2.6
Hand/Machine Tools	4,081,323	0.6
Healthcare-Products	17,024,058	2.3
Home Furnishings	7,905,180	1.1
Household Products/Wares	25,058,396	3.4
Insurance	54,231,876	7.3
Leisure Time	1,094,875	0.2
Machinery-Construction & Mining	19,429,253	2.6
Machinery-Diversified	21,463,837	2.9
Mining	7,693,761	1.0
Miscellaneous Manufacturing	6,136,090	0.8
Oil & Gas	39,875,524	5.3
Pharmaceuticals	62,924,716	8.5
Pipelines	9,564,958	1.3
Retail	19,497,274	2.7
Semiconductors	8,441,899	1.1
Software	13,233,423	1.8
Telecommunications	89,357,847	12.0
Transportation	20,159,659	2.7

Total Common Stocks	692,974,153	93.2
Preferred Stocks	11,531,541	1.6
Collateral Investment for Securities on Loan	21,483,211	2.9
Mutual Funds	42,670,608	5.7

Total Investments	768,659,513	103.4
Other Assets and Liabilities	(25,390,606)	(3.4)

Net Assets	$743,268,907	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

LGM Emerging Markets Equity Fund

Description	Shares or Units	Value
Common Stocks — 96.3%

Brazil — 2.2%
Raia Drogasil SA	1,785,800	$7,402,329

Cayman Islands — 5.9%
Tencent Holdings, Ltd.	239,500	20,456,362

China — 16.2%
ANTA Sports Products, Ltd.	841,000	12,902,681
Beijing Sinnet Technology Co., Ltd., Class A	1,366,000	4,026,105
By-health Co., Ltd., Class A	1,806,823	6,108,516
China Resources Gas Group, Ltd.	704,000	3,517,073
Dian Diagnostics Group Co., Ltd., Class A	826,800	4,357,978
Haier Smart Home Co., Ltd., Class H (1)	1,068,000	4,061,910
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,149,852	14,383,375
Zhejiang Supor Co., Ltd., Class A	577,318	6,729,419

		56,087,057

Hong Kong — 10.7%
AIA Group, Ltd.	1,255,800	15,712,780
Hong Kong Exchanges & Clearing, Ltd.	265,500	16,197,436
Vitasoy International Holdings, Ltd.	1,132,000	4,991,252

		36,901,468

India — 22.9%
Biocon, Ltd. (1)	853,279	4,534,333
Colgate-Palmolive India, Ltd.	244,335	5,220,194
HDFC Bank, Ltd. (1)	800,713	16,752,483
Infosys, Ltd.	668,044	11,381,794
Marico, Ltd.	1,276,120	6,860,328
Maruti Suzuki India, Ltd.	35,060	3,268,641
Nestle India, Ltd.	20,523	4,489,171
Reliance Industries, Ltd.	314,411	8,897,294
Tata Consultancy Services, Ltd.	330,565	13,062,682
Torrent Pharmaceuticals, Ltd.	137,298	4,515,877

		78,982,797

Indonesia — 2.5%
Bank Mandiri Persero Tbk PT	20,281,208	8,759,089

Jersey — 2.1%
Wizz Air Holdings PLC (1)(5)	99,744	7,378,954

Mexico — 3.6%
Wal-Mart de Mexico SAB de C.V.	4,361,800	12,413,440

Netherlands — 3.1%
Prosus NV	90,395	10,695,026

Nigeria — 1.1%
Guaranty Trust Bank PLC	48,352,103	3,640,353

Portugal — 1.6%
Jeronimo Martins SGPS SA	351,163	5,444,493

Russia — 2.8%
Moscow Exchange MICEX-RTS PJSC	4,229,600	9,792,489

South Africa — 4.2%
Clicks Group, Ltd.	538,884	8,716,877
Discovery, Ltd.	629,684	5,894,737

		14,611,614

South Korea — 2.4%
NAVER Corp.	24,849	8,294,059

Description	Shares or Units	Value
Common Stocks (continued)

Taiwan — 8.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,155,000	$25,129,881
Win Semiconductors Corp.	391,000	5,341,549

		30,471,430

Thailand — 1.0%
Home Product Center PCL	7,748,900	3,419,956

United Kingdom — 1.4%
Unilever PLC	91,232	4,744,808

United States — 1.6%
Western Union Co.	237,525	5,515,330

Vietnam — 2.2%
Vietnam Dairy Products JSC	1,642,333	7,477,961

Total Common Stocks (identified cost $245,453,915)		332,489,015

Common Stock Units — 1.5%

Mexico — 1.5%
Fomento Economico Mexicano SAB de C.V.,	780,500	5,325,203

Total Common Stock Units (identified cost $6,411,340)		5,325,203

Short-Term Investments — 2.9%

Mutual Funds — 2.9%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	9,860,728	9,860,728

Total Short-Term Investments (identified cost $9,860,729)		9,860,728

Total Investments — 100.7% (identified cost $261,725,984)		347,674,946
Other Assets and Liabilities — (0.7)%		(2,368,914)

Total Net Assets — 100.0%		$345,306,032

Industry	Value	% of Total Net Assets
Airlines	$7,378,954	2.1%
Auto Manufacturers	3,268,641	0.9
Banks	29,151,925	8.5
Beverages	4,991,252	1.4
Biotechnology	4,534,333	1.3
Computers	24,444,476	7.1
Cosmetics/Personal Care	9,965,002	2.9
Diversified Financial Services	31,505,255	9.1
Food	38,655,328	11.3
Gas	3,517,073	1.0
Healthcare-Products	4,357,978	1.2
Home Furnishings	4,061,910	1.2
Housewares	6,729,419	1.9
Insurance	21,607,517	6.3
Internet	39,445,447	11.4
Oil & Gas	8,897,294	2.6
Pharmaceuticals	10,624,393	3.1
Retail	44,855,283	13.0
Semiconductors	30,471,430	8.8
Software	4,026,105	1.2

Total Common Stocks	332,489,015	96.3
Common Stock Units	5,325,203	1.5
Mutual Funds	9,860,728	2.9

Total Investments	347,674,946	100.7
Other Assets and Liabilities	(2,368,914)	(0.7)

Net Assets	$345,306,032	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 91.6%

Alabama — 2.9%
Black Belt Energy Gas District, 0.982%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (6)	$4,500,000	$4,535,145
Other Securities	11,550,000	11,713,751

		16,248,896

Alaska — 0.4%
Other Securities	2,205,000	2,337,720

Arizona — 0.4%
Other Security	2,250,000	2,259,585

California — 4.4%
California Infrastructure & Economic Development Bank, 0.450%, 1/01/2050, Call 7/1/2021 (5)(6)	6,300,000	6,300,630
California Pollution Control Financing Authority
0.200%, 4/15/2021 (5)(6)	4,250,000	4,250,085
0.600%, 8/01/2040 (6)	4,225,000	4,214,606
Other Securities	9,690,000	9,800,944

		24,566,265

Colorado — 0.6%
Other Securities	3,515,000	3,571,262

Connecticut — 1.8%
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 5/15/2021 (6)	5,000,000	5,000,050
Other Securities	5,035,000	5,281,937

		10,281,987

District of Columbia — 0.1%
Other Security	360,000	361,303

Florida — 3.0%
Tender Option Bond Trust Receipts/Certificates, 0.170%, 4/01/2053, Call 4/1/2028 (5)(6)	8,000,000	8,000,000
Other Securities	8,900,000	8,906,380

		16,906,380

Georgia — 5.0%
Burke County Development Authority, 2.250%, 5/25/2023 (6)	4,000,000	4,149,640
Main Street Natural Gas, Inc.
0.600%, (SIFMA Municipal Swap Index Yield), 12/01/2023, Call 9/1/2023 (6)	5,000,000	5,012,150
0.827%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (6)	5,000,000	5,028,000
Other Securities	13,785,000	13,991,109

		28,180,899

Idaho — 0.7%
Other Security	3,655,000	3,655,000

Illinois — 11.3%
Chicago Park District, 5.000%, 1/01/2023	4,780,000	5,096,101

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois Development Finance Authority, 0.550%, 11/01/2044, Call 8/3/2021 (6)	$5,000,000	$5,010,250
State of Illinois
5.000%, 11/01/2021	7,000,000	7,187,530
5.000%, 2/01/2022	6,040,000	6,263,118
Tender Option Bond Trust Receipts/Certificates
0.210%, 12/01/2027 (5)(6)	10,000,000	10,000,000
0.210%, 12/01/2027 (5)(6)	5,000,000	5,000,000
Other Securities	23,705,000	24,532,493

		63,089,492

Indiana — 2.2%
Other Securities	11,970,000	12,307,239

Iowa — 1.5%
Other Securities	8,290,000	8,359,670

Kansas — 1.2%
Other Securities	6,720,000	6,727,196

Kentucky — 4.4%
County of Carroll, 1.200%, 10/01/2034 (6)	5,000,000	5,010,600
Kentucky Public Energy Authority, 1.202%, (LIBOR 1 Month), 6/01/2025, Call 3/1/2025 (6)	5,000,000	5,080,000
Kentucky Rural Water Finance Corp., 1.250%, 2/01/2022, Call 3/24/2021	6,770,000	6,773,927
Other Securities	7,760,000	7,782,464

		24,646,991

Louisiana — 1.2%
Louisiana Public Facilities Authority, 0.680%, (SIFMA Municipal Swap Index Yield), 9/01/2057, Call 3/1/2023 (6)	5,000,000	4,994,450
Other Securities	1,395,000	1,419,969

		6,414,419

Maryland — 0.7%
Maryland Economic Development Corp., 1.700%, 9/01/2022	4,000,000	4,065,480

Massachusetts — 0.1%
Other Securities	550,000	554,965

Michigan — 0.7%
Other Securities	3,775,000	3,932,984

Minnesota — 0.5%
Other Security	2,750,000	2,750,193

Mississippi — 1.0%
Other Securities	5,085,000	5,715,301

Missouri — 0.5%
Other Security	3,000,000	3,013,950

Nebraska — 1.5%
Nebraska Public Power District, 0.600%, 1/01/2051, Call 1/1/2023 (6)	6,600,000	6,567,066
Other Securities	2,000,000	2,068,030

		8,635,096

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Nevada — 1.8%
State of Nevada Department of Business & Industry, 0.500%, 1/01/2050, Call 7/1/2021 (5)(6)	$4,200,000	$4,201,092
Other Securities	6,000,000	6,004,245

		10,205,337

New Hampshire — 0.0%
Other Security	220,000	238,887

New Jersey — 5.4%
Jersey City Municipal Utilities Authority, 3.000%, 7/01/2022	6,000,000	6,206,760
State of New Jersey, 4.000%, 6/01/2023	7,500,000	8,090,775
Township of Lyndhurst, 1.000%, 2/04/2022 (7)	4,000,000	4,026,600
Other Securities	11,410,000	11,706,875

		30,031,010

New Mexico — 0.6%
Other Securities	3,275,000	3,281,297

New York — 7.3%
Hempstead Union Free School District, SAW, 1.500%, 6/30/2021	4,000,000	4,016,640
Long Island Power Authority, 0.836%, (LIBOR 1 Month), 10/01/2023, Call 10/1/2022 (6)	4,000,000	4,004,680
Metropolitan Transportation Authority, 5.000%, 9/01/2022	6,000,000	6,372,420
Town of Alabama, 1.000%, 9/30/2021, Call 4/1/2021	4,685,000	4,686,780
Other Securities	21,460,000	21,960,318

		41,040,838

North Carolina — 1.0%
North Carolina Turnpike Authority, 5.000%, 2/01/2024	4,000,000	4,518,080
Other Security	1,250,000	1,257,712

		5,775,792

North Dakota — 0.1%
Other Security	750,000	761,730

Ohio — 3.7%
Port of Greater Cincinnati Development Authority, 3.000%, 5/01/2023, Call 5/1/2022	6,000,000	6,002,400
Other Securities	14,362,000	14,655,051

		20,657,451

Oklahoma — 3.3%
Oklahoma Development Finance Authority
0.120%, 8/15/2031, Call 3/1/2021 (6)	5,000,000	5,000,000
0.130%, 8/15/2031, Call 3/1/2021 (6)(7)	8,000,000	8,000,000
1.625%, 7/06/2023, Call 6/30/2022	4,400,000	4,408,184

Description	Principal Amount	Value
Municipals (continued)

Oklahoma (continued)
Other Security	$1,000,000	$1,003,660

		18,411,844

Pennsylvania — 8.1%
Delaware County Industrial Development Authority, 0.060%, 9/01/2045, Call 3/1/2021 (6)	6,900,000	6,900,000
Pennsylvania Economic Development Financing Authority, 0.700%, 8/01/2037 (6)	5,000,000	5,010,000
Pittsburgh Water & Sewer Authority, AGM, 0.680%, (SIFMA Municipal Swap Index Yield), 9/01/2040, Call 6/1/2023 (6)	6,800,000	6,816,932
Tender Option Bond Trust Receipts/Certificates, 0.210%, 12/01/2024 (5)(6)	6,910,000	6,910,000
Other Securities	19,285,000	19,645,959

		45,282,891

South Carolina — 1.4%
Patriots Energy Group Financing Agency, 0.942%, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	6,000,000	6,056,700
Other Security	1,500,000	1,500,000

		7,556,700

Tennessee — 0.6%
Other Securities	2,985,000	3,114,093

Texas — 2.7%
Mission Economic Development Corp., 0.180%, 5/01/2050 (6)(7)	5,000,000	4,999,750
Other Securities	9,975,000	10,342,868

		15,342,618

Virginia — 1.9%
Hampton Redevelopment & Housing Authority, 1.460%, 12/01/2022, Call 12/1/2021 (6)	4,000,000	4,035,520
Westmoreland County Industrial Development Authority, 2.000%, 6/01/2022, Call 12/1/2021	4,300,000	4,356,115
Other Security	2,000,000	2,000,220

		10,391,855

Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates, 0.280%, 7/01/2026 (5)(6)	6,665,000	6,665,000
Other Security	1,795,000	1,806,955

		8,471,955

West Virginia — 1.1%
County of Harrison, 3.000%, 10/15/2037 (6)	5,000,000	5,055,700
Other Security	1,000,000	1,029,250

		6,084,950

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Wisconsin — 5.0%
Burlington Area School District, 1.000%, 9/23/2021	$4,300,000	$4,317,587
Wisconsin Health & Educational Facilities Authority, 0.130%, 2/15/2053, Call 3/1/2021 (6)	12,750,000	12,750,000
Other Securities	10,700,000	10,806,785

		27,874,372

Total Municipals (identified cost $510,114,852)		513,105,893

Mutual Funds — 4.9%
Nuveen New York AMT-Free Quality Municipal Income Fund	12,000,000	12,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	11,320,000	11,320,000
Nuveen California AMT-Free Quality Municipal Income Fund	40,000	4,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000

Short-Term Investments — 2.8%

Repurchase Agreements — 0.7%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $3,937,052 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/31/2023, with a fair value of $4,015,869.	3,937,049	3,937,049

Short-Term Municipals — 2.1%

Florida — 1.3%
JEA Electric System Revenue	7,200,000	7,200,000

Texas — 0.8%
Other Securities	4,510,000	4,510,000

Total Short-Term Investments (identified cost $15,647,048)		15,647,049

Total Investments — 99.3% (identified cost $553,081,900)		556,072,942
Other Assets — 0.7%		3,870,406

Total Net Assets — 100.0%		$559,943,348

Short Tax-Free Fund

Description	Principal Amount	Value
Municipals — 91.1%

Alabama — 3.2%
Black Belt Energy Gas District
0.982%, (LIBOR 1 Month), 12/01/2023, Call 9/1/2023 (6)	$1,000,000	$1,007,810
4.000%, 6/01/2021, Call 3/1/2021 (6)	1,000,000	1,007,600
4.000%, 6/01/2023	1,000,000	1,078,070
Other Securities	1,075,000	1,163,148

		4,256,628

Arizona — 0.1%
Other Securities	185,000	185,753

California — 4.5%
California Municipal Finance Authority, 5.000%, 2/01/2022	1,000,000	1,041,540
Golden State Tobacco Securitization Corp., 5.000%, 6/01/2022	1,000,000	1,057,460
Other Securities	3,685,000	3,822,845

		5,921,845

Colorado — 3.1%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/01/2021	1,000,000	1,024,980
Colorado Health Facilities Authority, 5.000%, 8/01/2025, Call 2/1/2025 (6)	1,000,000	1,148,820
Other Securities	1,825,000	1,859,842

		4,033,642

Connecticut — 2.5%
City of New Haven, AGM, 5.000%, 8/01/2024	1,000,000	1,145,920
State of Connecticut, 5.000%, 4/15/2023	1,000,000	1,098,820
Other Securities	1,050,000	1,050,880

		3,295,620

Delaware — 0.1%
Other Security	150,000	150,000

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/01/2024	1,000,000	1,154,820

Florida — 5.6%
City of Atlantic Beach, 3.250%, 11/15/2024, Call 3/3/2021	1,155,000	1,155,589
County of Martin, 0.030%, 7/15/2022, Call 3/1/2021 (6)	3,000,000	3,000,000
Other Securities	3,160,000	3,197,696

		7,353,285

Georgia — 7.1%
Burke County Development Authority
0.060%, 7/01/2049, Call 3/1/2021 (6)	1,700,000	1,700,000
2.925%, 3/12/2024 (6)	1,250,000	1,333,200
Main Street Natural Gas, Inc.
0.827%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (6)	1,500,000	1,508,400
5.000%, 5/15/2024	1,250,000	1,419,412

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
Other Securities	$3,275,000	$3,387,219

		9,348,231

Guam — 0.4%
Other Security	500,000	535,135

Illinois — 15.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/01/2023	1,000,000	1,071,980
City of Chicago Waterworks Revenue, 5.000%, 11/01/2021	1,445,000	1,488,234
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/01/2023	1,000,000	1,084,960
Railsplitter Tobacco Settlement Authority, 5.000%, 6/01/2023	1,165,000	1,279,193
Sales Tax Securitization Corp., 5.000%, 1/01/2023	1,000,000	1,077,680
State of Illinois, 5.000%, 11/01/2022	2,000,000	2,129,880
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,046,020
Other Securities	10,630,000	11,201,248

		20,379,195

Indiana — 1.4%
City of Whiting, 5.000%, 6/05/2026 (6)	1,000,000	1,219,870
Other Securities	650,000	656,214

		1,876,084

Iowa — 0.4%
Other Security	500,000	508,020

Kansas — 0.3%
Other Security	375,000	375,383

Kentucky — 4.0%
City of Berea, 0.030%, 6/01/2032, Call 3/1/2021 (6)	2,385,000	2,385,000
Kentucky Public Energy Authority, 1.202%, (LIBOR 1 Month), 6/01/2025, Call 3/1/2025 (6)	1,000,000	1,016,000
Other Securities	1,750,000	1,867,280

		5,268,280

Louisiana — 0.0%
Other Security	5,000	5,073

Maryland — 0.4%
Other Securities	505,000	521,090

Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/01/2022 (6)	1,000,000	1,019,170
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/01/2023, Call 1/1/2023 (6)	1,200,000	1,301,724
Other Securities	855,000	911,915

		3,232,809

Description	Principal Amount	Value
Municipals (continued)

Michigan — 1.8%
Michigan Finance Authority, 3.500%, 11/15/2022 (6)	$1,000,000	$1,049,220
Other Securities	1,270,000	1,354,449

		2,403,669

Mississippi — 1.6%
Mississippi Business Finance Corp., 2.200%, 6/03/2024 (6)	1,250,000	1,313,500
Other Security	750,000	861,390

		2,174,890

Missouri — 0.2%
Other Security	250,000	258,980

Nebraska — 0.8%
Central Plains Energy Project, 5.000%, 1/01/2024, Call 10/1/2023 (6)	1,000,000	1,112,580

Nevada — 1.6%
City of North Las Vegas NV, AGM, 5.000%, 6/01/2023	1,000,000	1,094,950
Other Securities	950,000	987,897

		2,082,847

New Hampshire — 0.5%
Other Securities	555,000	624,415

New Jersey — 3.7%
State of New Jersey, 5.000%, 6/01/2025	1,000,000	1,177,330
Tobacco Settlement Financing Corp., 5.000%, 6/01/2022	1,000,000	1,056,010
Other Securities	2,390,000	2,652,328

		4,885,668

New Mexico — 0.8%
Other Security	1,000,000	1,000,430

New York — 7.5%
Metropolitan Transportation Authority
5.000%, 9/01/2022	1,500,000	1,593,105
5.000%, 11/15/2024 (6)	1,000,000	1,139,860
Triborough Bridge & Tunnel Authority, 0.393%, (SOFR), 2/01/2024, Call 11/1/2023 (6)(7)	2,000,000	2,000,540
TSASC, Inc., 5.000%, 6/01/2021	1,000,000	1,011,170
Other Securities	4,015,000	4,142,352

		9,887,027

North Carolina — 0.7%
Other Securities	950,000	950,538

North Dakota — 0.0%
Other Security	30,000	30,933

Ohio — 2.5%
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (6)	1,000,000	1,006,620
Other Securities	2,325,000	2,361,998

		3,368,618

Oklahoma — 0.5%
Other Security	600,000	601,116

Pennsylvania — 2.8%
Commonwealth Financing Authority, 5.000%, 6/01/2022	1,000,000	1,056,400

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Short Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania (continued)
Northampton County General Purpose Authority, 1.126%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (6)	$1,000,000	$1,007,370
Other Securities	1,600,000	1,652,187

		3,715,957

South Carolina — 0.8%
Patriots Energy Group Financing Agency, 0.942%, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	1,000,000	1,009,450

Tennessee — 1.5%
Tennessee Energy Acquisition Corp., 4.000%, 5/01/2023, Call 2/1/2023 (6)	1,000,000	1,067,770
Other Securities	845,000	912,113

		1,979,883

Texas — 5.8%
Mission Economic Development Corp., 0.300%, 5/03/2021 (6)(7)	1,500,000	1,499,925
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 11/15/2022	1,000,000	1,072,080
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025 (7)	1,000,000	1,186,770
Other Securities	3,865,000	3,949,455

		7,708,230

Virginia — 1.2%
Other Securities	1,575,000	1,634,397

Washington — 1.5%
State of Washington, 5.000%, 2/01/2022	1,000,000	1,044,560
Other Security	1,000,000	995,680

		2,040,240

West Virginia — 1.7%
West Virginia Economic Development Authority, 2.550%, 4/01/2024 (6)	1,000,000	1,053,700
Other Securities	1,075,000	1,136,602

		2,190,302

Wisconsin — 1.8%
Other Securities	2,315,000	2,396,132

Total Municipals (identified cost $118,088,683)		120,457,195

Mutual Funds — 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund	1,400,000	1,400,000

Total Mutual Funds (identified cost $1,400,000)		1,400,000

Description	Principal Amount	Value
Short-Term Investments — 1.6%

Repurchase Agreements — 1.6%
Other Securities	$2,040,999	$2,040,999

Total Short-Term Investments (identified cost $2,040,999)		2,040,999

Total Investments — 93.8% (identified cost $121,529,682)		123,898,194
Other Assets — 6.2%		8,258,614

Total Net Assets — 100.0%		$132,156,808

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 13.8%

Auto Floor Plan ABS — 1.0%
BMW Floorplan Master Owner Trust, Class A1, (Series 2018-1), 3.150%, 5/15/2023 (5)	$2,000,000	$2,012,973
Ford Credit Floorplan Master Owner Trust, Class A1, (Series 2020-1), 0.700%, 9/15/2025	900,000	905,680

		2,918,653

Automobiles — 6.0%
AmeriCredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	333,723	335,956
Class A3, (Series 2018-3), 3.380%, 7/18/2023	72,135	72,916
Class C, (Series 2017-1), 2.710%, 8/18/2022	437,370	440,020
Class C, (Series 2017-3), 2.690%, 6/19/2023	1,755,000	1,773,832
Class D, (Series 2016-3), 2.710%, 9/8/2022	1,740,133	1,741,122
Class D, (Series 2017-1), 3.130%, 1/18/2023	1,500,000	1,525,203
Avis Budget Rental Car Funding AESOP LLC, Class A, (Series 2016-1A), 2.990%, 6/20/2022 (5)	266,667	268,045
Chesapeake Funding II LLC, Class A1, (Series 2019-2A), 1.950%, 9/15/2031 (5)	596,978	606,217
Drive Auto Receivables Trust:
Class B, (Series 2020-1), 2.080%, 7/15/2024	1,000,000	1,013,039
Class C, (Series 2018-5), 3.990%, 1/15/2025	900,373	918,442
Class C, (Series 2019-4), 2.510%, 11/17/2025	2,000,000	2,044,355
Ford Credit Auto Lease Trust, Class A3, (Series 2020-B), 0.620%, 8/15/2023	1,000,000	1,004,196
Harley-Davidson Motorcycle Trust, Class A3, (Series 2021-A), 0.370%, 4/15/2026	2,000,000	1,997,243
Mercedes-Benz Master Owner Trust, Class A, (Series 2019-BA), 2.610%, 5/15/2024 (5)	2,375,000	2,443,316

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust, Class A4, (Series 2020-1), 1.260%, 8/20/2026	$700,000	$713,877
World Omni Auto Receivables Trust, Class A3, (Series 2017-B), 1.950%, 2/15/2023	113,947	114,688

		17,012,467

Credit Cards — 1.1%
Synchrony Card Funding LLC, Class A, (Series 2019-A1), 2.950%, 3/15/2025	297,000	305,432
World Financial Network Credit Card Master Trust:
Class A, (Series 2019-B), 2.490%, 4/15/2026	1,775,000	1,824,224
Class A, (Series 2019-C), 2.210%, 7/15/2026	895,000	921,334

		3,050,990

Other Financial — 5.1%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,509,455
Diamond Resorts Owner Trust, Class A, (Series 2019-1A), 2.890%, 2/20/2032 (5)	1,578,585	1,635,518
Ford Credit Floorplan Master Owner Trust, Class A2, (Series 2019-3), 0.708% (LIBOR 1 Month + 60 basis points), 9/15/2024 (6)	1,300,000	1,308,650
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	454,096	455,287
MMAF Equipment Finance LLC:
Class A3, (Series 2020-A), 0.970%, 4/9/2027 (5)	2,010,000	2,028,018
Class A4, (Series 2017-B), 2.410%, 11/15/2024 (5)	2,000,000	2,031,938
MVW Owner Trust, Class C, (Series 2018-1A), 3.900%, 1/21/2036 (5)	776,000	803,922
Pawnee Equipment Receivables LLC, Class A2, (Series 2019-1), 2.290%, 10/15/2024 (5)	1,487,258	1,507,300
Sierra Timeshare Conduit Receivables Funding LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	559,709	566,835
Westgate Resorts, Class B, (Series 2020-1A), 3.963%, 3/20/2034 (5)	1,056,701	1,093,478
Westgate Resorts LLC:
Class B, (Series 2017-1A), 4.050%, 12/20/2030 (5)	936,434	931,558
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	540,975	539,822

		14,411,781

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Pharmaceuticals — 0.6%
Sierra Timeshare Receivables Funding LLC, Class A, (Series 2018-2A), 3.500%, 6/20/2035 (5)	$1,573,014	$1,637,245

Total Asset-Backed Securities (identified cost $38,751,986)		39,031,136

Collateralized Mortgage Obligations — 4.2%

Federal Home Loan Mortgage Corporation — 0.2%
2.000%, 1/15/2024, (Series 4295)	182,833	184,438
3.000%, 2/15/2031, (Series 4013)	331,995	340,617
4.500%, 8/15/2039, (Series 3778)	234,267	242,914

		767,969

Federal National Mortgage Association — 1.2%
2.000%, 4/25/2045	2,665,000	2,758,275
2.500%, 6/25/2029, (Series 2014-34)	502,924	524,916
3.000%, 8/25/2040, (Series 2015-15)	12,276	12,267
3.643%, 7/25/2021, (Series 2011-M3)	14,482	14,467

		3,309,925

Private Sponsor — 2.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.081%, 5/20/2036 (6)	81,186	81,694
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	144,952	156,449
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	91,008	91,637
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	163,963	113,232
FREMF Mortgage Trust:
Class B, (Series 2013-K26), 3.597%, 12/25/2045 (5)(6)	1,250,000	1,309,122
Class B, (Series 2014-K716), 3.929%, 8/25/2047 (5)(6)	1,500,000	1,511,838
Class C, (Series 2012-K21), 3.935%, 7/25/2045 (5)(6)	1,000,000	1,032,775
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(6)	15,642	15,641
Class 3A1, (Series 2007-A2), 3.035%, 4/25/2037 (6)	7,852	6,772
Class A4, (Series 2019-6), 3.500%, 12/25/2049 (5)(6)	61,054	61,277
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.661%, 11/25/2034 (6)	102,847	106,348
OBX Trust:
Class 1A3, (Series 2019-EXP2), 4.000%, 6/25/2059 (5)(6)	1,539,601	1,609,767
Class A8, (Series 2019-INV1), 4.000%, 11/25/2048 (5)(6)	23,518	23,557
Sequoia Mortgage Trust, Class A1, (Series 2016-3), 3.500%, 11/25/2046 (5)(6)	1,629,475	1,668,100

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 2.806%, 12/25/2036 (6)	$120,795	$120,530

		7,908,739

Total Collateralized Mortgage Obligations (identified cost $12,022,741)		11,986,633

Commercial Mortgage Securities — 2.4%

Government National Mortgage Association — 0.2%
1.800%, 7/16/2037, (Series 2013-179)	234,617	235,625
2.100%, 4/16/2050, (Series 2016-92)	225,059	227,254

		462,879

Private Sponsor — 2.2%
Cantor Commercial Real Estate Lending, Class A1, (Series 2019-CF2), 2.048%, 11/15/2052	1,214,633	1,244,878
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	178,854	179,228
GS Mortgage Securities Corp. Trust 2020-DUNE, Class A, (Series 2020-DUNE), 1.212% (LIBOR 1 Month + 110 basis points), 12/15/2036 (5)(6)	2,000,000	1,958,425
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	222,717	222,889
SLIDE 2018-FUN, Class B, (Series 2018-FUN), 1.362% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5)(6)	939,412	932,403
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	596,054	599,812
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	1,161,394	1,212,121

		6,349,756

Total Commercial Mortgage Securities (identified cost $6,775,144)		6,812,635

Corporate Bonds & Notes — 55.9%

Auto Manufacturers — 6.1%
American Honda Finance Corp.:
1.950%, 5/10/2023	650,000	671,399
2.050%, 1/10/2023 (2)	1,000,000	1,031,048
2.900%, 2/16/2024 (2)	1,000,000	1,069,558
3.450%, 7/14/2023	1,555,000	1,664,277
Ford Motor Credit Co. LLC, 1.521% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	1,000,000	995,135
General Motors Financial Co., Inc.:
1.700%, 8/18/2023 (2)	1,200,000	1,227,208
1.784% (LIBOR 3 Month + 155 basis points), 1/14/2022 (6)	750,000	758,659
3.450%, 1/14/2022	750,000	767,338
4.150%, 6/19/2023 (2)	1,000,000	1,075,042

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers (continued)
PACCAR Financial Corp.:
1.900%, 2/7/2023	$1,000,000	$1,030,792
2.650%, 5/10/2022 (2)	600,000	617,171
2.650%, 4/6/2023	675,000	709,023
3.400%, 8/9/2023	1,500,000	1,611,316
Toyota Motor Credit Corp.:
0.500%, 8/14/2023 (2)	1,000,000	1,002,883
0.915% (LIBOR 3 Month + 69 basis points), 1/11/2022 (2)(6)	1,000,000	1,005,905
3.350%, 1/8/2024 (2)	850,000	920,491
Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023 (5)	1,100,000	1,105,979

		17,263,224

Banks — 19.8%
BancorpSouth Bank, 4.125%, 11/20/2029 (2)	1,750,000	1,793,315
Bank of America Corp.:
0.981%, 9/25/2025 (2)	850,000	854,148
1.218% (LIBOR 3 Month + 100 basis points), 4/24/2023 (2)(6)	2,000,000	2,021,509
3.499%, 5/17/2022	1,000,000	1,006,649
Bank of New York Mellon Corp.:
1.600%, 4/24/2025	1,000,000	1,027,748
3.450%, 8/11/2023	1,000,000	1,076,634
Bank of Nova Scotia, 1.625%, 5/1/2023	2,000,000	2,053,883
Canadian Imperial Bank of Commerce, 3.500%, 9/13/2023	650,000	701,178
Citigroup, Inc.:
2.700%, 10/27/2022 (2)	1,000,000	1,037,205
1.178% (LIBOR 3 Month + 96 basis points), 4/25/2022 (6)	1,500,000	1,513,889
Customers Bancorp, Inc., 3.950%, 6/30/2022	1,000,000	1,034,011
Fifth Third Bancorp:
1.625%, 5/5/2023	1,000,000	1,025,235
3.650%, 1/25/2024 (2)	1,750,000	1,896,809
First Citizens BancShares, Inc., 3.375%, 3/15/2030	1,500,000	1,521,473
Flagstar Bancorp, Inc., 4.125%, 11/1/2030	1,000,000	1,013,915
Goldman Sachs Group, Inc.:
3.625%, 1/22/2023 (2)	1,650,000	1,749,068
3.625%, 2/20/2024 (2)	1,000,000	1,083,911
0.627%, 11/17/2023 (2)(6)	1,250,000	1,253,848
Home BancShares, Inc., 5.625%, 4/15/2027	1,000,000	1,025,607
Huntington Bancshares, Inc., 2.300%, 1/14/2022	1,144,000	1,162,149
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,857,798
JPMorgan Chase & Co.:
0.563% (SOFR + 42 basis points), 2/16/2025 (6)	750,000	747,862
3.200%, 1/25/2023 (2)	1,500,000	1,582,088
KeyBank NA:
3.300%, 2/1/2022	1,000,000	1,027,776
3.375%, 3/7/2023	1,000,000	1,061,214
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	861,247
3.761%, 7/26/2023 (2)	1,000,000	1,076,909

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Morgan Stanley:
0.529%, 1/25/2024	$1,250,000	$1,250,510
0.560%, 11/10/2023 (2)(6)	750,000	750,975
2.625%, 11/17/2021	1,250,000	1,270,826
3.125%, 1/23/2023 (2)	1,500,000	1,576,294
Peapack-Gladstone Financial Corp., 6.000%, 6/30/2026	500,000	504,662
PNC Bank NA, 3.500%, 6/8/2023	1,000,000	1,068,213
Royal Bank of Canada:
0.425%, 1/19/2024	1,650,000	1,644,484
0.500%, 10/26/2023	2,000,000	2,004,006
2.750%, 2/1/2022 (2)	400,000	409,270
Toronto-Dominion Bank, 3.250%, 3/11/2024 (2)	1,000,000	1,079,508
Truist Bank:
3.502%, 8/2/2022 (2)	750,000	759,895
3.689%, 8/2/2024	700,000	754,149
Truist Financial Corp., 2.200%, 3/16/2023 (2)	1,000,000	1,035,209
U.S. Bancorp, 1.450%, 5/12/2025 (2)	1,000,000	1,021,169
United Community Banks, Inc., 4.500%, 1/30/2028	1,000,000	988,033
Wells Fargo & Co.:
1.327% (LIBOR 3 Month + 111 basis points), 1/24/2023 (6)	1,000,000	1,008,737
2.625%, 7/22/2022	1,500,000	1,547,719
West Loop BC, 4.000%, 12/1/2027	2,000,000	2,072,477
Westpac Banking Corp.:
2.500%, 6/28/2022	500,000	514,924
2.800%, 1/11/2022	500,000	510,988

		55,839,126

Beverages — 0.7%
Coca-Cola Co., 3.200%, 11/1/2023	1,000,000	1,076,413
PepsiCo, Inc., 0.400%, 10/7/2023 (2)	1,000,000	1,003,705

		2,080,118

Computers — 2.1%
Apple Inc., 1.200%, 2/8/2028 (2)	1,175,000	1,149,225
Apple, Inc.:
0.750%, 5/11/2023	1,250,000	1,261,314
1.700%, 9/11/2022 (2)	725,000	741,544
2.400%, 5/3/2023 (2)	1,500,000	1,567,419
International Business Machines Corp., 3.375%, 8/1/2023 (2)	1,000,000	1,076,071

		5,795,573

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (2)	1,300,000	1,344,673
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	797,090

		2,141,763

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC:
3.500%, 5/26/2022	1,750,000	1,802,541
4.125%, 7/3/2023 (2)	1,000,000	1,063,485
American Express Co.:
3.400%, 2/22/2024 (2)	1,000,000	1,081,896
3.700%, 8/3/2023	1,500,000	1,615,135

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
American Express Credit Corp., 2.700%, 3/3/2022	$1,000,000	$1,022,241
Capital One Financial Corp.:
3.050%, 3/9/2022	500,000	512,828
3.200%, 1/30/2023 (2)	500,000	525,309

		7,623,435

Electric — 1.7%
Entergy Louisiana LLC, 0.620%, 11/17/2023 (2)	1,200,000	1,202,583
NextEra Energy Capital Holdings, Inc.:
1.950%, 9/1/2022	1,000,000	1,024,960
3.150%, 4/1/2024 (2)	650,000	696,981
Southern Co., 0.600%, 2/26/2024	1,000,000	999,419
Xcel Energy, Inc., 0.500%, 10/15/2023	1,000,000	1,001,935

		4,925,878

Healthcare-Services — 1.6%
Anthem, Inc., 2.950%, 12/1/2022 (2)	1,661,000	1,729,382
UnitedHealth Group, Inc.:
2.375%, 8/15/2024 (2)	1,200,000	1,271,979
2.875%, 3/15/2023 (2)	1,500,000	1,576,565

		4,577,926

Insurance — 0.2%
Aon Corp., 2.200%, 11/15/2022	650,000	670,516

Internet — 0.5%
Amazon.com, Inc., 0.800%, 6/3/2025 (2)	1,500,000	1,495,898

Machinery-Construction & Mining — 1.4%
Caterpillar Financial Services Corp.:
0.650%, 7/7/2023	1,250,000	1,259,055
0.800%, 11/13/2025 (2)	750,000	740,619
1.950%, 11/18/2022	775,000	796,843
3.450%, 5/15/2023 (2)	1,000,000	1,067,949

		3,864,466

Machinery-Diversified — 1.1%
John Deere Capital Corp.:
2.800%, 1/27/2023	1,250,000	1,310,157
2.800%, 3/6/2023 (2)	750,000	788,567
3.200%, 1/10/2022	1,000,000	1,025,491

		3,124,215

Media — 1.1%
Comcast Corp., 3.700%, 4/15/2024 (2)	1,000,000	1,095,261
Walt Disney Co.:
1.650%, 9/1/2022 (2)	1,000,000	1,020,234
1.750%, 8/30/2024	1,000,000	1,037,650

		3,153,145

Oil & Gas — 3.8%
BP Capital Markets PLC, 2.500%, 11/6/2022	1,250,000	1,295,570
Chevron Corp.:
1.141%, 5/11/2023	1,000,000	1,017,564
1.554%, 5/11/2025 (2)	1,000,000	1,023,224
Equinor ASA, 2.450%, 1/17/2023	1,000,000	1,039,480
Exxon Mobil Corp.:
2.019%, 8/16/2024 (2)	2,250,000	2,352,880
2.397%, 3/6/2022	850,000	865,445

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Phillips 66:
0.900%, 2/15/2024 (2)	$1,000,000	$1,001,051
3.700%, 4/6/2023	1,000,000	1,065,015
Shell International Finance BV, 3.500%, 11/13/2023 (2)	1,000,000	1,082,167

		10,742,396

Pharmaceuticals — 2.8%
AbbVie, Inc., 3.750%, 11/14/2023	500,000	541,116
Bristol-Myers Squibb Co.:
0.537%, 11/13/2023 (2)	2,600,000	2,604,730
0.750%, 11/13/2025 (2)	750,000	745,351
CVS Health Corp.:
2.625%, 8/15/2024 (2)	1,000,000	1,062,602
3.350%, 3/9/2021	1,000,000	1,000,562
3.700%, 3/9/2023	1,000,000	1,063,863
Johnson & Johnson, 2.625%, 1/15/2025 (2)	700,000	749,821

		7,768,045

Pipelines — 1.5%
Energy Transfer Operating LP, 3.600%, 2/1/2023	2,000,000	2,099,348
Kinder Morgan Energy Partners LP, 3.500%, 9/1/2023	1,903,000	2,026,835

		4,126,183

Retail — 1.7%
McDonald’s Corp., 3.350%, 4/1/2023 (2)	1,000,000	1,058,377
Walmart, Inc.:
2.650%, 12/15/2024 (2)	1,000,000	1,074,040
3.300%, 4/22/2024 (2)	1,500,000	1,620,613
3.400%, 6/26/2023 (2)	1,000,000	1,068,281

		4,821,311

Savings & Loans — 1.1%
Axos Financial, Inc., 4.875%, 10/1/2030	1,000,000	1,058,098
New York Community Bancorp, Inc., 5.900%, 11/6/2028 (2)	1,000,000	1,043,864
Sterling Bancorp, 4.000%, 12/30/2029	1,000,000	995,791

		3,097,753

Software — 2.1%
Microsoft Corp., 2.875%, 2/6/2024	1,500,000	1,604,029
Oracle Corp.:
1.900%, 9/15/2021	525,000	528,978
2.400%, 9/15/2023 (2)	1,500,000	1,573,207
2.500%, 5/15/2022	1,000,000	1,023,045
2.950%, 11/15/2024	1,000,000	1,078,345

		5,807,604

Telecommunications — 1.3%
AT&T, Inc., 3.900%, 3/11/2024	1,000,000	1,086,325
Verizon Communications, Inc.:
1.219% (LIBOR 3 Month + 100 basis points), 3/16/2022 (6)	750,000	757,539
4.150%, 3/15/2024	1,250,000	1,365,135
5.150%, 9/15/2023	500,000	557,960

		3,766,959

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Transportation — 1.8%
Union Pacific Corp.:
2.950%, 3/1/2022	$1,685,000	$1,730,664
3.500%, 6/8/2023	1,500,000	1,596,929
United Parcel Service, Inc., 2.200%, 9/1/2024	1,549,000	1,631,573

		4,959,166

Total Corporate Bonds & Notes (identified cost $154,211,328)		157,644,700

U.S. Government & U.S. Government Agency Obligations — 17.0%

Federal Farm Credit Bank — 0.7%
1.480%, 3/10/2026	2,000,000	2,000,274

Federal National Mortgage Association — 1.1%
0.625%, 4/22/2025	2,000,000	2,000,169
2.500%, 4/13/2021	1,000,000	1,002,882

		3,003,051

Sovereign — 2.0%
0.250%, 6/26/2023	1,250,000	1,250,470
0.375%, 4/8/2024	2,475,000	2,467,521
0.750%, 2/24/2026	1,875,000	1,868,820

		5,586,811

U.S. Treasury Bonds & Notes — 13.2%
0.125%, 10/15/2023	3,000,000	2,990,156
0.125%, 2/15/2024	2,000,000	1,989,219
0.250%, 9/30/2025	1,000,000	979,902
1.375%, 6/30/2023	5,000,000	5,135,351
1.500%, 2/28/2023 (2)	2,500,000	2,567,090
1.500%, 9/30/2024	2,000,000	2,074,062
1.625%, 4/30/2023	2,000,000	2,062,344
1.750%, 7/31/2024	2,000,000	2,091,016
2.000%, 5/31/2021	1,500,000	1,507,197
2.000%, 11/30/2022	1,000,000	1,032,422
2.125%, 12/31/2022 (2)	2,000,000	2,072,266
2.125%, 2/29/2024	1,000,000	1,054,023
2.250%, 1/31/2024	1,000,000	1,056,719
2.375%, 4/15/2021	2,000,000	2,005,697
2.625%, 7/15/2021	1,000,000	1,009,726
2.750%, 8/15/2021	2,000,000	2,024,937
2.750%, 7/31/2023	2,000,000	2,122,422
2.750%, 8/31/2023	1,750,000	1,860,127
2.750%, 11/15/2023	1,500,000	1,600,840

		37,235,516

Total U.S. Government & U.S. Government Agency Obligations
(identified cost $47,200,070)		47,825,652

U.S. Government Agency-Mortgage Securities — 2.0%

Federal Home Loan Mortgage Corporation — 1.6%
1.370%, 3/11/2025	2,300,000	2,300,647
3.000%, 12/9/2022	2,000,000	2,100,236

		4,400,883

Federal National Mortgage Association — 0.4%
2.000%, 12/1/2040, (Pool MA4204)	537,215	548,899
3.500%, 4/1/2026, (Pool AH9345)	46,445	49,547
4.000%, 11/1/2031, (Pool MA0908)	228,995	251,360
5.500%, 11/1/2033, (Pool 555880)	68,805	79,963

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 2/1/2034	$50,463	$58,710
5.500%, 8/1/2037	110,362	128,862

		1,117,341

Government National Mortgage Association — 0.0%

7.500%, 8/15/2037, (Pool 668905)	12,158	12,562

Total U.S. Government Agency-Mortgage Securities
(identified cost $5,411,718)		5,530,786

Short-Term Investments — 15.5%

Collateral Pool Investments for Securities on Loan — 11.1%
Collateral pool allocation (4)		31,343,770

Corporate Bonds & Notes — 1.9%
AT&T, Inc., 0.407%, 12/14/2021	1,500,000	1,495,200
Fidelity National Information Service, Inc.:
0.243%, 3/15/2021	2,000,000	1,999,813
0.304%, 3/15/2021	2,000,000	1,999,767

		5,494,780

Mutual Funds — 2.5%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	6,927,631	6,927,631

Total Short-Term Investments (identified cost $43,766,181)		43,766,181

Total Investments — 110.8% (identified cost $308,139,168)		312,597,723
Other Assets and Liabilities — (10.8)%		(30,571,591)

Total Net Assets — 100.0%		$282,026,132

Intermediate Tax-Free Fund

Description	Principal Amount	Value
Municipals — 97.5%

Alabama — 2.6%
Black Belt Energy Gas District, 4.000%, 10/01/2026, Call 7/1/2026 (6)	$11,500,000	$13,288,135
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/01/2034, Call 3/1/2021 (6)	8,800,000	8,800,000
Other Securities	27,100,000	29,703,088

		51,791,223

Alaska — 0.5%
Other Securities	8,770,000	9,424,385

Arizona — 2.4%
Other Securities	42,175,000	46,806,272

Arkansas — 0.5%
Other Securities	9,790,000	10,354,977

Description	Principal Amount	Value
Municipals (continued)

California — 5.6%
San Francisco City & County Airport Comm-San Francisco International Airport, 5.000%, 5/01/2045, Call 5/1/2029 (8)	$13,500,000	$16,243,200
Other Securities	95,810,000	92,558,600

		108,801,800

Colorado — 2.7%
City & County of Denver, 5.000%, 8/01/2041, Call 8/1/2026	8,000,000	9,470,800
City & County of Denver Airport System Revenue, 5.000%, 11/15/2030, Call 11/15/2027 (8)	5,010,000	6,106,589
Other Securities	33,285,000	37,250,791

		52,828,180

Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority, 4.000%, 7/01/2038, Call 7/1/2029	5,430,000	6,070,903
Other Securities	25,475,000	30,269,004

		36,339,907

Delaware — 0.4%
Other Securities	6,795,000	7,385,283

District of Columbia — 0.6%
Other Securities	10,845,000	11,853,736

Florida — 4.4%
County of Orange Sales Tax Revenue, 5.000%, 1/01/2027, Call 1/1/2022	5,810,000	6,045,305
Sarasota County Public Hospital District, 5.000%, 7/01/2041, Call 7/1/2028	5,000,000	6,014,800
Volusia County Educational Facility Authority, 5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,037,199
Other Securities	60,545,000	67,266,902

		86,364,206

Georgia — 6.0%
Burke County Development Authority
0.020%, 11/01/2052, Call 3/1/2021 (6)	8,300,000	8,300,000
0.060%, 7/01/2049, Call 3/1/2021 (6)	7,500,000	7,500,000
Gainesville & Hall County Hospital Authority, 4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,006,040
Main Street Natural Gas, Inc.
0.600%, (SIFMA Municipal Swap Index Yield), 12/01/2023, Call 9/1/2023 (6)	10,000,000	10,024,300

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia (continued)
0.827%, (LIBOR 1 Month), 9/01/2023, Call 6/1/2023 (6)	$11,500,000	$11,564,400
4.000%, 12/02/2024, Call 9/1/2024 (6)	6,000,000	6,682,740
Other Securities	60,450,000	65,625,315

		117,702,795

Guam — 0.1%
Other Securities	2,310,000	2,637,188

Hawaii — 0.0%
Other Securities	1,000,000	1,098,925

Idaho — 0.1%
Other Security	1,000,000	1,115,310

Illinois — 16.8%
City of Chicago
5.000%, 1/01/2028	6,000,000	7,148,820
5.000%, 1/01/2040, Call 1/1/2029	9,400,000	10,787,816
5.000%, 1/01/2044, Call 1/1/2029	11,750,000	13,337,895
6.000%, 1/01/2038, Call 1/1/2027	10,000,000	11,855,700
Illinois Finance Authority
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,925,050
5.000%, 1/01/2044, Call 1/1/2028	5,000,000	5,883,700
Illinois State Toll Highway Authority, 5.000%, 12/01/2032, Call 1/1/2026	7,790,000	9,272,593
Sales Tax Securitization Corp., 5.250%, 1/01/2043, Call 1/1/2029	5,000,000	6,032,600
State of Illinois
5.000%, 2/01/2026	7,000,000	8,026,060
5.000%, 6/01/2026	5,000,000	5,771,200
5.000%, 10/01/2029, Call 10/1/2028	5,000,000	5,921,250
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,917,600
Other Securities	208,447,524	232,172,405

		328,052,689

Indiana — 1.8%
Other Securities	32,600,000	34,288,130

Iowa — 0.5%
Other Securities	8,983,000	9,843,058

Kansas — 0.3%
Other Securities	5,495,000	5,571,465

Kentucky — 2.1%
Kentucky Economic Development Finance Authority, 0.100%, 5/01/2034, Call 3/1/2021 (6)	6,235,000	6,235,000
Kentucky Public Energy Authority, 1.202%, (LIBOR 1 Month), 6/01/2025, Call 3/1/2025 (6)	7,000,000	7,112,000

Description	Principal Amount	Value
Municipals (continued)

Kentucky (continued)
Other Securities	$23,400,000	$27,904,423

		41,251,423

Louisiana — 1.1%
Other Securities	19,640,000	20,809,146

Maine — 0.4%
Other Securities	6,415,000	7,137,055

Maryland — 0.4%
Other Securities	7,305,000	7,496,165

Massachusetts — 1.3%
Other Securities	23,025,000	25,849,943

Michigan — 3.4%
Other Securities	58,835,000	65,552,345

Minnesota — 0.6%
Other Securities	10,049,988	10,963,350

Mississippi — 0.8%
Other Securities	13,635,000	15,115,313

Missouri — 2.3%
Tender Option Bond Trust Receipts/Certificates, 0.120%, 3/01/2050, Call 3/1/2030 (5)(6)	11,250,000	11,250,000
Other Securities	31,565,000	34,138,912

		45,388,912

Nebraska — 0.3%
Other Securities	5,620,000	5,802,964

Nevada — 0.7%
Other Securities	12,945,000	14,419,787

New Hampshire — 0.5%
Other Securities	8,785,000	9,451,556

New Jersey — 3.2%
New Jersey Transportation Trust Fund Authority, BAM TCRs, 5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,123,611
Other Securities	50,550,000	56,658,724

		62,782,335

New Mexico — 0.5%
New Mexico Hospital Equipment Loan Council, 5.000%, 7/01/2049, Call 7/1/2026	5,225,000	5,819,709
Other Securities	4,757,031	4,936,259

		10,755,968

New York — 6.4%
Metropolitan Transportation Authority
5.000%, 9/01/2022	8,930,000	9,484,285
5.000%, 2/01/2023	9,930,000	10,700,965
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/2024, Call 11/1/2022	5,715,000	6,167,514
5.000%, 8/01/2036, Call 8/1/2028	5,555,000	6,890,811
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,924,137

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
New York Transportation Development Corp., 5.000%, 10/01/2035, Call 10/1/2030 (8)	$6,000,000	$7,406,460
Other Securities	67,750,000	76,570,325

		125,144,497

North Carolina — 0.8%
Other Securities	14,895,000	16,662,796

North Dakota — 0.9%
Other Securities	15,775,000	16,904,143

Ohio — 2.9%
Other Securities	52,820,000	55,885,850

Oklahoma — 0.7%
Other Securities	12,760,000	13,348,535

Oregon — 0.5%
Other Securities	10,215,000	10,434,589

Pennsylvania — 3.8%
Pennsylvania Turnpike Commission, 5.000%, 6/01/2042, Call 6/1/2027	5,450,000	6,384,947
Other Securities	61,825,000	68,463,744

		74,848,691

Rhode Island — 0.4%
Other Securities	7,105,000	7,368,860

South Carolina — 1.3%
Patriots Energy Group Financing Agency, 0.942%, (LIBOR 1 Month), 2/01/2024, Call 11/1/2023 (6)	8,000,000	8,075,600
Other Securities	15,795,000	17,323,033

		25,398,633

South Dakota — 0.5%
Other Securities	8,765,000	9,348,595

Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/01/2042, Call 1/1/2027	5,815,000	6,755,402
Tennessee Energy Acquisition Corp., 5.000%, 2/01/2023	5,310,000	5,752,057
Tennessee Housing Development Agency, 3.500%, 7/01/2050, Call 7/1/2029	5,830,000	6,465,237
Other Securities	10,755,000	11,602,475

		30,575,171

Texas — 6.5%
City of Houston Airport System Revenue, 5.000%, 7/01/2038, Call 7/1/2028	5,000,000	6,004,250

Description	Shares or Principal Amount	Value
Municipals (continued)

Texas (continued)
Mission Economic Development Corp., 0.300%, 5/03/2021 (6)	$14,300,000	$14,299,285
North Texas Tollway Authority, 5.000%, 1/01/2048, Call 1/1/2028	5,000,000	5,952,000
State of Texas, 0.070%, 12/01/2051, Call 3/1/2021 (6)	9,000,000	9,000,000
Other Securities	82,680,000	92,420,492

		127,676,027

U. S. Virgin Islands — 0.2%
Other Securities	3,320,000	3,698,926

Utah — 0.6%
Other Securities	11,130,000	11,684,312

Vermont — 0.0%
Other Security	440,000	465,238

Virginia — 0.5%
Other Securities	7,950,000	8,941,283

Washington — 1.8%
FYI Properties, 5.000%, 6/01/2031, Call 6/1/2028	5,000,000	6,125,600
Other Securities	25,815,000	28,299,252

		34,424,852

West Virginia — 0.6%
Other Securities	9,435,000	11,097,290

Wisconsin — 2.7%
Other Securities	52,735,000	52,854,808

Wyoming — 0.0%
Other Security	1,000,000	1,007,910

Total Municipals (identified cost $1,787,136,795)		1,902,806,797

Mutual Funds — 0.8%
Nuveen New York AMT-Free Quality Municipal Income Fund	7,000,000	7,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund	10,000,000	10,000,000

Total Mutual Funds (identified cost $17,000,000)		17,000,000

Short-Term Investments — 0.3%

Repurchase Agreements — 0.0%
Other Security	419,918	419,918

Short-Term Municipals — 0.3%

Texas — 0.3%
Other Securities	5,000,000	5,000,000

Total Short-Term Investments (identified cost $5,419,918)		5,419,918

Total Investments — 98.6% (identified cost $1,809,556,713)		1,925,226,715
Other Assets — 1.4%		26,650,582

Total Net Assets — 100.0%		$1,951,877,297

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.1%

Federal Home Loan Mortgage Corporation — 0.1%
0.260% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (6)	$143,336	$136,535

Total Asset-Backed Securities (identified cost $143,336)		136,535

Collateralized Mortgage Obligations — 10.0%

Federal National Mortgage Association — 0.2%
0.518% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (6)	78,686	79,105
4.000%, 3/25/2041, (Series 2012-21)	125,707	133,205

		212,310

Private Sponsor — 7.0%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	469,061	476,531
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	144,953	156,449
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.264%, 7/25/2037 (6)	268,775	250,902
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	273,024	274,910
ChaseFlex Trust , Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	3,046	1,938
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5)(6)	1,000,000	1,132,637
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5)(6)	1,000,000	1,108,748
Class C, (Series 2018-K77), 4.160%, 5/25/2051 (5)(6)	1,000,000	1,088,571
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	55,201	63,647
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.661%, 11/25/2034 (6)	189,750	196,209
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	529,887	462,887
RFMSI Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	290,067	281,302
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.688%, 12/25/2034 (6)	264,772	259,924
Wells Fargo Mortgage Backed Securities Trust:
Class A1, (Series 2006-AR19), 2.806%, 12/25/2036 (6)	319,382	318,681
Class A1, (Series 2007-15), 6.000%, 11/25/2037	251,330	234,338
Class A6, (Series 2007-7), 6.000%, 6/25/2037	151,561	142,600

		6,450,274

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

WL Collateral CMO — 2.8%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.300% (SOFR + 225 basis points), 8/25/2033 (5)(6)	$2,000,000	$2,010,407
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.468% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	497,967	520,778

		2,531,185

Total Collateralized Mortgage Obligations (identified cost $8,810,550)		9,193,769

Commercial Mortgage Securities — 7.9%

Private Sponsor — 7.9%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061 (6)	750,000	876,482
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.074%, 10/10/2046 (5)(6)	500,000	317,013
Commercial Mortgage Trust,, Class A4, (Series 2013-CR10), 4.210%, 8/10/2046 (6)	2,000,000	2,163,476
GS Mortgage Securities Trust, Class D, (Series 2013-GC16), 5.310%, 11/10/2046 (5)(6)	300,000	299,942
Wells Fargo Commercial Mortgage Trust:
Class B, (Series 2015-C26), 3.783%, 2/15/2048	750,000	797,809
Class C, (Series 2016-C36), 4.183%, 11/15/2059 (6)	2,000,000	1,751,210
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	720,000	630,156
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.017%, 9/15/2046 (5)(6)	485,000	390,710

Total Commercial Mortgage Securities (identified cost $6,959,204)		7,226,798

Corporate Bonds & Notes — 74.6%

Aerospace/Defense — 2.3%
Boeing Co., 4.875%, 5/1/2025	350,000	390,587
Embraer Netherlands Finance BV, 6.950%, 1/17/2028 (5)	300,000	336,975
Howmet Aerospace, Inc., 6.875%, 5/1/2025	250,000	289,675
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (2)(5)	250,000	265,000
TransDigm, Inc., 5.500%, 11/15/2027	500,000	514,390
TransDigm, Inc.,, 4.625%, 1/15/2029 (2)(5)	350,000	344,750

		2,141,377

Agriculture — 2.5%
Altria Group, Inc., 5.950%, 2/14/2049	500,000	633,131
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	500,000	550,915
JBS Investments II GmbH, 5.750%, 1/15/2028 (5)	500,000	526,255

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Agriculture (continued)
Vector Group Ltd., 5.750%, 2/1/2029 (5)	$550,000	$570,969

		2,281,270

Airlines — 2.1%
American Airlines, Inc., 11.750%, 7/15/2025 (5)	500,000	595,625
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 5/15/2034 (5)	297,389	319,491
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	500,000	498,897
3.750%, 10/28/2029	150,000	149,082
United Airlines Pass Through Trust, 5.875%, 10/15/2027	292,747	329,090

		1,892,185

Auto Manufacturers — 1.2%
Ford Motor Co., 4.750%, 1/15/2043	500,000	506,375
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	350,000	357,700
Navistar International Corp., 9.500%, 5/1/2025 (5)	250,000	280,156

		1,144,231

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	250,000	265,000
Tenneco, Inc., 7.875%, 1/15/2029 (5)	300,000	336,834

		601,834

Banks — 4.2%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (2)(5)	1,000,000	1,044,000
Banco Santander SA, 2.749%, 12/3/2030	450,000	444,484
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	400,000	404,050
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	500,000	505,518
CIT Group, Inc., 3.929%, 6/19/2024	500,000	530,000
Deutsche Bank AG,, 3.729%, 1/14/2032 (2)	575,000	567,008
JPMorgan Chase & Co., 2.525%, 11/19/2041	350,000	331,924

		3,826,984

Beverages — 0.9%
Molson Coors Beverage Co., 4.200%, 7/15/2046	750,000	795,719

Building Materials — 1.5%
Cemex SAB de C.V., 7.375%, 6/5/2027 (5)	350,000	393,540
Cemex SAB de C.V.,, 3.875%, 7/11/2031 (5)	350,000	349,703
US Concrete, Inc., 5.125%, 3/1/2029 (5)	600,000	619,125

		1,362,368

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 2.4%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	$500,000	$517,500
Chemours Co., 5.750%, 11/15/2028 (5)	300,000	308,063
Nouryon Holding BV, 8.000%, 10/1/2026 (5)	500,000	532,987
OCP SA, 4.500%, 10/22/2025 (5)	750,000	808,999

		2,167,549

Commercial Services — 2.7%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	350,000	369,423
Howard University, 2.801%, 10/1/2023	250,000	258,621
Prime Security Services Borrower LLC, 3.375%, 8/31/2027 (5)	500,000	488,065
United Rentals North America, Inc., 5.500%, 5/15/2027 (2)	750,000	794,531
WW International, Inc., 8.625%, 12/1/2025 (5)	500,000	522,777

		2,433,417

Computers — 1.6%
Dell International LLC, 5.300%, 10/1/2029 (5)	750,000	888,063
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	270,000	280,631
4.875%, 6/1/2027 (2)	253,000	281,867

		1,450,561

Diversified Financial Services — 1.8%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	457,029
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	500,000	555,875
Raymond James Financial, Inc., 4.650%, 4/1/2030	500,000	596,930

		1,609,834

Electric — 1.2%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	562,685
Talen Energy Supply LLC, 6.500%, 6/1/2025 (2)	650,000	569,969

		1,132,654

Electrical Components & Equipment — 0.8%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	750,000	767,625

Electronics — 0.3%
Jabil, Inc., 3.000%, 1/15/2031	250,000	254,396

Engineering & Construction — 0.6%
Fluor Corp., 4.250%, 9/15/2028 (2)	500,000	511,250

Environmental Control — 1.1%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	500,000	504,200
Waste Management, Inc., 0.750%, 11/15/2025 (2)	525,000	515,279

		1,019,479

Food — 2.3%
Albertsons Cos. LLC, 5.750%, 3/15/2025	80,000	82,792
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	971,250

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Food (continued)
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	$500,000	$525,625
Post Holdings, Inc., 5.000%, 8/15/2026 (2)(5)	500,000	522,012

		2,101,679

Forest Products & Paper — 1.1%
Suzano Austria GmbH, 7.000%, 3/16/2047 (2)(5)	750,000	987,000

Gas — 0.5%
National Fuel Gas Co., 2.950%, 3/1/2031	500,000	493,633

Healthcare-Services — 2.0%
Encompass Health Corp., 4.500%, 2/1/2028	250,000	260,325
HCA, Inc., 3.500%, 9/1/2030 (2)	500,000	517,483
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	500,000	519,250
Tenet Healthcare Corp., 7.500%, 4/1/2025 (5)	535,000	582,570

		1,879,628

Home Furnishings — 0.8%
Whirlpool Corp., 4.750%, 2/26/2029	650,000	767,160

Insurance — 1.5%
Athene Holding, Ltd., 3.500%, 1/15/2031	500,000	518,783
Brighthouse Financial, Inc., 5.625%, 5/15/2030	500,000	605,071
SBL Holdings, Inc., 5.000%, 2/18/2031 (5)	250,000	246,581

		1,370,435

Internet — 0.3%
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	250,000	292,343

Investment Companies — 2.6%
FS KKR Capital Corp., 3.400%, 1/15/2026	500,000	499,068
Goldman Sachs BDC, Inc., 3.750%, 2/10/2025 (2)	750,000	794,473
Icahn Enterprises LP, 4.750%, 9/15/2024 (2)	500,000	526,408
Owl Rock Capital Corp., 5.250%, 4/15/2024 (2)	500,000	548,006

		2,367,955

Iron/Steel — 1.9%
ArcelorMittal, 4.550%, 3/11/2026	750,000	836,008
GUSAP III LP, 4.250%, 1/21/2030 (2)(5)	500,000	538,975
United States Steel Corp., 6.875%, 8/15/2025 (2)	250,000	246,875
Vale Overseas, Ltd., 3.750%, 7/8/2030 (2)	150,000	159,608

		1,781,466

Leisure Time — 0.9%
NCL Corp., Ltd., 10.250%, 2/1/2026 (5)	300,000	349,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Leisure Time (continued)
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022 (2)	$500,000	$510,390

		859,890

Lodging — 0.2%
MGM Resorts International, 6.750%, 5/1/2025 (2)	200,000	214,441

Media — 4.2%
AMC Networks, Inc., 5.000%, 4/1/2024 (2)	433,000	438,954
CSC Holdings LLC, 3.375%, 2/15/2031 (5)	300,000	288,375
Discovery Communications LLC, 3.950%, 3/20/2028	700,000	778,827
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	500,000	491,212
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (2)(5)	750,000	776,475
Time Warner Cable LLC, 4.500%, 9/15/2042 (2)	500,000	546,682
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	500,000	509,375

		3,829,900

Mining — 1.1%
Kinross Gold Corp., 6.875%, 9/1/2041	750,000	999,811

Miscellaneous Manufacturing — 0.6%
Trinity Industries, Inc., 4.550%, 10/1/2024	500,000	525,000

Oil & Gas — 2.9%
Comstock Resources, Inc., 9.750%, 8/15/2026	500,000	546,420
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)(9)	750,000	183,750
Occidental Petroleum Corp., 4.400%, 8/15/2049 (2)	500,000	441,250
PBF Holding Co. LLC, 7.250%, 6/15/2025 (2)	750,000	518,906
Valero Energy Corp., 2.150%, 9/15/2027	400,000	399,070
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	700,000	583,188

		2,672,584

Oil & Gas Services — 0.2%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	192,750

Packaging & Containers — 0.9%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	350,000	350,676
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	500,000	495,875

		846,551

Pharmaceuticals — 3.6%
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	375,000	376,065
Bausch Health Cos., Inc., 5.000%, 1/30/2028 (5)	500,000	510,625
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	300,000	312,300
Mylan, Inc., 5.200%, 4/15/2048	700,000	840,499

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046	$800,000	$690,000
6.000%, 4/15/2024 (2)	500,000	524,912

		3,254,401

Pipelines — 3.7%
Buckeye Partners LP, 4.500%, 3/1/2028 (5)	500,000	507,500
Enable Midstream Partners LP, 4.950%, 5/15/2028	500,000	562,333
Energy Transfer Operating LP, 5.150%, 2/1/2043 (2)	750,000	788,488
EQM Midstream Partners LP, 4.000%, 8/1/2024	500,000	505,782
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	982,187

		3,346,290

Real Estate — 0.4%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	350,000	347,865

Real Estate Investment Trusts — 3.9%
Crown Castle International Corp., 2.900%, 4/1/2041	500,000	467,161
Diversified Healthcare Trust, 4.750%, 2/15/2028	500,000	493,750
Host Hotels & Resorts LP, 3.500%, 9/15/2030 (2)	500,000	506,273
iStar, Inc., 4.750%, 10/1/2024	600,000	616,815
MPT Operating Partnership LP, 4.625%, 8/1/2029	500,000	538,437
SBA Communications Corp., 4.875%, 9/1/2024	500,000	513,475
Service Properties Trust, 4.950%, 10/1/2029	500,000	483,438

		3,619,349

Retail — 3.4%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (2)(5)	450,000	453,969
Foundation Building Materials, Inc., 6.000%, 3/1/2029 (2)(5)	400,000	399,500
L Brands, Inc., 6.950%, 3/1/2033 (2)	500,000	556,250
PetSmart, Inc., 7.125%, 3/15/2023 (5)	500,000	501,525
QVC, Inc., 4.750%, 2/15/2027 (2)	500,000	528,128
Ross Stores, Inc., 4.600%, 4/15/2025	350,000	396,858
White Cap Buyer LLC, 6.875%, 10/15/2028 (2)(5)	250,000	265,469

		3,101,699

Semiconductors — 1.4%
Broadcom, Inc., 4.750%, 4/15/2029	600,000	684,942
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (2)	500,000	587,437

		1,272,379

Software — 1.5%
Citrix Systems, Inc., 3.300%, 3/1/2030 (2)	500,000	526,252
VMware, Inc., 3.900%, 8/21/2027	750,000	827,189

		1,353,441

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Sovereign — 2.5%
Argentine Government International Bond:
0.125%, 7/9/2030	$85,626	$31,253
0.125%, 7/9/2035	156,873	50,435
1.000%, 7/9/2029	9,405	3,729
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	708,560
Dominican Republic International Bond, 4.875%, 9/23/2032 (5)	500,000	509,375
Oman Sovereign Sukuk Co., 4.397%, 6/1/2024 (5)	500,000	519,014
Turkiye Ihracat Kredi Bankasi AS, 5.000%, 9/23/2021 (5)	450,000	455,823

		2,278,189

Telecommunications — 1.9%
Telecom Italia SpA, 5.303%, 5/30/2024 (2)(5)	600,000	650,517
T-Mobile USA, Inc., 2.250%, 2/15/2026 (2)	350,000	349,090
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (2)(5)	750,000	781,905

		1,781,512

Transportation — 0.4%
Empresa de Transporte de Pasajeros Metro SA, 3.650%, 5/7/2030 (5)	350,000	388,422

Total Corporate Bonds & Notes (identified cost $65,486,595)		68,318,506

U.S. Government Agency-Mortgage Securities — 3.8%

Federal Home Loan Mortgage Corporation — 0.4%
3.500%, 4/1/2042	41,881	45,733
4.500%, 7/1/2040	14,837	16,726
5.000%, 12/1/2022	12,943	13,562
5.000%, 1/1/2040	134,347	156,239
5.500%, 10/1/2021	1,848	1,855
5.500%, 7/1/2035	28,581	33,203
6.000%, 12/1/2036	13,768	16,552
6.000%, 12/1/2037	4,537	5,100
7.500%, 4/1/2024	9,257	9,942
7.500%, 4/1/2027	8,285	9,375
8.000%, 8/1/2030	10,144	12,081
8.500%, 9/1/2024	4,549	4,911
9.500%, 2/1/2025	42	42

		325,321

Federal National Mortgage Association — 3.2%
2.500%, 9/1/2040	1,931,056	2,013,171
3.000%, 8/1/2032	123,455	131,791
4.000%, 3/1/2041	168,709	188,383
5.500%, 1/1/2023	21,764	24,180
5.500%, 2/1/2036	80,431	93,913
6.000%, 9/1/2021	10,948	11,059
6.500%, 8/1/2030	180,748	203,018
6.500%, 12/1/2031	11,057	12,590
6.500%, 11/1/2037	20,247	23,505
7.000%, 3/1/2029	22,487	26,228
7.000%, 7/1/2029	60,240	67,650
7.000%, 2/1/2030	43,949	49,114
7.500%, 10/1/2030	5,961	6,320
8.000%, 10/1/2028	70,116	78,363
8.000%, 4/1/2030	17,422	21,168

		2,950,453

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association — 0.2%
5.000%, 4/15/2034	$132,561	$155,786
7.000%, 8/15/2031	21,124	24,431
9.500%, 10/15/2024	4	4

		180,221

Total U.S. Government Agency-Mortgage Securities
(identified cost $3,350,995)		3,455,995

Short-Term Investments — 15.8%

Collateral Pool Investments for Securities on Loan — 13.4%
Collateral pool allocation (4)		12,310,519

Mutual Funds — 2.4%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	2,157,338	2,157,338

Total Short-Term Investments (identified cost $14,467,857)		14,467,857

Total Investments — 112.2% (identified cost $99,218,537)		102,799,460
Other Assets and Liabilities — (12.2)%		(11,163,671)

Total Net Assets — 100.0%		$91,635,789

Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 96.2%

Aerospace/Defense — 2.4%
BAE Systems PLC:
3.000%, 9/15/2050 (2)(5)	$2,000,000	$1,906,387
3.400%, 4/15/2030 (5)	1,800,000	1,956,641
Boeing Co.:
2.800%, 3/1/2024	2,000,000	2,087,943
4.875%, 5/1/2025	2,000,000	2,231,923
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	2,000,000	2,120,000

		10,302,894

Agriculture — 3.7%
Altria Group, Inc., 3.700%, 2/4/2051	2,000,000	1,853,980
BAT Capital Corp., 4.540%, 8/15/2047	2,750,000	2,795,414
Bunge, Ltd. Finance Corp.:
3.250%, 8/15/2026	1,000,000	1,081,345
3.750%, 9/25/2027	1,800,000	2,008,836
Imperial Brands Finance PLC, 3.500%, 7/26/2026 (5)	1,750,000	1,888,487
JBS Investments II GmbH, 5.750%, 1/15/2028 (2) (5)	1,000,000	1,052,510
Philip Morris International, Inc.:
0.875%, 5/1/2026 (2)	2,000,000	1,964,002
2.900%, 11/15/2021	1,000,000	1,019,183
Vector Group Ltd., 5.750%, 2/1/2029 (5)	2,250,000	2,335,781

		15,999,538

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Airlines — 1.1%
Delta Air Lines, Inc.:
2.900%, 10/28/2024	$1,960,000	$1,955,677
3.750%, 10/28/2029	1,000,000	993,877
United Airlines Pass Through Trust, 5.875%, 10/15/2027	1,610,111	1,809,996

		4,759,550

Auto Manufacturers — 4.1%
Cummins, Inc., 1.500%, 9/1/2030	3,000,000	2,868,996
Daimler Finance North America LLC, 3.700%, 5/4/2023 (5)	750,000	800,613
Ford Motor Co., 5.291%, 12/8/2046	2,000,000	2,118,850
Ford Motor Credit Co. LLC:
1.521% (LIBOR 3 Month + 127 basis points), 3/28/2022 (6)	750,000	746,352
4.134%, 8/4/2025 (2)	1,500,000	1,581,562
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,091,057
4.350%, 1/17/2027	1,500,000	1,686,622
Hyundai Capital America, 2.650%, 2/10/2025 (5)	2,000,000	2,083,892
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (5)	1,500,000	1,533,000
Navistar International Corp., 9.500%, 5/1/2025 (5)	800,000	896,500
Toyota Motor Credit Corp., 3.400%, 4/14/2025 (2)	2,000,000	2,196,071

		17,603,515

Auto Parts & Equipment — 0.5%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	1,450,000	1,537,000
Tenneco, Inc., 7.875%, 1/15/2029 (5)	500,000	561,390

		2,098,390

Banks — 14.7%
Banco Santander SA:
1.785% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	2,000,000	2,029,429
2.749%, 12/3/2030 (2)	2,000,000	1,975,484
Bank of America Corp.:
2.592% (SOFR + 215 basis points), 4/29/2031 (6)	3,500,000	3,578,445
3.458% (LIBOR 3 Month + 97 basis points), 3/15/2025 (2)(6)	1,000,000	1,080,183
BBVA Bancomer SA, 1.875%, 9/18/2025 (5)	1,250,000	1,262,656
BNP Paribas SA, 2.824%, 1/26/2041 (5)	3,200,000	2,968,538
Capital One Financial Corp.:
1.180% (LIBOR 3 Month + 95 basis points), 3/9/2022 (6)	1,500,000	1,512,030
3.300%, 10/30/2024	1,250,000	1,356,062
Citigroup, Inc., 1.621% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	2,000,000	2,036,349
Credit Suisse Group AG, 1.305% (SOFR + 98 basis points), 2/2/2027 (5)(6)	2,750,000	2,713,604

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc.:
1.325% (LIBOR 3 Month + 111 basis points), 4/26/2022 (6)	$1,000,000	$1,001,682
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	1,250,000	1,435,684
HSBC Holdings PLC:
1.848% (LIBOR 3 Month + 166 basis points), 5/25/2021 (6)	1,500,000	1,505,486
3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	2,150,000	2,392,715
JPMorgan Chase & Co.:
2.525%, 11/19/2041 (6)	2,100,000	1,991,545
2.739% (SOFR + 151 basis points), 10/15/2030 (2)(6)	3,000,000	3,141,339
3.509% (LIBOR 3 Month + 95 basis points), 1/23/2029 (6)	1,500,000	1,652,166
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	2,000,000	2,076,848
Macquarie Group Ltd., 1.340% (SOFR + 107 basis points), 1/12/2027 (5)(6)	1,500,000	1,487,065
Mizuho Financial Group, Inc., 1.234% (H15T1Y + 67 basis points), 5/22/2027 (6)	3,250,000	3,204,010
Morgan Stanley:
1.928% (SOFR + 102 basis points), 4/28/2032 (6)	1,000,000	966,031
2.699% (SOFR + 114 basis points), 1/22/2031 (6)	2,000,000	2,067,609
3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (6)	2,750,000	2,936,087
National Securities Clearing Corp., 0.750%, 12/7/2025 (2)(5)	1,750,000	1,728,112
PNC Financial Services Group, Inc., 2.200%, 11/1/2024	2,000,000	2,114,487
Royal Bank of Canada:
0.898% (LIBOR 3 Month + 66 basis points), 10/5/2023 (6)	2,500,000	2,534,968
2.250%, 11/1/2024 (2)	2,000,000	2,108,880
Societe Generale SA, 1.488% (H15T1Y + 110 basis points), 12/14/2026 (5)(6)	2,000,000	1,983,706
Wells Fargo & Co.:
1.442% (LIBOR 3 Month + 123 basis points), 10/31/2023 (6)	2,000,000	2,035,485
2.572% (LIBOR 3 Month + 100 basis points), 2/11/2031 (6)	2,500,000	2,570,400
3.584% (LIBOR 3 Month + 131 basis points), 5/22/2028 (6)	2,000,000	2,210,218

		63,657,303

Beverages — 1.8%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046	2,000,000	2,393,200
Constellation Brands, Inc., 2.875%, 5/1/2030 (2)	500,000	523,626
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	2,500,000	2,552,000
Molson Coors Beverage Co., 4.200%, 7/15/2046	2,000,000	2,121,917

		7,590,743

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Biotechnology — 1.1%
Amgen, Inc., 3.150%, 2/21/2040 (2)	$1,500,000	$1,536,086
Biogen, Inc., 2.250%, 5/1/2030	1,500,000	1,493,995
Regeneron Pharmaceuticals, Inc., 2.800%, 9/15/2050	2,000,000	1,770,657

		4,800,738

Building Materials — 0.5%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,000,000	2,063,750

Chemicals — 3.2%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	1,000,000	1,035,000
Chemours Co., 5.750%, 11/15/2028 (2)(5)	1,000,000	1,026,875
Mosaic Co., 4.050%, 11/15/2027 (2)	2,500,000	2,827,048
Nouryon Holding BV, 8.000%, 10/1/2026 (2)(5)	1,000,000	1,065,975
Nutrien, Ltd., 4.125%, 3/15/2035	1,000,000	1,133,314
Nutrition & Biosciences, Inc., 3.268%, 11/15/2040 (5)	2,000,000	2,043,351
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	2,157,330
Orbia Advance Corp SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	595,005
6.750%, 9/19/2042 (2)(5)	1,500,000	1,950,817

		13,834,715

Commercial Services — 0.9%
ADT Security Corp., 4.125%, 6/15/2023 (2)	500,000	521,913
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	1,500,000	1,583,240
Quanta Services, Inc., 2.900%, 10/1/2030	1,750,000	1,809,883

		3,915,036

Computers — 1.6%
Apple, Inc., 3.750%, 11/13/2047 (2)	2,000,000	2,250,650
Dell International LLC, 8.350%, 7/15/2046 (2)(5)	2,000,000	3,037,306
Hewlett Packard Enterprise Co., 0.958% (LIBOR 3 Month + 72 basis points), 10/5/2021 (2)(6)	1,700,000	1,700,326

		6,988,282

Diversified Financial Services — 5.1%
BlackRock, Inc., 2.400%, 4/30/2030	2,000,000	2,076,839
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	2,000,000	2,223,500
E*TRADE Financial Corp., 3.800%, 8/24/2027 (2)	1,500,000	1,694,686
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,500,000	2,836,663
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	651,818
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	658,133
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	583,463
Nasdaq, Inc.:
2.500%, 12/21/2040	2,500,000	2,277,321
3.250%, 4/28/2050	1,000,000	977,169

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Nomura Holdings, Inc., 2.648%, 1/16/2025	$850,000	$893,982
NTT Finance Corp., 1.591%, 4/3/2028 (5)	2,000,000	2,000,000
Private Export Funding Corp., 1.750%, 11/15/2024	2,000,000	2,080,363
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	3,020,461

		21,974,398

Electric — 3.3%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (2)(5)	750,000	844,028
AEP Transmission Co. LLC, 3.800%, 6/15/2049	2,000,000	2,249,557
Alabama Power Co.:
3.750%, 3/1/2045	2,000,000	2,211,231
1.450%, 9/15/2030	2,500,000	2,377,453
Berkshire Hathaway Energy Co., 1.650%, 5/15/2031 (5)	850,000	811,930
Duke Energy Florida LLC, 2.500%, 12/1/2029 (2)	2,000,000	2,104,863
Public Service Electric and Gas Co., 3.200%, 8/1/2049 (2)	1,000,000	1,039,784
San Diego Gas & Electric Co., 4.100%, 6/15/2049	1,000,000	1,165,177
Talen Energy Supply LLC, 6.500%, 6/1/2025	1,500,000	1,315,313

		14,119,336

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	1,500,000	1,535,250

Electronics — 0.5%
Jabil, Inc., 3.000%, 1/15/2031 (2)	2,000,000	2,035,168

Engineering & Construction — 0.6%
Fluor Corp., 4.250%, 9/15/2028 (2)	2,500,000	2,556,250

Environmental Control — 0.2%
Stericycle, Inc., 3.875%, 1/15/2029 (5)	925,000	932,770

Food — 1.8%
JM Smucker Co., 3.550%, 3/15/2050	1,500,000	1,563,795
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,950,000	2,114,971
Kroger Co., 4.450%, 2/1/2047	1,000,000	1,163,131
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	1,000,000	971,250
Mars, Inc., 2.375%, 7/16/2040 (5)	2,000,000	1,889,270

		7,702,417

Gas — 0.3%
National Fuel Gas Co., 2.950%, 3/1/2031	1,500,000	1,480,900

Hand/Machine Tools — 0.2%
Snap-on, Inc., 3.100%, 5/1/2050	1,000,000	1,024,340

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products — 0.4%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025	$1,500,000	$1,633,271

Healthcare-Services — 2.0%
Anthem, Inc., 2.250%, 5/15/2030 (2)	3,300,000	3,309,540
Encompass Health Corp., 4.500%, 2/1/2028	1,000,000	1,041,300
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	1,500,000	1,557,750
Tenet Healthcare Corp., 7.500%, 4/1/2025 (5)	700,000	762,240
Universal Health Services, Inc., 2.650%, 10/15/2030 (5)	2,000,000	1,981,270

		8,652,100

Insurance — 6.2%
Athene Holding, Ltd., 3.500%, 1/15/2031	1,500,000	1,556,348
Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	1,500,000	1,442,531
Brighthouse Financial, Inc., 5.625%, 5/15/2030 (2)	1,000,000	1,210,142
Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,642,000	1,758,901
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	1,250,000	1,321,373
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,893,033
Lincoln National Corp., 3.625%, 12/12/2026 (2)	2,000,000	2,234,746
Nationwide Financial Services, Inc., 3.900%, 11/30/2049 (2)(5)	2,500,000	2,674,177
New York Life Insurance Co., 3.750%, 5/15/2050 (5)	1,000,000	1,100,583
Pacific Life Global Funding II, 1.450%, 1/20/2028 (2)(5)	2,000,000	1,968,596
Prudential Financial, Inc.:
3.700%, 3/13/2051	2,000,000	2,186,380
3.935%, 12/7/2049	1,000,000	1,132,008
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	2,000,000	2,013,351
Unum Group:
4.000%, 3/15/2024	2,000,000	2,184,323
4.000%, 6/15/2029	1,000,000	1,101,079

		26,777,571

Internet — 1.8%
Alphabet, Inc., 2.050%, 8/15/2050	3,000,000	2,550,874
Amazon.com, Inc., 4.050%, 8/22/2047	1,500,000	1,771,186
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,659,088
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	1,500,000	1,754,060

		7,735,208

Investment Companies — 1.0%
Ares Capital Corp., 3.625%, 1/19/2022	1,500,000	1,535,007
FS KKR Capital Corp., 3.400%, 1/15/2026 (2)	2,000,000	1,996,274
Icahn Enterprises LP, 4.375%, 2/1/2029 (5)	1,000,000	1,001,270

		4,532,551

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Iron/Steel — 0.9%
Nucor Corp., 4.400%, 5/1/2048	$2,000,000	$2,466,356
Vale Overseas, Ltd., 3.750%, 7/8/2030 (2)	1,350,000	1,436,467

		3,902,823

Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022	1,000,000	1,020,780

Lodging — 1.1%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,008,286
MGM Resorts International, 6.750%, 5/1/2025 (2)	1,375,000	1,474,282
Travel and Leisure Co., 6.000%, 4/1/2027	2,000,000	2,231,250

		4,713,818

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc., 3.803%, 8/15/2042	2,000,000	2,312,681

Machinery-Diversified — 0.4%
Westinghouse Air Brake Technologies Corp., 4.400%, 3/15/2024	1,500,000	1,638,143

Media — 3.0%
Charter Communications Operating LLC, 5.375%, 5/1/2047	2,000,000	2,330,429
Comcast Corp., 4.600%, 10/15/2038	1,750,000	2,163,844
Cox Communications, Inc., 4.600%, 8/15/2047 (2)(5)	1,500,000	1,796,846
Discovery Communications LLC, 3.950%, 3/20/2028	2,000,000	2,225,220
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	1,500,000	1,473,637
ViacomCBS, Inc., 4.375%, 3/15/2043 (2)	1,500,000	1,681,491
Virgin Media Finance PLC, 5.000%, 7/15/2030 (5)	1,250,000	1,273,438

		12,944,905

Mining — 0.8%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	600,000	657,350
Glencore Funding LLC, 4.125%, 5/30/2023 (5)	2,500,000	2,690,003

		3,347,353

Miscellaneous Manufacturing — 0.5%
Siemens Financieringsmaatschappij NV, 3.300%, 9/15/2046 (5)	2,000,000	2,109,094

Oil & Gas — 2.6%
Ecopetrol SA, 7.375%, 9/18/2043	1,500,000	1,878,000
EQT Corp., 3.900%, 10/1/2027 (2)	500,000	520,625
Exxon Mobil Corp., 3.095%, 8/16/2049	1,000,000	961,972
Occidental Petroleum Corp., 4.300%, 8/15/2039 (2)	1,250,000	1,112,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Petroleos Mexicanos, 6.875%, 8/4/2026	$1,500,000	$1,611,375
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	1,085,646
Valero Energy Corp.:
2.150%, 9/15/2027	2,000,000	1,995,350
4.000%, 4/1/2029 (2)	1,000,000	1,099,011
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	900,000	749,813

		11,014,292

Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 4.080%, 12/15/2047	2,000,000	2,171,950

Packaging & Containers — 0.5%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	2,125,000	2,129,101

Pharmaceuticals — 6.0%
AbbVie, Inc., 0.833% (LIBOR 3 Month + 65 basis points), 11/21/2022 (6)	550,000	554,496
AdaptHealth LLC, 4.625%, 8/1/2029 (5)	1,000,000	1,002,840
AstraZeneca PLC, 3.500%, 8/17/2023 (2)	2,000,000	2,143,020
Bayer US Finance II LLC, 4.875%, 6/25/2048 (5)	2,350,000	2,904,003
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,559,563
CVS Health Corp.:
3.250%, 8/15/2029	2,000,000	2,163,027
4.300%, 3/25/2028	1,411,000	1,620,875
Eli Lilly and Co., 3.700%, 3/1/2045	1,000,000	1,118,887
Evernorth Health, Inc., 4.800%, 7/15/2046	1,500,000	1,671,517
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	1,750,000	1,821,750
Johnson & Johnson, 1.300%, 9/1/2030 (2)	2,200,000	2,099,249
Mylan, Inc., 5.200%, 4/15/2048	1,500,000	1,801,069
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	2,000,000	2,111,761
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	2,500,000	2,156,250

		25,728,307

Pipelines — 1.8%
Enable Midstream Partners LP, 4.950%, 5/15/2028 (2)	3,000,000	3,373,998
EQM Midstream Partners LP, 4.000%, 8/1/2024	1,500,000	1,517,348
MPLX LP, 4.800%, 2/15/2029 (2)	1,250,000	1,457,767
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	1,500,000	1,618,297

		7,967,410

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	1,500,000	1,490,850

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts — 3.5%
Crown Castle International Corp., 2.900%, 4/1/2041	$2,000,000	$1,868,643
EPR Properties, 5.250%, 7/15/2023 (2)	1,000,000	1,038,042
Host Hotels & Resorts LP, 3.500%, 9/15/2030	1,400,000	1,417,565
iStar, Inc., 5.500%, 2/15/2026	2,500,000	2,560,937
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,350,254
Mid-America Apartments LP, 3.600%, 6/1/2027	2,275,000	2,522,182
Prologis LP, 2.250%, 4/15/2030 (2)	1,500,000	1,528,770
Rexford Industrial Realty LP, 2.125%, 12/1/2030 (2)	1,250,000	1,205,624
Service Properties Trust, 4.500%, 3/15/2025	1,500,000	1,500,938

		14,992,955

Retail — 4.9%
7-Eleven, Inc., 2.800%, 2/10/2051 (5)	2,000,000	1,831,813
Gap, Inc., 8.625%, 5/15/2025 (5)	1,300,000	1,451,398
Genuine Parts Co., 1.875%, 11/1/2030	1,500,000	1,417,994
Home Depot, Inc., 4.250%, 4/1/2046	2,000,000	2,397,150
L Brands, Inc., 6.950%, 3/1/2033 (2)	1,350,000	1,501,875
Lowe’s Cos., Inc., 3.000%, 10/15/2050	2,250,000	2,126,900
PetSmart, Inc., 7.125%, 3/15/2023 (5)	1,750,000	1,755,338
Ross Stores, Inc., 4.600%, 4/15/2025	2,000,000	2,267,762
Starbucks Corp.:
2.550%, 11/15/2030	1,000,000	1,030,238
3.750%, 12/1/2047	2,000,000	2,133,594
Walgreens Boots Alliance, Inc., 4.100%, 4/15/2050	2,000,000	2,082,144
Walmart, Inc., 3.700%, 6/26/2028 (2)	1,000,000	1,141,965

		21,138,171

Semiconductors — 1.2%
Broadcom, Inc., 4.750%, 4/15/2029	2,000,000	2,283,141
KLA Corp., 3.300%, 3/1/2050	1,750,000	1,777,398
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (2)	1,000,000	1,174,874

		5,235,413

Software — 2.7%
CA, Inc., 4.700%, 3/15/2027 (2)	2,500,000	2,811,927
Citrix Systems, Inc., 3.300%, 3/1/2030	3,000,000	3,157,515
Fiserv, Inc., 4.400%, 7/1/2049	2,000,000	2,362,343
Oracle Corp., 4.000%, 11/15/2047	1,000,000	1,104,255
VMware, Inc., 3.900%, 8/21/2027 (2)	2,000,000	2,205,837

		11,641,877

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Sovereign — 1.1%
Bermuda Government International Bond, 2.375%, 8/20/2030 (5)	$2,500,000	$2,475,000
Export-Import Bank of Korea, 3.000%, 11/1/2022	2,250,000	2,344,870

		4,819,870

Telecommunications — 2.3%
AT&T, Inc.:
4.350%, 6/15/2045 (2)	1,000,000	1,094,758
4.500%, 5/15/2035	2,000,000	2,290,427
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	1,222,651
Telecom Italia Capital SA, 7.200%, 7/18/2036 (2)	1,500,000	1,928,175
T-Mobile USA, Inc., 2.250%, 2/15/2026	1,000,000	997,400
Verizon Communications, Inc., 4.522%, 9/15/2048	2,000,000	2,348,551

		9,881,962

Transportation — 1.8%
CSX Corp., 3.800%, 4/15/2050	1,500,000	1,668,574
FedEx Corp., 4.050%, 2/15/2048 (2)	2,500,000	2,712,031
Union Pacific Corp., 3.250%, 2/5/2050	2,000,000	2,041,143
United Parcel Service, Inc., 5.200%, 4/1/2040	1,000,000	1,321,878

		7,743,626

Water — 0.2%
American Water Capital Corp., 2.800%, 5/1/2030	1,000,000	1,058,788

Total Corporate Bonds & Notes (identified cost $390,384,312)		415,310,153

Short-Term Investments — 12.5%

Collateral Pool Investments for Securities on Loan — 8.9%
Collateral pool allocation (4)		38,458,915

Mutual Funds — 3.6%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	15,428,353	15,428,353

Total Short-Term Investments (identified cost $53,887,268)		53,887,268

Total Investments — 108.7% (identified cost $444,271,580)		469,197,421
Other Assets and Liabilities — (8.7)%		(37,613,977)

Total Net Assets — 100.0%		$431,583,444

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 0.5%

Credit Cards — 0.5%
Discover Card Execution Note Trust, Class A5, (Series 2018-A5), 3.320%, 3/15/2024	$6,000,000	$6,103,511

Total Asset-Backed Securities (identified cost $6,054,004)		6,103,511

Collateralized Mortgage Obligations — 5.4%

Federal Home Loan Mortgage Corporation — 2.2%
3.244%, 8/25/2027, (Series K068)	6,000,000	6,720,872
3.310%, 5/25/2023, (Series K032) (6)	19,000,000	20,193,759

		26,914,631

Federal National Mortgage Association — 1.0%
3.369%, 7/25/2028, (Series 2018-M10) (6)	10,000,000	11,291,602

Private Sponsor — 0.5%
FREMF Mortgage Trust:
Class B, (Series 2019-K91), 4.252%, 4/25/2051 (5)(6)	3,500,000	3,964,229
Class B, (Series 2019-K95), 3.919%, 8/25/2052 (5)(6)	1,500,000	1,663,122

		5,627,351

WL Collateral CMO — 1.7%
Federal Home Loan Mortgage Corporation, Class M2, (Series 2021-HQA1), 2.300% (SOFR + 225 basis points), 8/25/2033 (5)(6)	18,500,000	18,596,263
Federal National Mortgage Association, Class 2M2, (Series 2016-C07), 4.468% (LIBOR 1 Month + 435 basis points), 5/25/2029 (6)	2,074,860	2,169,907

		20,766,170

Total Collateralized Mortgage Obligations (identified cost $61,562,772)		64,599,754

Commercial Mortgage Securities — 5.5%

Private Sponsor — 5.5%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (6)	7,500,000	8,702,188
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	11,120,438
Commercial Mortgage Trust, Class D, (Series 2013-CR12), 5.074%, 10/10/2046 (5)(6)	4,500,000	2,853,112
GS Mortgage Securities Trust:
Class B, (Series 2020-GC45), 3.405%, 2/13/2053 (6)	3,500,000	3,727,802
Class D, (Series 2013-GC16), 5.311%, 11/10/2046 (5)(6)	2,000,000	1,999,616
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	10,226,465
Wells Fargo Commercial Mortgage Trust:
Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	7,744,463

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
Class B, (Series 2015-C26), 3.783%, 2/15/2048	$7,000,000	$7,446,221
Class D, (Series 2015-C26), 3.586%, 2/15/2048 (5)	8,300,000	7,264,295
WFRBS Commercial Mortgage Trust, Class D, (Series 2013-C16), 5.017%, 9/15/2046 (5)(6)	6,609,000	5,324,129

Total Commercial Mortgage Securities (identified cost $61,640,552)		66,408,729

Corporate Bonds & Notes — 44.2%

Aerospace/Defense — 0.8%
BAE Systems PLC, 3.000%, 9/15/2050 (5)	2,500,000	2,382,984
Boeing Co., 4.875%, 5/1/2025	3,750,000	4,184,857
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (5)	3,500,000	3,710,000

		10,277,841

Agriculture — 1.7%
Altria Group, Inc., 5.950%, 2/14/2049	5,000,000	6,331,311
BAT Capital Corp., 4.540%, 8/15/2047 (2)	5,000,000	5,082,570
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	4,464,081
Philip Morris International, Inc., 0.875%, 5/1/2026 (2)	5,000,000	4,910,005

		20,787,967

Airlines — 1.0%
Delta Air Lines, Inc.:
2.900%, 10/28/2024 (2)	2,000,000	1,995,589
3.750%, 10/28/2029	5,000,000	4,969,383
United Airlines Pass Through Trust, 5.875%, 10/15/2027	4,391,212	4,936,353

		11,901,325

Apparel — 0.5%
Tapestry, Inc., 4.125%, 7/15/2027 (2)	5,500,000	6,022,663

Auto Manufacturers — 1.7%
Cummins, Inc., 1.500%, 9/1/2030	2,000,000	1,912,664
Ford Motor Co.:
4.750%, 1/15/2043	5,000,000	5,063,750
5.291%, 12/8/2046	1,500,000	1,589,137
General Motors Co., 5.000%, 10/1/2028 (2)	2,000,000	2,333,248
General Motors Financial Co., Inc., 4.000%, 1/15/2025	4,000,000	4,364,227
Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028 (2)(5)	2,900,000	2,963,800
Navistar International Corp., 9.500%, 5/1/2025 (2)(5)	1,850,000	2,073,156

		20,299,982

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (2)	2,000,000	2,120,000

Banks — 8.2%
Banco Santander SA, 1.785% (LIBOR 3 Month + 156 basis points), 4/11/2022 (6)	4,000,000	4,058,857
Bank of America Corp., 4.183%, 11/25/2027	7,500,000	8,476,899

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Barclays PLC, 5.200%, 5/12/2026	$5,000,000	$5,702,375
BNP Paribas SA, 2.824%, 1/26/2041 (5)	6,000,000	5,566,009
Capital One Financial Corp., 1.180% (LIBOR 3 Month + 95 basis points), 3/9/2022 (2)(6)	1,500,000	1,512,030
CBB International Sukuk Programme Co. SPC, 3.950%, 9/16/2027 (5)	3,500,000	3,538,626
Citigroup, Inc., 1.621% (LIBOR 3 Month + 143 basis points), 9/1/2023 (6)	5,000,000	5,090,872
Goldman Sachs Group, Inc.:
1.325% (LIBOR 3 Month + 111 basis points), 4/26/2022 (2)(6)	5,000,000	5,008,412
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (6)	5,000,000	5,742,734
HSBC Holdings PLC, 3.973% (LIBOR 3 Month + 161 basis points), 5/22/2030 (6)	4,000,000	4,451,562
ING Groep NV, 4.100%, 10/2/2023	5,000,000	5,456,953
JPMorgan Chase & Co.:
1.241% (LIBOR 3 Month + 100 basis points), 1/15/2023 (2)(6)	4,000,000	4,034,348
2.525%, 11/19/2041 (6)	6,000,000	5,690,129
3.625%, 12/1/2027	5,000,000	5,544,198
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (6)	7,500,000	7,788,181
Mizuho Financial Group, Inc., 0.837% (LIBOR 3 Month + 63 basis points), 5/25/2024 (6)	3,860,000	3,882,092
Morgan Stanley:
0.985% (SOFR + 72 basis points), 12/10/2026 (2)(6)	2,000,000	1,975,059
3.950%, 4/23/2027	5,000,000	5,635,135
PNC Financial Services Group, Inc., 2.200%, 11/1/2024 (2)	5,750,000	6,079,151
Regions Financial Corp., 2.250%, 5/18/2025	3,500,000	3,660,064

		98,893,686

Beverages — 0.7%
Fomento Economico Mexicano SAB de C.V., 3.500%, 1/16/2050	3,150,000	3,215,520
PepsiCo, Inc., 2.875%, 10/15/2049	5,500,000	5,421,476

		8,636,996

Building Materials — 0.2%
US Concrete, Inc., 5.125%, 3/1/2029 (5)	2,375,000	2,450,703

Chemicals — 1.3%
Braskem Netherlands Finance BV, 4.500%, 1/31/2030 (5)	1,500,000	1,525,425
Chemours Co., 5.750%, 11/15/2028 (2)(5)	3,000,000	3,080,625
Nouryon Holding BV, 8.000%, 10/1/2026 (2)(5)	4,500,000	4,796,887
Orbia Advance Corp SAB de C.V., 6.750%, 9/19/2042 (2)(5)	4,400,000	5,722,398

		15,125,335

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services — 0.6%
Element Fleet Management Corp., 3.850%, 6/15/2025 (5)	$3,850,000	$4,063,649
Quanta Services, Inc., 2.900%, 10/1/2030 (2)	3,500,000	3,619,766

		7,683,415

Computers — 0.7%
Dell International LLC:
5.300%, 10/1/2029 (5)	2,500,000	2,960,208
8.350%, 7/15/2046 (2)(5)	2,000,000	3,037,305
Seagate HDD Cayman:
4.091%, 6/1/2029 (5)	1,091,000	1,133,958
4.875%, 6/1/2027 (2)	1,006,000	1,120,785

		8,252,256

Diversified Financial Services — 2.6%
Cantor Fitzgerald LP, 4.875%, 5/1/2024 (5)	5,000,000	5,558,751
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (2)	1,500,000	1,701,998
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	651,818
Jefferies Group LLC:
4.150%, 1/23/2030 (2)	5,000,000	5,645,680
6.500%, 1/20/2043	1,000,000	1,316,266
Legg Mason, Inc., 4.750%, 3/15/2026 (2)	1,950,000	2,275,507
Nasdaq, Inc., 1.650%, 1/15/2031	8,000,000	7,497,055
Synchrony Financial, 3.950%, 12/1/2027 (2)	6,500,000	7,139,271

		31,786,346

Electric — 1.4%
Berkshire Hathaway Energy Co.:
2.850%, 5/15/2051 (5)	6,500,000	6,057,067
4.050%, 4/15/2025 (5)	3,500,000	3,898,120
Consumers Energy Co., 2.500%, 5/1/2060	2,000,000	1,752,165
Duke Energy Florida LLC, 2.500%, 12/1/2029 (2)	5,000,000	5,262,158

		16,969,510

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc., 4.750%, 6/15/2028 (5)	2,500,000	2,558,750

Engineering & Construction — 0.3%
Fluor Corp., 4.250%, 9/15/2028 (2)	4,000,000	4,090,000

Food — 1.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (2)	448,000	463,633
JM Smucker Co., 2.375%, 3/15/2030 (2)	3,700,000	3,751,344
Kraft Heinz Foods Co., 4.375%, 6/1/2046 (2)	5,000,000	5,423,001
Kroger Co., 4.450%, 2/1/2047	5,000,000	5,815,655
MARB BondCo PLC, 3.950%, 1/29/2031 (5)	2,000,000	1,942,500
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (5)	5,500,000	5,615,775

		23,011,908

Healthcare-Services — 0.6%
Anthem, Inc., 2.375%, 1/15/2025 (2)	5,000,000	5,258,377

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Services (continued)
Molina Healthcare, Inc., 4.375%, 6/15/2028 (5)	$2,500,000	$2,596,250

		7,854,627

Insurance — 3.0%
Athene Holding, Ltd., 3.500%, 1/15/2031	2,000,000	2,075,131
Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050 (2)	2,500,000	2,404,219
Brighthouse Financial, Inc., 5.625%, 5/15/2030	2,750,000	3,327,889
Five Corners Funding Trust II, 2.850%, 5/15/2030 (5)	5,000,000	5,285,494
Manulife Financial Corp., 2.484%, 5/19/2027	3,500,000	3,677,173
Pacific Life Global Funding II, 1.450%, 1/20/2028 (5)	4,500,000	4,429,340
Reinsurance Group of America, Inc., 3.150%, 6/15/2030	3,750,000	3,978,795
Teachers Insurance & Annuity Association of America, 3.300%, 5/15/2050 (5)	4,300,000	4,328,705
Unum Group, 5.750%, 8/15/2042	5,930,000	7,096,975

		36,603,721

Internet — 1.1%
eBay, Inc.:
1.082% (LIBOR 3 Month + 87 basis points), 1/30/2023 (6)	5,000,000	5,061,582
4.000%, 7/15/2042	3,500,000	3,871,206
Expedia Group, Inc., 6.250%, 5/1/2025 (5)	3,500,000	4,092,806

		13,025,594

Investment Companies — 0.9%
FS KKR Capital Corp., 3.400%, 1/15/2026	3,500,000	3,493,479
Icahn Enterprises LP, 4.375%, 2/1/2029 (2)(5)	2,750,000	2,753,493
Owl Rock Capital Corp., 3.400%, 7/15/2026 (2)	4,000,000	4,110,952

		10,357,924

Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd., 5.250%, 11/15/2022 (2)	3,500,000	3,572,730

Lodging — 0.4%
MGM Resorts International, 6.750%, 5/1/2025	2,375,000	2,546,487
Wyndham Destinations, Inc., 5.650%, 4/1/2024 (2)	2,250,000	2,404,451

		4,950,938

Media — 1.9%
Charter Communications Operating LLC, 5.375%, 5/1/2047	6,500,000	7,573,895
Discovery Communications LLC, 5.300%, 5/15/2049	5,000,000	6,169,555
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (5)	3,500,000	3,438,487
Univision Communications, Inc., 6.625%, 6/1/2027 (5)	1,350,000	1,409,906

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
ViacomCBS, Inc., 4.375%, 3/15/2043 (2)	$3,500,000	$3,923,480

		22,515,323

Mining — 0.6%
Corp Nacional del Cobre de Chile, 3.750%, 1/15/2031 (5)	1,200,000	1,314,700
Glencore Funding LLC, 4.000%, 3/27/2027 (5)	5,000,000	5,602,056

		6,916,756

Oil & Gas — 1.9%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023 (9)	5,000,000	1,225,000
EQT Corp., 3.900%, 10/1/2027 (2)	1,900,000	1,978,375
Exxon Mobil Corp., 3.095%, 8/16/2049 (2)	6,000,000	5,771,830
Occidental Petroleum Corp., 4.400%, 8/15/2049 (2)	3,750,000	3,309,375
Petroleos Mexicanos, 6.875%, 8/4/2026	2,611,000	2,804,867
Valaris PLC, 5.750%, 10/1/2044 (1)(9)	1,668,000	164,715
Valero Energy Corp., 2.150%, 9/15/2027 (2)	3,000,000	2,993,025
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,500,000	4,582,188

		22,829,375

Packaging & Containers — 0.6%
Berry Global, Inc., 1.570%, 1/15/2026 (5)	6,000,000	6,011,580
Klabin Austria GmbH, 3.200%, 1/12/2031 (5)	1,000,000	991,750

		7,003,330

Pharmaceuticals — 1.6%
Bayer US Finance II LLC, 4.250%, 12/15/2025 (2)(5)	5,000,000	5,621,901
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	3,000,000	3,123,000
Mylan, Inc., 5.200%, 4/15/2048	5,000,000	6,003,564
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046	5,000,000	4,312,500

		19,060,965

Pipelines — 0.5%
Energy Transfer Operating LP, 5.150%, 3/15/2045 (2)	4,000,000	4,205,026
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	2,000,000	2,157,730

		6,362,756

Real Estate — 0.3%
Howard Hughes Corp., 4.125%, 2/1/2029 (5)	3,500,000	3,478,650

Real Estate Investment Trusts — 2.0%
Crown Castle International Corp., 2.900%, 4/1/2041	4,000,000	3,737,287
EPR Properties, 5.250%, 7/15/2023	910,000	944,618
iStar, Inc., 5.500%, 2/15/2026	7,000,000	7,170,625
Rexford Industrial Realty LP, 2.125%, 12/1/2030 (2)	5,000,000	4,822,495
Service Properties Trust, 4.500%, 3/15/2025	2,500,000	2,501,562

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts (continued)
Simon Property Group LP, 3.250%, 9/13/2049 (2)	$5,000,000	$4,757,129

		23,933,716

Retail — 1.8%
Gap, Inc., 8.625%, 5/15/2025 (5)	2,500,000	2,791,150
L Brands, Inc., 6.950%, 3/1/2033 (2)	1,500,000	1,668,750
Lowe’s Cos., Inc., 3.000%, 10/15/2050 (2)	7,000,000	6,617,021
PetSmart, Inc., 7.125%, 3/15/2023 (2)(5)	3,000,000	3,009,150
Ross Stores, Inc., 4.600%, 4/15/2025	3,250,000	3,685,114
Walgreens Boots Alliance, Inc., 3.200%, 4/15/2030 (2)	3,500,000	3,745,613

		21,516,798

Semiconductors — 0.8%
Broadcom, Inc., 4.110%, 9/15/2028 (2)	3,000,000	3,321,381
Marvell Technology Group, Ltd., 4.875%, 6/22/2028 (2)	5,000,000	5,874,368

		9,195,749

Software — 0.7%
CA, Inc., 4.700%, 3/15/2027 (2)	4,000,000	4,499,083
Citrix Systems, Inc., 3.300%, 3/1/2030 (2)	4,000,000	4,210,020

		8,709,103

Telecommunications — 1.2%
Lumen Technologies, Inc., 7.600%, 9/15/2039 (2)	4,000,000	4,820,720
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,667,953
Telecom Italia SpA, 5.303%, 5/30/2024 (2)(5)	6,000,000	6,505,170

		14,993,843

Water — 0.0%
American Water Capital Corp., 2.800%, 5/1/2030	250,000	264,697

Total Corporate Bonds & Notes (identified cost $503,128,991)		534,015,278

U.S. Government & U.S. Government Agency Obligations — 18.9%

U.S. Treasury Bonds & Notes — 18.9%
0.250%, 9/30/2025	20,000,000	19,598,047
0.375%, 4/30/2025 (2)	25,000,000	24,761,719
1.125%, 5/15/2040 (2)	15,000,000	12,716,602
1.500%, 10/31/2024 (2)	40,000,000	41,481,250
2.000%, 8/15/2025	25,000,000	26,478,515
2.000%, 2/15/2050	9,830,000	9,433,728
2.250%, 8/15/2049	10,000,000	10,139,453
2.375%, 5/15/2029	5,000,000	5,418,359
2.750%, 6/30/2025 (2)	40,000,000	43,632,812
2.875%, 5/15/2049 (2)	20,150,000	23,148,100
3.000%, 2/15/2049	5,000,000	5,871,875
3.375%, 11/15/2048	4,000,000	5,015,625

Total U.S. Government & U.S. Government Agency Obligations (identified cost $222,117,141)		227,696,085

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities — 23.7%

Federal Home Loan Mortgage Corporation — 3.3%
3.000%, 11/1/2042	$695,376	$742,709
3.000%, 4/1/2043	942,125	1,021,864
3.000%, 4/1/2043	1,569,946	1,700,120
3.000%, 5/1/2043	1,384,268	1,472,564
3.000%, 7/1/2043	5,514,577	5,890,002
3.000%, 9/1/2043	5,927,445	6,330,987
3.000%, 4/1/2045	4,122,702	4,357,744
3.500%, 12/1/2040	581,122	634,449
3.500%, 12/1/2041	420,903	459,532
3.500%, 3/1/2042	154,383	168,556
3.500%, 12/1/2042	321,058	348,335
3.500%, 11/1/2043	3,096,544	3,355,624
3.500%, 1/1/2044	2,964,716	3,212,764
3.500%, 2/1/2044	3,181,675	3,444,710
3.500%, 11/1/2044	2,089,539	2,253,858
4.000%, 4/1/2026	141,486	150,884
4.000%, 12/1/2039	284,801	314,164
4.000%, 12/1/2040	1,542,688	1,709,921
4.000%, 3/1/2041	123,784	136,315
4.000%, 8/1/2041	90,816	100,631
4.000%, 11/1/2041	336,729	373,123
4.500%, 3/1/2039	63,577	71,423
4.500%, 5/1/2039	261,212	294,469
4.500%, 2/1/2040	62,836	70,592
4.500%, 2/1/2041	538,388	606,852
5.000%, 12/1/2035	40,653	47,314
5.000%, 1/1/2038	17,854	20,849
5.000%, 3/1/2038	64,315	74,858
5.000%, 3/1/2038	18,534	21,560
5.000%, 2/1/2039	125,679	139,664
5.000%, 1/1/2040	96,379	112,085
6.000%, 6/1/2037	19,628	22,886
6.000%, 1/1/2038	35,712	41,649

		39,703,057

Federal National Mortgage Association — 20.3%
1.500%, 9/1/2035	18,373,419	18,563,909
1.500%, 2/1/2051	19,974,322	19,595,410
2.000%, 1/1/2036	24,648,033	25,468,518
2.000%, 7/1/2050	6,740,490	6,787,735
2.000%, 7/1/2050	18,598,357	18,736,282
2.000%, 8/1/2050	9,293,883	9,359,025
2.500%, 9/1/2040	5,636,655	5,876,345
2.500%, 4/1/2050	13,179,231	13,632,820
2.500%, 9/1/2050	4,699,614	4,861,360
3.000%, 3/1/2043	2,058,808	2,228,900
3.000%, 7/1/2043	3,470,142	3,690,447
3.000%, 7/1/2043	7,339,598	7,859,533
3.000%, 9/1/2044	3,772,314	3,990,441
3.000%, 1/1/2045	4,933,912	5,232,736
3.000%, 6/1/2045	3,445,516	3,641,731
3.000%, 3/1/2046	6,517,244	6,864,133
3.000%, 7/1/2046	8,172,643	8,632,792
3.000%, 4/1/2049	9,759,652	10,214,027
3.000%, 9/1/2049	11,045,929	11,565,358
3.000%, 9/1/2049	10,853,325	11,350,575
3.000%, 11/1/2049	2,566,688	2,684,305
3.500%, 5/1/2042	588,423	638,230
3.500%, 10/1/2042	476,472	520,130
3.500%, 10/1/2042	425,740	461,672
3.500%, 10/1/2042	532,725	579,387
3.500%, 11/1/2042	278,905	302,562
3.500%, 12/1/2042	622,220	676,674
3.500%, 12/1/2047	2,098,472	2,234,120
3.500%, 3/1/2049	11,324,876	11,999,096
3.500%, 4/1/2049	5,532,892	5,862,833

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
3.500%, 6/1/2049	$8,431,071	$8,932,285
3.500%, 10/1/2049	5,157,287	5,464,251
4.000%, 11/1/2040	160,018	175,684
4.000%, 1/1/2041	164,149	180,154
4.000%, 2/1/2041	1,187,979	1,309,606
4.000%, 2/1/2041	189,432	207,909
4.000%, 3/1/2041	116,621	130,221
4.000%, 11/1/2041	173,138	190,622
4.000%, 9/1/2048	2,600,044	2,791,292
4.500%, 6/1/2039	387,783	437,041
4.500%, 8/1/2041	180,289	201,049
5.000%, 7/1/2022	22,069	23,123
5.000%, 3/1/2035	132,806	153,072
5.000%, 5/1/2042	282,376	326,076
5.500%, 2/1/2034	23,111	26,888
5.500%, 8/1/2037	225,227	262,984
5.500%, 6/1/2038	32,597	38,215
6.000%, 12/1/2038	12,963	15,055
6.500%, 10/1/2037	23,427	27,551
6.500%, 11/1/2037	10,124	11,753

		245,015,917

Government National Mortgage Association — 0.1%
4.000%, 10/15/2040	193,965	212,473
4.000%, 12/15/2040	238,486	260,798
4.000%, 4/15/2041	300,176	332,405
5.500%, 8/20/2038	48,861	54,582
5.500%, 2/15/2039	24,790	28,659
6.000%, 12/15/2038	34,563	39,983
6.000%, 1/15/2039	15,610	18,415

		947,315

Total U.S. Government Agency-Mortgage Securities (identified cost $278,931,816)		285,666,289

Short-Term Investments — 12.9%

Collateral Pool Investments for Securities on Loan — 11.1%

Collateral pool allocation (4)		134,607,299

Mutual Funds — 1.8%
BMO Government Money Market Fund — Premier Class, 0.010% (3)	21,450,109	21,450,109

Total Short-Term Investments (identified cost $156,057,408)		156,057,408

Total Investments — 111.1% (identified cost $1,289,492,684)		1,340,547,054
Other Assets and Liabilities — (11.1)%		(133,500,874)

Total Net Assets — 100.0%		$1,207,046,180

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 6.5%
Goldman Sachs Money Market Fund — Premier Class, 0.036%	133,403,729	$133,403,729
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.010%	131,746,662	131,746,662

Total Mutual Funds		265,150,391

Repurchase Agreements — 38.1%
Agreement with Canadian Imperial Bank of Commerce, 0.020%, dated 2/26/2021, to be repurchased at $300,000,500 on 3/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2057, with a fair value of $306,000,003	$300,000,000	300,000,000
Agreement with Canadian Imperial Bank of Commerce, 0.070%, dated 1/27/2021, to be repurchased at $100,006,417 on 3/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 8/20/2069, with a fair value of $102,000,070	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/26/2021, to be repurchased at $9,235,055 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 4/15/2021, with a fair value of $9,419,837	9,235,055	9,235,055
Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $570,000,475 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with various maturities to 10/15/2024, with a fair value of $581,400,027	570,000,000	570,000,000
Agreement with Goldman Sachs Group, Inc., 0.020%, dated 2/26/2021, to be repurchased at $195,000,325 on 3/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 12/1/2050, with a fair value of $198,900,000	195,000,000	195,000,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.020%, dated 2/26/2021, to be repurchased at $200,000,333 on 3/1/2021, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2051, with a fair value of $204,000,001	$200,000,000	$200,000,000
Agreement with TD Securities USA LLC, 0.040%, dated 2/24/2021, to be repurchased at $195,001,517 on 3/3/2021, collateralized by U.S. Government Agency Obligations with various maturities to 7/15/2030, with a fair value of $198,901,569	195,000,000	195,000,000

Total Repurchase Agreements		1,569,235,055

U.S. Government & U.S. Government Agency Obligations — 45.4%

Federal Farm Credit Bank — 10.8%
0.041% 5/13/2021 (10)	11,000,000	10,999,108
0.060% (SOFR + 4 basis points) 7/8/2022 (6)	20,000,000	19,998,628
0.060% (SOFR + 4 basis points) 7/11/2022 (6)	25,000,000	24,998,271
0.065% (SOFR + 5 basis points) 8/25/2022 (6)	15,000,000	14,997,737
0.075% (SOFR + 6 basis points) 12/13/2022 (6)	15,000,000	14,999,729
0.080% (SOFR + 6 basis points) 10/21/2022 (6)	23,000,000	23,000,000
0.091% 12/28/2021 (10)	15,000,000	14,988,675
0.100% (SOFR + 8 basis points) 10/14/2022 (6)	10,000,000	10,000,000
0.101% 9/22/2021 (10)	15,000,000	14,991,458
0.101% 10/6/2021 (10)	8,000,000	7,995,133
0.106% (LIBOR 1 Month) 3/17/2021 (6)	15,000,000	14,999,958
0.112% 6/30/2021 (10)	20,000,000	19,992,606
0.112% 11/19/2021 (10)	20,000,000	19,983,928
0.120% (SOFR + 10 basis points) 2/22/2022 (6)	20,000,000	20,013,917
0.121% (LIBOR 1 Month + 2 basis points) 3/17/2021 (6)	21,800,000	21,799,870
0.122% 3/10/2021 (10)	5,000,000	4,999,850
0.122% 10/13/2021 (10)	18,000,000	17,986,440
0.130% (FCPR DLY — 312 basis points) 9/10/2021 (6)	20,000,000	19,998,929
0.130% (SOFR + 11 basis points) 5/18/2021 (6)	15,000,000	15,000,000
0.140% (SOFR + 12 basis points) 3/18/2021 (6)	10,000,000	10,000,068
0.155% (U.S. Federal Funds Effective Rate (continuous series) + 9 basis points) 3/10/2021 (6)	15,000,000	14,999,982
0.180% (SOFR + 16 basis points) 5/7/2021 (6)	9,000,000	9,000,503

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
0.192% (LIBOR 1 Month + 8 basis points) 8/13/2021 (6)	$20,000,000	$20,000,000
0.198% (LIBOR 1 Month + 8 basis points) 8/25/2021 (6)	12,000,000	12,000,000
0.219% (LIBOR 1 Month + 10 basis points) 9/9/2021 (6)	4,000,000	4,000,000
0.224% (LIBOR 1 Month + 11 basis points) 11/2/2021 (6)	10,000,000	10,000,000
0.250% (FCPR DLY — 300 basis points) 3/22/2021 (6)	10,000,000	9,999,942
0.260% (SOFR + 24 basis points) 7/7/2021 (6)	10,000,000	10,000,000
0.283% (LIBOR 1 Month + 16 basis points) 7/1/2021 (6)	14,000,000	14,000,000
0.300% (SOFR + 28 basis points) 4/1/2021 (6)	15,000,000	15,000,000
2.550% 3/11/2021	5,000,000	5,003,394

		445,748,126

Federal Home Loan Bank — 27.9%
0.025% (SOFR + 1 basis points) 5/14/2021 (6)	20,000,000	20,000,000
0.030% (SOFR + 1 basis points) 3/9/2021 (6)	40,000,000	40,000,000
0.030% (SOFR + 1 basis points) 6/4/2021 (6)	30,000,000	30,000,000
0.035% (SOFR + 2 basis points) 5/21/2021 (6)	25,000,000	25,000,000
0.035% (SOFR + 2 basis points) 6/15/2021 (6)	30,000,000	30,000,000
0.035% (SOFR + 2 basis points) 7/20/2021 (6)	25,000,000	25,000,000
0.040% 4/14/2021 (10)	25,000,000	24,998,808
0.040% 5/12/2021 (10)	50,000,000	49,996,100
0.040% (SOFR + 2 basis points) 8/9/2021 (6)	30,000,000	30,000,000
0.040% (SOFR + 2 basis points) 8/23/2021 (6)	20,000,000	20,000,000
0.045% 6/28/2021	30,000,000	29,999,504
0.055% (SOFR + 4 basis points) 3/10/2021 (6)	20,000,000	20,000,000
0.055% (SOFR + 4 basis points) 4/13/2021 (6)	25,000,000	25,000,000
0.060% (SOFR + 4 basis points) 3/17/2021 (6)	25,000,000	25,000,000
0.060% (SOFR + 4 basis points) 4/23/2021 (6)	20,000,000	20,000,000
0.070% (SOFR + 5 basis points) 5/26/2021 (6)	20,000,000	20,000,000
0.070% (SOFR + 5 basis points) 6/14/2021 (6)	20,000,000	20,000,000
0.070% (SOFR + 5 basis points) 7/16/2021 (6)	25,000,000	25,000,000
0.075% (SOFR + 6 basis points) 5/14/2021 (6)	38,550,000	38,548,050
0.076% 4/28/2021 (10)	30,000,000	29,996,375
0.080% (SOFR + 6 basis points) 5/12/2022 (6)	25,000,000	25,000,000
0.080% (SOFR + 6 basis points) 5/20/2022 (6)	20,000,000	20,000,000
0.080% (SOFR + 6 basis points) 12/8/2022 (6)	20,000,000	20,000,000
0.085% 5/11/2021	20,000,000	19,999,792

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
0.088% (LIBOR 3 Month — 14 basis points) 6/2/2021 (6)	$22,755,000	$22,755,423
0.095% (SOFR + 8 basis points) 7/8/2021 (6)	29,500,000	29,497,118
0.095% (SOFR + 8 basis points) 7/23/2021 (6)	10,000,000	10,000,000
0.100% (SOFR + 8 basis points) 3/4/2021 (6)	20,000,000	20,000,000
0.100% (SOFR + 8 basis points) 2/18/2022 (6)	10,000,000	10,000,000
0.103% (LIBOR 1 Month — 1 basis points) 4/5/2021 (6)	15,000,000	15,000,000
0.107% (LIBOR 1 Month — 2 basis points) 4/27/2021 (6)	15,000,000	15,000,033
0.116% 3/3/2021 (10)	11,000,000	10,999,930
0.117% (LIBOR 1 Month + 1 basis points) 8/16/2021 (6)	25,000,000	25,001,767
0.120% 6/4/2021	15,000,000	14,999,553
0.125% 7/2/2021	10,000,000	9,998,917
0.125% 9/1/2021	15,000,000	14,999,480
0.125% 9/30/2021	6,140,000	6,139,758
0.131% (LIBOR 1 Month + 2 basis points) 3/19/2021 (6)	20,000,000	20,000,000
0.135% (SOFR + 12 basis points) 3/12/2021 (6)	11,000,000	11,000,000
0.140% (SOFR + 12 basis points) 2/28/2022 (6)	15,000,000	15,000,000
0.150% (SOFR + 13 basis points) 3/11/2021 (6)	20,000,000	20,000,000
0.155% (SOFR + 14 basis points) 3/10/2021 (6)	20,000,000	19,999,975
0.160% 4/5/2021	15,000,000	14,999,820
0.160% (SOFR + 14 basis points) 8/18/2021 (6)	15,000,000	15,000,000
0.161% (LIBOR 1 Month + 5 basis points) 5/20/2021 (6)	20,000,000	20,000,000
0.178% 3/9/2021 (10)	8,621,000	8,620,665
0.180% (SOFR + 16 basis points) 5/7/2021 (6)	22,200,000	22,203,577
0.180% (SOFR + 16 basis points) 11/26/2021 (6)	15,000,000	15,000,000
0.188% 5/27/2021 (10)	12,000,000	11,994,635
0.190% (SOFR + 17 basis points) 4/9/2021 (6)	10,000,000	10,000,000
0.250% (SOFR + 23 basis points) 4/13/2021 (6)	15,000,000	15,000,000
0.407% 3/18/2021 (10)	10,000,000	9,998,111
0.417% 3/19/2021 (10)	10,000,000	9,997,950
1.125% 7/14/2021	5,245,000	5,264,950
1.625% 12/20/2021	10,000,000	10,120,857
1.875% 7/7/2021	8,420,000	8,472,586
2.250% 6/11/2021	13,040,000	13,118,464
2.375% 9/10/2021	20,000,000	20,244,187
2.625% 12/10/2021	15,000,000	15,291,693

		1,149,258,078

Federal Home Loan Mortgage Corporation — 1.3%
0.091% 5/10/2021	20,000,000	20,000,000
0.160% (SOFR + 14 basis points) 12/10/2021 (6)	10,000,000	9,983,495
0.170% (SOFR + 15 basis points) 3/4/2022 (6)	8,000,000	8,009,687

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
0.210% (SOFR + 19 basis points) 6/2/2022 (6)	$10,000,000	$10,000,000
1.750% 3/26/2021	5,000,000	5,006,341

		52,999,523

Federal National Mortgage Association — 2.1%
0.150% (SOFR + 13 basis points) 6/11/2021 (6)	20,000,000	20,000,264
0.210% (SOFR + 19 basis points) 4/5/2021 (6)	17,500,000	17,500,000
0.210% (SOFR + 19 basis points) 5/27/2022 (6)	5,000,000	5,009,359
0.300% (SOFR + 28 basis points) 7/6/2021 (6)	10,000,000	10,000,000
0.360% (SOFR + 34 basis points) 12/30/2021 (6)	15,000,000	15,000,000
2.500% 4/13/2021	17,770,000	17,822,350

		85,331,973

Sovereign — 3.3%
0.090% (3-Month T-Bill Index) 9/15/2026 (6)	8,625,000	8,625,000
0.090% (3-Month T-Bill Index) 8/13/2027 (6)	10,000,000	10,000,000
0.090% (3-Month T-Bill Index) 10/15/2030 (6)	10,000,000	10,000,000
0.100% (3-Month T-Bill Index) 1/20/2027 (6)	15,000,000	15,000,000
0.100% (3-Month T-Bill Index) 6/20/2027 (6)	12,997,561	12,997,561
0.100% (3-Month T-Bill Index) 6/20/2027 (6)	4,333,333	4,333,333
0.100% (3-Month T-Bill Index) 9/20/2027 (6)	13,500,000	13,500,000
0.100% (3-Month T-Bill Index) 2/15/2028 (6)	9,307,440	9,307,440
0.100% (3-Month T-Bill Index) 1/15/2030 (6)	16,166,040	16,166,040
0.100% (3-Month T-Bill Index) 1/20/2035 (6)	12,773,800	12,773,800
0.100% (3-Month T-Bill Index) 1/20/2035 (6)	4,913,000	4,913,000
0.100% (3-Month T-Bill Index) 4/20/2035 (6)	4,954,000	4,954,000
0.100% (3-Month T-Bill Index) 4/20/2035 (6)	14,862,000	14,862,000

		137,432,174

Total U.S. Government & U.S. Government Agency Obligations		1,870,769,874

U.S. Treasury Bills — 10.7%

U.S. Treasury Bonds & Notes — 10.7%
United States Treasury Bill:
0.028% 3/16/2021 (10)	50,000,000	49,999,427
0.031% 4/8/2021 (10)	33,500,000	33,498,922
0.031% 4/8/2021 (10)	11,500,000	11,499,107
0.037% 3/9/2021 (10)	25,000,000	24,999,797
0.039% 4/6/2021 (10)	40,000,000	39,998,480
0.041% 4/27/2021 (10)	30,000,000	29,998,133
0.061% 3/11/2021 (10)	45,000,000	44,999,060
0.074% 4/29/2021 (10)	30,000,000	29,996,435
0.080% 3/4/2021 (10)	20,000,000	19,999,868
0.082% 3/23/2021 (10)	10,000,000	9,999,505
0.082% 3/30/2021 (10)	10,000,000	9,999,348
0.083% 4/20/2021 (10)	10,000,000	9,998,861
0.083% 4/27/2021 (10)	10,000,000	9,998,710

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Treasury Bills (continued)

U.S. Treasury Bonds & Notes (continued)
0.084% 4/1/2021 (10)	$10,000,000	$9,999,285
0.089% 4/20/2021 (10)	20,000,000	19,997,556
United States Treasury Cash Management Bill:
0.091% 5/11/2021 (10)	10,000,000	9,998,225
0.091% 5/18/2021 (10)	10,000,000	9,998,050
United States Treasury Note:
0.169% (Treasury Money Market Yield 3 Month + 14 basis points), 4/30/2021 (6)	15,935,000	15,935,760
2.250% 4/30/2021	50,000,000	50,181,091

		441,095,620

Total Investments — 100.7% (at amortized cost)		4,146,250,940
Other Assets and Liabilities — (0.7)%		(28,188,122)

Total Net Assets — 100.0%		$4,118,062,818

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 98.0%

Alabama — 9.8%
Chatom Industrial Development Board, 0.250%, 8/1/2021 (6)	$5,600,000	$5,600,000
City of Oxford, 0.100%, 9/1/2041 (6)	12,745,000	12,745,000
Columbia Industrial Development Board:
0.040% 12/1/2037 (6)	100,000	100,000
0.040% 12/1/2037 (6)	2,900,000	2,900,000
Industrial Development Board of the City of Mobile Alabama:
0.040% 6/1/2034 (6)	200,000	200,000
0.130% 6/1/2034 (6)	10,000,000	10,000,000
Wilsonville Industrial Development Board, 0.010%, 1/1/2024 (6)	500,000	500,000

		32,045,000

California — 3.4%
Tender Option Bond Trust Receipts/Certificates:
0.130% 11/1/2023 (5)(6)	2,070,000	2,070,000
0.180% 9/1/2042 (5)(6)	8,945,000	8,945,000

		11,015,000

Connecticut — 3.5%
State of Connecticut, 0.070%, 5/15/2034 (6)	11,400,000	11,400,000

Delaware — 1.9%
Tender Option Bond Trust Receipts/Certificates, 0.180%, 1/1/2027 (5)(6)	6,200,000	6,200,000

Florida — 11.2%
City of Jacksonville:
0.030% 8/1/2036 (6)	11,400,000	11,400,000
0.120% 3/17/2021	8,000,000	8,000,000
0.120% 3/17/2021	200,000	200,000
County of St. Lucie, 0.030%, 9/1/2028 (6)	3,000,000	3,000,000

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
Highlands County Health Facilities Authority:
0.030% 11/15/2035 (6)	$2,950,000	$2,950,000
0.030% 11/15/2037 (6)	10,800,000	10,800,000
Miami-Dade County Industrial Development Authority, 0.010%, 6/1/2021 (6)	300,000	300,000

		36,650,000

Illinois — 9.3%
Illinois Educational Facilities Authority, 0.030%, 7/1/2033 (6)	1,046,000	1,046,000
Illinois Finance Authority, 0.030%, 7/1/2038 (6)	504,000	504,000
Phoenix Realty Special Account-U LP, 0.110%, 4/1/2025 (6)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates:
0.080% 2/15/2025 (5)(6)	2,640,000	2,640,000
0.180% 1/1/2048 (5)(6)	4,500,000	4,500,000
0.200% 1/1/2026 (5)(6)	7,000,000	7,000,000
0.230% 11/15/2025 (5)(6)	6,670,000	6,670,000

		30,435,000

Indiana — 2.8%
Indiana Finance Authority:
0.010% 11/15/2033 (6)	700,000	700,000
0.020% 12/1/2034 (6)	725,000	725,000
Tender Option Bond Trust Receipts/Certificates, 0.180%, 4/1/2030 (5)(6)	7,770,000	7,770,000

		9,195,000

Iowa — 4.0%
Iowa Finance Authority:
0.070% 9/1/2036 (6)	6,200,000	6,200,000
0.070% 12/1/2042 (6)	7,000,000	7,000,000

		13,200,000

Maryland — 0.9%
Washington Suburban Sanitary Commission:
County Guarantee, 0.030% 6/1/2023 (6)	1,120,000	1,120,000
County Guarantee, 0.030% 6/1/2023 (6)	1,960,000	1,960,000

		3,080,000

Michigan — 0.9%
Michigan Finance Authority, 0.530%, (SIFMA Municipal Swap Index Yield), 8/9/2021 (6)	3,000,000	3,000,000

Minnesota — 1.3%
City of Ramsey, 0.230%, 12/1/2023 (6)	990,000	990,000
Minnesota Higher Education Facilities Authority, 0.140%, 3/1/2033 (6)	3,400,000	3,400,000

		4,390,000

Mississippi — 2.6%
Mississippi Business Finance Corp.:
0.010% 11/1/2035 (6)	200,000	200,000
0.030% 12/1/2030 (6)	300,000	300,000
0.030% 12/1/2030 (6)	300,000	300,000
0.030% 12/1/2030 (6)	300,000	300,000
0.300% 5/3/2021 (6)	7,500,000	7,500,000

		8,600,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Missouri — 4.3%
Health & Educational Facilities Authority of the State of Missouri, 0.010%, 11/15/2026 (6)	$960,000	$960,000
Tender Option Bond Trust Receipts/Certificates, 0.200%, 5/15/2041 (5)(6)	13,000,000	13,000,000

		13,960,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 0.500%, 9/1/2031 (6)	600,000	600,000

New Hampshire — 3.1%
New Hampshire Business Finance Authority, 0.080%, 9/1/2030 (6)	10,000,000	10,000,000

New Jersey — 1.5%
Township of South Brunswick, 2.000%, 9/28/2021	5,000,000	5,050,432

New York — 6.3%
City of New York:
0.030% 6/1/2044 (6)	250,000	250,000
0.040% 8/1/2044 (6)	6,000,000	6,000,000
County of Schoharie, 2.000%, 2/4/2022	3,500,000	3,557,176
New York City Transitional Finance Authority Future Tax Secured Revenue:
0.030% 8/1/2043 (6)	5,500,000	5,500,000
0.030% 2/1/2044 (6)	50,000	50,000
New York City Water & Sewer System:
0.010% 6/15/2050 (6)	800,000	800,000
0.020% 6/15/2033 (6)	1,240,000	1,240,000
0.030% 6/15/2039 (6)	300,000	300,000
New York State Dormitory Authority, 5.000%, 3/31/2021	3,000,000	3,010,960

		20,708,136

Ohio — 7.2%
American Municipal Power, Inc., 1.500%, 6/24/2021	2,000,000	2,006,673
Ohio Higher Educational Facility Commission, 0.020%, 1/1/2039 (6)	2,000,000	2,000,000
Ohio State University, 0.020%, 12/1/2044 (6)	1,150,000	1,150,000
Port of Greater Cincinnati Development Authority:
0.070% 11/1/2023 (6)	760,000	760,000
0.070% 11/1/2025 (6)	175,000	175,000
State of Ohio:
0.020% 3/15/2025 (6)	100,000	100,000
0.020% 12/1/2040 (6)	250,000	250,000
0.030% 3/15/2024 (6)	960,000	960,000
Tender Option Bond Trust Receipts/Certificates:
0.080% 6/1/2026 (5)(6)	4,000,000	4,000,000
0.100% 2/15/2046 (5)(6)	8,000,000	8,000,000
0.200% 6/1/2026 (5)(6)	4,000,000	4,000,000

		23,401,673

Pennsylvania — 0.6%
Manheim Township School District, 0.504%, (LIBOR 1 Month), 11/1/2021 (6)	2,000,000	2,001,835

Description	Principal Amount	Value
Municipals (continued)

Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., 0.020%, 9/1/2043 (6)	$1,900,000	$1,900,000

South Carolina — 1.5%
Charleston County School District, 5.000%, SCSDE, 5/12/2021	3,000,000	3,023,736
Town of Lexington Waterworks & Sewer System Revenue, 2.250%, 10/27/2021	2,000,000	2,025,828

		5,049,564

South Dakota — 1.8%
South Dakota Housing Development Authority, 0.150%, 11/1/2048 (6)	5,990,000	5,990,000

Texas — 15.6%
Board of Regents of the University of Texas System:
0.010% 8/1/2039 (6)	2,680,000	2,680,000
0.070% 3/4/2021	8,280,000	8,280,000
0.200% 4/6/2021	5,000,000	5,000,000
City of Houston Combined Utility System Revenue, 0.030%, 5/15/2034 (6)	1,625,000	1,625,000
City of San Antonio:
0.010% 3/24/2021	5,000,000	5,000,000
0.120% 4/6/2021	4,000,000	4,000,000
Harris County, 0.130%, 5/5/2021	10,000,000	10,000,000
Harris County Health Facilities Development Corp., 0.010%, 12/1/2041 (6)	140,000	140,000
Lower Neches Valley Authority Industrial Development Corp., 0.010%, 11/1/2051 (6)	250,000	250,000
State of Texas, 0.040%, 12/1/2046 (6)	315,000	315,000
Tarrant County Cultural Education Facilities Finance Corp.:
0.020% 11/15/2033 (6)	635,000	635,000
0.030% 11/15/2033 (6)	600,000	600,000
0.030% 11/15/2047 (6)	300,000	300,000
Tender Option Bond Trust Receipts/Certificates, 0.180%, 1/1/2040 (5)(6)	12,100,000	12,100,000

		50,925,000

Utah — 0.5%
City of Murray:
0.010% 5/15/2036 (6)	295,000	295,000
0.010% 5/15/2037 (6)	265,000	265,000
County of Weber, 0.010%, 2/15/2035 (6)	1,190,000	1,190,000

		1,750,000

Virginia — 0.1%
Loudoun County Economic Development Authority, 0.020%, 6/1/2043 (6)	400,000	400,000

Washington — 0.1%
Washington State Housing Finance Commission, 0.040%, 7/1/2028 (6)	180,000	180,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin — 3.0%
Mauston School District, 1.500%, 6/30/2021	$6,250,000	$6,256,525
PMA Levy & Aid Anticipation Notes Program, 3.000%, 10/22/2021	3,470,000	3,531,261
Wisconsin Health & Educational Facilities Authority, 0.040%, 5/1/2030 (6)	125,000	125,000

		9,912,786

Total Municipals		321,039,426

Mutual Funds — 1.9%
Blackrock Liquidity Funds Tempfund Portfolio — Institutional Class, 0.030%	2,226,431	2,226,431
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.010%	4,084,210	4,084,210

Total Mutual Funds		6,310,641

Total Investments — 99.9% (at amortized cost)		327,350,067
Other Assets and Liabilities — 0.1%		223,151

Total Net Assets — 100.0%		$327,573,218

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 10.4%

Banks — 10.4%
Bank of Nova Scotia, 0.592% (LIBOR 3 Month + 40 basis points), 5/4/2021 (6)	$3,500,000	$3,502,185
Canadian Imperial Bank of Commerce:
0.070% 3/1/2021	15,000,000	15,000,000
0.258% (LIBOR 3 Month + 2 basis points), 7/1/2021 (6)	3,000,000	3,000,000
0.280% (SOFR + 25 basis points), 3/2/2021 (6)	2,500,000	2,500,000
Nordea Bank Abp:
0.207% (LIBOR 1 Month + 10 basis points), 9/15/2021 (6)	3,000,000	3,000,000
0.282% (LIBOR 3 Month + 10 basis points), 5/21/2021 (6)	3,000,000	3,000,000
Royal Bank of Canada:
0.230% (SOFR + 20 basis points), 8/6/2021 (6)	3,000,000	3,000,000
0.230% (SOFR + 20 basis points), 10/1/2021 (6)	3,250,000	3,250,000
0.356% (LIBOR 3 Month + 12 basis points), 6/18/2021 (6)	3,250,000	3,250,000
Skandinaviska Enskilda Banken AB:
0.180% 7/20/2021	3,000,000	3,000,000
0.220% 5/27/2021	3,000,000	2,999,855
Sumitomo Mitsui Banking Corp., 0.270% 5/10/2021	3,000,000	3,000,000

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Svenska Handelsbanken:
0.240% (LIBOR 3 Month + 5 basis points), 8/31/2021 (6)	$3,000,000	$3,000,000
0.262% (LIBOR 3 Month + 5 basis points), 7/30/2021 (6)	3,000,000	3,000,354
Toronto-Dominion Bank:
0.230% (SOFR + 20 basis points), 2/16/2022 (6)	2,500,000	2,500,000
0.340% (LIBOR 3 Month + 11 basis points), 6/10/2021 (6)	3,250,000	3,250,000

Total Certificates of Deposit		60,252,394

Commercial Paper — 81.6%

Asset-Backed Securities — 27.5%
CAFCO LLC, 0.152% 5/5/2021 (10)	3,000,000	2,999,187
Chariot Funding LLC:
0.193% 4/7/2021 (10)	3,000,000	2,999,414
0.203% 5/10/2021 (10)	3,000,000	2,998,833
Chesh LLC, 0.101% 3/1/2021 (10)	23,000,000	23,000,000
Crown Point Capital Co. LLC:
0.132% 3/4/2021 (10)	1,000,000	999,989
0.254% 3/8/2021 (10)	3,000,000	2,999,854
0.264% 3/8/2021 (10)	2,108,000	2,107,893
0.264% 4/7/2021 (10)	3,000,000	2,999,198
Glencove Funding LLC, 0.150% (OBFR01 + 8 basis points), 7/23/2021 (5)(6)	7,500,000	7,500,000
LMA Americas LLC:
0.162% 6/9/2021 (10)	3,000,000	2,998,667
0.203% 9/2/2021 (10)	2,500,000	2,497,431
0.203% 11/5/2021 (10)	2,750,000	2,746,196
0.223% 3/9/2021 (10)	3,000,000	2,999,853
0.244% 5/3/2021 (10)	3,000,000	2,998,740
0.274% 6/14/2021 (10)	2,500,000	2,498,031
Longship Funding LLC:
0.071% 3/5/2021 (10)	15,000,000	14,999,883
0.172% 4/19/2021 (10)	3,000,000	2,999,306
Old Line Funding LLC:
0.173% 7/15/2021 (10)	3,000,000	2,998,073
0.183% 3/12/2021 (10)	2,500,000	2,499,863
0.193% 9/10/2021 (10)	4,000,000	3,995,926
0.203% 4/13/2021 (10)	3,000,000	2,999,283
0.274% 6/14/2021 (10)	3,000,000	2,997,638
Ridgefield Funding Co.:
0.101% 3/2/2021 (10)	18,000,000	17,999,950
0.152% 3/23/2021 (10)	500,000	499,954
0.284% 5/6/2021 (10)	4,000,000	3,997,947
Sheffield Receivables Co. LLC:
0.132% 3/31/2021 (10)	3,000,000	2,999,675
0.142% 3/31/2021 (10)	2,100,000	2,099,755
0.162% 4/7/2021 (10)	2,500,000	2,499,589
0.193% 4/19/2021 (10)	3,000,000	2,999,224
0.244% 3/8/2021 (10)	3,000,000	2,999,860
0.244% 4/1/2021 (10)	3,000,000	2,999,380
0.254% 4/22/2021 (10)	3,000,000	2,998,917
Starbird Funding Corp., 0.213% 4/5/2021 (10)	2,500,000	2,499,490
Thunder Bay Funding LLC:
0.152% 5/10/2021 (10)	2,250,000	2,249,344
0.152% 6/22/2021 (10)	3,000,000	2,998,588
0.183% 8/16/2021 (10)	3,000,000	2,997,480
0.223% 7/8/2021 (10)	3,000,000	2,997,635

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Toronto-Dominion Bank, 0.071% 3/1/2021 (10)	$5,000,000	$5,000,000

		159,670,046

Banks — 11.6%
Bank of Nova Scotia:
0.200% (SOFR + 17 basis points), 2/25/2022 (6)	3,000,000	2,999,993
0.243% (LIBOR 3 Month + 5 basis points), 11/8/2021 (6)	3,000,000	3,001,009
0.250% (SOFR + 22 basis points), 12/23/2021 (6)	3,000,000	3,000,000
Manhattan Asset Funding Co. LLC:
0.122% 4/19/2021 (10)	3,000,000	2,999,510
0.152% 5/3/2021 (10)	3,500,000	3,499,081
0.203% 7/12/2021 (10)	2,500,000	2,498,153
0.254% 4/20/2021 (10)	3,000,000	2,998,958
National Australia Bank, Ltd., 0.214% (LIBOR 1 Month + 10 basis points), 4/30/2021 (5)(6)	3,000,000	3,000,013
Nationwide Building Society:
0.122% 3/19/2021 (10)	3,000,000	2,999,820
0.172% 3/1/2021 (10)	3,000,000	3,000,000
Royal Bank of Canada, 0.329% (LIBOR 3 Month + 11 basis points), 12/16/2021 (6)	2,500,000	2,500,000
Swedbank AB:
0.071% 3/2/2021 (10)	15,000,000	14,999,971
0.071% 3/3/2021 (10)	7,398,000	7,397,971
Toronto-Dominion Bank:
0.243% 3/10/2021 (10)	3,150,000	3,149,811
0.254% 3/22/2021 (10)	3,000,000	2,999,562
0.259% 3/24/2021 (10)	3,000,000	2,999,511
0.322% (LIBOR 3 Month + 9 basis points), 12/3/2021 (5)(6)	3,000,000	3,000,000

		67,043,363

Diversified Financial Services — 42.5%
Atlantic Asset Securitization LLC:
0.152% 3/5/2021 (10)	3,000,000	2,999,950
0.152% 4/28/2021 (10)	3,552,000	3,551,142
0.183% 8/10/2021 (10)	3,000,000	2,997,570
Australia & New Zealand Banking Group, Ltd., 0.239% (LIBOR 3 Month + 2 basis points), 9/16/2021 (5)(6)	2,500,000	2,500,483
Bedford Row Funding Corp.:
0.162% 3/9/2021 (10)	3,000,000	2,999,893
0.173% 8/23/2021 (10)	3,000,000	2,997,521
0.244% 5/28/2021 (10)	3,000,000	2,998,240
0.289% (LIBOR 3 Month + 5 basis points), 9/20/2021 (5)(6)	3,000,000	3,000,000
0.304% (LIBOR 3 Month + 8 basis points), 10/21/2021 (5)(6)	3,000,000	3,000,000
Cargill Global Funding PLC, 0.061% 3/1/2021 (10)	22,000,000	22,000,000

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Diversified Financial Services (continued)
Collateralized Commercial Paper Co. LLC:
0.152% 5/18/2021 (10)	$3,000,000	$2,999,025
0.223% 10/29/2021 (10)	3,000,000	2,995,563
0.233% 3/4/2021 (10)	3,500,000	3,499,933
0.233% 4/21/2021 (10)	3,000,000	2,999,022
0.254% 6/4/2021 (10)	3,000,000	2,998,021
0.264% 7/26/2021 (10)	3,000,000	2,996,815
DNB NOR Bank ASA:
0.071% 3/5/2021 (10)	10,000,000	9,999,922
0.193% 7/12/2021 (10)	3,000,000	2,997,894
0.234% 1/13/2022 (10)	3,000,000	2,993,905
Erste Abwicklungsanstalt, 0.152% 3/15/2021 (10)	3,000,000	2,999,825
Gotham Funding Corp.:
0.142% 3/8/2021 (10)	3,500,000	3,499,905
0.142% 4/29/2021 (10)	3,000,000	2,999,312
0.152% 5/6/2021 (10)	3,000,000	2,999,175
0.203% 4/5/2021 (10)	3,000,000	2,999,417
0.203% 5/7/2021 (10)	3,000,000	2,998,883
IONIC Capital II Trust:
0.081% 3/1/2021 (10)	13,000,000	13,000,000
0.152% 3/17/2021 (10)	3,000,000	2,999,800
0.162% 3/12/2021 (10)	2,500,000	2,499,878
0.193% 6/4/2021 (10)	3,000,000	2,998,496
JP Morgan Securities LLC, 0.160% (SOFR + 14 basis points), 1/25/2022 (5)(6)	3,000,000	3,000,000
Liberty Funding LLC:
0.081% 3/1/2021 (10)	9,750,000	9,750,000
0.142% 5/3/2021 (10)	3,000,000	2,999,265
0.183% 4/6/2021 (10)	3,000,000	2,999,460
Mitsubishi UFJ Financial Group, Inc.:
0.203% 8/5/2021 (10)	3,000,000	2,997,383
0.203% 8/24/2021 (10)	3,000,000	2,997,067
Natixis S.A.:
0.061% 3/1/2021 (10)	10,000,000	10,000,000
0.076% 3/1/2021 (10)	10,000,000	10,000,000
0.132% 3/8/2021 (10)	2,506,000	2,505,937
Starbird Funding Corp.:
0.081% 3/1/2021 (10)	4,000,000	4,000,000
0.213% 5/12/2021 (10)	4,000,000	3,998,320
0.243% 3/12/2021 (10)	3,000,000	2,999,780
0.244% 5/10/2021 (10)	3,000,000	2,998,600
0.254% 5/10/2021 (10)	3,000,000	2,998,542
0.264% 6/4/2021 (10)	2,750,000	2,748,113
Suncorp Group Ltd., 0.081% 3/1/2021 (10)	15,000,000	15,000,000
Total Capital S.A., 0.051% 3/1/2021 (10)	22,000,000	22,000,000
Versailles CDS LLC:
0.162% 5/6/2021 (10)	3,000,000	2,999,120
0.172% 5/5/2021 (10)	3,000,000	2,999,079
Victory Receivables Corp.:
0.081% 3/3/2021 (10)	7,000,000	6,999,969
0.203% 4/7/2021 (10)	3,000,000	2,999,383
0.203% 5/4/2021 (10)	3,000,000	2,998,933

		246,508,541

Total Commercial Paper		473,221,950

Mutual Funds — 4.4%
Goldman Sachs Money Market Fund — Premier Class, 0.036%	16,556,428	16,556,428

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Mutual Funds (continued)
State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.010%	9,056,353	$9,056,353

Total Mutual Funds		25,612,781

Repurchase Agreements — 2.6%
Agreement with Fixed Income Clearing Corp., 0.000%, dated 2/26/2021, to be repurchased at $4,991,292 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 4/15/2021, with a fair value of $5,091,152	$4,991,291	4,991,291
Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $5,000,004 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 10/15/2024 with a fair value of $5,100,006	5,000,000	5,000,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc., 0.020%, dated 2/26/2021, to be repurchased at $5,000,008 on 3/1/2021, collateralized by U.S. Government Agency with various maturities to 12/19/2033, with a fair value of $5,101,027	5,000,000	5,000,000

Total Repurchase Agreements		14,991,291

U.S. Government & U.S. Government Agency Obligations — 1.0%

Sovereign — 1.0%
Federal National Mortgage Association , 0.380%, (SOFR + 36 basis points), 1/20/2022 (6)	5,500,000	5,500,000

Total U.S. Government & U.S. Government Agency Obligations		5,500,000

Total Investments — 100.0% (at amortized cost)		579,578,416
Other Assets and Liabilities — 0.0%		27,487

Total Net Assets — 100.0%		$579,605,903

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2021. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2021. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(4)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2021 these securities amounted to:

	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$158,997	3.70%

Disciplined International Equity Fund	708,017	1.70

LGM Emerging Markets Equity Fund	7,378,954	2.14

Ultra Short Tax-Free Fund	62,868,525	11.23

Short Tax-Free Fund	3,802,042	2.88

Short-Term Income Fund	29,790,354	10.56

	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$73,390,014	3.76%

Strategic Income Fund	38,246,233	41.74

Corporate Income Fund	103,685,505	24.02

Core Plus Bond Fund	187,667,239	15.55

Tax-Free Money Market Fund	86,895,000	26.53

Prime Money Market Fund	25,000,496	4.31

(6)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(7)	Purchased on a when-issued or delayed delivery basis.
(8)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 4.71%, as calculated based upon total portfolio market value.
(9)	Issue is in default or bankruptcy.
(10)	Each issue shows the rate of the discount at the time of purchase.

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FCPR DLY  — Federal Reserve Bank Prime Loan Rate

FDIC    — Federal Depository Insurance Corporation

FFCB   — Federal Farm Credit Bank

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI      — Investors Mortgage Insurance Company

INS      — Insured

LIBOR     — London Interbank Offered Rate

LIQ      — Liquidity Agreement

LLC      — Limited Liability Corporation

LOC     — Letter of Credit

LP      — Limited Partnership

LT      — Limited Tax

MAC     — Municipal Assurance Corporation

MBIA   — Municipal Bond Insurance Association

MHF     — Maryland Housing Fund

MTN     — Medium Term Note

NATL    — National Public Finance Guarantee

OBFR    — Overnight Bank Funding Rate

PCA     — Pollution Control Authority

PLC      — Public Limited Company

PSF      — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF    — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW     — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

SOFR    — Secured Overnight Financing Rate

TCRs     — Transferable Custody Receipts

TLGP    — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$240,113,239	(1)	$293,237,132	(1)	$342,806,323	(1)	$484,715,521	(1)	$53,185,798	(1)
Cash sweep investments in affiliated issuers, at value	1,701,579		5,719,482		4,247,319		9,278,082		419,779
Dividends and interest receivable	389,039		374,803		367,411		394,421		52,896
Receivable for capital stock sold	287,429		786,549		133,809		509,502		15,447
Prepaid expenses and other receivables	23,682		21,716		28,631		32,712		21,686

Total assets	242,514,968		300,139,682		347,583,493		494,930,238		53,695,606

Liabilities:
Payable for return of securities lending collateral	19,769,220		20,805,575		47,847,800		22,300,971		8,161,400
Payable for capital stock redeemed	71,850		78,955		137,339		111,375		1,102
Payable to affiliates, net (Note 5)	99,877		123,450		103,894		154,481		20,759
Other liabilities	8,662		19,769		42,736		44,608		33,031

Total liabilities	19,949,609		21,027,749		48,131,769		22,611,435		8,216,292

Total net assets	$222,565,359		$279,111,933		$299,451,724		$472,318,803		$45,479,314

Net assets consist of:
Paid-in capital	$200,195,546		$216,549,263		$228,517,353		$245,890,524		$41,305,745
Distributable earnings	22,369,813		62,562,670		70,934,371		226,428,279		4,173,569

Total net assets	$222,565,359		$279,111,933		$299,451,724		$472,318,803		$45,479,314

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$22.42		$—
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	14.90		16.20		16.41		22.38		11.72
Offering price per share(2)	15.68		17.05		17.27		23.56		12.34
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.96		16.14		16.43		22.67		11.67
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		16.45		22.73		11.66

Net assets:
Investor class of shares	$—		$—		$—		$66,459,186		$—
Advisor class of shares	25,494,590		9,626,097		16,561,071		997,389		32,788,257
Institutional class of shares	197,070,769		269,485,836		245,022,784		115,980,240		6,414,922
Retirement class R-6 of shares	—		—		37,867,869		288,881,988		6,276,135

Total net assets	$222,565,359		$279,111,933		$299,451,724		$472,318,803		$45,479,314

Shares outstanding:
Investor class of shares	—		—		—		2,964,253		—
Advisor class of shares	1,711,228		594,368		1,009,285		44,557		2,797,419
Institutional class of shares	13,176,024		16,698,930		14,917,171		5,115,731		549,619
Retirement class R-6 of shares	—		—		2,301,571		12,711,447		538,171

Total shares outstanding	14,887,252		17,293,298		18,228,027		20,835,988		3,885,209

Investments, at cost:
Investments in unaffiliated issuers	$205,429,147		$210,908,670		$272,431,399		$280,595,737		$41,610,494
Cash sweep investments in affiliated issuers	1,701,579		5,719,482		4,247,319		9,278,082		419,779

Total investments, at cost	$207,130,726		$216,628,152		$276,678,718		$289,873,819		$42,030,273

(1)	Including $19,215,534, $20,222,863, $46,507,703, $21,676,377 and $7,932,820, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$27,626,214	(1)	$106,679,232	(1)	$144,931,495	(1)	$4,358,932	(1)	$41,419,079	(1)
Cash sweep investments in affiliated issuers, at value	462,454		1,224,144		468,209		51,194		861,072
Cash denominated in foreign currencies	—		—		—		3,456	(2)	15,969	(2)
Dividends and interest receivable	9,520		95,838		11,980		22,311		264,423
Receivable for investments sold	—		—		1,589,131		—		—
Receivable for capital stock sold	15,840		49,370		28,809		—		—
Receivable from affiliates, net (Note 5)	—		—		—		9,513		—
Prepaid expenses and other receivables	23,537		32,438		20,936		14,453		20,994

Total assets	28,137,565		108,081,022		147,050,560		4,459,859		42,581,537

Liabilities:
Payable for return of securities lending collateral	5,512,750		14,959,701		29,650,010		124,774		804,140
Payable for capital stock redeemed	2,258		23,389		18,768		—		—
Payable for foreign tax expense	—		—		—		343		2,001
Payable to affiliates, net (Note 5)	3,260		53,616		80,853		—		18,289
Other liabilities	29,376		8,649		29,096		34,657		38,354

Total liabilities	5,547,644		15,045,355		29,778,727		159,774		862,784

Total net assets	$22,589,921		$93,035,667		$117,271,833		$4,300,085		$41,718,753

Net assets consist of:
Paid-in capital	$13,114,003		$76,193,205		$68,388,672		$6,256,787		$40,612,846
Distributable earnings (accumulated loss)	9,475,918		16,842,462		48,883,161		(1,956,702)		1,105,907

Total net assets	$22,589,921		$93,035,667		$117,271,833		$4,300,085		$41,718,753

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$10.05		$14.46		$22.22		$9.37		$10.75
Offering price per share(3)	10.58		15.22		23.39		9.86		11.32
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.35		14.72		23.52		9.47		10.79
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	11.46		14.89		—		—		—

Net assets:
Advisor class of shares	$16,727,059		$1,874,478		$34,164,256		$58,998		$155,155
Institutional class of shares	5,831,329		75,192,883		83,107,577		4,241,087		41,563,598
Retirement class R-6 of shares	31,533		15,968,306		—		—		—

Total net assets	$22,589,921		$93,035,667		$117,271,833		$4,300,085		$41,718,753

Shares outstanding:
Advisor class of shares	1,664,447		129,607		1,537,545		6,297		14,436
Institutional class of shares	513,980		5,106,623		3,533,663		447,684		3,853,686
Retirement class R-6 of shares	2,751		1,072,345		—		—		—

Total shares outstanding	2,181,178		6,308,575		5,071,208		453,981		3,868,122

Investments, at cost:
Investments in unaffiliated issuers	$20,989,477		$87,691,800		$104,000,544		$3,824,472		$32,974,503
Cash sweep investments in affiliated issuers	462,454		1,224,144		468,209		51,194		861,072

Total investments, at cost	$21,451,931		$88,915,944		$104,468,753		$3,875,666		$33,835,575

(1)	Including $5,358,352, $14,540,717, $28,819,587 $116,490 and $762,556, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $3,409 and 16,059.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund		Short-Term Income Fund
Assets:
Investments in unaffiliated issuers, at value	$725,988,905	(1)	$337,814,218		$552,135,893		$121,857,195		$305,670,092	(1)
Cash sweep investments in affiliated issuers, at value	42,670,608		9,860,728		—		—		6,927,631
Investments in repurchase agreements	—		—		3,937,049		2,040,999		—
Cash denominated in foreign currencies	230	(2)	446,126	(2)	—		—		—
Dividends and interest receivable	4,689,545		134,068		2,483,490		1,029,323		1,282,563
Receivable for investments sold	—		—		4,000,007		7,800,025		—
Receivable for capital stock sold	3,244,467		138,998		1,077,793		1,078,824		626,128
Prepaid expenses and other receivables	34,320		21,329		37,261		16,483		15,419

Total assets	776,628,075		348,415,467		563,671,493		133,822,849		314,521,833

Liabilities:
Payable for return of securities lending collateral	21,483,211		—		—		—		31,343,770
Payable for investments purchased	10,954,665		—		2,309,501		350,000		—
Payable for capital stock redeemed	181,282		55,994		1,085,077		347,034		930,977
Payable for foreign tax expense	142,744		2,570,929		—		—		—
Payable to affiliates, net (Note 5)	463,796		291,091		112,399		40,090		60,217
Payable to custodian	—		—		—		800,006		—
Payable for capital gains distribution	—		—		43,420		—		—
Payable for income distribution	—		—		128,563		100,847		130,883
Other liabilities	133,470		191,421		49,185		28,064		29,854

Total liabilities	33,359,168		3,109,435		3,728,145		1,666,041		32,495,701

Total net assets	$743,268,907		$345,306,032		$559,943,348		$132,156,808		$282,026,132

Net assets consist of:
Paid-in capital	$669,906,534		$289,625,398		$557,735,361		$129,931,418		$279,183,612
Distributable earnings	73,362,373		55,680,634		2,207,987		2,225,390		2,842,520

Total net assets	$743,268,907		$345,306,032		$559,943,348		$132,156,808		$282,026,132

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	$14.11		$17.42		$10.11		$10.32		$9.52
Offering price per share	14.85	(3)	18.34	(3)	10.32	(4)	10.53	(4)	9.71	(4)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	13.78		17.34		10.10		10.33		9.54
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	13.79		—		—		—		—

Net assets:
Advisor class of shares	$1,757,930		$4,820,126		$12,849,875		$3,385,346		$21,380,462
Institutional class of shares	493,046,497		340,485,906		547,093,473		128,771,462		260,645,670
Retirement class R-6 of shares	248,464,480		—		—		—		—

Total net assets	$743,268,907		$345,306,032		$559,943,348		$132,156,808		$282,026,132

Shares outstanding:
Advisor class of shares	124,602		276,719		1,270,896		327,982		2,245,895
Institutional class of shares	35,775,496		19,631,521		54,161,356		12,468,624		27,326,704
Retirement class R-6 of shares	18,018,769		—		—		—		—

Total shares outstanding	53,918,867		19,908,240		55,432,252		12,796,606		29,572,599

Investments, at cost:
Investments in unaffiliated issuers	$632,087,349		$251,865,256		$553,081,900		$121,529,682		$301,211,537
Cash sweep investments in affiliated issuers	42,670,608		9,860,728		—		—		6,927,631

Total investments, at cost	$674,757,957		$261,725,984		$553,081,900		$121,529,682		$308,139,168

(1)	Including $20,021,294 and $30,465,909, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $232 and $471,249, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund		Corporate Income Fund		Core Plus Bond Fund

Assets:
Investments in unaffiliated issuers, at value	$1,924,806,797	$100,642,122	(1)	$453,769,068	(1)	$1,319,096,945	(1)
Cash sweep investments in affiliated issuers, at value	—	2,157,338		15,428,353		21,450,109
Investments in repurchase agreements	419,918	—		—		—
Cash	—	564,132		—		—
Dividends and interest receivable	17,868,806	938,606		3,828,557		7,477,414
Receivable for investments sold	10,300,002	—		1,023,753		—
Receivable for capital stock sold	3,292,658	54,154		1,034,953		1,530,819
Prepaid expenses and other receivables	56,095	20,601		45,902		50,433

Total assets	1,956,744,276	104,376,953		475,130,586		1,349,605,720

Liabilities:
Payable for return of securities lending collateral	—	12,310,519		38,458,915		134,607,299
Payable for investments purchased	—	347,683		4,110,933		5,960,280
Payable for capital stock redeemed	3,125,487	23,419		557,886		1,455,042
Payable to affiliates, net (Note 5)	454,754	34,449		125,008		275,199
Payable for capital gains distribution	—	—		262,471		—
Payable for income distribution	1,074,154	9,513		—		172,336
Other liabilities	212,584	15,581		31,929		89,384

Total liabilities	4,866,979	12,741,164		43,547,142		142,559,540

Total net assets	$1,951,877,297	$91,635,789		$431,583,444		$1,207,046,180

Net assets consist of:
Paid-in capital	$1,867,519,563	$90,551,214		$404,631,195		$1,155,184,257
Distributable earnings	84,357,734	1,084,575		26,952,249		51,861,923

Total net assets	$1,951,877,297	$91,635,789		$431,583,444		$1,207,046,180

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$11.55	$9.68		$14.07		$12.23
Advisor class of shares:
Net asset value, offering price and redemption proceeds per share	11.55	9.68		14.07		12.23
Offering price per share(2)	11.97	10.03		14.58		12.67
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.54	9.67		14.06		12.23

Net assets:
Investor class of shares	$448,504,017	$55,163,375		$106,603,563		$101,882,962
Advisor class of shares	5,957,202	14,570,290		3,854,308		5,020,809
Institutional class of shares	1,497,416,078	21,902,124		321,125,573		1,100,142,409

Total net assets	$1,951,877,297	$91,635,789		$431,583,444		$1,207,046,180

Shares outstanding:
Investor class of shares	38,830,584	5,699,703		7,576,348		8,330,599
Advisor class of shares	515,847	1,505,606		273,965		410,573
Institutional class of shares	129,784,241	2,264,272		22,847,409		89,983,180

Total shares outstanding	169,130,672	9,469,581		30,697,722		98,724,352

Investments, at cost:
Investments in unaffiliated issuers	$1,809,556,713	$97,061,199		$428,843,227		$1,268,042,575
Cash sweep investments in affiliated issuers	—	2,157,338		15,428,353		21,450,109

Total investments, at cost	$1,809,556,713	$99,218,537		$444,271,580		$1,289,492,684

(1)	Including $11,965,732, $37,381,777 and $130,837,285, respectively, of securities on loan. A security on loan value represents both fair value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,577,015,885	$327,350,067	$564,587,125
Investments in repurchase agreements	1,569,235,055	—	14,991,291
Cash	1,499,947	—	—
Dividends and interest receivable	1,378,499	448,256	33,091
Receivable for investments sold	—	3,975,011	—
Receivable for capital stock sold	—	4,000	6,982
Receivable from affiliates, net (Note 5)	—	—	9,461
Prepaid expenses and other receivables	753,487	31,682	35,651

Total assets	4,149,882,873	331,809,016	579,663,601

Liabilities:
Payable for investments purchased	31,498,080	200,000	—
Payable for capital stock redeemed	10,175	—	—
Payable to affiliates, net (Note 5)	72,661	13,048	—
Payable to custodian	—	3,974,011	—
Payable for income distribution	26,688	2,216	2,527
Other liabilities	212,451	46,523	55,171

Total liabilities	31,820,055	4,235,798	57,698

Total net assets	$4,118,062,818	$327,573,218	$579,605,903

Net assets consist of:
Paid-in capital	$4,118,064,793	$327,581,467	$579,614,119
Accumulated loss	(1,975)	(8,249)	(8,216)

Total net assets	$4,118,062,818	$327,573,218	$579,605,903

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00

Net assets:
Investor class of shares	$723,126,633	$53,576,533	$269,781,798
Premier class of shares	3,394,936,185	273,996,685	309,824,105

Total net assets	$4,118,062,818	$327,573,218	$579,605,903

Shares outstanding:
Investor class of shares	723,128,242	53,573,916	269,843,725
Premier class of shares	3,394,936,551	274,035,220	309,786,234

Total shares outstanding	4,118,064,793	327,609,136	579,629,959

Investments, at cost:
Investments in unaffiliated issuers	$4,146,250,940	$327,350,067	$579,578,416

Total investments, at cost	$4,146,250,940	$327,350,067	$579,578,416

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$3,253,731	$3,244,223	$2,521,671	$1,677,236	$544,590
Affiliated issuers	1,523	1,791	1,140	2,777	154
Interest income	45	36	—	—	—
Net securities lending income from:
Unaffiliated issuers	19,016	22,445	31,394	32,321	11,846
Affiliated issuers (Note 5)	11,131	12,746	15,855	17,407	6,741

Total income:	3,285,446	3,281,241	2,570,060	1,729,741	563,331

Expenses:
Investment advisory fees (Note 5)	492,401	639,993	478,317	796,679	177,966
Shareholder servicing fees (Note 5)	—	—	—	80,711	—
Administration fees (Note 5)	184,650	191,998	178,979	137,543	33,947
Portfolio accounting fees	21,993	22,342	22,034	34,121	14,649
Recordkeeping fees	20,014	28,193	34,120	44,521	37,931
Custodian fees	3,335	6,327	2,754	6,834	2,920
Registration fees	39,053	33,239	37,104	44,930	33,179
Professional fees	11,384	11,365	11,598	11,598	11,598
Printing and postage	9,502	19,915	19,335	20,298	20,391
Directors’ fees	8,868	8,868	8,868	8,868	8,868
Distribution services fees – Advisor class (Note 5)	40,571	11,211	18,601	1,043	37,534
Miscellaneous	5,326	3,582	5,222	6,644	5,400

Total expenses:	837,097	977,033	816,932	1,193,790	384,383

Deduct:
Expense waivers (Note 5)	—	(133,831)	(86,370)	(86,713)	(93,111)

Net expenses	837,097	843,202	730,562	1,107,077	291,272

Net investment income (loss)	2,448,349	2,438,039	1,839,498	622,664	272,059

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	3,258,242	6,042,679	10,925,582	38,208,523	(356,624)
Investments in affiliated issuers	(1,856)	(1,489)	(416)	(2,715)	(118)

Total net realized gain (loss)	3,256,386	6,041,190	10,925,166	38,205,808	(356,742)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(5,529,363)	38,383,923	43,004,984	2,514,445	9,634,470
Investments in affiliated issuers	851	713	162	590	281

Total net change in unrealized appreciation/ depreciation	(5,528,512)	38,384,636	43,005,146	2,515,035	9,634,751

Net realized and unrealized gain (loss)	(2,272,126)	44,425,826	53,930,312	40,720,843	9,278,009

Change in net assets resulting from operations	$176,223	$46,863,865	$55,769,810	$41,343,507	$9,550,068

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund	Disciplined International Equity Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$76,990	$558,439	$231,528	$42,461 (1)	$349,623 (1)
Affiliated issuers	294	382	467	34	258
Net securities lending income from:
Unaffiliated issuers	10,702	6,379	14,326	—	2,355
Affiliated issuers (Note 5)	5,914	2,626	6,020	—	—

Total income:	93,900	567,826	252,341	42,495	352,236

Expenses:
Investment advisory fees (Note 5)	121,786	209,430	355,627	11,238	118,766
Administration fees (Note 5)	25,974	38,945	77,874	3,371	29,691
Portfolio accounting fees	14,164	12,689	14,250	4,806	4,076
Recordkeeping fees	32,239	16,640	31,953	10,260	9,777
Custodian fees	1,440	9,575	5,472	39,524	31,969
Registration fees	33,132	30,413	27,483	22,528	25,959
Professional fees	11,598	11,384	11,598	13,062	12,800
Printing and postage	18,308	4,343	20,908	2,712	2,716
Directors’ fees	8,868	8,868	8,868	8,868	8,868
Distribution services fees – Advisor class (Note 5)	18,787	2,081	37,021	91	182
Miscellaneous	5,400	2,470	2,849	410	404

Total expenses:	291,696	346,838	593,903	116,870	245,208

Deduct:
Expense waivers (Note 5)	(94,770)	(48,977)	(42,884)	(97,366)	(66,704)

Net expenses	196,926	297,861	551,019	19,504	178,504

Net investment income (loss)	(103,026)	269,965	(298,678)	22,991	173,732

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	14,387,218	3,056,166	9,227,631	1,241,452	564,405
Investments in affiliated issuers	(324)	(328)	(296)	(31)	(308)
Foreign currency transactions	—	—	—	1,610	7,519

Total net realized gain (loss)	14,386,894	3,055,838	9,227,335	1,243,031	571,616
Net change in unrealized appreciation/ depreciation on:
Investments in unaffiliated issuers	(13,634,835)	18,741,692	25,459,640	(1,222,424)	4,133,283
Investments in affiliated issuers	317	271	291	34	177
Foreign currency translations	—	—	—	(1,354)	(2,599)

Total net change in unrealized appreciation / depreciation	(13,634,518)	18,741,963	25,459,931	(1,223,744)	4,130,861

Net realized and unrealized gain (loss)	752,376	21,797,801	34,687,266	19,287	4,702,477

Change in net assets resulting from operations	$649,350	$22,067,766	$34,388,588	$42,278	$4,876,209

(1)	Net of foreign taxes withheld of $3,990 and $32,945, respectively.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$6,758,776 (1)	$1,854,326 (1)	$57,479	$115	$—
Affiliated issuers	5,280	4,968	—	—	1,973
Interest income	—	—	2,842,509	1,200,540	2,519,888
Net securities lending income from:
Unaffiliated issuers	58,482	1,627	—	—	25,618
Affiliated issuers (Note 5)	—	—	—	—	9,331

Total income:	6,822,538	1,860,921	2,899,988	1,200,655	2,556,810

Expenses:
Investment advisory fees (Note 5)	2,566,445	1,382,773	486,836	121,368	241,842
Administration fees (Note 5)	348,490	230,462	425,282	91,902	187,537
Portfolio accounting fees	11,965	12,141	50,802	29,353	34,771
Recordkeeping fees	22,369	21,988	17,284	11,051	30,513
Custodian fees	104,220	114,581	5,285	1,292	4,030
Registration fees	43,898	29,103	41,596	24,599	28,046
Professional fees	13,289	18,770	13,908	13,908	13,908
Printing and postage	20,871	19,549	5,528	4,504	8,085
Directors’ fees	8,868	8,868	8,868	8,868	8,868
Distribution services fees – Advisor class (Note 5)	2,201	5,415	15,958	4,130	25,790
Miscellaneous	3,463	1,372	9,148	3,296	4,123

Total expenses:	3,146,079	1,845,022	1,080,495	314,271	587,513

Deduct:
Expense waivers (Note 5)	(9,463)	(72,730)	(213,640)	(66,522)	(124,137)

Net expenses	3,136,616	1,772,292	866,855	247,749	463,376

Net investment income (loss)	3,685,922	88,629	2,033,133	952,906	2,093,434

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	11,035,586	3,547,916 (2)	(11,969)	48,760	130,806
Investments in affiliated issuers	160	(4,548)	—	—	(1,881)
Foreign currency transactions	(39,607)	(164,812)	—	—	—

Total net realized gain (loss)	10,996,139	3,378,556	(11,969)	48,760	128,925
Net change in unrealized appreciation/ depreciation on:
Investments in unaffiliated issuers	26,005,849	42,649,588	1,019,366	234,240	(1,033,225)
Investments in affiliated issuers	(1,611)	1,190	—	—	1,414
Foreign currency translations	(108,925)	(21,647)	—	—	—

Total net change in unrealized appreciation / depreciation	25,895,313	42,629,131	1,019,366	234,240	(1,031,811)

Net realized and unrealized gain (loss)	36,891,452	46,007,687	1,007,397	283,000	(902,886)

Change in net assets resulting from operations	$40,577,374	$46,096,316	$3,040,530	$1,235,906	$1,190,548

(1)	Net of foreign taxes withheld of $373,382 and $232,501 respectively.
(2)	Net of foreign taxes withheld of $2,566,779, all of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Intermediate Tax-Free Fund	Strategic Income Fund	Corporate Income Fund	Core Plus Bond Fund

Investment Income:
Dividend income from:
Unaffiliated issuers	$27,890	$46	$114	$114
Affiliated issuers	—	839	4,062	9,611
Interest income	28,794,428	1,712,552	6,773,395	17,781,133
Net securities lending income from:
Unaffiliated issuers	—	13,940	50,471	101,618
Affiliated issuers (Note 5)	—	4,692	20,383	44,119

Total income:	28,822,318	1,732,069	6,848,425	17,936,595

Expenses:
Investment advisory fees (Note 5)	1,087,203	94,983	362,360	745,408
Shareholder servicing fees (Note 5)	548,763	66,181	127,305	120,123
Administration fees (Note 5)	1,415,092	56,990	307,812	902,400
Portfolio accounting fees	173,164	21,258	38,842	82,424
Recordkeeping fees	21,157	30,584	17,085	21,251
Custodian fees	12,631	2,643	2,594	9,904
Registration fees	79,545	33,833	46,773	55,470
Professional fees	13,908	15,052	15,017	15,017
Printing and postage	26,468	7,646	8,936	22,876
Directors’ fees	8,868	8,868	8,868	8,868
Distribution services fees – Advisor class (Note 5)	6,810	16,968	4,726	5,931
Miscellaneous	23,731	2,408	5,209	14,803

Total expenses:	3,417,340	357,414	945,527	2,004,475

Deduct:
Expense waivers (Note 5)	(29,623)	(65,295)	(29,804)	—

Net expenses	3,387,717	292,119	915,723	2,004,475

Net investment income (loss)	25,434,601	1,439,950	5,932,702	15,932,120

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,457,831	11,214	3,542,338	9,380,852
Investments in affiliated issuers	—	(735)	(3,898)	(7,936)

Total net realized gain (loss)	2,457,831	10,479	3,538,440	9,372,916
Net change in unrealized appreciation / depreciation on:
Investments in unaffiliated issuers	4,989,822	1,754,738	(7,739,525)	(27,498,426)
Investments in affiliated issuers	—	104	1,839	4,139

Total net change in unrealized appreciation/ depreciation	4,989,822	1,754,842	(7,737,686)	(27,494,287)

Net realized and unrealized gain (loss)	7,447,653	1,765,321	(4,199,246)	(18,121,371)

Change in net assets resulting from operations	$32,882,254	$3,205,271	$1,733,456	$(2,189,251)

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund		Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Dividend income from:
Interest income	$2,355,790	(1)	$374,868	$554,061
Excess expense reimbursement from investment adviser (Note 5)	2,776,874		96,278	424,922

Total income:	5,132,664		471,146	978,983

Expenses:
Investment advisory fees (Note 5)	3,847,990		356,541	452,741
Shareholder servicing fees (Note 5)	926,785		69,605	344,732
Administration fees (Note 5)	655,831		70,763	98,789
Portfolio accounting fees	247,540		46,176	63,688
Recordkeeping fees	13,585		12,720	33,775
Custodian fees	21,505		5,935	12,230
Registration fees	33,839		31,052	44,455
Professional fees	13,308		15,436	15,614
Printing and postage	13,459		6,484	17,812
Directors’ fees	8,868		8,868	8,868
Miscellaneous	47,033		5,762	7,169

Total expenses:	5,829,743		629,342	1,099,873

Deduct:
Expense waivers (Note 5)	(898,015)		(203,160)	(151,382)

Net expenses	4,931,728		426,182	948,491

Net investment income (loss)	200,936		44,964	30,492

Realized and unrealized gain (loss) on investments net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,659		(8,927)	23

Total net realized gain (loss)	2,659		(8,927)	23

Net realized and unrealized gain (loss)	2,659		(8,927)	23

Change in net assets resulting from operations	$203,595		$36,037	$30,515

(1)	Income earned from the interfund lending program is $6,876.

(See Notes which are an integral part of the Financial Statements)

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Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,448,349	$4,260,722	$2,438,039	$7,135,716	$1,839,498	$5,752,801
Net realized gain (loss) on investments	3,256,386	(13,673,366)	6,041,190	(23,461,996)	10,925,166	(5,543,673)
Net change in unrealized appreciation / depreciation on investments	(5,528,512)	622,678	38,384,636	13,610,194	43,005,146	(1,402,056)

Change in net assets resulting from operations	176,223	(8,790,266)	46,863,865	(2,716,086)	55,769,810	(1,192,928)

Distributions to shareholders:
Advisor class of shares	(264,951)	(1,450,854)	(79,515)	(330,362)	(82,877)	(314,895)
Institutional class of shares	(2,037,861)	(7,550,078)	(2,523,361)	(7,471,748)	(1,534,017)	(4,781,801)
Retirement class R-6 of shares	—	—	—	—	(251,153)	(940,489)

Change in net assets resulting from distributions to shareholders	(2,302,812)	(9,000,932)	(2,602,876)	(7,802,110)	(1,868,047)	(6,037,185)

Capital stock transactions:
Proceeds from sale of shares	34,631,677	223,207,848	20,146,906	69,941,306	10,807,779	129,149,913
Net asset value of shares issued to shareholders in payment of distributions declared	2,242,135	8,728,824	2,000,769	6,514,980	1,779,084	5,726,579
Cost of shares redeemed	(71,317,235)	(168,174,482)	(32,014,037)	(134,207,951)	(27,867,838)	(163,878,784)

Change in net assets resulting from capital stock transactions	(34,443,423)	63,762,190	(9,866,362)	(57,751,665)	(15,280,975)	(29,002,292)

Change in net assets	(36,570,012)	45,970,992	34,394,627	(68,269,861)	38,620,788	(36,232,405)

Net assets:
Beginning of period	259,135,371	213,164,379	244,717,306	312,987,167	260,830,936	297,063,341

End of period	$222,565,359	$259,135,371	$279,111,933	$244,717,306	$299,451,724	$260,830,936

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Value Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$622,664	$2,362,787	$272,059	$1,886,074	$(103,026)	$(133,807)	$269,965	$398,248
38,205,808	22,273,061	(356,742)	(4,358,236)	14,386,894	9,318,093	3,055,838	(5,096,899)

2,515,035	99,110,180	9,634,751	(6,975,501)	(13,634,518)	7,073,336	18,741,963	294,096

41,343,507	123,746,028	9,550,068	(9,447,663)	649,350	16,257,622	22,067,766	(4,404,555)

(4,924,113)	(2,778,048)	—	—	—	—	—	—
(65,973)	(31,524)	(810,247)	(460,109)	(7,341,247)	(1,752,862)	(8,639)	(32,711)
(9,512,227)	(8,547,857)	(150,761)	(1,340,958)	(11,429,028)	(9,076,065)	(300,428)	(599,407)
(21,703,171)	(11,957,598)	(171,952)	(215,944)	(11,676)	(919,723)	(50,296)	(103,017)

(36,205,484)	(23,315,027)	(1,132,960)	(2,017,011)	(18,781,951)	(11,748,650)	(359,363)	(735,135)

28,247,397	102,603,302	1,860,559	17,595,463	24,751,605	12,255,066	27,218,832	12,141,600

35,493,253	21,673,096	1,070,778	1,946,452	18,630,435	11,701,291	346,570	726,039
(54,356,523)	(221,999,713)	(72,170,547)	(42,658,213)	(102,585,263)	(25,323,401)	(6,606,207)	(13,193,789)

9,384,127	(97,723,315)	(69,239,210)	(23,116,298)	(59,203,223)	(1,367,044)	20,959,195	(326,150)

14,522,150	2,707,686	(60,822,102)	(34,580,972)	(77,335,824)	3,141,928	42,667,598	(5,465,840)

457,796,653	455,088,967	106,301,416	140,882,388	99,925,745	96,783,817	50,368,069	55,833,909

$472,318,803	$457,796,653	$45,479,314	$106,301,416	$22,589,921	$99,925,745	$93,035,667	$50,368,069

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Small-Cap Growth Fund		Global Low Volatility Equity Fund		Disciplined International Equity Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(298,678)	$(270,681)	$22,991	$514,849	$173,732	$1,095,088
Net realized gain (loss) on investments	9,227,335	3,604,301	1,243,031	(3,148,669)	571,616	(4,177,746)
Net change in unrealized appreciation/ depreciation on investments	25,459,931	6,113,762	(1,223,744)	(1,860,189)	4,130,861	3,995,247

Change in net assets resulting from operations	34,388,588	9,447,382	42,278	(4,494,009)	4,876,209	912,589

Distributions to shareholders:
Advisor class of shares	(1,106,557)	(554,817)	(5,479)	(33,392)	(3,131)	(5,904)
Institutional class of shares	(2,667,288)	(1,223,257)	(347,057)	(1,780,680)	(847,139)	(2,443,021)
Retirement class R-6 of shares	—	—	—	—	—	—

Change in net assets resulting from distributions to shareholders	(3,773,845)	(1,778,074)	(352,536)	(1,814,072)	(850,270)	(2,448,925)

Capital stock transactions:
Proceeds from sale of shares	3,043,696	12,655,691	166,632	2,590,741	3,365,472	8,917,345
Net asset value of shares issued to shareholders in payment of distributions declared	3,742,685	1,758,649	270,521	1,783,822	698,151	1,333,781
Cost of shares redeemed	(17,206,491)	(24,610,432)	(9,666,907)	(19,220,780)	(5,409,408)	(30,683,683)
Redemption fees	—	—	—	25	—	38,332

Change in net assets resulting from capital stock transactions	(10,420,110)	(10,196,092)	(9,229,754)	(14,846,192)	(1,345,785)	(20,394,225)

Change in net assets	20,194,633	(2,526,784)	(9,540,012)	(21,154,273)	2,680,154	(21,930,561)

Net assets:
Beginning of period	97,077,200	99,603,984	13,840,097	34,994,370	39,038,599	60,969,160

End of period	$117,271,833	$97,077,200	$4,300,085	$13,840,097	$41,718,753	$39,038,599

BMO Funds

Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$3,685,922	$15,949,777	$88,629	$5,551,801	$2,033,133	$7,020,701	$952,906	$2,522,026
10,996,139	9,713,274	3,378,556	(29,264,510)	(11,969)	(721,719)	48,760	(23,092)

25,895,313	17,848,098	42,629,131	31,986,796	1,019,366	706,598	234,240	(245,132)

40,577,374	43,511,149	46,096,316	8,274,087	3,040,530	7,005,580	1,235,906	2,253,802

(29,628)	(85,227)	(92,689)	(89,598)	(30,350)	(149,493)	(23,304)	(64,292)
(9,953,693)	(12,028,172)	(7,339,920)	(6,410,628)	(2,003,215)	(6,977,967)	(929,770)	(2,457,915)
(5,751,129)	(5,677,054)	—	—	—	—	—	—

(15,734,450)	(17,790,453)	(7,432,609)	(6,500,226)	(2,033,565)	(7,127,460)	(953,074)	(2,522,207)

74,558,929	181,212,542	67,476,822	47,544,896	233,416,635	476,314,728	30,088,851	35,315,846

14,430,014	15,873,905	7,042,276	5,797,498	1,073,721	3,610,205	326,577	790,798
(65,550,390)	(182,384,945)	(27,569,725)	(86,812,335)	(212,157,007)	(501,557,114)	(26,491,031)	(67,684,713)
90	1,686	1,096	4,949	—	—	—	—

23,438,643	14,703,188	46,950,469	(33,464,992)	22,333,349	(21,632,181)	3,924,397	(31,578,069)

48,281,567	40,423,884	85,614,176	(31,691,131)	23,340,314	(21,754,061)	4,207,229	(31,846,474)

694,987,340	654,563,456	259,691,856	291,382,987	536,603,034	558,357,095	127,949,579	159,796,053

$743,268,907	$694,987,340	$345,306,032	$259,691,856	$559,943,348	$536,603,034	$132,156,808	$127,949,579

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,093,434	$5,477,431	$25,434,601	$53,447,963	$1,439,950	$3,142,773
Net realized gain (loss) on investments	128,925	568,125	2,457,831	(17,644,029)	10,479	1,680,431
Net change in unrealized appreciation/ depreciation on investments	(1,031,811)	1,743,279	4,989,822	(5,091,491)	1,754,842	(36,114)

Change in net assets resulting from operations	1,190,548	7,788,835	32,882,254	30,712,443	3,205,271	4,787,090

Distributions to shareholders:
Investor class of shares	—	—	(5,537,573)	(12,734,809)	(996,180)	(3,719,817	)(1)
Advisor class of shares	(149,115)	(454,483)	(68,692)	(129,659)	(254,049)	(888,510	)(1)
Institutional class of shares	(1,944,274)	(5,207,303)	(19,894,240)	(40,734,694)	(187,669)	(486,118	)(1)

Change in net assets resulting from distributions to shareholders	(2,093,389)	(5,661,786)	(25,500,505)	(53,599,162)	(1,437,898)	(5,094,445)

Capital stock transactions:
Proceeds from sale of shares	92,381,708	138,349,252	209,209,788	450,168,017	26,186,369	3,342,872
Net asset value of shares issued to shareholders in payment of distributions declared	1,295,783	3,040,307	19,144,528	41,032,175	1,377,182	4,868,408
Cost of shares redeemed	(47,435,667)	(165,176,785)	(146,895,993)	(522,940,100)	(8,920,251)	(14,894,741)

Change in net assets resulting from capital stock transactions	46,241,824	(23,787,226)	81,458,323	(31,739,908)	18,643,300	(6,683,461)

Change in net assets	45,338,983	(21,660,177)	88,840,072	(54,626,627)	20,410,673	(6,990,816)

Net assets:
Beginning of period	236,687,149	258,347,326	1,863,037,225	1,917,663,852	71,225,116	78,215,932

End of period	$282,026,132	$236,687,149	$1,951,877,297	$1,863,037,225	$91,635,789	$71,225,116

(1)	Includes distribution to shareholders for return of capital in the amount of $1,354,943, $323,640 and $177,068, respectively.
(2)	Includes distribution to shareholders for return of capital in the amount of $64,782, $3,135 and $863,470, respectively.

BMO Funds

Corporate Income Fund		Core Plus Bond Fund			Government Money Market Fund		Tax-Free Money Market Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020		Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$5,932,702	$11,073,880	$15,932,120	$31,858,232		$200,936	$26,599,786	$44,964	$3,232,357
3,538,440	2,421,639	9,372,916	1,625,466		2,659	(1,834)	(8,927)	3,940

(7,737,686)	11,840,898	(27,494,287)	37,050,031		—	—	—	—

1,733,456	25,336,417	(2,189,251)	70,533,729		203,595	26,597,952	36,037	3,236,297

(1,988,374)	(2,982,524)	(1,147,374)	(2,340,943	)(2)	(37,816)	(5,118,095)	(2,784)	(412,550)
(73,539)	(217,334)	(56,666)	(113,298	)(2)	—	—	—	—
(6,228,261)	(8,024,711)	(14,538,170)	(31,201,850	)(2)	—	—	—	—
—	—	—	—		(165,779)	(21,481,691)	(42,180)	(2,823,409)

(8,290,174)	(11,224,569)	(15,742,210)	(33,656,091)		(203,595)	(26,599,786)	(44,964)	(3,235,959)

88,174,420	156,171,648	216,483,532	332,718,205		7,243,668,978	15,252,856,276	230,914,652	663,592,810
6,136,538	7,193,564	14,647,806	30,921,744		28,895	3,415,176	2,980	419,717
(56,951,996)	(121,984,007)	(165,125,918)	(265,662,007)		(7,062,995,733)	(14,508,723,483)	(289,463,346)	(685,960,999)

37,358,962	41,381,205	66,005,420	97,977,942		180,702,140	747,547,969	(58,545,714)	(21,948,472)

30,802,244	55,493,053	48,073,959	134,855,580		180,702,140	747,546,135	(58,554,641)	(21,948,134)

400,781,200	345,288,147	1,158,972,221	1,024,116,641		3,937,360,678	3,189,814,543	386,127,859	408,075,993

$431,583,444	$400,781,200	$1,207,046,180	$1,158,972,221		$4,118,062,818	$3,937,360,678	$327,573,218	$386,127,859

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Prime Money Market Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$30,492	$4,640,692
Net realized gain (loss) on investments	23	616

Change in net assets resulting from operations	30,515	4,641,308

Distributions to shareholders:
Investor class of shares	(13,811)	(1,773,854)
Institutional/Premier class of shares	(16,705)	(2,867,506)

Change in net assets resulting from distributions to shareholders	(30,516)	(4,641,360)

Capital stock transactions:
Proceeds from sale of shares	259,796,757	844,500,735
Net asset value of shares issued to shareholders in payment of distributions declared	13,019	1,685,304
Cost of shares redeemed	(292,555,067)	(730,358,154)

Change in net assets resulting from capital stock transactions	(32,745,291)	115,827,885

Change in net assets	(32,745,292)	115,827,833

Net assets:
Beginning of period	612,351,195	496,523,362

End of period	$579,605,903	$612,351,195

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
													Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Large-Cap Growth Fund
2021(6)	$22.24	$0.00		$1.93	$1.93	$(0.03)		$(1.72)	$(1.75)	$22.42	9.14%		0.83%	0.79%	(0.03)%	$66,459	23%
2020	17.96	0.05	(7)	5.11	5.16	(0.09)		(0.79)	(0.88)	22.24	29.88		0.83	0.79	0.22	66,447	71
2019	20.95	0.09		(0.47)	(0.38)	(0.06)		(2.55)	(2.61)	17.96	(0.62)		0.84	0.79	0.50	58,562	89
2018	17.46	0.07		4.42	4.49	—		(1.00)	(1.00)	20.95	26.78		0.92	0.91	0.28	65,365	57
2017	15.34	0.06		3.03	3.09	(0.07)		(0.90)	(0.97)	17.46	21.30		1.03	1.00	0.34	74,359	75
2016	16.26	0.03		1.44	1.47	(0.02)		(2.37)	(2.39)	15.34	9.68		1.13	1.07	0.23	163,712	70
Intermediate Tax-Free Fund
2021(6)	11.50	0.14		0.05	0.19	(0.14)		—	(0.14)	11.55	1.70		0.55	0.54	2.52	448,504	13
2020	11.60	0.30		(0.10)	0.20	(0.30)		—	(0.30)	11.50	1.78		0.56	0.54	2.63	440,189	52
2019	11.13	0.31		0.46	0.77	(0.30)		—	(0.30)	11.60	7.05		0.56	0.55	2.69	528,980	64
2018	11.37	0.30		(0.24)	0.06	(0.30)		(0.00)	(0.30)	11.13	0.53		0.55	0.55	2.65	870,195	45
2017	11.61	0.29		(0.21)	0.08	(0.29)		(0.03)	(0.32)	11.37	0.78		0.57	0.55	2.55	975,664	44
2016	11.26	0.25		0.37	0.62	(0.25)		(0.02)	(0.27)	11.61	5.56		0.57	0.55	2.19	1,241,387	42
Strategic Income Fund
2021(6)	9.44	0.18		0.24	0.42	(0.18)		—	(0.18)	9.68	4.48		0.97	0.80	3.77	55,163	18
2020	9.46	0.40		0.24	0.64	(0.66	)(8)	—	(0.66)	9.44	7.24	(9)	1.01	0.80	4.37	52,054	31
2019	9.08	0.42		0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	56,576	39
2018	9.45	0.41		(0.37)	0.04	(0.41)		—	(0.41)	9.08	0.37		0.91	0.80	4.09	59,724	33
2017	9.43	0.23		0.08	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	2.46	73,488	65
2016	9.31	0.21		0.17	0.38	(0.26)		—	(0.26)	9.43	4.17		0.86	0.80	2.28	85,665	13
Corporate Income Fund
2021(6)	14.28	0.20		(0.13)	0.07	(0.20)		(0.08)	(0.28)	14.07	0.46		0.65	0.59	2.75	106,604	16
2020	13.65	0.42		0.63	1.05	(0.42)		—	(0.42)	14.28	7.86	(10)	0.66	0.59	3.02	98,766	31
2019	12.79	0.45		0.90	1.35	(0.45)		(0.04)	(0.49)	13.65	10.88		0.67	0.59	3.52	101,125	37
2018	13.20	0.40		(0.39)	0.01	(0.40)		(0.02)	(0.42)	12.79	0.05		0.63	0.59	3.08	102,523	31
2017	13.17	0.35		0.14	0.49	(0.35)		(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.70	120,745	44
2016	12.33	0.45		0.89	1.34	(0.45)		(0.05)	(0.50)	13.17	11.23		0.72	0.59	3.65	82,643	62
Core Plus Bond Fund
2021(6)	12.42	0.15		(0.19)	(0.04)	(0.15)		—	(0.15)	12.23	(0.35)		0.56	0.56	2.42	101,883	16
2020	12.00	0.32		0.44	0.76	(0.34	)(11)	—	(0.34)	12.42	6.49	(12)	0.56	0.56	2.69	92,259	28
2019	11.41	0.37		0.59	0.96	(0.37)		—	(0.37)	12.00	8.63		0.58	0.58	3.24	74,970	51
2018	11.79	0.32		(0.37)	(0.05)	(0.32)		(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.70	61,251	45
2017	11.89	0.24		(0.02)	0.22	(0.28)		(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.37	68,946	34
2016	11.42	0.34		0.48	0.82	(0.35)		(0.00)	(0.35)	11.89	7.36		0.59	0.59	3.00	508,030	39
Government Money Market Fund
2021(6)	1.00	0.00		(0.00)	—	—		—	—	1.00	0.01		0.50	0.45	0.01	723,127	—
2020	1.00	0.01		(0.00)	0.01	(0.01)		—	(0.01)	1.00	0.71		0.50	0.45	0.77	600,043	—
2019	1.00	0.02		0.00	0.02	(0.02)		(0.00)	(0.02)	1.00	1.89		0.50	0.45	1.89	805,270	—
2018	1.00	0.01		0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.05		0.50	0.45	1.03	747,981	—
2017	1.00	0.00		0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.24		0.50	0.42	0.24	814,242	—
2016	1.00	0.00		0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.01		0.53	0.29	0.01	268,417	—
Tax-Free Money Market Fund
2021(6)	1.00	0.00		(0.00)	0.00	(0.00)		—	(0.00)	1.00	0.00		0.56	0.45	0.01	53,577	—
2020	1.00	0.00		0.01	0.01	(0.01)		—	(0.01)	1.00	0.66		0.56	0.45	0.65	61,100	—
2019	1.00	0.01		0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	1.20		0.55	0.45	1.20	71,794	—
2018	1.00	0.01		0.00	0.01	(0.01)		(0.00)	(0.01)	1.00	0.80		0.56	0.45	0.79	75,889	—
2017	1.00	0.00		0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.37		0.57	0.45	0.33	76,029	—
2016	1.00	0.00		0.00	0.00	(0.00)		(0.00)	(0.00)	1.00	0.06		0.53	0.26	0.03	90,098	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Prime Money Market Fund
2021(6)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.01%	0.50%	0.45%	0.01%	$269,782	—%
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.83	0.50	0.45	0.73	268,054	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.03	0.51	0.45	2.03	247,742	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.25	0.52	0.45	1.24	193,006	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.
(8)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(9)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(10)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(11)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Low Volatility Equity Fund
2021(6)	$15.06	$0.14		$(0.18)	$(0.04)	$(0.11)	$(0.01)	$(0.12)	$14.90	(0.27)%	0.90%	0.90%	1.84%	$25,495	18%
2020	15.81	0.22		(0.42)	(0.20)	(0.24)	(0.31)	(0.55)	15.06	(1.25)	0.93	0.90	1.50	41,688	51
2019	15.72	0.22		1.43	1.65	(0.22)	(1.34)	(1.56)	15.81	11.80	1.03	0.90	1.48	29,006	32
2018	14.36	0.19		1.76	1.95	(0.20)	(0.39)	(0.59)	15.72	13.96	1.03	0.90	1.25	25,571	43
2017	13.79	0.20		0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16		1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
Dividend Income Fund
2021(6)	13.66	0.12		2.55	2.67	(0.13)	—	(0.13)	16.20	19.67	1.00	0.90	1.66	9,626	17
2020	14.02	0.32		(0.35)	(0.03)	(0.31)	(0.02)	(0.33)	13.66	(0.01)	1.01	0.90	2.20	8,789	46
2019	15.46	0.30		(0.85)	(0.55)	(0.31)	(0.58)	(0.89)	14.02	(3.51)	1.02	0.90	2.32	15,365	43
2018	14.51	0.28		2.67	2.95	(0.30)	(1.70)	(2.00)	15.46	21.90	1.04	0.90	2.07	6,092	39
2017	12.94	0.28	(7)	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30		1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
Large-Cap Value Fund
2021(6)	13.52	0.08		2.89	2.97	(0.08)	—	(0.08)	16.41	22.08	0.85	0.79	1.09	16,561	26
2020	13.72	0.22		(0.18)	0.04	(0.24)	—	(0.24)	13.52	0.43	0.85	0.79	1.62	14,047	76
2019	16.59	0.26		(1.46)	(1.20)	(0.27)	(1.40)	(1.67)	13.72	(7.15)	0.85	0.79	1.78	18,621	67
2018	15.85	0.16		2.22	2.38	(0.19)	(1.45)	(1.64)	16.59	15.57	0.91	0.89	0.82	22,602	54
2017	14.14	0.08	(7)	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21		0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
Large-Cap Growth Fund
2021(6)	22.22	—		1.92	1.92	(0.04)	(1.72)	(1.76)	22.38	9.11	0.83	0.79	(0.02)	997	23
2020	17.94	0.04	(7)	5.12	5.16	(0.09)	(0.79)	(0.88)	22.22	29.85	0.83	0.79	0.22	687	71
2019	20.96	0.09		(0.48)	(0.39)	(0.08)	(2.55)	(2.63)	17.94	(0.63)	0.84	0.79	0.49	712	89
2018	17.46	0.05		4.45	4.50	—	(1.00)	(1.00)	20.96	26.84	0.91	0.88	0.32	860	57
2017	15.34	0.03		3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02		1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
Mid-Cap Value Fund
2021(6)	9.07	0.06		2.87	2.93	(0.28)	—	(0.28)	11.72	32.64	1.61	1.25	1.13	32,788	22
2020	9.99	0.16		(0.95)	(0.79)	(0.13)	—	(0.13)	9.07	(8.10)	1.30	1.24	1.36	28,114	47
2019	12.64	0.13		(1.34)	(1.21)	(0.11)	(1.33)	(1.44)	9.99	(9.63)	1.26	1.24	0.98	39,032	50
2018	11.91	0.11		1.17	1.28	(0.05)	(0.50)	(0.55)	12.64	10.89	1.25	1.24	0.79	55,151	64
2017	14.40	0.05		1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11		0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
Mid-Cap Growth Fund
2021(6)	14.87	(0.05)		2.58	2.53	—	(7.35)	(7.35)	10.05	22.59	1.82	1.26	(0.80)	16,727	82
2020	14.20	(0.06)		2.55	2.49	—	(1.82)	(1.82)	14.87	19.05	1.34	1.24	(0.37)	14,016	56
2019	17.96	(0.06)		(0.75)	(0.81)	—	(2.95)	(2.95)	14.20	(2.95)	1.32	1.24	(0.41)	14,229	61
2018	14.79	(0.08)		4.24	4.16	—	(0.99)	(0.99)	17.96	29.40	1.31	1.24	(0.43)	16,399	63
2017	16.26	(0.02)		2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03		(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
Small-Cap Value Fund
2021(6)	10.30	0.03		4.19	4.22	(0.06)	—	(0.06)	14.46	41.08	1.41	1.24	0.58	1,874	40
2020	11.39	0.06	(7)	(1.03)	(0.97)	(0.07)	(0.05)	(0.12)	10.30	(8.63)	1.48	1.24	0.52	1,575	82
2019	14.78	0.08		(2.45)	(2.37)	(0.06)	(0.96)	(1.02)	11.39	(16.19)	1.39	1.24	0.53	3,140	67
2018	13.30	0.03		2.57	2.60	—	(1.12)	(1.12)	14.78	20.32	1.41	1.24	0.25	4,741	70
2017	13.21	0.03	(7)	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03		0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Small-Cap Growth Fund
2021(6)	$16.64	$(0.07)	$6.38	$6.31	$—	$(0.73)	$(0.73)	$22.22	38.70%	1.32%	1.24%	(0.76)%	$34,164	33%
2020	15.32	(0.07)	1.69	1.62	—	(0.30)	(0.30)	16.64	10.60	1.34	1.24	(0.46)	27,152	70
2019	21.60	(0.02)	(3.51)	(3.53)	—	(2.75)	(2.75)	15.32	(16.12)	1.30	1.24	(0.54)	31,378	61
2018	18.37	(0.12)	5.43	5.31	—	(2.08)	(2.08)	21.60	31.55	1.28	1.24	(0.47)	53,772	80
2017(8)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24	1.24	(0.97)	57,737	197
Global Low Volatility Equity Fund
2021(6)	10.27	0.05	(0.12)	(0.07)	(0.83)	—	(0.83)	9.37	(0.73)	5.45	1.11	0.92	59	15
2020	11.42	0.16 (7)	(0.74)	(0.58)	(0.36)	(0.21)	(0.57)	10.27	(5.51)	1.77	1.10	1.44	101	49
2019(9)	14.00	0.52	(0.37)	0.15	(0.38)	(2.35)	(2.73)	11.42	2.21	1.62	1.10	2.50	660	44
2018	13.16	(0.15)	1.46	1.31	(0.34)	(0.13)	(0.47)	14.00	10.21	1.46	1.10	1.50	339	34
2017(9)	12.61	0.14	0.66	0.80	(0.17)	(0.08)	(0.25)	13.16	6.59	1.52	1.10	1.96	997	74
2016(9)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63	1.10	2.04	266	36
Disciplined International Equity Fund
2021(6)	9.71	0.03	1.23	1.26	(0.22)	—	(0.22)	10.75	13.04	1.49	1.15	0.61	155	28
2020	10.01	0.19 (7)	(0.07)	0.12	(0.42)	—	(0.42)	9.71	0.92	1.44	1.15	1.99	139	55
2019	10.94	0.33	(1.09)	(0.76)	(0.17)	—	(0.17)	10.01	(6.91)	1.28	1.15	2.79	141	59
2018(9)	11.17	0.21	(0.22)	(0.01)	(0.22)	—	(0.22)	10.94	(0.15)	1.27	1.15	2.11	186	52
2017(9)	9.56	0.20	1.66	1.86	(0.25)	—	(0.25)	11.17	19.97	1.39	1.15	1.98	149	77
2016(9)(10)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.45	1.15	2.53	125	64
Pyrford International Stock Fund
2021(6)(9)	13.56	0.05	0.74	0.79	(0.24)	—	(0.24)	14.11	5.80	1.19	1.19	0.74	1,758	6
2020(9)	13.08	0.26 (7)	0.54	0.80	(0.32)	—	(0.32)	13.56	6.11	1.20	1.19	1.95	1,816	28
2019(9)	13.43	0.32	(0.34)	(0.02)	(0.33)	—	(0.33)	13.08	0.04	1.21	1.19	2.32	4,621	16
2018(9)	13.16	(0.09)	0.36	0.27	—	—	—	13.43	2.05	1.20	1.18	2.88	6,037	20
2017(9)	12.18	0.40 (7)	0.83	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30	1.21	3.11	891	33
2016(9)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31	1.24	0.92	88	12
LGM Emerging Markets Equity Fund
2021(6)(9)	15.22	(0.01)	2.57	2.56	(0.36)	—	(0.36)	17.42	16.93	1.45	1.40	(0.17)	4,820	15
2020(9)	14.89	0.28 (7)	0.36	0.64	(0.23)	(0.08)	(0.31)	15.22	4.30	1.51	1.40	1.90	3,896	45
2019(9)	16.04	(0.02)	(0.49)	(0.51)	(0.13)	(0.51)	(0.64)	14.89	(3.05)	1.51	1.40	1.30	5,224	24
2018(9)	15.93	0.14	(0.03)	0.11	—	—	—	16.04	0.69	1.55	1.40	0.84	4,983	22
2017(9)	14.04	0.13 (7)	1.82	1.95	(0.06)	—	(0.06)	15.93	14.03	1.63	1.40	0.96	4,776	40
2016(9)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64	1.40	0.92	51,879	24
Ultra Short Tax-Free Fund
2021(6)	10.09	0.02	0.02	0.04	(0.02)	—	(0.02)	10.11	0.43	0.63	0.55	0.48	12,850	77
2020	10.09	0.09	0.01	0.10	(0.10)	—	(0.10)	10.09	1.06	0.63	0.55	1.05	12,998	267
2019	10.07	0.13	0.03	0.16	(0.14)	—	(0.14)	10.09	1.62	0.62	0.55	1.41	16,498	155
2018	10.08	0.10	0.00	0.10	(0.10)	(0.01)	(0.11)	10.07	0.95	0.62	0.55	0.99	27,434	156
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64	0.55	0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64	0.55	0.39	25	56
Short Tax-Free Fund
2021(6)	10.29	0.07	0.03	0.10	(0.07)	—	(0.07)	10.32	1.00	0.76	0.55	1.41	3,385	47
2020	10.28	0.17	0.01	0.18	(0.17)	—	(0.17)	10.29	1.73	0.74	0.55	1.62	3,465	62
2019	10.14	0.17	0.14	0.31	(0.17)	—	(0.17)	10.28	3.10	0.72	0.55	1.68	3,668	94
2018	10.22	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.14	0.62	0.67	0.55	1.40	6,502	95
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76	0.55	1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77	0.55	1.04	1,151	39

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
												Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Short-Term Income Fund
2021(6)	$9.55	$0.07	$(0.03)	$0.04	$(0.07)		$—	$(0.07)	$9.52	0.40%		0.70%	0.60%	1.45%	$21,380	21%
2020	9.45	0.18	0.11	0.29	(0.19)		—	(0.19)	9.55	3.09		0.70	0.60	1.94	20,404	48
2019	9.27	0.22	0.18	0.40	(0.22)		—	(0.22)	9.45	4.34		0.70	0.60	2.30	24,531	53
2018	9.39	0.17	(0.12)	0.05	(0.17)		—	(0.17)	9.27	0.56		0.71	0.60	1.80	26,011	48
2017	9.40	0.15	(0.01)	0.14	(0.15)		—	(0.15)	9.39	1.46		0.72	0.60	1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)		—	(0.10)	9.40	1.87		0.70	0.60	0.98	157	64
Intermediate Tax-Free Fund
2021(6)	11.50	0.14	0.05	0.19	(0.14)		—	(0.14)	11.55	1.70		0.55	0.54	2.51	5,957	13
2020	11.60	0.29	(0.09)	0.20	(0.30)		—	(0.30)	11.50	1.78		0.56	0.54	2.63	5,016	52
2019	11.13	0.30	0.47	0.77	(0.30)		—	(0.30)	11.60	7.05		0.56	0.55	2.69	4,505	64
2018	11.37	0.30	(0.24)	0.06	(0.30)		—	(0.30)	11.13	0.53		0.55	0.55	2.65	14,701	45
2017	11.61	0.29	(0.21)	0.08	(0.29)		(0.03)	(0.32)	11.37	0.79		0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)		(0.02)	(0.27)	11.61	5.56		0.57	0.55	2.18	1,693	42
Strategic Income Fund
2021(6)	9.44	0.18	0.24	0.42	(0.18)		—	(0.18)	9.68	4.48		0.97	0.80	3.75	14,570	18
2020	9.46	0.40	0.24	0.64	(0.66	)(11)	—	(0.66)	9.44	7.24	(12)	1.01	0.80	4.39	12,858	31
2019	9.08	0.42	0.38	0.80	(0.42)		—	(0.42)	9.46	9.08		0.96	0.80	4.41	12,523	39
2018	9.45	0.37	(0.37)	0.00	(0.40)		—	(0.40)	9.08	0.37		0.92	0.80	4.09	13,602	33
2017	9.43	0.28	0.03	0.31	(0.29)		—	(0.29)	9.45	3.32		0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)		—	(0.26)	9.43	4.17		0.86	0.80	2.27	32	13
Corporate Income Fund
2021(6)	14.28	0.20	(0.13)	0.07	(0.20)		(0.08)	(0.28)	14.07	0.46		0.65	0.59	2.75	3,854	16
2020	13.65	0.42	0.63	1.05	(0.42)		—	(0.42)	14.28	7.86	(13)	0.66	0.59	3.05	3,719	31
2019	12.79	0.45	0.90	1.35	(0.45)		(0.04)	(0.49)	13.65	10.89		0.67	0.59	3.48	7,208	37
2018	13.20	0.40	(0.39)	0.01	(0.40)		(0.02)	(0.42)	12.79	0.06		0.63	0.59	3.15	1,864	31
2017	13.17	0.35	0.14	0.49	(0.35)		(0.11)	(0.46)	13.20	3.86		0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)		(0.05)	(0.50)	13.17	11.23		0.72	0.59	3.77	66	62
Core Plus Bond Fund
2021(6)	12.41	0.15	(0.18)	(0.03)	(0.15)		—	(0.15)	12.23	(0.35)		0.56	0.56	2.42	5,021	16
2020	12.00	0.32	0.43	0.75	(0.34	)(14)	—	(0.34)	12.41	6.49	(15)	0.56	0.56	2.69	4,438	28
2019	11.41	0.37	0.59	0.96	(0.37)		—	(0.37)	12.00	8.63		0.58	0.58	3.23	3,727	51
2018	11.79	0.31	(0.37)	(0.06)	(0.32)		(0.01)	(0.33)	11.41	(0.45)		0.58	0.58	2.69	3,032	45
2017	11.89	0.28	(0.06)	0.22	(0.28)		(0.04)	(0.32)	11.79	1.91		0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)		(0.00)	(0.35)	11.89	7.36		0.59	0.59	2.99	1,434	39

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(9)	Redemption fees consisted of per share amounts less than $0.01.
(10)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(11)	Includes distribution to shareholders for return of capital in the amount of $0.24 per share.
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.31%
(13)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.82%
(14)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(15)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.40%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Low Volatility Equity Fund
2021(6)	$15.12	$0.15		$(0.17)	$(0.02)	$(0.13)	$(0.01)	$(0.14)	$14.96	(0.12)%	0.65%	0.65%	2.01%	$197,071	18%
2020	15.88	0.28		(0.45)	(0.17)	(0.28)	(0.31)	(0.59)	15.12	(1.06)	0.68	0.65	1.76	217,448	51
2019	15.77	0.25		1.46	1.71	(0.26)	(1.34)	(1.60)	15.88	12.18	0.78	0.65	1.71	184,158	32
2018	14.42	0.24		1.74	1.98	(0.24)	(0.39)	(0.63)	15.77	14.12	0.78	0.65	1.52	102,815	43
2017	13.84	0.24		0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20		1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
Dividend Income Fund
2021(6)	13.62	0.14		2.53	2.67	(0.15)	—	(0.15)	16.14	19.74	0.75	0.65	1.91	269,486	17
2020	13.98	0.34		(0.34)	0.00	(0.34)	(0.02)	(0.36)	13.62	0.28	0.76	0.65	2.47	235,928	46
2019	15.41	0.34		(0.85)	(0.51)	(0.34)	(0.58)	(0.92)	13.98	(3.24)	0.78	0.65	2.56	297,622	43
2018	14.47	0.34		2.64	2.98	(0.34)	(1.70)	(2.04)	15.41	22.17	0.79	0.65	2.31	149,009	39
2017	12.96	0.33	(7)	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35		1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
Large-Cap Value Fund
2021(6)	13.53	0.10		2.90	3.00	(0.10)	—	(0.10)	16.43	22.29	0.60	0.54	1.34	245,023	26
2020	13.74	0.27		(0.20)	0.07	(0.28)	—	(0.28)	13.53	0.70	0.60	0.54	1.90	213,466	76
2019	16.61	0.30		(1.46)	(1.16)	(0.31)	(1.40)	(1.71)	13.74	(6.97)	0.59	0.54	2.01	224,930	67
2018	15.88	0.28		2.14	2.42	(0.24)	(1.45)	(1.69)	16.61	15.83	0.67	0.64	1.64	287,685	54
2017	14.16	0.22	(7)	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24		0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
Large-Cap Growth Fund
2021(6)	22.49	0.02		1.96	1.98	(0.08)	(1.72)	(1.80)	22.67	9.27	0.58	0.54	0.22	115,980	23
2020	18.15	0.09	(7)	5.18	5.27	(0.14)	(0.79)	(0.93)	22.49	30.19	0.58	0.54	0.48	121,958	71
2019	21.17	0.18		(0.53)	(0.35)	(0.12)	(2.55)	(2.67)	18.15	(0.40)	0.59	0.54	0.75	168,838	89
2018	17.60	0.11		4.48	4.59	(0.02)	(1.00)	(1.02)	21.17	27.19	0.67	0.64	0.56	279,227	57
2017	15.47	0.10		3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07		1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
Mid-Cap Value Fund
2021(6)	9.01	0.03		2.89	2.92	(0.26)	—	(0.26)	11.67	32.74	1.35	1.00	0.73	6,415	22
2020	9.92	0.16		(0.91)	(0.75)	(0.16)	—	(0.16)	9.01	(7.79)	1.05	0.99	1.62	65,345	47
2019	12.58	0.13		(1.32)	(1.19)	(0.14)	(1.33)	(1.47)	9.92	(9.47)	1.01	0.99	1.23	87,893	50
2018	11.89	0.13		1.18	1.31	(0.12)	(0.50)	(0.62)	12.58	11.21	1.00	0.99	1.04	113,786	64
2017	14.38	0.08		1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16		0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
Mid-Cap Growth Fund
2021(6)	15.92	(0.03)		2.81	2.78	—	(7.35)	(7.35)	11.35	22.71	1.52	1.00	(0.42)	5,831	82
2020	15.04	(0.01)		2.71	2.70	—	(1.82)	(1.82)	15.92	19.41	1.09	0.99	(0.12)	78,143	56
2019	18.79	(0.02)		(0.78)	(0.80)	—	(2.95)	(2.95)	15.04	(2.75)	1.07	0.99	(0.16)	74,575	61
2018	15.39	(0.03)		4.42	4.39	—	(0.99)	(0.99)	18.79	29.76	1.06	0.99	(0.18)	89,028	63
2017	16.76	0.03		2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04		(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
Small-Cap Value Fund
2021(6)	10.48	0.05		4.27	4.32	(0.08)	—	(0.08)	14.72	41.17	1.15	0.99	0.86	75,193	40
2020	11.60	0.09	(7)	(1.05)	(0.96)	(0.11)	(0.05)	(0.16)	10.48	(8.40)	1.24	0.99	0.78	41,135	82
2019	15.03	0.09		(2.47)	(2.38)	(0.09)	(0.96)	(1.05)	11.60	(15.93)	1.14	0.99	0.78	44,586	67
2018	13.47	0.07		2.61	2.68	—	(1.12)	(1.12)	15.03	20.67	1.16	0.99	0.49	56,848	70
2017	13.37	0.04	(7)	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05		1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Small-Cap Growth Fund
2021(6)	$17.55	$(0.05)		$6.75	$6.70	$—	$(0.73)	$(0.73)	$23.52	38.92%	1.07%	0.99%	(0.50)%	$83,108	33%
2020	16.10	(0.03)		1.78	1.75	—	(0.30)	(0.30)	17.55	10.89	1.09	0.99	(0.22)	69,926	70
2019	22.48	0.01		(3.64)	(3.63)	—	(2.75)	(2.75)	16.10	(15.92)	1.05	0.99	(0.29)	68,226	61
2018	19.00	(0.03)		5.59	5.56	—	(2.08)	(2.08)	22.48	31.83	1.02	0.99	(0.21)	99,311	80
2017	16.62	(0.14)		2.52	2.38	—	—	—	19.00	14.32	1.02	1.02	(0.37)	81,259	197
2016	18.60	(0.10)		(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18	1.18	(0.21)	179,726	63
Global Low Volatility Equity Fund
2021(6)	10.36	0.05		(0.11)	(0.06)	(0.83)	—	(0.83)	9.47	(0.63)	5.19	0.86	1.02	4,241	15
2020(8)	11.49	0.21	(7)	(0.77)	(0.56)	(0.36)	(0.21)	(0.57)	10.36	(5.29)	1.53	0.85	1.95	13,739	49
2019(8)	14.05	0.38		(0.19)	0.19	(0.40)	(2.35)	(2.75)	11.49	2.48	1.37	0.85	2.67	34,335	44
2018	13.20	0.30		1.05	1.35	(0.37)	(0.13)	(0.50)	14.05	10.44	1.19	0.85	1.94	30,205	34
2017(8)	12.65	0.19		0.64	0.83	(0.20)	(0.08)	(0.28)	13.20	6.76	1.27	0.85	1.98	48,221	74
2016(8)	11.34	0.07		1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38	0.85	2.26	38,909	36
Disciplined International Equity Fund
2021(6)	9.74	0.04		1.23	1.27	(0.22)	—	(0.22)	10.79	13.14	1.24	0.90	0.88	41,564	28
2020	10.03	0.22	(7)	(0.06)	0.16	(0.45)	—	(0.45)	9.74	1.30	1.18	0.90	2.19	38,899	55
2019	10.96	0.34		(1.08)	(0.74)	(0.19)	—	(0.19)	10.03	(6.64)	1.03	0.90	3.00	60,828	59
2018(8)	11.19	0.26		(0.25)	0.01	(0.24)	—	(0.24)	10.96	0.05	1.03	0.90	2.33	77,339	52
2017(8)	9.58	0.25		1.64	1.89	(0.28)	—	(0.28)	11.19	20.30	1.14	0.90	2.13	72,239	77
2016(8)(9)	10.00	0.23		(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20	0.90	2.51	67,434	64
Pyrford International Stock Fund
2021(6)(8)	13.29	0.07		0.72	0.79	(0.30)	—	(0.30)	13.78	5.96	0.94	0.94	0.99	493,046	6
2020(8)	12.84	0.31	(7)	0.51	0.82	(0.37)	—	(0.37)	13.29	6.38	0.95	0.94	2.40	463,023	28
2019(8)	13.18	0.33		(0.33)	—	(0.34)	—	(0.34)	12.84	0.25	0.96	0.94	2.71	486,114	16
2018(8)	13.21	0.37		(0.06)	0.31	(0.34)	—	(0.34)	13.18	2.34	0.96	0.94	2.41	485,053	20
2017(8)	12.22	0.32	(7)	0.94	1.26	(0.27)	—	(0.27)	13.21	10.68	1.05	0.96	2.59	593,746	33
2016(8)	11.78	0.35		0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06	0.99	2.44	485,787	12
LGM Emerging Markets Equity Fund
2021(6)(8)	15.16	0.01		2.55	2.56	(0.38)	—	(0.38)	17.34	17.00	1.20	1.15	0.06	340,486	15
2020(8)	14.82	0.29	(7)	0.39	0.68	(0.26)	(0.08)	(0.34)	15.16	4.60	1.27	1.15	2.06	255,796	45
2019(8)	15.99	0.22		(0.69)	(0.47)	(0.19)	(0.51)	(0.70)	14.82	(2.76)	1.25	1.15	1.65	286,159	24
2018(8)	15.97	0.19		(0.04)	0.15	(0.13)	—	(0.13)	15.99	0.92	1.29	1.15	1.20	201,835	22
2017(8)	14.08	0.15	(7)	1.84	1.99	(0.10)	—	(0.10)	15.97	14.36	1.38	1.15	1.04	157,581	40
2016(8)	12.16	0.15		1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39	1.15	1.07	78,851	24
Ultra Short Tax-Free Fund
2021(6)	10.08	0.04		0.02	0.06	(0.04)	—	(0.04)	10.10	0.56	0.38	0.30	0.72	547,093	77
2020	10.09	0.13		(0.01)	0.12	(0.13)	—	(0.13)	10.08	1.21	0.38	0.30	1.28	523,605	267
2019	10.06	0.17		0.03	0.20	(0.17)	—	(0.17)	10.09	1.98	0.37	0.30	1.66	541,859	155
2018	10.08	0.13		(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.06	1.10	0.37	0.30	1.25	572,669	156
2017	10.07	0.10		0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39	0.30	0.94	625,691	126
2016	10.08	0.07		0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39	0.30	0.65	548,641	56
Short Tax-Free Fund
2021(6)	10.30	0.08		0.03	0.11	(0.08)	—	(0.08)	10.33	1.07	0.51	0.40	1.56	128,771	47
2020	10.29	0.18		0.01	0.19	(0.18)	—	(0.18)	10.30	1.88	0.49	0.40	1.78	124,485	62
2019	10.14	0.19		0.15	0.34	(0.19)	—	(0.19)	10.29	3.35	0.47	0.40	1.83	156,128	94
2018	10.22	0.16		(0.08)	0.08	(0.16)	—	(0.16)	10.14	0.77	0.48	0.40	1.56	182,022	95
2017	10.25	0.14		(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51	0.40	1.39	175,454	93
2016	10.20	0.13		0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52	0.40	1.18	168,592	39

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income		Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)		Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
												Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Short-Term Income Fund
2021(6)	$9.57	$0.08	$(0.03)	$0.05	$(0.08)		$—	$(0.08)	$9.54	0.53%		0.45%	0.35%	1.70%	$260,646	21%
2020	9.47	0.20	0.11	0.31	(0.21)		—	(0.21)	9.57	3.35		0.45	0.35	2.18	216,283	48
2019	9.29	0.24	0.18	0.42	(0.24)		—	(0.24)	9.47	4.59		0.45	0.35	2.56	233,816	53
2018	9.40	0.20	(0.11)	0.09	(0.20)		—	(0.20)	9.29	0.92		0.46	0.35	2.06	214,068	48
2017	9.42	0.17	(0.02)	0.15	(0.17)		—	(0.17)	9.40	1.60		0.47	0.35	1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)		—	(0.13)	9.42	2.12		0.45	0.35	1.16	234,507	64
Intermediate Tax-Free Fund
2021(6)	11.49	0.16	0.05	0.21	(0.16)		—	(0.16)	11.54	1.81		0.30	0.30	2.75	1,497,416	13
2020	11.59	0.33	(0.10)	0.23	(0.33)		—	(0.33)	11.49	2.02		0.31	0.31	2.86	1,417,833	52
2019	11.12	0.33	0.47	0.80	(0.33)		—	(0.33)	11.59	7.40		0.30	0.30	2.95	1,384,178	64
2018	11.37	0.32	(0.25)	0.07	(0.32)		—	(0.32)	11.12	0.68		0.31	0.31	2.88	894,463	45
2017	11.60	0.31	(0.20)	0.11	(0.31)		(0.03)	(0.34)	11.37	1.11		0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)		(0.02)	(0.30)	11.60	5.71		0.32	0.32	2.43	601,873	42
Strategic Income Fund
2021(6)	9.43	0.19	0.24	0.43	(0.19)		—	(0.19)	9.67	4.61		0.71	0.55	3.97	21,902	18
2020	9.45	0.44	0.23	0.67	(0.69	)(10)	—	(0.69)	9.43	7.51	(11)	0.75	0.55	4.52	6,313	31
2019	9.08	0.43	0.38	0.81	(0.44)		—	(0.44)	9.45	9.23		0.70	0.55	4.65	9,117	39
2018	9.44	0.40	(0.36)	0.07	(0.43)		—	(0.43)	9.08	0.72		0.67	0.55	4.31	12,701	33
2017	9.42	0.27	0.06	0.33	(0.31)		—	(0.31)	9.44	3.58		0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)		—	(0.29)	9.42	4.32		0.61	0.55	2.53	21,663	13
Corporate Income Fund
2021(6)	14.26	0.21	(0.12)	0.09	(0.21)		(0.08)	(0.29)	14.06	0.56		0.40	0.40	2.94	321,126	16
2020	13.64	0.44	0.62	1.06	(0.44)		—	(0.44)	14.26	7.98	(12)	0.41	0.41	3.19	298,296	31
2019	12.78	0.47	0.90	1.37	(0.47)		(0.04)	(0.51)	13.64	11.07		0.42	0.42	3.68	236,955	37
2018	13.19	0.42	(0.39)	0.03	(0.42)		(0.02)	(0.44)	12.78	0.19		0.45	0.45	3.24	140,395	31
2017	13.15	0.37	0.15	0.52	(0.37)		(0.11)	(0.48)	13.19	4.07		0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)		(0.05)	(0.51)	13.15	11.28		0.47	0.47	3.77	129,429	62
Core Plus Bond Fund
2021(6)	12.41	0.16	(0.18)	(0.02)	(0.16)		—	(0.16)	12.23	(0.15)		0.31	0.31	2.67	1,100,142	16
2020	12.00	0.35	0.43	0.78	(0.37	)(13)	—	(0.37)	12.41	6.67	(14)	0.31	0.31	2.94	1,062,276	28
2019	11.40	0.40	0.60	1.00	(0.40)		—	(0.40)	12.00	8.99		0.33	0.33	3.48	945,420	51
2018	11.78	0.34	(0.37)	(0.03)	(0.34)		(0.01)	(0.35)	11.40	(0.20)		0.33	0.33	2.95	981,569	45
2017	11.89	0.31	(0.07)	0.24	(0.31)		(0.04)	(0.35)	11.78	2.08		0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)		(0.00)	(0.38)	11.89	7.63		0.34	0.34	3.25	459,228	39

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.
(8)	Redemption fees consisted of per share amounts less than $0.01.
(9)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(10)	Includes distribution to shareholders for return of capital in the amount of $0.23 per share.
(11)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 4.58%
(12)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 7.94%
(13)	Includes distribution to shareholders for return of capital in the amount of $0.01 per share.
(14)	Total return includes litigation proceeds received during the year. Excluding these litigation proceeds, the total return would have been 6.58%

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Government Money Market Fund
2021(6)	$1.00	$0.00	$(0.00)	$—	$—	$—	$—	$1.00	0.01%	0.24%	0.20%	0.01%	$3,394,936	—%
2020	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.86	0.25	0.20	0.75	3,337,318	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.14	0.25	0.20	2.13	2,384,545	—
2018	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	0.25	0.20	1.30	2,641,069	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
Tax-Free Money Market Fund
2021(6)	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	0.31	0.20	0.03	273,997	—
2020	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.91	0.31	0.20	0.91	325,028	—
2019	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.46	0.30	0.20	1.44	336,282	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.05	0.31	0.20	1.07	305,424	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
Prime Money Market Fund
2021(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.25	0.20	0.01	309,824	—
2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	1.02	0.25	0.20	0.93	344,297	—
2019	1.00	0.02	0.00	0.02	(0.02)	(0.00)	(0.02)	1.00	2.28	0.26	0.20	2.27	248,781	—
2018	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	1.50	0.27	0.20	1.52	268,487	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Large-Cap Value Fund
2021(6)	$13.55	$0.11		$2.89	$3.00	$(0.10)	$—	$(0.10)	$16.45	22.30%	0.45%	0.39%	1.49%	$37,868	26%
2020	13.75	0.28		(0.19)	0.09	(0.29)	—	(0.29)	13.55	0.82	0.45	0.39	2.00	33,318	76
2019	16.62	0.31		(1.46)	(1.15)	(0.32)	(1.40)	(1.72)	13.75	(6.80)	0.45	0.39	2.15	53,513	67
2018	15.88	(0.48)		2.94	2.46	(0.27)	(1.45)	(1.72)	16.62	16.07	0.42	0.39	1.97	81,786	54
2017	14.17	0.26	(7)	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(8)	13.81	0.21		0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2021(6)	22.56	0.04		1.96	2.00	(0.11)	(1.72)	(1.83)	22.73	9.33	0.43	0.39	0.37	288,882	23
2020	18.20	0.12	(7)	5.19	5.31	(0.16)	(0.79)	(0.95)	22.56	30.40	0.43	0.39	0.62	268,706	71
2019	21.21	0.13		(0.44)	(0.31)	(0.15)	(2.55)	(2.70)	18.20	(0.22)	0.43	0.39	0.94	226,978	89
2018	17.62	0.11		4.52	4.63	(0.04)	(1.00)	(1.04)	21.21	27.36	0.43	0.40	0.87	60,971	57
2017	15.49	0.09		3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(8)	14.75	0.07		0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2021(6)	9.02	0.07		2.87	2.94	(0.30)	—	(0.30)	11.66	—	1.20	0.85	1.38	6,276	22
2020	9.93	0.17		(0.91)	(0.74)	(0.17)	—	(0.17)	9.02	(7.66)	0.91	0.84	1.72	12,843	47
2019	12.60	0.17		(1.35)	(1.18)	(0.16)	(1.33)	(1.49)	9.93	(9.37)	0.86	0.84	1.37	13,957	50
2018	11.90	0.14		1.19	1.33	(0.13)	(0.50)	(0.63)	12.60	11.41	0.83	0.83	1.24	31,173	64
2017	14.38	0.11		1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18		0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
Mid-Cap Growth Fund
2021(6)	16.11	(0.03)		2.73	2.70	—	(7.35)	(7.35)	11.46	21.94	1.34	0.84	(0.32)	32	82
2020	15.19	0.01		2.73	2.74	—	(1.82)	(1.82)	16.11	19.49	0.94	0.84	0.03	7,767	56
2019	18.91	0.02		(0.79)	(0.77)	—	(2.95)	(2.95)	15.19	(2.54)	0.92	0.84	0.01	7,980	61
2018	15.46	0.00		4.44	4.44	—	(0.99)	(0.99)	18.91	29.96	0.88	0.84	—	23,005	63
2017	16.83	0.07		2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09		(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
Small-Cap Value Fund
2021(6)	10.59	0.06		4.32	4.38	(0.08)	—	(0.08)	14.89	41.31	1.00	0.84	1.04	15,968	40
2020	11.70	0.11	(7)	(1.06)	(0.95)	(0.11)	(0.05)	(0.16)	10.59	(8.24)	1.08	0.84	0.92	7,658	82
2019	15.13	0.12		(2.50)	(2.38)	(0.09)	(0.96)	(1.05)	11.70	(15.81)	1.00	0.84	0.91	8,108	67
2018	13.53	0.04		2.68	2.72	—	(1.12)	(1.12)	15.13	20.89	0.97	0.84	0.69	14,260	70
2017	13.42	0.05	(7)	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07		1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
Pyrford International Stock Fund
2021(6)(9)	13.31	0.08		0.72	0.80	(0.32)	—	(0.32)	13.79	6.01	0.79	0.79	1.15	248,464	6
2020(9)	12.86	0.34	(7)	0.50	0.84	(0.39)	—	(0.39)	13.31	6.54	0.80	0.79	2.65	230,148	28
2019(9)	13.20	0.34		(0.31)	0.03	(0.37)	—	(0.37)	12.86	0.44	0.81	0.79	2.86	163,829	16
2018(9)	13.22	0.35		(0.01)	0.34	(0.36)	—	(0.36)	13.20	2.55	0.81	0.79	3.32	155,368	20
2017(9)	12.23	0.40	(7)	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(9)	11.79	0.20		0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.
(8)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(9)	Redemption fees consisted of per share amounts less than $0.01.

(See Notes which are an integral part of the Financial Statements)

February 28, 2021 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. As of February 28, 2021, the Corporation consisted of 27 portfolios, including 22 diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Funds	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have

Notes to Financial Statements (continued)

established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Funds’ information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/ or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets

BMO Funds

will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Money Market Funds—Rule 2a-7 under the Act effectively includes three categories of money market funds: “Government,” “Retail,” and “Institutional.” The BMO Government Money Market Fund operates as a Government money market fund. The BMO Tax-Free Money Market Fund and BMO Prime Money Market Fund operate as Retail money market funds. The BMO Institutional Prime Money Market Fund operates as an Institutional money market fund. Each money market fund is operated to comply with the various requirements of Rule 2a-7.

As a Government money market fund, the BMO Government Money Market Fund invests at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are collateralized fully (as defined in Rule 2a-7 under the Act). As a Retail money market fund, BMO Tax-Free Money Market Fund has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. Each Government and Retail money market fund uses the amortized cost method of valuing portfolio instruments, which approximates fair value, and seeks to transact shares at a stable $1.00 NAV per share.

As an Institutional money market fund, BMO Institutional Prime Money Market Fund operates with a floating NAV reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which generally are valued at amortized cost. BMO Institutional Prime Money Market Fund also is required to round its NAV to four decimal places (e.g., $1.0000).

The Institutional and Retail money market funds have adopted policies and procedures imposing a fee upon the sale of shares (“Liquidity Fee”) or temporarily suspending the ability to sell shares if the Fund’s liquidity falls below designated thresholds (“Redemption Gate”). The Board of Directors has chosen not to subject the BMO Government Money Market Fund to a Liquidity Fee or a Redemption Gate, and may do so in the future only with advance notice to shareholders.

Redemption Fees—The International Funds impose a 2% redemption fee on shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.
Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 28, 2021:

Description	Value
BMO Government Money Market Fund—Premier Class, 0.010%	$22,412,125

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 28, 2021 (1):

Description	Value
Atlantic Asset Securitization LLC, 0.090%, 3/16/2021(2)	$2,999,887
Atlantic Asset Securitization LLC, 0.153%, 3/23/2021(2)	5,499,487
Atlantic Asset Securitization LLC, 0.170%, 8/05/2021(2)	1,998,517
Bank of Nova Scotia, 0.195% (LIBOR 3 Month + 5 Basis point), 11/08/2021(3)	2,500,857
Bank of Nova Scotia, 0.200%, 2/25/2022(2)	2,000,532
Bank of Nova Scotia, 0.241% (LIBOR 3 Month + 40 Basis point), 5/04/2021(3)	3,502,633
Bank of Nova Scotia, 0.250%, 12/23/2021(2)	2,000,972
Bedford Row Funding Corp., 0.150%, 3/09/2021(2)	1,399,953
Bedford Row Funding Corp., 0.289% (LIBOR 3 Month + 5 Basis point), 9/20/2021(3)	3,000,000
Bedford Row Funding Corp., 0.304% (LIBOR 3 Month + 8 Basis point), 10/21/2021(3)	2,000,000
BlackRock Liquidity Funds FedFund Portfolio, 0.090%, 12/01/2020(2)	71,566,944
BMO Government Money Market Fund–Premier Class, 0.010%, 12/01/2020(4)	13,000,000

Description	Value
Canadian Imperial Bank of Commerce/New York NY, 0.280%, 3/02/2021(2)	$3,150,072
Collateralized Commercial Paper Co. LLC, 0.141%, 3/16/2021(2)	499,971
Collateralized Commercial Paper Co. LLC, 0.200%, 10/20/2021(2)	2,496,764
Collateralized Commercial Paper Co. LLC, 0.240%, 3/04/2021(2)	1,999,960
Collateralized Commercial Paper Co. LLC, 0.301%, 8/27/2021(2)	2,496,271
CRC Funding LLC, 0.140%, 5/11/2021(2)	2,499,310
CRC Funding LLC, 0.170%, 4/22/2021(2)	2,499,386
DNB Bank, 0.155%, 4/19/2021(2)	4,998,945
DNB Bank, 0.231%, 1/13/2022(2)	1,995,937
Erste Abwicklungsanstalt, 0.130%, 4/14/2021(2)	3,043,516
Erste Abwicklungsanstalt, 0.130%, 5/07/2021(2)	3,232,218
Erste Abwicklungsanstalt, 0.150%, 3/08/2021(2)	2,749,920
Erste Abwicklungsanstalt, 0.150%, 3/09/2021(2)	2,499,917

Notes to Financial Statements (continued)

Description	Value
Erste Abwicklungsanstalt, 0.170%, 4/12/2021(2)	$2,499,504
FMS Wertmanagement, 0.140%, 3/15/2021(2)	1,574,914
FMS Wertmanagement, 0.160%, 4/14/2021(2)	1,999,609
Gotham Funding Corp, 0.140%, 4/29/2021(2)	1,999,541
Gotham Funding Corp, 0.150%, 5/06/2021(2)	4,998,625
Gotham Funding Corp, 0.200%, 3/25/2021(2)	2,499,667
Gotham Funding Corp, 0.200%, 4/05/2021(2)	2,999,417
Gotham Funding Corp, 0.200%, 5/07/2021(2)	2,499,069
Ionic Capital II Trust, 0.080%, 3/01/2021(2)	2,375,000
Ionic Capital II Trust, 0.150%, 3/17/2021(2)	3,999,733
Ionic Capital II Trust, 0.160%, 3/12/2021(2)	1,999,902
Liberty Street Funding LLC, 0.140%, 5/03/2021(2)	4,998,775
Liberty Street Funding LLC, 0.140%, 5/04/2021(2)	4,998,756
Liberty Street Funding LLC, 0.180%, 4/06/2021(2)	1,999,640
Liberty Street Funding LLC, 0.230%, 3/15/2021(2)	2,999,732
LMA Americas LLC, 0.120%, 4/13/2021(2)	1,999,713
LMA Americas LLC, 0.160%, 6/09/2021(2)	3,498,444
LMA Americas LLC, 0.200%, 11/05/2021(2)	2,496,542
LMA Americas LLC, 0.260%, 6/07/2021(2)	1,998,584
LMA Americas LLC, 0.270%, 6/14/2021(2)	1,748,622
Longship Funding LLC, 0.100%, 3/18/2021(2)	3,499,835
Longship Funding LLC, 0.100%, 3/22/2021(2)	4,399,743
Longship Funding LLC, 0.100%, 3/24/2021(2)	3,999,744
Longship Funding LLC, 0.170%, 4/19/2021(2)	2,499,422
Macquarie Bank Ltd., 0.140%, 4/08/2021(2)	2,999,557
Macquarie Bank Ltd., 0.150%, 5/11/2021(2)	1,999,408
Macquarie Bank Ltd., 0.165%, 5/19/2021(2)	5,997,827
Macquarie Bank Ltd., 0.175%, 5/17/2021(2)	1,999,251
Manhattan Asset FDG Co LLC, 0.117%, 3/04/2021(2)	3,747,964
Manhattan Asset FDG Co LLC, 0.120%, 3/18/2021(2)	1,999,887
Manhattan Asset FDG Co LLC, 0.150%, 3/16/2021(2)	4,999,688
Manhattan Asset FDG Co LLC, 0.210%, 3/02/2021(2)	2,499,985
Manhattan Asset FDG Co LLC, 0.230%, 4/07/2021(2)	2,499,409
Metlife Funding LLC, 0.130%, 3/22/2021(2)	3,849,708
Mitsubishi UFJ Trust and Banking Cororation, 0.140%, 5/11/2021(2)	4,998,619
Mitsubishi UFJ Trust and Banking Cororation, 0.200%, 8/24/2021(2)	1,998,044
Mizuho Bank Ltd., 0.120%, 3/30/2021(2)	2,000,246
Mizuho Bank Ltd., 0.135% (LIBOR 1 Month + 9 Basis point), 3/30/2021(3)	2,500,192
Nationwide Building Society, 0.120%, 3/19/2021(2)	3,499,790
Nationwide Building Society, 0.130%, 3/17/2021(2)	2,499,856
Nationwide Building Society, 0.140%, 3/12/2021(2)	2,999,872
Nationwide Building Society, 0.140%, 3/31/2021(2)	3,999,533
Nationwide Building Society, 0.170%, 3/01/2021(2)	2,000,000
Nordea Bank Abp, 0.207% (LIBOR 1 Month + 10 Basis point), 9/15/2021(3)	2,500,015
Nordea Bank Abp, 0.283% (LIBOR 3 Month + 10 Basis point), 5/21/2021(3)	3,400,982

Description	Value
Old Line Funding LLC, 0.200%, 4/13/2021(2)	$1,999,522
Old Line Funding LLC, 0.270%, 6/14/2021(2)	2,498,031
Royal Bank of Canada, 0.331%, 12/16/2021(2)	2,001,582
Royal Bank of Canada, 0.357% (LIBOR 3 Month + 12 Basis point), 6/18/2021(3)	3,401,401
Sheffield Receivables Co. LLC, 0.150%, 5/11/2021(2)	1,516,551
Sheffield Receivables Co. LLC, 0.186%, 3/31/2021(2)	4,499,304
Sheffield Receivables Co. LLC, 0.190%, 3/12/2021(2)	2,499,855
Sheffield Receivables Co. LLC, 0.190%, 4/19/2021(2)	999,741
Sheffield Receivables Co. LLC, 0.240%, 3/08/2021(2)	2,499,883
Sheffield Receivables Co. LLC, 0.240%, 4/01/2021(2)	2,749,432
Skandinaviska Enskilda Banken AB, 0.140%, 4/30/2021(2)	2,999,300
Skandinaviska Enskilda Banken AB, 0.220%, 3/01/2021(2)	2,500,000
Skandinaviska Enskilda Banken AB, 0.220%, 7/26/2021(2)	2,497,754
Starbird Funding Corp., 0.140%, 5/11/2021(2)	2,999,172
Starbird Funding Corp., 0.210%, 4/05/2021(2)	2,499,490
Starbird Funding Corp., 0.210%, 5/12/2021(2)	3,498,530
Starbird Funding Corp., 0.240%, 3/12/2021(2)	1,999,853
Starbird Funding Corp., 0.240%, 5/10/2021(2)	1,999,067
Starbird Funding Corp., 0.260%, 6/04/2021(2)	1,998,628
Svenska Handelsbanken AB, 0.236% (LIBOR 3 Month + 5 Basis point), 7/30/2021(3)	2,500,827
Svenska Handelsbanken AB, 0.240% (LIBOR 3 Month + 5 Basis point), 8/31/2021(3)	2,500,874
Swedbank AB, 0.145%, 5/03/2021(2)	4,998,731
Swedbank AB, 0.160%, 3/08/2021(2)	2,499,922
Thunder Bay Funding LLC, 0.150%, 5/10/2021(2)	1,999,417
Thunder Bay Funding LLC, 0.150%, 6/22/2021(2)	2,998,587
Thunder Bay Funding LLC, 0.180%, 8/16/2021(2)	1,998,320
Thunder Bay Funding LLC, 0.210%, 10/15/2021(2)	2,496,675
Toronto-Dominion Bank, 0.150%, 3/19/2021(2)	2,499,813
Toronto-Dominion Bank, 0.230%, 2/16/2022(2)	2,000,380
Toronto-Dominion Bank, 0.322% (LIBOR 3 Month + 9 Basis point), 12/03/2021(3)	2,500,000
Toronto-Dominion Bank, 0.340% (LIBOR 3 Month + 11 Basis point), 6/10/2021(3)	3,501,238
Versailles Commercial Paper LLC, 0.100%, 3/24/2021(2)	2,399,847
Versailles Commercial Paper LLC, 0.160%, 5/10/2021(2)	3,998,755
Versailles Commercial Paper LLC, 0.170%, 5/05/2021(2)	2,499,233
Victory Receivables Corp., 0.100%, 3/18/2021(2)	1,999,906
Victory Receivables Corp., 0.140%, 5/03/2021(2)	1,999,510
Victory Receivables Corp., 0.150%, 3/31/2021(2)	4,999,375
Victory Receivables Corp., 0.200%, 4/07/2021(2)	4,499,075
Westpac Banking Corp., 0.180%, 2/11/2022(2)	1,999,844
Other	(23,829)

Total	$385,727,931

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Each issue shows the rate of the discount at the time of purchase.
(3)

Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2021.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

BMO Funds

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 28, 2021 the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of February 28, 2021.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$220,344,019	$—	$—	$220,344,019
Short-Term Investments	1,701,579	19,769,220	—	21,470,799

Total	$222,045,598	$19,769,220	$—	$241,814,818

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$272,431,557	$—	$—	$272,431,557
Short-Term Investments	5,719,482	20,805,575	—	26,525,057

Total	$278,151,039	$20,805,575	$—	$298,956,614

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$294,958,523	$—	$—	$294,958,523
Short-Term Investments	4,247,319	47,847,800	—	52,095,119

Total	$299,205,842	$47,847,800	$—	$347,053,642

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$462,414,550	$—	$—	$462,414,550
Short-Term Investments	9,278,082	22,300,971	—	31,579,053

Total	$471,692,632	$22,300,971	$—	$493,993,603

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$45,024,398	$—	$—	$45,024,398
Short-Term Investments	419,779	8,161,400	—	8,581,179

Total	$45,444,177	$8,161,400	$—	$53,605,577

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$22,113,464	$—	$—	$22,113,464
Short-Term Investments	462,454	5,512,750	—	5,975,204

Total	$22,575,918	$5,512,750	$—	$28,088,668

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$91,719,531	$—	$—	$91,719,531
Short-Term Investments	1,224,144	14,959,701	—	16,183,845

Total	$92,943,675	$14,959,701	$—	$107,903,376

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$115,281,485	$—	$—	$115,281,485
Short-Term Investments	468,209	29,650,010	—	30,118,219

Total	$115,749,694	$29,650,010	$—	$145,399,704

Notes to Financial Statements (continued)

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$45,737	$—	$—	$45,737
Bermuda	54,279	—	—	54,279
Canada	379,743	—	—	379,743
Cayman Islands	162,768	—	—	162,768
China	33,487	—	—	33,487
France	28,900	—	—	28,900
Germany	33,619	—	—	33,619
Hong Kong	169,349	—	—	169,349
Hungary	12,206	—	—	12,206
Israel	42,672	—	—	42,672
Italy	177,500	—	—	177,500
Japan	641,573	—	—	641,573
Mexico	54,615	—	—	54,615
Netherlands	140,583	—	—	140,583
New Zealand	111,577	—	—	111,577
Philippines	113,371	—	—	113,371
Singapore	158,232	—	—	158,232
South Korea	9,013	—	—	9,013
Spain	29,510	—	—	29,510
Switzerland	216,237	—	—	216,237
Taiwan	251,648	—	—	251,648
United Kingdom	121,472	—	—	121,472
United States	1,246,067	—	—	1,246,067
Short-Term Investments	175,968	—	—	175,968

Total	$4,410,126	$—	$—	$4,410,126

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,659,126	$—	$—	$3,659,126
China	719,175	—	—	719,175
Denmark	1,023,498	—	—	1,023,498
Finland	729,242	—	—	729,242
France	2,592,768	—	—	2,592,768
Germany	2,111,551	—	—	2,111,551
Hong Kong	212,664	—	—	212,664
Italy	2,050,276	—	—	2,050,276
Japan	9,586,741	—	—	9,586,741
Jersey	498,210	—	—	498,210
Netherlands	3,051,532	—	—	3,051,532
New Zealand	278,977	—	—	278,977
Norway	537,073	—	—	537,073
Singapore	1,644,965	—	—	1,644,965
Spain	690,393	—	—	690,393
Sweden	1,105,218	—	—	1,105,218
Switzerland	5,755,911	—	—	5,755,911
United Kingdom	4,367,619	—	—	4,367,619
Short-Term Investments	1,665,212	—	—	1,665,212

Total	$42,280,151	$—	$—	$42,280,151

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$75,229,418	$—	$—	$75,229,418
Finland	19,109,700	—	—	19,109,700
France	53,843,116	—	—	53,843,116
Germany	52,518,929	—	—	52,518,929
Hong Kong	35,068,259	—	—	35,068,259
Indonesia	15,180,530	—	—	15,180,530
Japan	99,289,643	—	—	99,289,643
Malaysia	20,751,298	—	—	20,751,298
Netherlands	16,813,114	—	—	16,813,114
Norway	12,735,440	—	—	12,735,440
Singapore	42,670,957	—	—	42,670,957
Sweden	10,450,456	—	—	10,450,456
Switzerland	81,359,343	—	—	81,359,343
Taiwan	21,119,276	—	—	21,119,276
United Kingdom	136,834,674	—	—	136,834,674
Preferred Stocks
Germany	11,531,541	—	—	11,531,541
Short-Term Investments	56,221,493	—	—	56,221,493

Total	$760,727,187	$—	$—	$760,727,187

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,402,329	$—	$—	$7,402,329
Cayman Islands	20,456,362	—	—	20,456,362
China	56,087,057	—	—	56,087,057
Hong Kong	36,901,468	—	—	36,901,468
India	78,982,797	—	—	78,982,797
Indonesia	8,759,089	—	—	8,759,089
Jersey	7,378,954	—	—	7,378,954
Mexico	12,413,440	—	—	12,413,440
Netherlands	10,695,026	—	—	10,695,026
Nigeria	3,640,353	—	—	3,640,353
Portugal	5,444,493	—	—	5,444,493
Russia	9,792,489	—	—	9,792,489
South Africa	14,611,614	—	—	14,611,614
South Korea	8,294,059	—	—	8,294,059
Taiwan	30,471,430	—	—	30,471,430
Thailand	3,419,956	—	—	3,419,956
United Kingdom	4,744,808	—	—	4,744,808
United States	5,515,330	—	—	5,515,330
Vietnam	7,477,961	—	—	7,477,961
Common Stock Units	5,325,203	—	—	5,325,203
Short-Term Investments	9,860,728	—	—	9,860,728

Total	$347,674,946	$—	$—	$347,674,946

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$513,105,893	$—	$513,105,893
Mutual Funds	27,320,000	—	—	27,320,000
Repurchase Agreements	—	3,937,049	—	3,937,049
Short-Term Investments	—	11,710,000	—	11,710,000

Total	$27,320,000	$528,752,942	$—	$556,072,942

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$120,457,195	$—	$120,457,195
Mutual Funds	1,400,000	—	—	1,400,000
Repurchase Agreements	—	2,040,999	—	2,040,999

Total	$1,400,000	$122,498,194	$—	$123,898,194

BMO Funds

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$39,031,136	$—	$39,031,136
Collateralized Mortgage Obligations	—	11,986,633	—	11,986,633
Commercial Mortgage Securities	—	6,812,635	—	6,812,635
Corporate Bonds & Notes	—	157,644,700	—	157,644,700
U.S. Government & U.S. Government Agency Obligations	—	47,825,652	—	47,825,652
U.S. Government Agency-Mortgage Securities	—	5,530,786	—	5,530,786
Short-Term Investments	6,927,631	36,838,550	—	43,766,181

Total	$6,927,631	$305,670,092	$—	$312,597,723

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,902,806,797	$—	$1,902,806,797
Mutual Funds	17,000,000	—	—	17,000,000
Repurchase Agreements	—	419,918	—	419,918
Short-Term Investments	—	5,000,000	—	5,000,000

Total	$17,000,000	$1,908,226,715	$—	$1,925,226,715

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$136,535	$—	$136,535
Collateralized Mortgage Obligations	—	9,193,769	—	9,193,769
Commercial Mortgage Securities	—	7,226,798	—	7,226,798
Corporate Bonds & Notes	—	68,318,506	—	68,318,506
U.S. Government Agency-Mortgage Securities	—	3,455,995	—	3,455,995
Short-Term Investments	2,157,338	12,310,519	—	14,467,857

Total	$2,157,338	$100,642,122	$—	$102,799,460

	Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$415,310,153	$—	$415,310,153
Short-Term Investments	15,428,353	38,458,915	—	53,887,268

Total	$15,428,353	$453,769,068	$—	$469,197,421

	Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,103,511	$—	$6,103,511
Collateralized Mortgage Obligations	—	64,599,754	—	64,599,754
Commercial Mortgage Securities	—	66,408,729	—	66,408,729
Corporate Bonds & Notes	—	534,015,278	—	534,015,278
U.S. Government & U.S. Government Agency Obligations	—	227,696,085	—	227,696,085
U.S. Government Agency-Mortgage Securities	—	285,666,289	—	285,666,289
Short-Term Investments	21,450,109	134,607,299	—	156,057,408

Total	$21,450,109	$1,319,096,945	$—	$1,340,547,054

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$265,150,391	$—	$—	$265,150,391
Repurchase Agreements	—	1,569,235,055	—	1,569,235,055
U.S. Government & U.S. Government Agency Obligations	—	1,870,769,874	—	1,870,769,874
U.S. Treasury Bills	—	441,095,620	—	441,095,620

Total	$265,150,391	$3,881,100,549	$—	$4,146,250,940

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$321,039,426	$—	$321,039,426
Mutual Funds	6,310,641	—	—	6,310,641

Total	$6,310,641	$321,039,426	$—	$327,350,067

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$60,252,394	$—	$60,252,394
Commercial Paper	—	473,221,950	—	473,221,950
Mutual Funds	25,612,781	—	—	25,612,781
Repurchase Agreements	—	14,991,291	—	14,991,291
U.S. Government & U.S. Government Agency Obligations	—	5,500,000	—	5,500,000

Total	$25,612,781	$553,965,635	$—	$579,578,416

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	3,246,327	32,120,308	551,723	2,358,690
Institutional class of shares	31,385,350	191,087,540	19,595,183	67,582,616
Retirement class R-6 of shares	—	—	—	—

Net proceeds from sale of shares	34,631,677	223,207,848	20,146,906	69,941,306
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	257,031	1,409,734	78,527	326,623
Institutional class of shares	1,985,104	7,319,090	1,922,242	6,188,357
Retirement class R-6 of shares	—	—	—	—

Net proceeds from shares issued:	2,242,135	8,728,824	2,000,769	6,514,980
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(19,578,138)	(19,107,101)	(1,340,529)	(8,587,418)
Institutional class of shares	(51,739,097)	(149,067,381)	(30,673,508)	(125,620,533)
Retirement class R-6 of shares	—	—	—	—

Net cost of shares redeemed	(71,317,235)	(168,174,482)	(32,014,037)	(134,207,951)

Net change resulting from fund share transactions in dollars	$(34,443,423)	$63,762,190	$(9,866,362)	$(57,751,665)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	216,538	2,111,328	38,122	183,644
Institutional class of shares	2,082,906	12,619,398	1,329,710	5,069,501
Retirement class R-6 of shares	—	—	—	—

Net sale of shares	2,299,444	14,730,726	1,367,832	5,253,145
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	17,213	93,665	5,559	25,598
Institutional class of shares	132,156	489,176	136,373	487,143
Retirement class R-6 of shares	—	—	—	—

Net shares issued	149,369	582,841	141,932	512,741
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(1,290,815)	(1,270,951)	(92,650)	(661,704)
Institutional class of shares	(3,419,764)	(10,326,579)	(2,094,532)	(9,518,623)
Retirement class R-6 of shares	—	—	—	—

Net shares redeemed	(4,710,579)	(11,597,530)	(2,187,182)	(10,180,327)

Net change resulting from fund share transactions in shares	(2,261,766)	3,716,037	(677,418)	(4,414,441)

BMO Funds

Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$—	$—	$957,509	$3,175,158	$—	$—	$—	$—
212,894	691,833	331,997	56,188	418,277	1,216,861	1,641,046	722,620
9,596,704	114,779,390	6,002,328	26,765,540	1,072,200	11,206,657	23,109,834	10,815,063
998,181	13,678,690	20,955,563	72,606,416	370,082	5,171,945	725	717,383

10,807,779	129,149,913	28,247,397	102,603,302	1,860,559	17,595,463	24,751,605	12,255,066

—	—	4,788,048	2,703,872	—	—	—	—
79,656	304,418	65,972	29,377	780,889	445,269	7,288,125	1,745,071
1,448,275	4,481,673	8,951,386	6,990,904	117,938	1,285,239	11,330,633	9,036,497
251,153	940,488	21,687,847	11,948,943	171,951	215,944	11,677	919,723

1,779,084	5,726,579	35,493,253	21,673,096	1,070,778	1,946,452	18,630,435	11,701,291

—	—	(6,393,524)	(10,871,342)	—	—	—	—
(721,132)	(5,290,805)	(98,500)	(255,095)	(4,319,476)	(9,502,592)	(1,992,357)	(3,268,291)
(23,567,144)	(122,157,202)	(22,200,259)	(106,408,111)	(59,508,255)	(26,896,038)	(93,370,987)	(19,729,078)
(3,579,562)	(36,430,777)	(25,664,240)	(104,465,165)	(8,342,816)	(6,259,583)	(7,221,919)	(2,326,032)

(27,867,838)	(163,878,784)	(54,356,523)	(221,999,713)	(72,170,547)	(42,658,213)	(102,585,263)	(25,323,401)

$(15,280,975)	$(29,002,292)	$9,384,127	$(97,723,315)	$(69,239,210)	$(23,116,298)	$(59,203,223)	$(1,367,044)

—	—	43,489	177,230	—	—	—	—
14,159	52,253	15,121	3,152	41,310	135,941	110,104	55,974
652,235	8,186,602	271,770	1,466,854	109,282	1,203,845	1,359,888	759,578
65,771	1,031,995	942,541	4,175,985	35,233	655,855	53	57,779

732,165	9,270,850	1,272,921	5,823,221	185,825	1,995,641	1,470,045	873,331

—	—	225,320	149,965	—	—	—	—
5,699	24,549	3,109	1,631	74,513	41,809	807,101	131,406
103,357	357,432	416,731	384,116	11,307	121,709	1,111,936	636,821
17,885	74,135	1,007,800	655,455	16,518	20,449	1,136	64,092

126,941	456,116	1,652,960	1,191,167	102,338	183,967	1,920,173	832,319

—	—	(291,645)	(600,217)	—	—	—	—
(49,756)	(394,329)	(4,578)	(13,541)	(417,736)	(986,657)	(195,335)	(247,002)
(1,613,883)	(9,136,269)	(994,345)	(5,729,694)	(6,825,998)	(2,929,775)	(6,867,175)	(1,444,717)
(241,317)	(2,537,399)	(1,151,975)	(5,391,655)	(937,312)	(657,555)	(480,501)	(165,332)

(1,904,956)	(12,067,997)	(2,442,543)	(11,735,107)	(8,181,046)	(4,573,987)	(7,543,011)	(1,857,051)

(1,045,850)	(2,341,031)	483,338	(4,720,719)	(7,892,883)	(2,394,379)	(4,152,793)	(151,401)

Notes to Financial Statements (continued)

	Small-Cap Value Fund		Small-Cap Growth Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Advisor class of shares	$48,615	$155,290	$401,718	$953,307
Institutional class of shares	20,076,888	9,707,579	2,641,978	11,702,384
Retirement class R-6 of shares	7,093,328	2,278,731	—	—

Net proceeds from sale of shares	27,218,831	12,141,600	3,043,696	12,655,691
Net asset value of shares issued to shareholders in payment of distributions declared:
Advisor class of shares	8,435	32,323	1,082,603	541,680
Institutional class of shares	287,839	590,699	2,660,082	1,216,969
Retirement class R-6 of shares	50,296	103,017	—	—

Net proceeds from shares issued:	346,570	726,039	3,742,685	1,758,649
Cost of shares redeemed:
Advisor class of shares	(340,058)	(1,472,641)	(3,170,350)	(7,876,028)
Institutional class of shares	(4,319,752)	(9,349,615)	(14,036,141)	(16,734,404)
Retirement class R-6 of shares	(1,946,397)	(2,371,533)	—	—

Net cost of shares redeemed	(6,606,207)	(13,193,789)	(17,206,491)	(24,610,432)
Redemption fees	—	—	—	—

Net change resulting from fund share transactions in dollars	$20,959,194	$(326,150)	$(10,420,110)	$(10,196,092)

Capital stock transactions in shares:
Sale of shares:
Advisor class of shares	3,862	17,727	20,850	63,428
Institutional class of shares	1,531,025	933,645	127,451	733,207
Retirement class R-6 of shares	501,665	235,799	—	—

Net sale of shares	2,036,552	1,187,171	148,301	796,635
Shares issued to shareholders in payment of distributions declared:
Advisor class of shares	688	2,639	57,585	33,160
Institutional class of shares	23,064	47,483	133,740	70,735
Retirement class R-6 of shares	3,988	8,202	—	—

Net shares issued	27,740	58,324	191,325	103,895
Shares redeemed:
Advisor class of shares	(27,877)	(143,070)	(173,062)	(512,950)
Institutional class of shares	(370,862)	(902,350)	(711,949)	(1,055,893)
Retirement class R-6 of shares	(156,117)	(214,190)	—	—

Net shares redeemed	(554,856)	(1,259,610)	(885,011)	(1,568,843)

Net change resulting from fund share transactions in shares	1,509,436	(14,115)	(545,385)	(668,313)

BMO Funds

Global Low Volatility Equity Fund		Disciplined International Equity Fund		Pyrfor International Stock Fund		LGM Emerging Markets Equity Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$6,575	$116,082	$451	$5,905	$7,535	$430,593	$559,317	$484,183
160,057	2,474,659	3,365,021	8,911,440	50,967,046	79,554,019	66,917,505	47,060,713
—	—	—	—	23,584,348	101,227,930	—	—

166,632	2,590,741	3,365,472	8,917,345	74,558,929	181,212,542	67,476,822	47,544,896

5,479	32,275	946	1,704	28,673	65,462	92,071	88,930
265,042	1,751,547	697,205	1,332,077	8,650,698	10,131,885	6,950,205	5,708,568
—	—	—	—	5,750,643	5,676,558	—	—

270,521	1,783,822	698,151	1,333,781	14,430,014	15,873,905	7,042,276	5,797,498

(47,273)	(693,070)	(502)	(4,672)	(163,989)	(3,395,729)	(282,327)	(1,954,509)
(9,619,634)	(18,527,710)	(5,408,906)	(30,679,011)	(45,157,151)	(131,364,725)	(27,286,302)	(84,857,826)
—	—	—	—	(20,229,160)	(47,624,491)	—	—

(9,666,907)	(19,220,780)	(5,409,408)	(30,683,683)	(65,550,300)	(182,384,945)	(27,568,629)	(86,812,335)
—	25	—	38,332	90	1,686	1,096	4,949

$(9,229,754)	$(14,846,192)	$(1,345,785)	$(20,394,225)	$23,438,733	$14,703,188	$46,951,565	$(33,464,992)

644	10,104	47	582	553	32,611	32,911	34,675
16,454	216,765	335,572	869,738	3,688,688	6,441,429	4,004,586	3,471,923
—	—	—	—	1,783,181	7,811,908	—	—

17,098	226,869	335,619	870,320	5,472,422	14,285,948	4,037,497	3,506,598

582	2,887	91	164	2,032	4,803	5,467	5,897
27,870	155,555	67,039	128,208	628,228	760,081	414,690	381,079
—	—	—	—	417,621	425,848	—	—

28,452	158,442	67,130	128,372	1,047,881	1,190,732	420,157	386,976

(4,750)	(60,958)	(49)	(465)	(11,913)	(256,802)	(17,548)	(135,602)
(922,415)	(2,035,559)	(544,629)	(3,064,886)	(3,376,010)	(10,222,850)	(1,663,835)	(6,292,131)
—	—	—	—	(1,477,281)	(3,686,312)	—	—

(927,165)	(2,096,517)	(544,678)	(3,065,351)	(4,865,204)	(14,165,964)	(1,681,383)	(6,427,733)

(881,615)	(1,711,206)	(141,929)	(2,066,659)	1,655,099	1,310,716	2,776,271	(2,534,159)

Notes to Financial Statements (continued)

	Ultra Short Tax-Free Fund		Short Tax-Free Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—
Advisor class of shares	576,818	1,936,853	311,715	1,568,044
Institutional class of shares	232,839,817	474,377,875	29,777,136	33,747,802

Net proceeds from sale of shares	233,416,635	476,314,728	30,088,851	35,315,846
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	29,630	142,124	17,472	46,765
Institutional class of shares	1,044,091	3,468,081	309,105	744,033

Net proceeds from shares issued:	1,073,721	3,610,205	326,577	790,798
Cost of shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(775,762)	(5,565,487)	(417,551)	(1,819,799)
Institutional class of shares	(211,381,245)	(495,991,627)	(26,073,480)	(65,864,914)

Net cost of shares redeemed	(212,157,007)	(501,557,114)	(26,491,031)	(67,684,713)

Net change resulting from fund share transactions in dollars	$22,333,349	$(21,632,181)	$3,924,397	$(31,578,069)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—
Advisor class of shares	57,068	192,388	30,299	153,038
Institutional class of shares	23,072,543	47,128,522	2,883,168	3,297,297

Net sale of shares	23,129,611	47,320,910	2,913,467	3,450,335
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—
Advisor class of shares	2,934	14,103	1,695	4,572
Institutional class of shares	103,471	344,437	29,965	72,667

Net shares issued	106,405	358,540	31,660	77,239
Shares redeemed:
Investor class of shares	—	—	—	—
Advisor class of shares	(76,791)	(553,199)	(40,583)	(177,891)
Institutional class of shares	(20,935,406)	(49,280,153)	(2,530,471)	(6,462,912)

Net shares redeemed	(21,012,197)	(49,833,352)	(2,571,054)	(6,640,803)

Net change resulting from fund share transactions in shares	2,223,819	(2,153,902)	374,073	(3,113,229)

BMO Funds

Short-Term Income Fund		Intermediate Tax-Free Fund		Strategic Income Fund		Corporate Income Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$—	$—	$35,967,395	$74,637,725	$3,827,806	$949,227	$19,012,224	$21,858,490
3,021,561	4,070,227	1,675,060	2,872,891	6,121,862	1,273,157	501,200	3,230,923
89,360,147	134,279,025	171,567,333	372,657,401	16,236,701	1,120,488	68,660,996	131,082,235

92,381,708	138,349,252	209,209,788	450,168,017	26,186,369	3,342,872	88,174,420	156,171,648

—	—	5,401,339	12,469,066	977,122	3,659,919	1,971,602	2,959,675
126,516	382,780	68,584	129,411	246,414	867,078	73,578	217,463
1,169,267	2,657,527	13,674,605	28,433,698	153,646	341,411	4,091,358	4,016,426

1,295,783	3,040,307	19,144,528	41,032,175	1,377,182	4,868,408	6,136,538	7,193,564

—	—	(34,791,734)	(169,172,197)	(3,029,875)	(8,907,781)	(11,488,810)	(30,657,413)
(2,101,329)	(8,796,687)	(820,445)	(2,436,241)	(4,962,542)	(1,769,963)	(379,526)	(6,813,290)
(45,334,338)	(156,380,098)	(111,283,814)	(351,331,662)	(927,834)	(4,216,997)	(45,083,660)	(84,513,304)

(47,435,667)	(165,176,785)	(146,895,993)	(522,940,100)	(8,920,251)	(14,894,741)	(56,951,996)	(121,984,007)

$46,241,824	$(23,787,226)	$81,458,323	$(31,739,908)	$18,643,300	$(6,683,461)	$37,358,962	$41,381,205

—	—	3,104,825	6,555,552	397,759	102,989	1,321,302	1,578,690
316,695	430,903	144,673	250,687	641,966	137,193	34,694	237,000
9,346,791	14,178,308	14,849,094	32,659,798	1,675,427	120,817	4,781,148	9,537,053

9,663,486	14,609,211	18,098,592	39,466,037	2,715,152	360,999	6,137,144	11,352,743

—	—	467,878	1,090,900	102,257	398,286	137,148	215,523
13,259	40,444	5,939	11,324	25,788	94,375	5,120	15,900
122,350	280,207	1,185,476	2,491,419	16,008	37,049	284,937	291,832

135,609	320,651	1,659,293	3,593,643	144,053	529,710	427,205	523,255

—	—	(3,009,457)	(14,981,722)	(315,818)	(969,104)	(798,846)	(2,284,300)
(220,223)	(930,304)	(70,855)	(214,322)	(524,589)	(193,570)	(26,351)	(520,331)
(4,742,384)	(16,547,806)	(9,640,589)	(31,203,613)	(96,441)	(453,457)	(3,131,419)	(6,290,520)

(4,962,607)	(17,478,110)	(12,720,901)	(46,399,657)	(936,848)	(1,616,131)	(3,956,616)	(9,095,151)

4,836,488	(2,548,248)	7,036,984	(3,339,977)	1,922,357	(725,422)	2,607,733	2,780,847

Notes to Financial Statements (continued)

	Core Plus Bond Fund		Government Money Market Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$21,293,625	$35,968,047	$1,753,473,255	$2,578,764,198
Advisor class of shares	772,617	1,171,193	—	—
Institutional class of shares	194,417,290	295,578,965	—	—
Premier class of shares	—	—	5,490,195,723	12,674,092,078

Net proceeds from sale of shares	216,483,532	332,718,205	7,243,668,978	15,252,856,276
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,143,600	2,330,523	2,148	767,390
Advisor class of shares	56,743	113,313	—	—
Institutional class of shares	13,447,463	28,477,908	—	—
Premier class of shares	—	—	26,747	2,647,786

Net proceeds from shares issued:	14,647,806	30,921,744	28,895	3,415,176
Cost of shares redeemed:
Investor class of shares	(11,287,412)	(23,869,582)	(1,630,391,727)	(2,784,757,727)
Advisor class of shares	(170,942)	(704,373)	—	—
Institutional class of shares	(153,667,564)	(241,088,052)	—	—
Premier class of shares	—	—	(5,432,604,006)	(11,723,965,756)

Net cost of shares redeemed	(165,125,918)	(265,662,007)	(7,062,995,733)	(14,508,723,483)

Net change resulting from fund share transactions in dollars	$66,005,420	$97,977,942	$180,702,140	$747,547,969

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,716,059	2,977,900	1,753,473,255	2,578,764,198
Advisor class of shares	62,307	96,429	—	—
Institutional class of shares	15,675,685	24,547,106	—	—
Premier class of shares	—	—	5,490,195,723	12,674,092,078

Net sale of shares	17,454,051	27,621,435	7,243,668,978	15,252,856,276
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	92,282	192,692	2,148	767,390
Advisor class of shares	4,579	9,372	—	—
Institutional class of shares	1,085,513	2,355,842	—	—
Premier class of shares	—	—	26,747	2,647,786

Net shares issued	1,182,374	2,557,906	28,895	3,415,176
Shares redeemed:
Investor class of shares	(908,670)	(1,985,930)	(1,630,391,727)	(2,784,757,727)
Advisor class of shares	(13,778)	(58,845)	—	—
Institutional class of shares	(12,365,280)	(20,110,009)	—	—
Premier class of shares	—	—	(5,432,604,006)	(11,723,965,756)

Net shares redeemed	(13,287,728)	(22,154,784)	(7,062,995,733)	(14,508,723,483)

Net change resulting from fund share transactions in shares	5,348,697	8,024,557	180,702,140	747,547,969

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund
Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

$55,241,519	$98,378,590	$104,462,174	$306,452,583
—	—	—	—
—	—	—	—
406,587,785	565,214,220	155,334,583	538,048,152

461,829,304	663,592,810	259,796,757	844,500,735

5,533	407,224	12,824	1,612,812
—	—	—	—
—	—	—	—
427	12,493	195	72,492

5,960	419,717	13,019	1,685,304

(70,291,884)	(109,479,869)	(102,747,313)	(287,753,703)
—	—	—	—
—	—	—	—
(508,634,808)	(576,481,130)	(189,807,754)	(442,604,451)

(578,926,692)	(685,960,999)	(292,555,067)	(730,358,154)

$(117,091,428)	$(21,948,472)	$(32,745,291)	$115,827,885

27,620,760	98,378,590	104,462,174	306,452,583
—	—	—	—
—	—	—	—
203,293,893	565,214,220	155,334,583	538,048,152

230,914,653	663,592,810	259,796,757	844,500,735

2,767	407,224	12,824	1,612,812
—	—	—	—
—	—	—	—
213	12,493	195	72,492

2,980	419,717	13,019	1,685,304

(35,145,942)	(109,479,869)	(102,747,313)	(287,753,703)
—	—	—	—
—	—	—	—
(254,317,404)	(576,481,130)	(189,807,754)	(442,604,451)

(289,463,346)	(685,960,999)	(292,555,067)	(730,358,154)

(58,545,713)	(21,948,472)	(32,745,291)	115,827,885

Notes to Financial Statements (continued)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers receive any compensation from the Funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.400%	0.390%	0.350%	0.300%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.500	0.490	0.450	0.400
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
Corporate Income Fund	0.200	0.190	0.150	0.100
Core Plus Bond Fund	0.250	0.160	0.120	0.100

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	on the next $2 billion
Large-Cap Value Fund	0.350%	0.325%	0.300%
Large-Cap Growth Fund	0.350	0.325	0.300
Disciplined International Equity Fund	0.600	0.575	0.550

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2021, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or

BMO Funds

terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class	Advisor Class	Institutional Class	Premier Class	Retirement Class R-6
Low Volatility Equity Fund		0.90%	0.65%
Dividend Income Fund		0.90	0.65
Large-Cap Value Fund		0.79	0.54		0.39%
Large-Cap Growth Fund	0.79%	0.79	0.54		0.39
Mid-Cap Value Fund		1.24	0.99		0.84
Mid-Cap Growth Fund		1.24	0.99		0.84
Small-Cap Value Fund		1.24	0.99		0.84
Small-Cap Growth Fund		1.24	0.99
Global Low Volatility Equity Fund		1.10	0.85
Disciplined International Equity Fund		1.15	0.90
Pyrford International Stock Fund		1.19	0.94		0.79
LGM Emerging Markets Equity Fund		1.40	1.15
Ultra Short Tax-Free Fund		0.55	0.30
Short Tax-Free Fund		0.55	0.40
Short-Term Income Fund		0.60	0.35
Intermediate Tax-Free Fund	0.54	0.54	0.31
Strategic Income Fund	0.80	0.80	0.55
Corporate Income Fund	0.59	0.59	0.41
Core Plus Bond Fund	0.56	0.56	0.31
Government Money Market Fund	0.46			0.21%
Tax-Free Money Market Fund	0.45			0.20
Prime Money Market Fund	0.46			0.21

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of the average daily net assets of the Fund’s Advisor Class shares.

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund(1)	Disciplined International Equity(1)	Government Money Market Fund(1)
Dividend Income Fund(1)	Pyrford International Stock Fund(1)	Tax-Free Money Market Fund(1)
Large-Cap Value Fund(1)	LGM Emerging Markets Equity Fund	Prime Money Market Fund(1)
Large-Cap Growth Fund(1)	Ultra Short Tax-Free Fund(1)
Mid-Cap Value Fund(1)	Short Tax-Free Fund(1)
Mid-Cap Growth Fund(1)	Short-Term Income Fund(1)
Small-Cap Value Fund(1)	Intermediate Tax-Free Fund(1)
Small-Cap Core Fund(1)	Strategic Income Fund(1)
Small-Cap Growth Fund(1)	Corporate Income Fund(1)
Global Low Volatility Equity Fund	Core Plus Bond Fund(1)

Notes to Financial Statements (continued)

(1)	For the period ended February 28, 2021, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Premier Class
Low Volatility Equity Fund	$—	$24,342	$160,308	$—
Dividend Income Fund	—	6,727	185,271	—
Large-Cap Value Fund	—	11,161	167,818	—
Large-Cap Growth Fund	48,426	626	88,491	—
Mid-Cap Value Fund	—	22,520	11,427	—
Mid-Cap Growth Fund	—	11,272	14,702	—
Small-Cap Value Fund	—	1,249	37,696	—
Small-Cap Growth Fund	—	22,212	55,662	—
Disciplined International Equity Fund	—	109	29,582	—
Pyrford International Stock Fund	—	1,321	347,169	—
Ultra Short Tax-Free Fund	—	9,575	415,707	—
Short Tax-Free Fund	—	2,478	89,424	—
Short-Term Income Fund	—	15,474	172,063	—
Intermediate Tax-Free Fund	329,258	4,086	1,081,748	—
Strategic Income Fund	39,709	10,181	7,100	—
Corporate Income Fund	76,383	2,836	228,593	—
Core Plus Bond Fund	72,074	3,559	826,767	—
Government Money Market Fund	121,438	—	—	534,393
Tax-Free Money Market Fund	11,051	—	—	59,712
Prime Money Market Fund	45,136	—	—	53,653

Securities Lending—Certain Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2021:

Fund	Fees Paid
Low Volatility Equity Fund	$2,867
Dividend Income Fund	2,271
Large-Cap Value Fund	4,502
Large-Cap Growth Fund	2,660
Mid-Cap Value Fund	1,226
Mid-Cap Growth Fund	1,199

Fund	Fees Paid
Small-Cap Value Fund	$1,431
Small-Cap Growth Fund	3,970
Short-Term Income Fund	4,826
Strategic Income Fund	3,460
Corporate Income Fund	8,475
Core Plus Bond Fund	12,954

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end.

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds (1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	$4,254,460	$21,481,776	$25,735,231	$851	$(1,856)	$—	$1,464	$—
Dividend Income Fund	5,160,131	9,323,159	14,482,514	713	(1,489)	—	1,698	—
Large-Cap Value Fund	3,589,882	12,472,203	16,061,831	162	(416)	—	1,072	—
Large-Cap Growth Fund	2,951,726	27,793,751	30,743,352	590	(2,715)	—	2,674	—
Mid-Cap Value Fund	1,403,585	5,487,148	6,890,896	281	(118)	—	146	—
Mid-Cap Growth Fund	1,582,909	15,041,709	16,624,611	317	(324)	—	288	—
Small-Cap Value Fund	1,651,709	3,875,920	5,527,572	271	(328)	—	363	—
Small-Cap Growth Fund	1,915,098	8,646,616	10,561,709	291	(296)	—	444	—
Global Low Volatility Equity Fund	172,064	288,152	460,219	34	(31)	—	32	—
Disciplined International Equity Fund	885,003	4,636,205	5,521,077	177	(308)	—	244	—
Pyrford International Stock Fund	30,794,964	29,852,649	60,646,162	(1,611)	160	—	4,867	—
LGM Emerging Markets Equity Fund	5,950,565	38,853,527	44,800,734	1,190	(4,548)	—	4,746	—
Short-Term Income Fund	7,069,356	41,894,271	48,963,160	1,414	(1,881)	—	1,738	—
Strategic Income Fund	702,920	14,661,522	15,363,811	104	(735)	—	760	—
Corporate Income Fund	18,017,006	60,500,728	78,515,675	1,839	(3,898)	—	3,754	—
Core Plus Bond Fund	24,129,137	147,725,914	171,851,254	4,139	(7,936)	—	9,251	—

BMO Funds

Security/Fund Description	Value, Beginning of Period	Purchases(1)	Sales Proceeds (1)	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class,0.010%
Low Volatility Equity Fund	$—	$17,046,012	$15,344,433	$—	$—	$1,701,579	$59	$—
Dividend Income Fund	—	13,939,033	8,219,551	—	—	5,719,482	93	—
Large-Cap Value Fund	—	10,920,251	6,672,932	—	—	4,247,319	68	—
Large-Cap Growth Fund	—	26,928,454	17,650,372	—	—	9,278,082	103	—
Mid-Cap Value Fund	—	2,591,481	2,171,702	—	—	419,779	8	—
Mid-Cap Growth Fund	—	1,755,396	1,292,942	—	—	462,454	6	—
Small-Cap Value Fund	—	4,289,941	3,065,797	—	—	1,224,144	19	—
Small-Cap Growth Fund	—	4,890,072	4,421,863	—	—	468,209	23	—
Global Low Volatility Equity Fund	—	214,239	163,045	—	—	51,194	2	—
Disciplined International Equity Fund	—	2,378,355	1,517,283	—	—	861,072	14	—
Pyrford International Stock Fund	—	57,449,012	14,778,404	—	—	42,670,608	413	—
LGM Emerging Markets Equity Fund	—	27,562,506	17,701,778	—	—	9,860,728	222	—
Short-Term Income Fund	—	61,733,813	54,806,182	—	—	6,927,631	235	—
Strategic Income Fund	—	20,105,043	17,947,705	—	—	2,157,338	79	—
Corporate Income Fund	—	48,441,520	33,013,167	—	—	15,428,353	308	—
Core Plus Bond Fund	—	94,417,435	72,967,326	—	—	21,450,109	360	—

Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Global Low Volatility Equity Fund	430,413	556,090	986,171	—	(332)	—	—	—
Disciplined International Equity Fund	532,390	2,402,989	2,935,426	—	47	—	—	—
Pyrford International Stock Fund	17,734,286	95,954,411	113,695,823	—	7,126	—	—	—

Collateral Investment for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Global Low Volatility Equity Fund	—	548,932	424,158	—	—	124,774	—	—
Disciplined International Equity Fund	—	2,714,252	1,910,112	—	—	804,140	—	—
Pyrford International Stock Fund	—	57,890,769	36,407,558	—	—	21,483,211	—	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Government Money Market Fund, Premier Class, 0.010%
Low Volatility Equity Fund	513,206	2,156,145	2,003,079	—	—	666,272	375	—
Dividend Income Fund	1,054,246	2,811,878	3,164,924	—	—	701,200	430	—
Large-Cap Value Fund	1,334,152	5,315,703	5,037,264	—	—	1,612,591	534	—
Large-Cap Growth Fund	1,086,000	2,967,516	3,301,917	—	—	751,599	587	—
Mid-Cap Value Fund	222,430	901,278	848,648	—	—	275,060	227	—
Mid-Cap Growth Fund	318,797	786,701	919,704	—	—	185,794	199	—
Small-Cap Value Fund	160,341	1,390,915	1,047,077	—	—	504,179	88	—
Small-Cap Growth Fund	498,064	2,947,065	2,445,849	—	—	999,280	203	—
Short-Term Income Fund	622,366	3,216,593	2,782,595	—	—	1,056,364	314	—
Strategic Income Fund	186,808	1,202,509	974,422	—	—	414,895	158	—
Corporate Income Fund	1,440,121	4,660,828	4,804,787	—	—	1,296,162	687	—
Core Plus Bond Fund	1,563,469	12,642,868	9,669,733	—	—	4,536,604	1,487	—

Collateral Pool Pro Rata Allocation for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 0.190%
Low Volatility Equity Fund	7,985,080	—	7,985,080	—	—	—	—	—
Dividend Income Fund	16,403,255	—	16,403,255	—	—	—	—	—
Large-Cap Value Fund	20,758,364	—	20,758,364	—	—	—	—	—
Large-Cap Growth Fund	16,897,322	—	16,897,322	—	—	—	—	—
Mid-Cap Value Fund	3,460,834	—	3,460,834	—	—	—	—	—
Mid-Cap Growth Fund	4,960,240	—	4,960,240	—	—	—	—	—
Small-Cap Value Fund	2,494,785	—	2,494,785	—	—	—	—	—
Small-Cap Growth Fund	7,749,483	—	7,749,483	—	—	—	—	—
Short-Term Income Fund	9,683,533	—	9,683,533	—	—	—	—	—
Corporate Income Fund	22,407,164	—	22,407,164	—	—	—	—	—
Core Plus Bond Fund	24,326,355	—	24,326,355	—	—	—	—	—

(1)	Includes adjustment for net change in Collateral Pool Pro Rata Allocation of value, at end of period.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Notes to Financial Statements (continued)

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 28, 2021, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$101,604	0.725%
Large-Cap Growth Fund	7,183	0.733
Mid-Cap Value Fund	20,559	0.735
Mid-Cap Growth Fund	138,503	0.734
Small-Cap Value Fund	2,039	0.738
Small-Cap Growth Fund	3,260	0.738
Global Low Volatility Equity Fund	27,121	0.836
Disciplined International Equity Fund	8,520	0.729
Ultra Short Tax-Free Fund	44,572	0.736
Short Tax-Free Fund	26,972	0.731
Intermediate Tax-Free Fund	4,283	0.705
Strategic Income Fund	840	0.739
Core Plus Bond Fund	23,124	1.250

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank, with an expiration of October 14, 2021. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate that is the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum is charged on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the period ended February 28, 2021.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2021 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$43,229,989	$74,861,218	$—	$—
Dividend Income Fund	42,366,513	53,372,733	—	—
Large-Cap Value Fund	68,943,491	84,728,941	—	—
Large-Cap Growth Fund	102,485,901	136,442,719	—	—
Mid-Cap Value Fund	11,292,794	80,292,323	—	—
Mid-Cap Growth Fund	28,335,013	105,364,308	—	—
Small-Cap Value Fund	45,555,410	24,617,210	—	—
Small-Cap Growth Fund	32,847,055	47,479,806	—	—
Global Low Volatility Equity Fund	817,385	10,208,886	—	—
Disciplined International Equity Fund	10,947,390	12,001,036	—	—
Pyrford International Stock Fund	54,822,420	43,407,460	—	—
LGM Emerging Markets Equity Fund	84,033,711	42,926,256	—	—
Ultra Short Tax-Free Fund	430,028,463	404,322,338	—	—
Short Tax-Free Fund	57,128,049	61,727,091	—	—
Short-Term Income Fund	65,949,871	26,077,469	29,754,130	23,658,387
Intermediate Tax-Free Fund	326,103,516	252,814,667	—	—
Strategic Income Fund	25,942,440	12,684,117	4,040,885	278,201
Corporate Income Fund	99,681,906	62,306,149	—	—
Core Plus Bond Fund	132,875,035	70,541,365	125,585,166	116,722,120

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion and premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for

BMO Funds

Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). There are no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2021. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Low Volatility Equity Fund	$207,130,726	$37,991,531	$(3,307,439)	$34,684,092
Dividend Income Fund	216,628,152	83,454,371	(1,125,909)	82,328,462
Large-Cap Value Fund	276,678,718	73,260,934	(2,886,010)	70,374,924
Large-Cap Growth Fund	289,873,819	205,469,908	(1,350,124)	204,119,784
Mid-Cap Value Fund	42,030,273	12,060,991	(485,687)	11,575,304
Mid-Cap Growth Fund	21,451,931	6,770,548	(133,811)	6,636,737
Small-Cap Value Fund	88,915,944	19,729,941	(742,509)	18,987,432
Small-Cap Growth Fund	104,468,753	41,754,896	(827,945)	40,930,951
Global Low Volatility Equity Fund	3,875,666	685,401	(150,941)	534,460
Disciplined International Equity Fund	33,835,575	9,348,620	(904,044)	8,444,576
Pyrford International Stock Fund	674,757,957	134,917,794	(41,016,238)	93,901,556
LGM Emerging Markets Equity Fund	261,725,984	92,336,712	(6,387,750)	85,948,962
Ultra Short Tax-Free Fund	553,081,900	3,209,062	(218,020)	2,991,042
Short Tax-Free Fund	121,529,682	2,407,444	(38,932)	2,368,512
Short-Term Income Fund	308,139,168	4,851,267	(392,712)	4,458,555
Intermediate Tax-Free Fund	1,809,556,713	116,609,284	(939,282)	115,670,002
Strategic Income Fund	99,218,537	5,269,043	(1,688,120)	3,580,923
Corporate Income Fund	444,271,580	28,550,315	(3,624,474)	24,925,841
Core Plus Bond Fund	1,289,492,684	67,167,318	(16,112,948)	51,054,370
Government Money Market Fund	4,146,250,940	—	—	—
Tax-Free Money Market Fund	327,350,067	—	—	—
Prime Money Market Fund	579,578,416	—	—	—
The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2020 and August 31, 2019, were as follows:

	2020				2019
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$5,195,768	$—	$3,805,164	$—	$3,779,573	$—	$9,447,911
Dividend Income Fund	7,319,856	—	482,254	—	4,756,191	—	7,369,330
Large-Cap Value Fund	6,030,748	—	6,437	—	9,866,179	—	30,382,182
Large-Cap Growth Fund	4,362,889	—	18,952,138	—	13,206,950	—	40,268,668
Mid-Cap Value Fund	2,007,610	—	9,401	—	3,044,221	—	19,687,022
Mid-Cap Growth Fund	—	—	11,748,650	—	8,149,700	—	11,039,782
Small-Cap Value Fund	491,203	—	243,932	—	1,961,119	—	3,300,073
Small-Cap Growth Fund	—	—	1,778,074	—	5,123,756	—	13,273,660
Global Low Volatility Equity Fund	1,147,472	—	666,600	—	1,231,016	—	4,731,437
Disciplined International Equity Fund	2,448,925	—	—	—	1,528,435	—	—
Pyrford International Stock Fund	17,790,453	—	—	—	17,771,263	—	—
LGM Emerging Markets Equity Fund	4,915,995	—	1,584,231	—	4,193,042	—	4,483,419
Ultra Short Tax-Free Fund	35,723	7,022,596	69,141	—	16,759	9,600,547	—

Notes to Financial Statements (continued)

	2020				2019
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Short Tax-Free Fund	$3,176	$2,519,031	$—	$—	$9,597	$3,184,588	$—
Short-Term Income Fund	5,661,786	—	—	—	6,393,700	—	—
Intermediate Tax-Free Fund	150,239	53,448,923	—	—	620,457	51,210,030	—
Strategic Income Fund	3,238,794	—	—	1,855,651	3,713,872	—	—
Corporate Income Fund	11,224,569	—	—	—	10,884,025	—	439,797
Core Plus Bond Fund	32,724,704	—	—	931,387	34,557,913	—	—
Government Money Market Fund	26,599,786	—	—	—	63,212,461	—	200
Tax-Free Money Market Fund	—	3,232,019	3,940	—	12,023	5,921,385	7,584
Prime Money Market Fund	4,641,360	—	—	—	10,006,252	—	—

As of August 31, 2020, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation
Low Volatility Equity Fund	$438,026	$—	$129,459	$—	$35,459,833
Dividend Income Fund	1,017,860	—	7,695	—	40,316,303
Large-Cap Value Fund	703,713	—	—	(8,807,481)	25,136,376
Large-Cap Growth Fund	1,698,143	—	19,123,939	—	200,468,174
Mid-Cap Value Fund	908,652	—	—	(6,326,260)	1,174,069
Mid-Cap Growth Fund	1,454,323	—	5,995,793	—	20,158,403
Small-Cap Value Fund	243,819	—	—	—	(63,925)
Small-Cap Growth Fund	—	—	3,773,842	—	15,185,606
Global Low Volatility Equity Fund	265,483	—	—	—	1,609,121
Disciplined International Equity Fund	655,732	—	—	(7,609,856)	4,034,092
Pyrford International Stock Fund	12,931,800	—	—	(17,792,371)	53,380,020
LGM Emerging Markets Equity Fund	7,430,831	—	—	(28,841,642)	38,427,738
Ultra Short Tax-Free Fund	—	126,827	—	—	1,971,676
Short Tax-Free Fund	—	115,889	—	(193,590)	2,134,273
Short-Term Income Fund	148,953	—	—	(1,752,045)	5,487,005
Intermediate Tax-Free Fund	40,471	1,277,024	—	(33,449,503)	110,154,256
Strategic Income Fund	—	—	—	(2,477,649)	1,824,360
Corporate Income Fund	144,480	—	1,001,424	—	32,660,071
Core Plus Bond Fund	—	—	—	(8,541,621)	78,545,554
Government Money Market Fund	29,107	—	—	(1,834)	—
Tax-Free Money Market Fund	—	52,596	—	—	—
Prime Money Market Fund	—	—	—	—	—

At August 31, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards are not subject to expiration and are as follows:

	Capital Loss Carryforwards
Fund	Short-Term	Long-Term	Total	Utilized in Current Year
Large-Cap Value Fund	$8,807,481	$—	$8,807,481	$—
Mid-Cap Value Fund	6,326,260	—	6,326,260	—
Disciplined International Equity Fund	2,629,685	4,980,171	7,609,856	—
Pyrford International Stock Fund	—	17,792,371	17,792,371	11,745,116
LGM Emerging Markets Equity Fund	9,126,454	19,715,188	28,841,642	—
Short Tax-Free Fund	174,478	19,112	193,590	—
Short-Term Income Fund	640,694	1,111,351	1,752,045	378,962
Intermediate Tax-Free Fund	25,520,582	7,928,921	33,449,503	—
Strategic Income Fund	—	2,477,649	2,477,649	1,601,972
Corporate Income Fund	—	—	—	1,422,345
Core Plus Bond Fund	—	—	—	952,402
Government Money Market Fund	1,834	—	1,834	—

BMO Funds

As of August 31, 2020, the following funds had post-October losses, which are deferred until fiscal year 2021 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Low Volatility Equity Fund	$8,084,105	$3,446,811
Dividend Income Fund	12,610,502	10,429,675
Small-Cap Value Fund	3,318,536	1,727,299
Global Low Volatility Equity Fund	2,055,186	1,465,862
Ultra Short Tax-Free Fund	283,202	465,985

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2020, the Small-Cap Growth Fund had a late-year ordinary loss of $691,030, which is deferred until fiscal year 2021 for tax purposes. Net late-year losses incurred within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

9.	Subsequent Event

On April 12, 2021, BMO Financial Group, which includes the Adviser, announced that it had reached a definitive agreement to sell the entities that represent BMO’s EMEA (Europe, the Middle-East and Africa) Asset Management business to Ameriprise Financial, Inc. (“Ameriprise”). The transaction is expected to close in the fourth quarter of 2021, subject to regulatory approval and other customary closing conditions. Separately, in the U.S. BMO Financial Group and Ameriprise have agreed to work together to facilitate the transition of investment advisory services for certain mutually agreed upon BMO Funds, contingent upon the approval of the Funds’ Board of Directors and shareholders.

As of April 22, 2021, State Street Bank and Trust serves as the securities lending agent for the non-international Funds.

10.	Reference Rate Reform

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

NOTES

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC periodically. The schedule of portfolio holdings for the first and third quarter of the fiscal year for each Fund (other than the money market funds) is included as an exhibit on Form N-PORT. The schedule of portfolio holdings for the money market funds is filed monthly on Form N-MFP. Each Fund’s Form N-PORT or N-MFP is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2021 BMO Financial Corp. (9/21)

Book 1

BMO Funds	February 28, 2021

Semi-Annual

report

Conservative Allocation Fund

Moderate Allocation Fund

Balanced Allocation Fund

Growth Allocation Fund

Aggressive Allocation Fund

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2021

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2021 (9/1/20-2/28/21).

Actual Expenses

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual Expenses		Hypothetical Expenses
Fund	Beginning account value 9/1/20	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Ending account value 2/28/21	Expenses paid during period 9/1/20- 2/28/21(1)	Annualized Expense Ratio(1)
Conservative Allocation Fund
Investor	$1,000.00	$1,031.80	$1.66	$1,023.16	$1.66	0.33%
Institutional	1,000.00	1,032.80	0.40	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	1,030.00	2.92	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	1,032.70	0.00	1,024.79	0.00	0.00
Moderate Allocation Fund
Investor	1,000.00	1,060.80	1.53	1,023.31	1.51	0.30
Institutional	1,000.00	1,061.90	0.26	1,024.55	0.25	0.05
Retirement class R-3	1,000.00	1,059.50	2.81	1,022.07	2.76	0.55
Retirement class R-6	1,000.00	1,062.90	0.00	1,024.79	0.00	0.00
Balanced Allocation Fund
Investor	1,000.00	1,088.80	1.71	1,023.16	1.66	0.33
Institutional	1,000.00	1,089.20	0.41	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	1,086.60	3.00	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	1,091.40	0.00	1,024.79	0.00	0.00
Growth Allocation Fund
Investor	1,000.00	1,119.40	1.58	1,023.31	1.51	0.30
Institutional	1,000.00	1,119.30	0.26	1,024.55	0.25	0.05
Retirement class R-3	1,000.00	1,116.70	2.89	1,022.07	2.76	0.55
Retirement class R-6	1,000.00	1,121.00	0.00	1,024.79	0.00	0.00
Aggressive Allocation Fund
Investor	1,000.00	1,142.30	1.75	1,023.16	1.66	0.33
Institutional	1,000.00	1,144.60	0.43	1,024.40	0.40	0.08
Retirement class R-3	1,000.00	1,141.80	3.08	1,021.92	2.91	0.58
Retirement class R-6	1,000.00	1,144.10	0.00	1,024.79	0.00	0.00

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2020 through February 28, 2021, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

2

February 28, 2021 (Unaudited)

Schedules of Investments	BMO Funds

Conservative Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 6.1%

Large-Cap Funds — 4.1%
Vanguard S&P 500 ETF	5,153	$1,801,437

Fixed Income Funds — 2.0%
Vanguard Long-Term Treasury ETF	9,985	870,692

Total Exchange Traded Funds (identified cost $2,459,836)		2,672,129

Mutual Funds — 95.3%

Large-Cap Funds — 8.4%
BMO Dividend Income Fund — Institutional Class (1)	22,003	355,123
BMO Large-Cap Growth Fund — Class R6 (1)	28,790	654,408
BMO Large-Cap Value Fund — Class R6 (1)	47,712	784,855
BMO Low Volatility Equity Fund — Institutional Class (1)	40,111	600,067
Dodge & Cox Stock Fund — Retail Class	2,917	613,782
Harbor Capital Appreciation Fund — Retirement Class	3,324	345,678
T. Rowe Price Growth Stock Fund — Institutional Class	2,995	297,753

Total Large-Cap Funds		3,651,666

Mid-Cap Funds — 2.3%
John Hancock Disciplined Value Mid Cap Fund — Class R6	15,567	390,116
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	3,228	372,245
Vanguard Mid-Cap Index Fund — Institutional Class	4,106	243,480

Total Mid-Cap Funds		1,005,841

Small-Cap Funds — 1.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	10,436	245,468
BMO Small-Cap Value Fund — Class R6 (1)	20,593	306,635
Goldman Sachs Small Cap Value Fund — Institutional Class	1,799	111,513

Total Small-Cap Funds		663,616

International Funds — 6.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	30,022	323,941
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	34,751	602,577
BMO Pyrford International Stock Fund — Class R6 (1)	33,078	456,146
Dodge & Cox International Stock Fund — Retail Class	6,801	311,203
MFS International Value Fund — Class R6	9,120	453,701
T. Rowe Price International Discovery Fund — Institutional Class	2,043	192,812
Vanguard Emerging Markets Stock Index Fund — Admiral Class	9,027	393,664

Total International Funds		2,734,044

Fixed Income Funds — 69.2%
BMO Core Plus Bond Fund — Institutional Class (1)	776,947	9,502,062
BMO Corporate Income Fund — Institutional Class (1)	74,084	1,040,881

Description	Shares	Value

Mutual Funds (continued)

Fixed Income Funds (continued)
Federated Hermes Institutional High-Yield Bond Fund — Class R6	244,506	$2,432,832
Metropolitan West Total Return Bond Fund — Plan Class	899,610	9,238,994
TCW Emerging Markets Income Fund — Institutional Class	398,456	3,247,419
Vanguard Total Bond Market Index Fund — Institutional Class	404,757	4,581,846

Total Fixed Income Funds		30,044,034

Alternative Funds — 7.6%
BNY Mellon Global Real Return Fund — Institutional Class	200,644	3,296,577

Total Mutual Funds (identified cost $35,777,175)		41,395,778

Total Investments — 101.4% (identified cost $38,237,011)		44,067,907

Other Assets and Liabilities — (1.4)%		(625,316)

Total Net Assets — 100.0%		$43,442,591

Moderate Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.2%

Large-Cap Funds — 8.4%
Vanguard S&P 500 ETF	19,575	$6,843,225

Fixed Income Funds — 0.8%
Vanguard Long-Term Treasury ETF	7,131	621,823

Total Exchange Traded Funds (identified cost $6,436,500)		7,465,048

Mutual Funds — 89.8%

Large-Cap Funds — 16.3%
BMO Dividend Income Fund — Institutional Class (1)	77,560	1,251,811
BMO Large-Cap Growth Fund — Class R6 (1)	102,387	2,327,257
BMO Large-Cap Value Fund — Class R6 (1)	168,427	2,770,628
BMO Low Volatility Equity Fund — Institutional Class (1)	135,217	2,022,848
Dodge & Cox Stock Fund — Retail Class	10,414	2,191,495
Harbor Capital Appreciation Fund — Retirement Class	12,111	1,259,582
T. Rowe Price Growth Stock Fund — Institutional Class	11,244	1,117,607
Vanguard Institutional Index Fund — Institutional Class	722	243,379

Total Large-Cap Funds		13,184,607

Mid-Cap Funds — 3.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	41,433	1,038,308
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	8,562	987,322
Vanguard Mid-Cap Index Fund — Institutional Class	14,380	852,715

Total Mid-Cap Funds		2,878,345

Small-Cap Funds — 3.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	38,414	903,494

(See Notes which are an integral part of the Financial Statements)

3

February 28, 2021 (Unaudited)

Schedules of Investments

Moderate Allocation Fund (continued)

Description	Shares	Value

Mutual Funds (continued)

Small-Cap Funds (continued)
BMO Small-Cap Value Fund — Class R6 (1)	82,070	$1,222,028
Goldman Sachs Small Cap Value Fund — Institutional Class	6,422	398,168

Total Small-Cap Funds		2,523,690

International Funds — 11.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	110,162	1,188,654
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	109,777	1,903,527
BMO Pyrford International Stock Fund — Class R6 (1)	120,998	1,668,558
Dodge & Cox International Stock Fund — Retail Class	26,305	1,203,703
MFS International Value Fund — Class R6	33,357	1,659,513
T. Rowe Price International Discovery Fund — Institutional Class	7,471	704,971
Vanguard Emerging Markets Stock Index Fund — Admiral Class	27,297	1,190,434

Total International Funds		9,519,360

Fixed Income Funds — 49.8%
BMO Core Plus Bond Fund — Institutional Class (1)	1,181,815	14,453,595
BMO Corporate Income Fund — Institutional Class (1)	178,288	2,504,942
Federated Hermes Institutional High-Yield Bond Fund — Class R6	328,106	3,264,653
Metropolitan West Total Return Bond Fund — Plan Class	1,290,649	13,254,968
TCW Emerging Markets Income Fund — Institutional Class	528,838	4,310,029
Vanguard Total Bond Market Index Fund — Institutional Class	225,042	2,547,474

Total Fixed Income Funds		40,335,661

Alternative Funds — 5.4%
BNY Mellon Global Real Return Fund — Institutional Class	266,377	4,376,579

Total Mutual Funds (identified cost $59,665,861)		72,818,242

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	600,218	600,218

Total Short-Term Investments — 0.8% (identified cost $600,218)		600,218

Total Investments — 99.8% (identified cost $66,702,579)		80,883,508
Other Assets and Liabilities — 0.2%		191,429

Total Net Assets — 100.0%		$81,074,937

Balanced Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 9.1%

Large-Cap Funds — 8.6%
Vanguard S&P 500 ETF	59,384	$20,760,053

Fixed Income Funds — 0.5%
Vanguard Long-Term Treasury ETF	14,166	1,235,275

Total Exchange Traded Funds (identified cost $18,567,868)		21,995,328

Mutual Funds — 90.2%

Large-Cap Funds — 28.9%
BMO Dividend Income Fund — Institutional Class (1)	345,701	5,579,619
BMO Large-Cap Growth Fund — Class R6 (1)	453,888	10,316,866
BMO Large-Cap Value Fund — Class R6 (1)	758,334	12,474,600
BMO Low Volatility Equity Fund — Institutional Class (1)	605,778	9,062,438
Dodge & Cox Stock Fund — Retail Class	46,779	9,843,744
Harbor Capital Appreciation Fund — Retirement Class	53,372	5,550,651
T. Rowe Price Growth Stock Fund — Institutional Class	48,789	4,849,645
Vanguard Institutional Index Fund — Institutional Class	37,054	12,493,928

Total Large-Cap Funds		70,171,491

Mid-Cap Funds — 4.8%
John Hancock Disciplined Value Mid Cap Fund — Class R6	158,864	3,981,135
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	32,827	3,785,188
Vanguard Mid-Cap Index Fund — Institutional Class	64,253	3,810,214

Total Mid-Cap Funds		11,576,537

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	170,736	4,015,702
BMO Small-Cap Value Fund — Class R6 (1)	299,150	4,454,343
Goldman Sachs Small Cap Value Fund — Institutional Class	28,482	1,765,881

Total Small-Cap Funds		10,235,926

International Funds — 17.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	475,118	5,126,524
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	433,704	7,520,423
BMO Pyrford International Stock Fund — Class R6 (1)	524,376	7,231,146
Dodge & Cox International Stock Fund — Retail Class	113,455	5,191,722
MFS International Value Fund — Class R6	144,583	7,192,990
T. Rowe Price International Discovery Fund — Institutional Class	32,560	3,072,421
Vanguard Developed Markets Index Fund — Admiral Class	94,440	1,457,210
Vanguard Emerging Markets Stock Index Fund — Admiral Class	110,915	4,836,994

Total International Funds		41,629,430

(See Notes which are an integral part of the Financial Statements)

4

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value

Mutual Funds (continued)

Fixed Income Funds — 31.2%
BMO Core Plus Bond Fund — Institutional Class (1)	1,925,872	$23,553,423
BMO Corporate Income Fund — Institutional Class (1)	680,898	9,566,621
Federated Hermes Institutional High-Yield Bond Fund — Class R6	497,619	4,951,309
Metropolitan West Total Return Bond Fund — Plan Class	2,273,885	23,352,797
TCW Emerging Markets Income Fund — Institutional Class	1,148,699	9,361,895
Vanguard Total Bond Market Index Fund — Institutional Class	435,519	4,930,073

Total Fixed Income Funds		75,716,118

Alternative Funds — 4.0%
BNY Mellon Global Real Return Fund — Institutional Class	591,677	9,721,250

Total Mutual Funds (identified cost $153,925,600)		219,050,752

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	1,611,783	1,611,783

Total Short-Term Investments — 0.7% (identified cost $1,611,783)		1,611,783

Total Investments — 100.0% (identified cost $174,105,251)		242,657,863

Other Assets and Liabilities — 0.0%		77,058

Total Net Assets — 100.0%		$242,734,921

Growth Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 8.1%

Large-Cap Funds — 6.9%
Vanguard S&P 500 ETF	22,696	$7,934,295

Fixed Income Funds — 1.2%
Vanguard Long-Term Treasury ETF	16,016	1,396,595

Total Exchange Traded Funds (identified cost $8,370,962)		9,330,890

Mutual Funds — 91.2%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund — Institutional Class (1)	218,968	3,534,139
BMO Large-Cap Growth Fund — Class R6 (1)	285,724	6,494,509
BMO Large-Cap Value Fund — Class R6 (1)	476,735	7,842,295
BMO Low Volatility Equity Fund — Institutional Class (1)	378,381	5,660,586
Dodge & Cox Stock Fund — Retail Class	29,473	6,202,016
Harbor Capital Appreciation Fund — Retirement Class	33,581	3,492,466
T. Rowe Price Growth Stock Fund — Institutional Class	30,971	3,078,463

Description	Shares	Value

Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Institutional Index Fund — Institutional Class	36,665	$12,362,546

Total Large-Cap Funds		48,667,020

Mid-Cap Funds — 6.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	105,095	2,633,674
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	21,718	2,504,285
Vanguard Mid-Cap Index Fund — Institutional Class	40,813	2,420,236

Total Mid-Cap Funds		7,558,195

Small-Cap Funds — 5.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	106,689	2,509,313
BMO Small-Cap Value Fund — Class R6 (1)	209,938	3,125,977
Goldman Sachs Small Cap Value Fund — Institutional Class	18,117	1,123,281

Total Small-Cap Funds		6,758,571

International Funds — 22.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	300,239	3,239,574
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	273,152	4,736,461
BMO Pyrford International Stock Fund — Class R6 (1)	313,048	4,316,935
Dodge & Cox International Stock Fund — Retail Class	71,664	3,279,320
MFS International Value Fund — Class R6	91,076	4,531,052
T. Rowe Price International Discovery Fund — Institutional Class	20,029	1,889,933
Vanguard Developed Markets Index Fund — Admiral Class	59,886	924,047
Vanguard Emerging Markets Stock Index Fund — Admiral Class	73,134	3,189,372

Total International Funds		26,106,694

Fixed Income Funds — 11.7%
BMO Core Plus Bond Fund — Institutional Class (1)	228,653	2,796,425
BMO Corporate Income Fund — Institutional Class (1)	404,206	5,679,086
Federated Hermes Institutional High-Yield Bond Fund — Class R6	118,318	1,177,265
Metropolitan West Total Return Bond Fund — Plan Class	177,012	1,817,914
TCW Emerging Markets Income Fund — Institutional Class	247,214	2,014,795

Total Fixed Income Funds		13,485,485

Alternative Funds — 2.6%
BNY Mellon Global Real Return Fund — Institutional Class	181,157	2,976,409

Total Mutual Funds (identified cost $67,934,255)		105,552,374

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2021 (Unaudited)

Schedules of Investments

Growth Allocation Fund (continued)

Description	Shares	Value
Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	940,344	$940,344

Total Short-Term Investments — 0.8% (identified cost $940,344)		940,344

Total Investments — 100.1% (identified cost $77,245,561)		115,823,608

Other Assets and Liabilities — (0.1)%		(85,339)

Total Net Assets — 100.0%		$115,738,269

Aggressive Allocation Fund

Description	Shares	Value
Exchange Traded Funds — 10.1%

Large-Cap Funds — 10.1%
Vanguard S&P 500 ETF (identified cost $14,767,530)	48,633	$17,001,610

Mutual Funds — 88.5%

Large-Cap Funds — 48.3%
BMO Dividend Income Fund — Institutional Class (1)	429,663	6,934,760
BMO Large-Cap Growth Fund — Class R6 (1)	512,252	11,643,479
BMO Large-Cap Value Fund — Class R6 (1)	850,362	13,988,460
BMO Low Volatility Equity Fund — Institutional Class (1)	656,899	9,827,209
Dodge & Cox Stock Fund — Retail Class	49,968	10,514,851
Harbor Capital Appreciation Fund — Retirement Class	62,012	6,449,262
T. Rowe Price Growth Stock Fund — Institutional Class	49,885	4,958,531
Vanguard Institutional Index Fund — Institutional Class	51,244	17,278,610

Total Large-Cap Funds		81,595,162

Mid-Cap Funds — 6.1%
John Hancock Disciplined Value Mid Cap Fund — Class R6	141,117	3,536,400
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	29,162	3,362,635
Vanguard Mid-Cap Index Fund — Institutional Class	58,518	3,470,145

Total Mid-Cap Funds		10,369,180

Description	Shares	Value

Mutual Funds (continued)

Small-Cap Funds — 7.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	210,394	$4,948,457
BMO Small-Cap Value Fund — Class R6 (1)	351,444	5,233,002
Goldman Sachs Small Cap Value Fund — Institutional Class	29,027	1,799,684

Total Small-Cap Funds		11,981,143

International Funds — 27.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	469,678	5,067,825
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	531,576	9,217,531
BMO Pyrford International Stock Fund — Class R6 (1)	595,271	8,208,780
Dodge & Cox International Stock Fund — Retail Class	112,073	5,128,476
MFS International Value Fund — Class R6	162,857	8,102,120
T. Rowe Price International Discovery Fund — Institutional Class	35,194	3,320,945
Vanguard Developed Markets Index Fund — Admiral Class	108,994	1,681,776
Vanguard Emerging Markets Stock Index Fund — Admiral Class	114,041	4,973,314

Total International Funds		45,700,767

Total Mutual Funds (identified cost $89,346,562)		149,646,252

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	2,547,679	2,547,679

Total Short-Term Investments — 1.5% (identified cost $2,547,679)		2,547,679

Total Investments — 100.1% (identified cost $106,661,771)		169,195,541

Other Assets and Liabilities — (0.1)%		(135,172)

Total Net Assets — 100.0%		$169,060,369

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2021.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
ETF	Exchange Traded Fund

(See Notes which are an integral part of the Financial Statements)

6

February 28, 2021 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$29,195,744	$48,065,947	$142,144,375	$64,947,963	$91,578,359
Cash sweep investments in affiliated issuers, at value	—	600,218	1,611,783	940,344	2,547,679
Investments in other affiliated issuers, at value	14,872,163	32,217,343	98,901,705	49,935,301	75,069,503
Dividends and interest receivable	63,167	85,742	164,210	35,042	12
Receivable for capital stock sold	11,235	132,143	231,398	69,141	259,798
Receivable from affiliates, net (Note 5)	11,452	12,887	2,262	15,681	6,204
Prepaid expenses and other receivables	18,144	18,305	19,361	18,520	18,765

Total assets	44,171,905	81,132,585	243,075,094	115,961,992	169,480,320

Liabilities:
Payable for capital stock redeemed	18,815	47,994	317,575	214,608	404,580
Payable to affiliates for interfund lending	707,687	—	—	—	—
Other liabilities	2,812	9,654	22,598	9,115	15,371

Total liabilities	729,314	57,648	340,173	223,723	419,951

Total net assets	$43,442,591	$81,074,937	$242,734,921	$115,738,269	$169,060,369

Net assets consist of:
Paid-in capital	$37,469,568	$66,257,109	$168,166,766	$75,844,696	$99,300,799
Distributable earnings	5,973,023	14,817,828	74,568,155	39,893,573	69,759,570

Total net assets	$43,442,591	$81,074,937	$242,734,921	$115,738,269	$169,060,369

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$7.59	$9.08	$8.08	$9.74	$8.88
Institutional class of shares	7.99	9.13	8.07	9.74	8.88
Retirement class R-3 of shares	7.76	9.10	8.09	9.75	8.86
Retirement class R-6 of shares	7.68	9.16	8.11	9.79	8.91

Net assets:
Investor class of shares	$10,047,282	$2,688,582	$43,167,391	$2,324,568	$17,025,571
Institutional class of shares	442,804	6,163,367	38,314,017	5,782,155	8,529,431
Retirement class R-3 of shares	684,031	9,187,083	15,565,540	10,277,442	20,902,050
Retirement class R-6 of shares	32,268,474	63,035,905	145,687,973	97,354,104	122,603,317

Total net assets	$43,442,591	$81,074,937	$242,734,921	$115,738,269	$169,060,369

Shares outstanding:
Investor class of shares	1,324,236	296,123	5,342,707	238,776	1,916,246
Institutional class of shares	55,425	675,065	4,747,968	593,674	960,414
Retirement class R-3 of shares	88,150	1,010,105	1,924,050	1,053,846	2,359,003
Retirement class R-6 of shares	4,201,249	6,881,397	17,970,051	9,944,083	13,753,258

Total shares outstanding	5,669,060	8,862,690	29,984,776	11,830,379	18,988,921

Investments, at cost:
Investments in unaffiliated issuers	$26,126,989	$39,982,826	$99,228,884	$38,609,261	$50,047,441
Cash sweep investments in affiliated issuers	—	600,218	1,611,783	940,344	2,547,679
Investments in other affiliated issuers	12,110,022	26,119,535	73,264,584	37,695,956	54,066,651

Total investments, at cost	$38,237,011	$66,702,579	$174,105,251	$77,245,561	$106,661,771

(See Notes which are an integral part of the Financial Statements)

7

Six Months Ended February 28, 2021 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income:
Dividend income from:
Unaffiliated issuers	$329,993	$420,685	$989,529	$301,114	$291,083
Affiliated issuers	198,983	386,496	1,212,183	570,474	765,083
Excess expense reimbursement from investment adviser (Note 5)	11,813	29,750	49,973	45,556	39,224

Total income	540,789	836,931	2,251,685	917,144	1,095,390

Expenses:
Shareholder servicing fees (Note 5)	13,354	4,277	57,058	3,015	22,007
Administration fees (Note 5)	8,797	13,619	73,452	12,976	34,681
Portfolio accounting fees	9,496	10,889	19,622	12,261	13,857
Recordkeeping fees	18,431	18,325	19,222	18,774	19,396
Custodian fees	50	56	141	133	79
Registration fees	38,994	39,575	39,738	39,373	39,391
Professional fees	10,081	10,081	10,081	10,081	10,081
Printing and postage	5,828	6,466	7,335	5,803	7,728
Directors’ fees	8,868	8,868	8,868	8,868	8,868
Distribution services fees (Note 5)	1,502	20,540	37,157	23,729	48,029
Miscellaneous	2,969	3,034	6,204	3,377	3,979

Total Expenses	118,370	135,730	278,878	138,390	208,096

Deduct:
Expense waivers (Note 5)	(98,664)	(106,302)	(145,304)	(107,213)	(119,563)

Net expenses	19,706	29,428	133,574	31,177	88,533

Net investment income (loss)	521,083	807,503	2,118,111	885,967	1,006,857

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	364,651	2,207,739	10,573,543	3,126,539	9,664,224
Investments in affiliated issuers	195,271	489,328	3,019,015	1,140,795	1,889,284
Net realized gain (loss) on capital gains distributions from:
Investments in unaffiliated issuers	623,348	1,134,485	3,552,402	1,572,454	2,540,649
Investments in affiliated issuers	66,710	212,212	978,599	584,178	966,170

Total net realized gain	1,249,980	4,043,764	18,123,559	6,423,966	15,060,327
Net change in unrealized gain (loss) appreciation/depreciation on:
Investments in unaffiliated issuers	(417,185)	(884,485)	(2,964,422)	2,314,110	308,097
Investments in affiliated issuers	94,415	697,524	3,011,448	2,774,444	5,170,742

Total net change in unrealized appreciation/depreciation	(322,770)	(186,961)	47,026	5,088,554	5,478,839

Net realized and unrealized gain (loss)	927,210	3,856,803	18,170,585	11,512,520	20,539,166

Change in net assets resulting from operations	$1,448,293	$4,664,306	$20,288,696	$12,398,487	$21,546,023

(See Notes which are an integral part of the Financial Statements)

8

February 28, 2021 (Unaudited)

Statements of Changes in Net Assets	BMO Funds

	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$521,083	$954,474	$807,503	$1,694,768
Net realized gain (loss) on investments	1,249,980	738,181	4,043,764	2,995,415
Net change in unrealized appreciation / depreciation on investments	(322,770)	1,032,058	(186,961)	1,645,358

Change in net assets resulting from operations	1,448,293	2,724,713	4,664,306	6,335,541

Distributions to shareholders:
Investor class of shares	(558,242)	(588,913)	(318,978)	(210,809)
Institutional class of shares	(20,408)	(29,294)	(591,496)	(370,646)
Retirement class R-3 of shares	(28,795)	(34,543)	(709,195)	(410,410)
Retirement class R-6 of shares	(1,741,236)	(1,456,744)	(5,221,393)	(3,427,730)

Change in net assets resulting from distributions to shareholders	(2,348,681)	(2,109,494)	(6,841,062)	(4,419,595)

Capital stock transactions:
Proceeds from sale of shares	5,283,534	18,667,073	9,606,460	20,165,300
Net asset value of shares issued to shareholders in payment of distributions declared	2,348,681	2,109,494	6,799,354	4,393,582
Cost of shares redeemed	(9,342,551)	(13,129,292)	(11,223,604)	(20,226,156)

Change in net assets resulting from capital stock transactions	(1,710,336)	7,647,275	5,182,210	4,332,726

Change in net assets	(2,610,724)	8,262,494	3,005,454	6,248,672

Net assets:
Beginning of period	46,053,315	37,790,821	78,069,483	71,820,811

End of period	$43,442,591	$46,053,315	$81,074,937	$78,069,483

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2021 (Unaudited)

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,118,111	$5,357,525	$885,967	$2,284,381	$1,006,857	$2,909,174
Net realized gain (loss) on investments	18,123,559	19,605,350	6,423,966	5,903,007	15,060,327	12,289,664
Net change in unrealized appreciation / depreciation on investments	47,026	(937,619)	5,088,554	2,658,580	5,478,839	3,569,206

Change in net assets resulting from operations	20,288,696	24,025,256	12,398,487	10,845,968	21,546,023	18,768,044

Distributions to shareholders:
Investor class of shares	(5,441,034)	(6,302,490)	(236,570)	(472,835)	(1,999,998)	(2,248,354)
Institutional class of shares	(4,831,236)	(3,952,087)	(518,466)	(1,063,122)	(1,152,100)	(1,042,965)
Retirement class R-3 of shares	(1,867,821)	(1,386,719)	(898,815)	(642,787)	(2,249,619)	(1,537,576)
Retirement class R-6 of shares	(17,821,274)	(15,963,209)	(8,947,660)	(7,071,756)	(13,336,355)	(10,584,450)

Change in net assets resulting from distributions to shareholders	(29,961,365)	(27,604,505)	(10,601,511)	(9,250,500)	(18,738,072)	(15,413,345)

Capital stock transactions:
Proceeds from sale of shares	13,455,201	37,752,942	7,864,766	23,414,834	14,537,961	26,172,980
Net asset value of shares issued to shareholders in payment of distributions declared	29,891,365	27,551,532	10,601,511	9,250,500	18,736,583	15,406,632
Cost of shares redeemed	(38,245,202)	(88,109,720)	(10,687,312)	(41,982,333)	(20,810,808)	(53,420,625)

Change in net assets resulting from capital stock transactions	5,101,364	(22,805,246)	7,778,965	(9,316,999)	12,463,736	(11,841,013)

Change in net assets	(4,571,305)	(26,384,495)	9,575,941	(7,721,531)	15,271,687	(8,486,314)

Net assets:
Beginning of period	247,306,226	273,690,721	106,162,328	113,883,859	153,788,682	162,274,996

End of period	$242,734,921	$247,306,226	$115,738,269	$106,162,328	$169,060,369	$153,788,682

(See Notes which are an integral part of the Financial Statements)

10

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Conservative Allocation Fund
2021(6)	$7.76	$0.08		$0.17	$0.25	$(0.27)	$(0.15)	$(0.42)	$7.59	3.18%	0.82%	0.33%	2.05%	$10,047	20%
2020	7.72	0.16	(7)	0.32	0.48	(0.22)	(0.22)	(0.44)	7.76	6.49	0.87	0.33	2.08	10,750	77
2019	8.67	0.18	(7)	0.14	0.32	(0.22)	(1.05)	(1.27)	7.72	5.13	0.85	0.33	2.36	10,526	50
2018	10.02	0.21		(0.03)	0.18	(0.40)	(1.13)	(1.53)	8.67	1.79	0.79	0.33	1.99	13,395	29
2017	9.80	0.18		0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25		0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
Moderate Allocation Fund
2021(6)	9.37	0.08		0.48	0.56	(0.29)	(0.56)	(0.85)	9.08	6.08	0.65	0.30	1.83	2,689	23
2020	9.13	0.19		0.60	0.79	(0.23)	(0.32)	(0.55)	9.37	9.03	0.66	0.30	2.00	3,486	82
2019	9.92	0.19	(7)	0.02	0.21	(0.26)	(0.74)	(1.00)	9.13	3.15	0.64	0.30	2.05	3,486	57
2018	10.08	0.18		0.31	0.49	(0.19)	(0.46)	(0.65)	9.92	4.94	0.60	0.30	1.69	7,126	31
2017	9.72	0.17		0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24		0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
Balanced Allocation Fund
2021(6)	8.46	0.07		0.66	0.73	(0.21)	(0.90)	(1.11)	8.08	8.88	0.49	0.33	1.65	43,167	19
2020	8.49	0.16		0.68	0.84	(0.19)	(0.68)	(0.87)	8.46	10.40	0.49	0.33	1.91	47,469	60
2019	9.41	0.23		(0.25)	(0.02)	(0.21)	(0.69)	(0.90)	8.49	0.94	0.47	0.33	1.87	62,662	52
2018	9.65	0.15		0.60	0.75	(0.18)	(0.81)	(0.99)	9.41	8.06	0.48	0.33	1.39	98,453	29
2017	9.42	0.13		0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15		0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
Growth Allocation Fund
2021(6)	9.60	0.07		1.04	1.11	(0.20)	(0.77)	(0.97)	9.74	11.94	0.58	0.30	1.35	2,325	22
2020	9.33	0.20	(7)	0.81	1.01	(0.19)	(0.55)	(0.74)	9.60	11.13	0.58	0.30	2.13	2,316	58
2019	10.58	0.15	(7)	(0.39)	(0.24)	(0.22)	(0.79)	(1.01)	9.33	(1.00)	0.56	0.30	1.63	5,883	44
2018	10.23	0.13		0.98	1.11	(0.18)	(0.58)	(0.76)	10.58	11.15	0.56	0.30	1.18	13,887	32
2017	9.57	0.10		1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12		0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
Aggressive Allocation Fund
2021(6)	8.77	0.05		1.15	1.20	(0.15)	(0.94)	(1.09)	8.88	14.23	0.53	0.33	1.12	17,026	24
2020	8.53	0.15	(7)	0.91	1.06	(0.16)	(0.66)	(0.82)	8.77	12.79	0.54	0.33	1.77	18,159	37
2019	10.01	0.24		(0.61)	(0.37)	(0.21)	(0.90)	(1.11)	8.53	(2.10)	0.52	0.33	1.59	23,715	47
2018	10.01	0.12		1.20	1.32	(0.19)	(1.13)	(1.32)	10.01	13.90	0.53	0.33	1.06	34,898	27
2017	9.56	0.11		1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10		0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

11

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Conservative Allocation Fund
2021(6)	$8.14	$0.10		$0.17	$0.27	$(0.27)	$(0.15)	$(0.42)	$7.99	3.28%	0.57%	0.08%	2.44%	$443	20%
2020	8.05	0.18	(7)	0.35	0.53	(0.22)	(0.22)	(0.44)	8.14	6.86	0.62	0.08	2.29	415	77
2019	8.97	0.21	(7)	0.14	0.35	(0.22)	(1.05)	(1.27)	8.05	5.32	0.60	0.08	2.57	564	50
2018	10.02	3.41		(3.20)	0.21	(0.13)	(1.13)	(1.26)	8.97	2.11	0.52	0.08	1.10	1,416	29
2017	9.81	0.18		0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24		0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
Moderate Allocation Fund
2021(6)	9.41	0.10		0.48	0.58	(0.30)	(0.56)	(0.86)	9.13	6.19	0.40	0.05	2.17	6,163	23
2020	9.16	0.24		0.57	0.81	(0.24)	(0.32)	(0.56)	9.41	9.20	0.41	0.05	2.33	6,378	82
2019	9.94	0.21	(7)	0.02	0.23	(0.27)	(0.74)	(1.01)	9.16	3.42	0.39	0.05	2.27	6,997	57
2018	10.08	0.28		0.25	0.53	(0.21)	(0.46)	(0.67)	9.94	5.33	0.36	0.05	1.68	5,888	31
2017	9.73	0.17		0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23		0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
Balanced Allocation Fund
2021(6)	8.47	0.07		0.66	0.73	(0.23)	(0.90)	(1.13)	8.07	8.92	0.24	0.08	1.70	38,314	19
2020	8.50	0.18		0.69	0.87	(0.22)	(0.68)	(0.90)	8.47	10.75	0.24	0.08	2.11	37,233	60
2019	9.42	0.26		(0.26)	—	(0.23)	(0.69)	(0.92)	8.50	1.23	0.22	0.08	1.99	37,232	52
2018	9.66	0.19		0.58	0.77	(0.20)	(0.81)	(1.01)	9.42	8.27	0.23	0.08	1.61	47,597	29
2017	9.43	0.13		0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17		0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
Growth Allocation Fund
2021(6)	9.61	0.08		1.03	1.11	(0.21)	(0.77)	(0.98)	9.74	11.93	0.33	0.05	1.57	5,782	22
2020	9.32	0.22	(7)	0.82	1.04	(0.20)	(0.55)	(0.75)	9.61	11.55	0.33	0.05	2.37	5,172	58
2019	10.59	0.18	(7)	(0.42)	(0.24)	(0.24)	(0.79)	(1.03)	9.32	(0.88)	0.31	0.05	1.96	13,390	44
2018	10.23	0.15		1.00	1.15	(0.21)	(0.58)	(0.79)	10.59	11.59	0.31	0.05	1.42	11,441	32
2017	9.58	0.09		1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14		0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
Aggressive Allocation Fund
2021(6)	8.77	0.06		1.15	1.21	(0.16)	(0.94)	(1.10)	8.88	14.46	0.28	0.08	1.31	8,529	24
2020	8.53	0.16	(7)	0.92	1.08	(0.18)	(0.66)	(0.84)	8.77	13.06	0.29	0.08	1.99	9,549	37
2019	10.01	0.26		(0.61)	(0.35)	(0.23)	(0.90)	(1.13)	8.53	(1.79)	0.27	0.08	1.79	12,095	47
2018	10.00	0.15		1.20	1.35	(0.21)	(1.13)	(1.34)	10.01	14.26	0.28	0.08	1.23	15,878	27
2017	9.57	0.14		1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11		0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

12

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)	Net investment income (loss) (5)
Conservative Allocation Fund
2021(6)	$7.93	$0.05		$0.19	$0.24	$(0.26)	$(0.15)	$(0.41)	$7.76	3.00%	1.07%	0.58%	1.37%	$684	20%
2020	7.88	0.14	(7)	0.34	0.48	(0.21)	(0.22)	(0.43)	7.93	6.29	1.12	0.58	1.86	549	77
2019	8.84	0.17	(7)	0.13	0.30	(0.21)	(1.05)	(1.26)	7.88	4.78	1.10	0.58	2.14	633	50
2018	10.01	0.52		(0.36)	0.16	(0.20)	(1.13)	(1.33)	8.84	1.58	1.04	0.58	1.41	956	29
2017	9.80	0.13		0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21		0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
Moderate Allocation Fund
2021(6)	9.38	0.07		0.48	0.55	(0.27)	(0.56)	(0.83)	9.10	5.95	0.90	0.55	1.53	9,187	23
2020	9.14	0.15		0.62	0.77	(0.21)	(0.32)	(0.53)	9.38	8.76	0.91	0.55	1.73	7,705	82
2019	9.91	0.17	(7)	0.02	0.19	(0.22)	(0.74)	(0.96)	9.14	2.94	0.89	0.55	1.89	6,975	57
2018	10.08	0.20		0.26	0.46	(0.17)	(0.46)	(0.63)	9.91	4.65	0.85	0.55	1.43	8,095	31
2017	9.72	0.11		0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26		0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
Balanced Allocation Fund
2021(6)	8.47	0.05		0.66	0.71	(0.19)	(0.90)	(1.09)	8.09	8.66	0.74	0.58	1.21	15,566	19
2020	8.50	0.13		0.69	0.82	(0.17)	(0.68)	(0.85)	8.47	10.14	0.74	0.58	1.57	14,550	60
2019	9.41	0.21		(0.24)	(0.03)	(0.19)	(0.69)	(0.88)	8.50	0.75	0.72	0.58	1.73	13,632	52
2018	9.64	0.13		0.59	0.72	(0.14)	(0.81)	(0.95)	9.41	7.77	0.73	0.58	1.16	19,213	29
2017	9.40	0.09		0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13		0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
Growth Allocation Fund
2021(6)	9.61	0.05		1.04	1.09	(0.18)	(0.77)	(0.95)	9.75	11.67	0.83	0.55	1.06	10,277	22
2020	9.34	0.13	(7)	0.86	0.99	(0.17)	(0.55)	(0.72)	9.61	10.86	0.83	0.55	1.46	9,437	58
2019	10.58	0.15	(7)	(0.42)	(0.27)	(0.18)	(0.79)	(0.97)	9.34	(1.29)	0.81	0.55	1.59	8,220	44
2018	10.22	0.10		0.99	1.09	(0.15)	(0.58)	(0.73)	10.58	11.00	0.81	0.55	0.91	15,107	32
2017	9.55	0.10		1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09		0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
Aggressive Allocation Fund
2021(6)	8.74	0.03		1.16	1.19	(0.13)	(0.94)	(1.07)	8.86	14.18	0.78	0.58	0.75	20,902	24
2020	8.50	0.11	(7)	0.93	1.04	(0.14)	(0.66)	(0.80)	8.74	12.59	0.79	0.58	1.33	18,171	37
2019	9.99	0.20		(0.60)	(0.40)	(0.19)	(0.90)	(1.09)	8.50	(2.47)	0.77	0.58	1.29	16,079	47
2018	9.98	0.10		1.20	1.30	(0.16)	(1.13)	(1.29)	9.99	13.70	0.78	0.58	0.79	16,950	27
2017	9.55	0.06		1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07		0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	For the six months ended February 28, 2021 (Unaudited).
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

13

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss) (2)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return(3)(4)	Ratios to Average Net Assets (1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
											Gross Expenses	Net Expenses (5)(6)	Net investment income (loss) (5)
Conservative Allocation Fund
2021(7)	$7.84	$0.09		$0.17	$0.26	$(0.27)	$(0.15)	$(0.42)	$7.68	3.27%	0.42%	0.00%	2.38%	$32,268	20%
2020	7.76	0.19	(8)	0.33	0.52	(0.22)	(0.22)	(0.44)	7.84	6.99	0.47	0.00	2.46	34,340	77
2019	8.68	0.21	(8)	0.14	0.35	(0.22)	(1.05)	(1.27)	7.76	5.51	0.45	0.00	2.72	26,067	50
2018	10.03	0.21		0.01	0.22	(0.44)	(1.13)	(1.57)	8.68	2.28	0.39	0.00	2.42	21,748	29
2017	9.82	0.27		0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25		0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
Moderate Allocation Fund
2021(7)	9.43	0.10		0.49	0.59	(0.30)	(0.56)	(0.86)	9.16	6.29	0.25	0.00	2.16	63,036	23
2020	9.16	0.22		0.61	0.83	(0.24)	(0.32)	(0.56)	9.43	9.42	0.26	0.00	2.37	60,501	82
2019	9.92	0.23	(8)	0.02	0.25	(0.27)	(0.74)	(1.01)	9.16	3.63	0.24	0.00	2.58	54,363	57
2018	10.09	0.22		0.31	0.53	(0.24)	(0.46)	(0.70)	9.92	5.33	0.20	0.00	2.12	60,855	31
2017	9.74	0.21		0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22		0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
Balanced Allocation Fund
2021(7)	8.49	0.08		0.67	0.75	(0.23)	(0.90)	(1.13)	8.11	9.14	0.09	0.00	1.86	145,688	19
2020	8.52	0.19		0.68	0.87	(0.22)	(0.68)	(0.90)	8.49	10.73	0.09	0.00	2.23	148,054	60
2019	9.42	0.25		(0.23)	0.02	(0.23)	(0.69)	(0.92)	8.52	1.48	0.07	0.00	2.23	160,166	52
2018	9.66	0.18		0.61	0.79	(0.22)	(0.81)	(1.03)	9.42	8.51	0.08	0.00	1.82	180,451	29
2017	9.44	0.19		0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18		0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
Growth Allocation Fund
2021(7)	9.64	0.08		1.05	1.13	(0.21)	(0.77)	(0.98)	9.79	12.10	0.18	0.00	1.71	97,354	22
2020	9.34	0.19	(8)	0.86	1.05	(0.20)	(0.55)	(0.75)	9.64	11.63	0.18	0.00	2.12	89,237	58
2019	10.59	0.18	(8)	(0.40)	(0.22)	(0.24)	(0.79)	(1.03)	9.34	(0.68)	0.16	0.00	1.94	86,392	44
2018	10.24	0.17		0.99	1.16	(0.23)	(0.58)	(0.81)	10.59	11.66	0.17	0.00	1.59	82,185	32
2017	9.59	0.16		1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15		0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
Aggressive Allocation Fund
2021(7)	8.80	0.06		1.15	1.21	(0.16)	(0.94)	(1.10)	8.91	14.41	0.13	0.00	1.38	122,603	24
2020	8.54	0.17	(8)	0.93	1.10	(0.18)	(0.66)	(0.84)	8.80	13.29	0.14	0.00	2.03	107,910	37
2019	10.02	0.25		(0.60)	(0.35)	(0.23)	(0.90)	(1.13)	8.54	(1.77)	0.12	0.00	1.94	110,386	47
2018	10.01	0.16		1.21	1.37	(0.23)	(1.13)	(1.36)	10.02	14.51	0.13	0.00	1.47	112,003	27
2017	9.58	0.15		1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14		0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33

(1)	Annualized for periods less than one year.
(2)	Calculated using the average shares method beginning 2021.
(3)	Based on net asset value as of end of period date.
(4)	Not annualized for periods less than one year.
(5)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(6)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(7)	For the six months ended February 28, 2021 (Unaudited).
(8)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

14

February 28, 2021 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of February 28, 2021, the Corporation consisted of 27 portfolios, including 5 target risk diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 22 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Funds, based on each Fund’s total assets, is set forth below.

Fund	Equity	Fixed Income	Alternatives	Money Market Funds
Conservative Allocation Fund	10%-30%	60%-80%	0%-15%	0%-10%
Moderate Allocation Fund	30%-50%	40%-60%	0%-15%	0%-10%
Balanced Allocation Fund	50%-70%	25%-45%	0%-15%	0%-10%
Growth Allocation Fund	70%-90%	5%-25%	0%-15%	0%-10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, for which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class

15

Notes to Financial Statements (continued)

of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of their income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Funds’ risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 28, 2021, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended February 28, 2021, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of February 28, 2021.

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,672,129	$—	$—	$2,672,129
Mutual Funds	41,395,778	—	—	41,395,778

Total	$44,067,907	$—	$—	$44,067,907

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,465,048	$—	$—	$7,465,048
Mutual Funds	72,818,242	—	—	72,818,242
Short-Term Investments	600,218	—	—	600,218

Total	$80,883,508	$—	$—	$80,883,508

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,995,328	$—	$—	$21,995,328
Mutual Funds	219,050,752	—	—	219,050,752
Short-Term Investments	1,611,783	—	—	1,611,783

Total	$242,657,863	$—	$—	$242,657,863

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,330,890	$—	$—	$9,330,890
Mutual Funds	105,552,374	—	—	105,552,374
Short-Term Investments	940,344	—	—	940,344

Total	$115,823,608	$—	$—	$115,823,608

16

BMO Funds

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,001,610	$—	$—	$17,001,610
Mutual Funds	149,646,252	—	—	149,646,252
Short-Term Investments	2,547,679	—	—	2,547,679

Total	$169,195,541	$—	$—	$169,195,541

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$281,679	$3,691,990	$124,810	$500,150
Institutional class of shares	151,726	187,230	454,283	4,065,438
Retirement class R-3 of shares	119,054	35,092	1,293,560	1,524,501
Retirement class R-6 of shares	4,731,075	14,752,761	7,733,807	14,075,211

Net proceeds from sale of shares	5,283,534	18,667,073	9,606,460	20,165,300
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	558,242	588,913	318,978	210,809
Institutional class of shares	20,408	29,294	549,788	344,633
Retirement class R-3 of shares	28,795	34,543	709,195	410,410
Retirement class R-6 of shares	1,741,236	1,456,744	5,221,393	3,427,730

Net proceeds from shares issued:	2,348,681	2,109,494	6,799,354	4,393,582
Cost of shares redeemed:
Investor class of shares	(1,312,723)	(3,925,708)	(1,143,676)	(797,952)
Institutional class of shares	(139,854)	(370,331)	(1,041,347)	(5,029,742)
Retirement class R-3 of shares	(63)	(154,787)	(275,635)	(1,414,577)
Retirement class R-6 of shares	(7,889,911)	(8,678,466)	(8,762,946)	(12,983,885)

Net cost of shares redeemed	(9,342,551)	(13,129,292)	(11,223,604)	(20,226,156)

Net change resulting from fund share transactions in dollars	$(1,710,336)	$7,647,275	$5,182,210	$4,332,726

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	36,476	494,712	13,321	55,712
Institutional class of shares	18,757	24,097	48,693	448,767
Retirement class R-3 of shares	15,265	4,565	139,314	170,674
Retirement class R-6 of shares	605,882	1,976,871	824,118	1,569,198

Net sale of shares	676,380	2,500,245	1,025,446	2,244,351
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	73,453	79,475	35,521	23,687
Institutional class of shares	2,551	3,780	60,885	38,636
Retirement class R-3 of shares	3,701	4,557	78,799	46,010
Retirement class R-6 of shares	226,429	195,274	576,949	383,844

Net shares issued	306,134	283,086	752,154	492,177
Shares redeemed:
Investor class of shares	(170,214)	(553,198)	(124,751)	(89,073)
Institutional class of shares	(16,826)	(46,996)	(112,197)	(573,983)
Retirement class R-3 of shares	(8)	(20,273)	(29,585)	(158,332)
Retirement class R-6 of shares	(1,011,313)	(1,151,052)	(933,530)	(1,473,977)

Net shares redeemed	(1,198,361)	(1,771,519)	(1,200,063)	(2,295,365)

Net change resulting from fund share transactions in shares	(215,847)	1,011,812	577,537	441,163

17

Notes to Financial Statements (continued)

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31 , 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,172,364	$2,681,563	$185,211	$587,449	$376,031	$1,171,984
Institutional class of shares	3,081,943	4,954,522	454,402	608,146	301,678	1,530,717
Retirement class R-3 of shares	526,434	958,720	513,793	1,104,359	1,536,354	2,223,695
Retirement class R-6 of shares	8,674,460	29,158,137	6,711,360	21,114,880	12,323,898	21,246,584

Net proceeds from sale of shares	13,455,201	37,752,942	7,864,766	23,414,834	14,537,961	26,172,980
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	5,441,034	6,302,490	236,570	472,835	1,999,998	2,241,641
Institutional class of shares	4,761,236	3,899,114	518,466	1,063,122	1,150,611	1,042,965
Retirement class R-3 of shares	1,867,821	1,386,719	898,815	642,787	2,249,619	1,537,576
Retirement class R-6 of shares	17,821,274	15,963,209	8,947,660	7,071,756	13,336,355	10,584,450

Net proceeds from shares issued:	29,891,365	27,551,532	10,601,511	9,250,500	18,736,583	15,406,632
Cost of shares redeemed:
Investor class of shares	(9,499,583)	(23,266,254)	(463,717)	(4,646,220)	(3,920,341)	(9,445,777)
Institutional class of shares	(5,144,411)	(8,696,477)	(460,562)	(9,321,898)	(2,635,495)	(5,357,121)
Retirement class R-3 of shares	(755,192)	(1,378,077)	(716,479)	(800,060)	(1,375,596)	(2,199,831)
Retirement class R-6 of shares	(22,846,016)	(54,768,912)	(9,046,554)	(27,214,155)	(12,879,376)	(36,417,896)

Net cost of shares redeemed	(38,245,202)	(88,109,720)	(10,687,312)	(41,982,333)	(20,810,808)	(53,420,625)

Net change resulting from fund share transactions in dollars	$5,101,364	$(22,805,246)	$7,778,965	$(9,316,999)	$12,463,736	$(11,841,013)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	140,931	334,855	19,516	63,136	42,051	151,410
Institutional class of shares	371,564	619,828	46,861	69,008	32,974	194,372
Retirement class R-3 of shares	61,282	117,220	52,534	122,202	171,994	270,061
Retirement class R-6 of shares	1,037,660	3,578,601	675,148	2,308,626	1,364,576	2,551,538

Net sale of shares	1,611,437	4,650,504	794,059	2,562,972	1,611,595	3,167,381
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	688,738	780,011	25,167	50,952	235,571	264,033
Institutional class of shares	604,218	483,162	55,156	114,808	135,685	123,137
Retirement class R-3 of shares	236,134	171,199	95,416	69,117	265,599	181,532
Retirement class R-6 of shares	2,250,161	1,973,203	946,842	761,222	1,567,139	1,246,696

Net shares issued	3,779,251	3,407,575	1,122,581	996,099	2,203,994	1,815,398
Shares redeemed:
Investor class of shares	(1,096,129)	(2,882,169)	(47,074)	(503,576)	(431,856)	(1,126,053)
Institutional class of shares	(626,025)	(1,083,302)	(46,695)	(1,081,783)	(296,763)	(647,510)
Retirement class R-3 of shares	(91,925)	(173,567)	(75,938)	(89,998)	(156,967)	(263,860)
Retirement class R-6 of shares	(2,749,023)	(6,926,412)	(930,643)	(3,064,220)	(1,446,702)	(4,462,259)

Net shares redeemed	(4,563,102)	(11,065,450)	(1,100,350)	(4,739,577)	(2,332,288)	(6,499,682)

Net change resulting from fund share transactions in shares	827,586	(3,007,371)	816,290	(1,180,506)	1,483,301	(1,516,903)

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more portfolios within the Fund complex, which are affiliates of the Corporation. None of the Fund Officers receive any compensation from the Funds. Certain Officers and Directors are also employees of the Adviser.

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2021. This agreement may not be terminated prior to December 31, 2021 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

18

BMO Funds

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
Conservative Allocation Fund	0.33%	0.08%	0.58%	(0.07)%
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)
Growth Allocation Fund	0.30	0.05	0.55	(0.10)
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)

(1)

As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 28, 2021, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
Conservative Allocation Fund	$8,012	$334	$451
Moderate Allocation Fund	2,566	4,891	6,162
Balanced Allocation Fund	34,235	28,070	11,147
Growth Allocation Fund	1,809	4,048	7,119
Aggressive Allocation Fund	13,204	7,068	14,409

Investments in Affiliated Issuers—An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Funds at year-end are noted in the Funds’ Schedules of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at year-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2021 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of year-end. Please refer to the Schedules of Investments for which class each Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 5.5%
BMO Low Volatility Equity Fund	$584,953	$45,339	$24,251	$(4,992)	$(982)	$600,067	$5,220	$317
BMO Dividend Income Fund	364,683	3,739	73,360	52,472	7,589	355,123	3,739	—
BMO Large-Cap Value Fund	755,456	29,119	156,929	120,285	36,924	784,855	5,718	—
BMO Large-Cap Growth Fund	669,309	92,105	117,910	(1,799)	12,703	654,408	3,242	51,850

						2,394,453
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	169,508	—	158,145	(67,202)	55,839	—	—	—
BMO Mid-Cap Value Fund	173,902	—	167,732	(35,734)	29,564	—	—	—

						—
Small-Cap Funds — 1.3%
BMO Small-Cap Growth Fund	$259,516	$9,290	$103,230	$52,290	$27,602	$245,468	$—	$9,290
BMO Small-Cap Value Fund	150,134	167,581	72,874	56,930	4,864	306,635	981	—

						552,103

19

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
International Funds — 3.1%
BMO LGM Emerging Markets Equity Fund	288,334	353,413	92,898	46,356	7,372	602,577	14,410	—
BMO Pyrford International Stock Fund	499,482	26,865	87,735	8,052	9,482	456,146	11,258	—
BMO Disciplined International Equity Fund	326,832	42,252	74,000	25,894	2,963	323,941	5,812	—

						1,382,664
Fixed Income Funds — 24.3%
BMO Core Plus Bond Fund	9,937,362	1,869,821	2,165,632	(140,871)	1,382	9,502,062	134,704	—
BMO Corporate Income Fund	906,301	186,461	34,634	(17,333)	86	1,040,881	13,734	5,253

						10,542,943
Short-Term Investments — 0.0%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	440,749	4,942,750	5,383,449	67	(117)	—	158	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	3,352,251	3,352,251	—	—	—	7	—

						—

Totals	$15,526,521	$11,120,986	$12,065,030	$94,415	$195,271	$14,872,163	$198,983	$66,710

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Moderate Allocation Fund
Large-Cap Funds — 10.3%
BMO Low Volatility Equity Fund	$1,919,171	$178,273	$51,296	$(21,246)	$(2,054)	$2,022,848	$17,060	$1,033
BMO Dividend Income Fund	1,207,479	70,312	232,862	197,276	9,606	1,251,811	12,486	—
BMO Large-Cap Value Fund	2,554,673	120,133	419,010	471,160	43,672	2,770,628	18,548	—
BMO Large-Cap Growth Fund	2,250,479	322,985	271,333	(10,055)	35,181	2,327,257	10,348	165,517

						8,372,544
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	566,517	—	528,538	(243,186)	205,207	—	—	—
BMO Mid-Cap Value Fund	573,766	—	553,410	(109,620)	89,264	—	—	—

						—
Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund	850,254	33,254	239,254	177,638	81,602	903,494	—	31,872
BMO Small-Cap Value Fund	484,218	660,615	129,619	203,263	3,551	1,222,028	2,990	—

						2,125,522
International Funds — 6.0%
BMO LGM Emerging Markets Equity Fund	931,054	987,347	166,465	138,461	13,130	1,903,527	39,435	—
BMO Pyrford International Stock Fund	1,662,113	58,715	112,127	47,374	12,483	1,668,558	38,553	—
BMO Disciplined International Equity Fund	1,093,389	92,441	109,062	113,073	(1,187)	1,188,654	24,167	—

						4,760,739
Fixed Income Funds — 20.9%
BMO Core Plus Bond Fund	13,931,592	3,921,338	3,187,923	(211,104)	(308)	14,453,595	192,996	—
BMO Corporate Income Fund	1,509,716	1,097,187	45,843	(55,634)	(484)	2,504,942	29,598	13,790

						16,958,537

20

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Short-Term Investments — 0.7%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	$647,639	$6,066,073	$6,713,501	$124	$(335)	$—	$300	$—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	6,036,783	5,436,565	—	—	600,218	15	—

						600,218

Totals	$30,182,060	$19,645,456	$18,196,808	$697,524	$489,328	$32,817,560	$386,496	$212,212

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 15.4%
BMO Low Volatility Equity Fund	$9,123,354	$372,571	$325,916	$(119,996)	$12,425	$9,062,438	$80,538	$4,845
BMO Dividend Income Fund	5,652,090	58,083	1,042,452	647,187	264,711	5,579,619	58,083	—
BMO Large-Cap Value Fund	11,871,940	88,189	1,808,583	1,960,250	362,804	12,474,600	88,189	—
BMO Large-Cap Growth Fund	10,784,362	825,838	1,379,287	(149,613)	235,566	10,316,866	48,592	777,246

						37,433,523
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	2,686,603	—	2,506,496	(1,163,542)	983,435	—	—	—
BMO Mid-Cap Value Fund	2,668,873	—	2,574,190	(544,896)	450,213	—	—	—

						—
Small-Cap Funds — 3.5%
BMO Small-Cap Growth Fund	4,105,674	141,401	1,405,350	522,370	651,607	4,015,702	—	141,401
BMO Small-Cap Value Fund	2,321,025	1,986,353	730,475	883,419	(5,979)	4,454,343	14,477	—

						8,470,045
International Funds — 8.2%
BMO LGM Emerging Markets Equity Fund	4,340,167	3,213,869	794,628	743,629	17,386	7,520,423	165,999	—
BMO Pyrford International Stock Fund	7,112,972	808,818	972,063	245,778	35,641	7,231,146	168,409	—
BMO Disciplined International Equity Fund	5,078,247	766,318	1,210,913	491,795	1,077	5,126,524	107,637	—

						19,878,093
Fixed Income Funds — 13.6%
BMO Core Plus Bond Fund	23,010,598	7,684,264	6,805,652	(341,732)	5,945	23,553,423	339,092	—
BMO Corporate Income Fund	9,638,140	866,901	779,983	(163,403)	4,966	9,566,621	140,222	55,107

						33,120,044
Short-Term Investments — 0.7%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,505,852	14,834,610	16,339,882	202	(782)	—	910	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	11,021,846	9,410,063	—	—	1,611,783	35	—

						1,611,783

Totals	$99,899,897	$42,669,061	$48,085,933	$3,011,448	$3,019,015	$100,513,488	$1,212,183	$978,599

21

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Growth Allocation Fund
Large-Cap Funds — 20.4%
BMO Low Volatility Equity Fund	$5,118,665	$744,704	$138,787	$(68,056)	$4,060	$5,660,586	$46,823	$2,902
BMO Dividend Income Fund	3,186,724	33,863	253,111	525,394	41,269	3,534,139	33,862	—
BMO Large-Cap Value Fund	6,705,232	112,755	371,514	1,378,100	17,722	7,842,295	50,746	—
BMO Large-Cap Growth Fund	6,188,434	763,925	512,111	(57,197)	111,458	6,494,509	29,140	466,102

						23,531,529
Mid-Cap Funds — 0.0%
BMO Mid-Cap Growth Fund	1,557,505	—	1,453,091	(641,893)	537,479	—	—	—
BMO Mid-Cap Value Fund	1,477,367	—	1,424,955	(239,460)	187,048	—	—	—

						—
Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund	2,298,638	85,125	608,939	534,459	200,030	2,509,313	—	85,125
BMO Small-Cap Value Fund	1,350,588	1,555,302	346,098	566,189	(4)	3,125,977	8,903	—

						5,635,290
International Funds — 10.6%
BMO LGM Emerging Markets Equity Fund	2,467,115	2,744,242	933,309	439,269	19,144	4,736,461	103,970	—
BMO Pyrford International Stock Fund	3,997,413	593,233	449,522	154,841	20,970	4,316,935	103,483	—
BMO Disciplined International Equity Fund	2,793,202	295,179	162,030	316,361	(3,138)	3,239,574	64,771	—

						12,292,970

Fixed Income Funds — 7.3%
BMO Core Plus Bond Fund	2,841,180	2,373,398	2,382,906	(41,064)	5,817	2,796,425	50,145	—
BMO Corporate Income Fund	4,959,139	1,048,952	235,629	(92,650)	(726)	5,679,086	78,193	30,049

						8,475,511

Short-Term Investments — 0.8%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	755,185	8,444,917	9,199,919	151	(334)	—	417	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	5,926,785	4,986,441	—	—	940,344	21	—

						940,344

Totals	$45,696,387	$24,722,380	$23,458,362	$2,774,444	$1,140,795	$50,875,644	$570,474	$584,178

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds – 25.1%
BMO Low Volatility Equity Fund	$8,190,658	$1,860,694	$136,340	$(86,470)	$(1,333)	$9,827,209	$81,426	$5,019
BMO Dividend Income Fund	5,446,972	905,551	425,379	941,055	66,561	6,934,760	57,993	—
BMO Large-Cap Value Fund	11,435,298	899,139	823,525	2,389,975	87,573	13,988,460	87,952	—
BMO Large-Cap Growth Fund	10,538,209	3,185,822	2,217,925	(30,048)	167,421	11,643,479	50,367	805,633

						42,393,908
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	2,760,667	—	2,575,595	(1,174,162)	989,090	—	—	—
BMO Mid-Cap Value Fund	2,630,193	—	2,536,882	(393,009)	299,698	—	—	—

						—
Small-Cap Funds – 6.0%
BMO Small-Cap Growth Fund	4,024,606	864,915	1,219,766	1,032,794	245,908	4,948,457	—	155,518
BMO Small-Cap Value Fund	2,280,714	2,562,436	578,046	985,515	(17,617)	5,233,002	15,359	—

						10,181,459

22

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
International Funds – 13.3%
BMO LGM Emerging Markets Equity Fund	$4,461,904	$6,086,173	$2,087,758	$714,499	$42,713	$9,217,531	$175,015	$—
BMO Pyrford International Stock Fund	6,569,863	1,397,045	23,692	264,736	828	8,208,780	180,762	—
BMO Disciplined International Equity Fund	5,036,930	1,310,947	1,814,603	525,943	8,608	5,067,825	115,640	—

						22,494,136
Short-Term Investments – 1.5%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,048,046	14,611,591	15,659,385	(86)	(166)	—	541	—
Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	8,585,659	6,037,980	—	—	2,547,679	28	—

						2,547,679

Totals	$64,424,060	$42,269,972	$36,136,876	$5,170,742	$1,889,284	$77,617,182	$765,083	$966,170

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to borrow cash from any of the BMO Money Market Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of the BMO Money Market Funds and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program.

Funds utilizing the interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 28, 2021, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Conservative Allocation Fund	$17,969	0.869%
Moderate Allocation Fund	9,622	0.730
Balanced Allocation Fund	24,985	0.730
Growth Allocation Fund	14,341	0.737

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank, with an expiration of October 14, 2021. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate that is the higher of the Federal Funds Rate or Overnight Bank Funding Rate plus 1.25%. A commitment fee of 0.20% per annum is charged on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC during the period ended February 28, 2021.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2021 were as follows:

	Other than U.S Government Securities		U.S Government Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation Fund	$9,133,262	$10,684,852	$—	$—
Moderate Allocation Fund	18,899,145	17,742,183	—	—
Balanced Allocation Fund	44,305,974	61,434,468	—	—
Growth Allocation Fund	23,912,368	23,304,303	—	—
Aggressive Allocation Fund	37,620,870	40,623,758	—	—

23

Notes to Financial Statements (continued)

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2021. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Conservative Allocation Fund	$38,237,011	$5,924,860	$(93,964)	$5,830,896
Moderate Allocation Fund	66,702,579	14,273,304	(92,375)	14,180,929
Balanced Allocation Fund	174,105,251	68,555,906	(3,294)	68,552,612
Growth Allocation Fund	77,245,561	38,632,846	(54,799)	38,578,047
Aggressive Allocation Fund	106,661,771	62,533,770	—	62,533,770

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2020 and August 31, 2019, were as follows:

	2020		2019
Fund	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
Conservative Allocation Fund	$1,163,821	$945,673	$1,102,589	$4,464,364
Moderate Allocation Fund	1,916,162	2,503,433	2,532,120	6,028,252
Balanced Allocation Fund	7,623,682	19,980,823	8,637,637	22,915,506
Growth Allocation Fund	2,699,575	6,550,925	3,086,814	8,882,560
Aggressive Allocation Fund	3,521,173	11,892,172	4,733,699	15,154,046

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2020, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
Conservative Allocation Fund	$609,056	$—	$628,269	$—	$—	$5,636,086
Moderate Allocation Fund	887,677	—	2,753,514	—	—	13,353,393
Balanced Allocation Fund	2,167,036	—	16,489,559	—	—	65,584,229
Growth Allocation Fund	706,232	—	6,004,648	—	—	32,232,601
Aggressive Allocation Fund	620,249	—	11,681,098	—	—	55,438,859

As of August 31, 2020, the following funds had post-October losses, which are deferred until fiscal year 2021 for tax purposes, of:

Fund	Short-Term	Long-Term
Growth Allocation Fund	$846,884	$—
Aggressive Allocation Fund	788,587	—

24

BMO Funds

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

9.	Subsequent Event

On April 12, 2021, BMO Financial Group, which includes the Adviser, announced that it had reached a definitive agreement to sell the entities that represent BMO’s EMEA (Europe, the Middle-East and Africa) Asset Management business to Ameriprise Financial, Inc. (“Ameriprise”). The transaction is expected to close in the fourth quarter of 2021, subject to regulatory approval and other customary closing conditions. Separately, in the U.S. BMO Financial Group and Ameriprise have agreed to work together to facilitate the transition of investment advisory services for certain mutually agreed upon BMO Funds, contingent upon the approval of the Funds’ Board of Directors and shareholders.

25

NOTES

26

NOTES

27

NOTES

28

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an attachment to Form N-PORT. Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2021 BMO Financial Corp. (9/21)

Book 2

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Intermediate Tax-Free Fund, BMO Short Tax-Free Fund and BMO Ultra Short Tax-Free Fund are filed under this Item.

Ultra Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 91.6%

Alabama — 2.9%
Alabama Housing Finance Authority, 1.500%, 11/1/2022 (1)	$3,000,000	$3,040,620
Birmingham Airport Authority, BAM:
5.000%, 7/1/2023	225,000	248,315
5.000%, 7/1/2024	325,000	371,286
Black Belt Energy Gas District:
0.982%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,500,000	4,535,145
4.000%, 6/1/2021	1,000,000	1,008,910
4.000%, 6/1/2022	1,000,000	1,044,620
Columbia Industrial Development Board, 0.040%, 12/1/2037, Call 3/1/2021 (1)	3,000,000	3,000,000
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/1/2034, Call 3/1/2021 (1)	3,000,000	3,000,000

		16,248,896
Alaska — 0.4%
Alaska Municipal Bond Bank Authority, 5.000%, 12/1/2023	955,000	1,068,282
Borough of North Slope, 5.000%, 6/30/2021	1,250,000	1,269,438

		2,337,720

Arizona — 0.4%
Maricopa County Pollution Control Corp., 1.050%, 1/1/2038 (1)	2,250,000	2,259,585

California — 4.4%
Bay Area Toll Authority, 1.130%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (1)	1,750,000	1,777,650
California County Tobacco Securitization Agency:
3.000%, 6/1/2021	300,000	301,977
4.000%, 6/1/2022	250,000	261,318
California Infrastructure & Economic Development Bank, 0.450%, 1/1/2050, Call 7/1/2021 (1)(2)	6,300,000	6,300,630
California Municipal Finance Authority, 0.700%, 12/1/2044 (1)(3)	3,000,000	3,023,730
California Pollution Control Financing Authority:
0.200%, 4/15/2021 (1)(2)	4,250,000	4,250,085
0.600%, 8/1/2040 (1)	4,225,000	4,214,606
Contra Costa County Schools Pooled Notes, 2.000%, 12/1/2021	3,890,000	3,935,669
State of California, 0.844%, (LIBOR 1 Month), 12/1/2031, Call 6/1/2021 (1)	500,000	500,600

		24,566,265
Colorado — 0.6%
Colorado Health Facilities Authority, 5.000%, 6/1/2022	1,000,000	1,059,370
Colorado School of Mines, 0.582%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (1)	1,145,000	1,141,851
E-470 Public Highway Authority, 0.497%, (LIBOR 1 Month), 9/1/2039, Call 3/19/2021 (1)	1,370,000	1,370,041

		3,571,262
Connecticut — 1.8%
City of Bridgeport, 1.500%, 12/9/2021	2,000,000	2,013,060
City of New Haven:
5.000%, 2/1/2022	350,000	362,243
5.000%, 8/1/2022	1,025,000	1,080,176
City of New Haven, AGM:
5.000%, 2/1/2023	580,000	630,002
5.000%, 8/1/2023	1,080,000	1,196,456
Connecticut Housing Finance Authority, 0.500%, 5/15/2060, Call 5/15/2021 (1)	5,000,000	5,000,050

		10,281,987

District of Columbia — 0.1%

District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 3/29/2021	360,000	361,303

Florida — 3.0%
Broward County Housing Finance Authority, 1.400%, 5/1/2022 (1)	2,500,000	2,504,950
City of Atlantic Beach, 3.000%, 11/15/2023, Call 3/29/2021	2,000,000	2,000,740
County of Escambia:
0.030%, 4/1/2039, Call 3/1/2021 (1)	2,600,000	2,600,000
0.050%, 7/1/2022 (1)	800,000	800,000

Miami-Dade County Housing Finance Authority, 0.600%, 12/1/2022, Call 6/1/2021 (1)	1,000,000	1,000,690
Tender Option Bond Trust Receipts/Certificates, 0.170%, 4/1/2053, Call 4/1/2028 (1)(2)	8,000,000	8,000,000

		16,906,380
Georgia — 5.0%
Bartow County Development Authority, 2.050%, 11/19/2021 (1)	1,400,000	1,417,248
Burke County Development Authority:
0.060%, 7/1/2049, Call 3/1/2021 (1)	3,000,000	3,000,000
1.550%, 12/1/2049 (1)	3,000,000	3,052,080
2.250%, 5/25/2023 (1)	4,000,000	4,149,640
Development Authority of Monroe County, 1.500%, 1/1/2039 (1)	2,000,000	2,048,800
Floyd County Development Authority, 0.070%, 9/1/2026, Call 2/25/2021 (1)	2,500,000	2,500,000
Main Street Natural Gas, Inc.:
0.600%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	5,000,000	5,012,150
0.827%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	5,000,000	5,028,000
5.000%, 5/15/2021	700,000	706,734
Municipal Electric Authority of Georgia:
5.000%, 1/1/2022	380,000	394,706
5.000%, 1/1/2023	805,000	871,541

		28,180,899
Idaho — 0.7%
Idaho Housing & Finance Association, 0.140%, 1/1/2038, Call 2/26/2021 (1)	3,655,000	3,655,000

Illinois — 11.3%
Chicago O’Hare International Airport:
5.000%, 1/1/2023	1,000,000	1,084,000
5.000%, 1/1/2023	825,000	894,300
Chicago Park District:
5.000%, 1/1/2023	4,780,000	5,096,101
5.000%, 1/1/2023, Call 1/1/2022	285,000	293,607
City of Chicago:
5.000%, 1/1/2022	300,000	310,050
5.000%, 1/1/2023	400,000	427,736
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,029,920
City of Granite, 2.450%, 5/1/2027 (1)	3,000,000	3,011,370
Cook County Community Unit School District No 401 Elmwood Park, 3.000%, 12/1/2021	715,000	729,507
Cook County School District No 99 Cicero, 5.000%, 12/1/2021	575,000	595,021
Illinois Development Finance Authority, 0.550%, 11/1/2044, Call 8/3/2021 (1)	5,000,000	5,010,250
Illinois Finance Authority:
0.700%, 5/1/2040 (1)	2,800,000	2,791,068
0.780%, (SIFMA Municipal Swap Index Yield), 1/1/2046, Call 7/1/2022 (1)	2,000,000	2,001,700
5.000%, 10/1/2023	250,000	277,180
5.000%, 10/1/2024	250,000	286,405
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	1,790,000	1,807,435
Northern Illinois University, BAM, 5.000%, 4/1/2024	500,000	561,230
Sales Tax Securitization Corp., 5.000%, 1/1/2025	500,000	574,900
Sangamon County School District No 186 Springfield, AGM:
4.000%, 6/1/2022	750,000	778,290
4.000%, 6/1/2023	1,000,000	1,076,440
State of Illinois:
4.000%, 6/15/2021	355,000	358,163
4.875%, 5/1/2021	250,000	251,718
5.000%, 10/1/2021	1,500,000	1,535,790
5.000%, 11/1/2021	7,000,000	7,187,530

5.000%, 2/1/2022	6,040,000	6,263,118
5.000%, 12/1/2022	1,000,000	1,066,780
5.125%, 5/1/2022	500,000	523,775
5.375%, 5/1/2023	250,000	272,155
5.500%, 5/1/2024	500,000	562,150
Tender Option Bond Trust Receipts/Certificates:
0.210%, 12/1/2027 (1)(2)	10,000,000	10,000,000
0.210%, 12/1/2027 (1)(2)	5,000,000	5,000,000
Will County Community High School District No 210 Lincoln-Way, AGM, 4.000%, 1/1/2022	975,000	999,043
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE, 0.000%, 11/1/2021 (4)	435,000	432,760

		63,089,492

Indiana — 2.2%
City of Rockport:
1.350%, 7/1/2025 (1)	1,000,000	1,007,270
1.350%, 7/1/2025 (1)	1,000,000	1,007,330
City of Whiting, 5.000%, 11/1/2045 (1)	1,345,000	1,445,862
Indianapolis Local Public Improvement Bond Bank:
1.450%, 6/1/2021, Call 3/29/2021	3,750,000	3,751,462
5.000%, 6/1/2022	1,145,000	1,210,151
5.000%, 6/1/2023	1,000,000	1,099,350
Lafayette School Corp.:
4.000%, 7/15/2021	675,000	683,910
4.000%, 1/15/2022	850,000	875,925
Noblesville Multi School Building Corp., 5.000%, 7/15/2021	1,205,000	1,225,979

		12,307,239

Iowa — 1.5%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	3,500,000	3,556,140
Iowa Finance Authority:
0.605%, (SIFMA Municipal Swap Index Yield), 2/15/2035, Call 3/15/2021 (1)(2)	3,790,000	3,790,000
2.875%, 5/15/2049, Call 3/19/2021	1,000,000	1,013,530

		8,359,670

Kansas — 1.2%
City of Andover, 1.625%, 10/1/2022, Call 3/29/2021	1,075,000	1,076,118
City of Holton, 2.500%, 7/1/2021, Call 3/29/2021	1,245,000	1,246,270
City of Lenexa, 1.625%, 9/1/2021, Call 3/29/2021	1,000,000	1,000,730
City of Washington, 2.000%, 12/1/2022, Call 3/29/2021	3,000,000	3,003,690
State of Kansas Department of Transportation, 0.386%, (LIBOR 1 Month), 9/1/2021 (1)	400,000	400,388

		6,727,196

Kentucky — 4.4%
City of Ashland, 5.000%, 2/1/2022	475,000	490,290
City of Berea, 0.040%, 6/1/2029, Call 3/1/2021 (1)	585,000	585,000
County of Carroll, 1.200%, 10/1/2034 (1)	5,000,000	5,010,600
County of Owen, 0.700%, 6/1/2040 (1)	2,300,000	2,291,536
Kentucky Higher Education Student Loan Corp., 5.000%, 6/1/2021	1,000,000	1,011,150
Kentucky Housing Corp., 2.000%, 4/1/2022 (1)	1,400,000	1,401,988
Kentucky Public Energy Authority, 1.202%, (LIBOR 1 Month), 6/1/2025, Call 3/1/2025 (1)	5,000,000	5,080,000
Kentucky Rural Water Finance Corp., 1.250%, 2/1/2022, Call 3/24/2021	6,770,000	6,773,927
Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (1)	2,000,000	2,002,500

		24,646,991

Louisiana — 1.2%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 5.000%, 8/1/2021	1,050,000	1,069,908
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 3/29/2021	345,000	350,061
Louisiana Public Facilities Authority, 0.680%, (SIFMA Municipal Swap Index Yield), 9/1/2057, Call 3/1/2023 (1)	5,000,000	4,994,450

		6,414,419
Maryland — 0.7%
Maryland Economic Development Corp., 1.700%, 9/1/2022	4,000,000	4,065,480

Massachusetts — 0.1%
Massachusetts Development Finance Agency:
2.450%, 5/1/2027 (1)(2)	250,000	250,948
5.000%, 7/1/2021	300,000	304,017

		554,965
Michigan — 0.7%
Michigan Finance Authority, 3.500%, 11/15/2022 (1)	3,175,000	3,331,274
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/29/2021	600,000	601,710

		3,932,984
Minnesota — 0.5%
Minnesota Rural Water Finance Authority, Inc., 0.250%, 8/1/2022, Call 11/1/2021 (3)	2,750,000	2,750,193

Mississippi — 1.0%
Mississippi Development Bank:
5.000%, 9/1/2022	250,000	266,060
5.000%, 9/1/2023	700,000	773,661
5.000%, 9/1/2025	400,000	470,288
State of Mississippi:
5.000%, 10/15/2022	1,000,000	1,064,090
5.000%, 10/15/2024	2,735,000	3,141,202

		5,715,301
Missouri — 0.5%
City of St. Louis, 2.000%, 6/1/2021	3,000,000	3,013,950

Nebraska — 1.5%
Central Plains Energy Project:
4.000%, 8/1/2021	1,000,000	1,015,590
4.000%, 8/1/2022	1,000,000	1,052,440
Nebraska Public Power District, 0.600%, 1/1/2051, Call 1/1/2023 (1)	6,600,000	6,567,066

		8,635,096
Nevada — 1.8%
County of Washoe NV, 0.625%, 3/1/2036 (1)	2,500,000	2,503,475
State of Nevada Department of Business & Industry:
0.300%, 12/1/2026 (1)(2)	3,500,000	3,500,770
0.500%, 1/1/2050, Call 7/1/2021 (1)(2)	4,200,000	4,201,092

		10,205,337
New Hampshire — 0.0%
New Hampshire Business Finance Authority, 4.000%, 1/1/2024 (3)	220,000	238,887

New Jersey — 5.4%
Borough of Fort Lee, 1.000%, 11/1/2022	1,710,000	1,726,997
City of Newark, 2.000%, 10/5/2021	2,800,000	2,828,084
City of Newark, AGM SAW, 5.000%, 10/1/2023	630,000	698,494
City of Newark, AGM School Bond Gty, 5.000%, 10/1/2023	350,000	388,052
City of Newark, SAW:
5.000%, 10/1/2021	100,000	102,427
5.000%, 10/1/2022	700,000	744,366
City of Newark, School Bond Gty:
5.000%, 10/1/2021	250,000	256,188
5.000%, 10/1/2022	400,000	425,352
Jersey City Municipal Utilities Authority, 3.000%, 7/1/2022	6,000,000	6,206,760
New Jersey Economic Development Authority:
1.200%, 11/1/2034 (1)	2,500,000	2,529,400
5.000%, 6/15/2022	200,000	211,870
5.000%, 6/15/2023	220,000	241,538
New Jersey Turnpike Authority, 0.566%, (LIBOR 1 Month), 1/1/2022 (1)	750,000	750,547
State of New Jersey, 4.000%, 6/1/2023	7,500,000	8,090,775
Township of Lyndhurst:
1.000%, 10/8/2021 (3)	800,000	803,560
1.000%, 2/4/2022 (3)	4,000,000	4,026,600

		30,031,010
New Mexico — 0.6%

City of Farmington, 1.200%, 6/1/2040 (1)	1,250,000	1,256,937
City of Santa Fe, 2.250%, 5/15/2024, Call 11/15/2021	500,000	498,765
New Mexico Hospital Equipment Loan Council, 2.250%, 7/1/2023, Call 3/9/2021	1,525,000	1,525,595

		3,281,297
New York — 7.3%
City of New York, AGC, 0.200%, 10/1/2021, Call 3/1/2021 (1)(5)	100,000	100,000
Hempstead Union Free School District, SAW, 1.500%, 6/30/2021	4,000,000	4,016,640
Long Island Power Authority, 0.836%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	4,000,000	4,004,680
Metropolitan Transportation Authority:
0.480%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	3,000,000	2,976,540
0.632%, (LIBOR 1 Month), 11/1/2030 (1)	2,950,000	2,938,111
5.000%, 5/15/2021	2,500,000	2,521,925
5.000%, 9/1/2022	6,000,000	6,372,420
5.000%, 2/1/2023	2,645,000	2,850,358
New York State Dormitory Authority, 5.000%, 3/31/2021	3,000,000	3,012,270
New York Transportation Development Corp.:
5.000%, 12/1/2023	250,000	276,258
5.000%, 12/1/2024	1,000,000	1,139,500
Oyster Bay, 2.000%, 3/12/2021	2,000,000	2,001,040
Town of Alabama, 1.000%, 9/30/2021, Call 4/1/2021	4,685,000	4,686,780
Town of Oyster Bay, 4.000%, 8/27/2021	2,000,000	2,035,420
Town of Oyster Bay, BAM, 4.000%, 11/1/2023	1,000,000	1,093,390
Triborough Bridge & Tunnel Authority:
0.393%, (SOFR), 2/1/2024, Call 11/1/2023 (1)(3)	500,000	500,135
0.582%, (LIBOR 1 Month), 11/15/2027, Call 5/15/2021 (1)	515,000	515,371

		41,040,838
North Carolina — 1.0%
North Carolina Medical Care Commission, 2.300%, 9/1/2025, Call 9/1/2022	1,250,000	1,257,712
North Carolina Turnpike Authority, 5.000%, 2/1/2024	4,000,000	4,518,080

		5,775,792
North Dakota — 0.1%
City of Williston, 5.000%, 7/15/2021	750,000	761,730

Ohio — 3.7%
City of Cleveland Airport System Revenue, 5.000%, 1/1/2023	3,100,000	3,343,784
City of North Olmsted, 2.000%, 3/10/2021	1,020,000	1,020,316
County of Hancock, 1.250%, 10/22/2021	3,967,000	3,992,428
Ohio Housing Finance Agency:
1.750%, 6/1/2022, Call 6/1/2021 (1)	2,775,000	2,785,573
2.450%, 5/1/2022, Call 5/1/2021 (1)(3)	3,500,000	3,512,950
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	6,000,000	6,002,400

		20,657,451
Oklahoma — 3.3%
Oklahoma Development Finance Authority:
0.120%, 8/15/2031, Call 3/1/2021 (1)	5,000,000	5,000,000
0.130%, 8/15/2031, Call 3/1/2021 (1)(3)	8,000,000	8,000,000
1.625%, 7/6/2023, Call 6/30/2022	4,400,000	4,408,184
Oklahoma Housing Finance Agency, 1.600%, 7/1/2022 (1)	1,000,000	1,003,660

		18,411,844
Pennsylvania — 8.1%
Berks County Municipal Authority:
5.000%, 2/1/2022	500,000	515,960
5.000%, 2/1/2023	1,300,000	1,382,784
Bethlehem Area School District, SAW, 0.562%, (LIBOR 1 Month), 7/1/2031, Call 3/15/2021 (1)	2,985,000	2,984,910
City of Philadelphia Airport Revenue:
5.000%, 7/1/2021	3,250,000	3,298,977
5.000%, 7/1/2022	2,750,000	2,915,798
Delaware County Industrial Development Authority, 0.060%, 9/1/2045, Call 3/1/2021 (1)	6,900,000	6,900,000
Manheim Township School District, 0.554%, (LIBOR 1 Month), 5/1/2025, Call 5/1/2021 (1)	2,000,000	2,000,600

Montgomery County Higher Education & Health Authority, 0.750%, (SIFMA Municipal Swap Index Yield), 9/1/2051, Call 3/19/2021 (1)	2,500,000	2,500,100
Northampton County General Purpose Authority, 1.126%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (1)	1,000,000	1,007,370
Pennsylvania Economic Development Financing Authority:
0.700%, 8/1/2037 (1)	5,000,000	5,010,000
2.150%, 11/1/2021	2,000,000	2,024,520
2.625%, 11/1/2021	1,000,000	1,014,940
Pittsburgh Water & Sewer Authority, AGM, 0.680%, (SIFMA Municipal Swap Index Yield), 9/1/2040, Call 6/1/2023 (1)	6,800,000	6,816,932
Tender Option Bond Trust Receipts/Certificates, 0.210%, 12/1/2024 (1)(2)	6,910,000	6,910,000

		45,282,891
South Carolina — 1.4%
Patriots Energy Group Financing Agency, 0.942%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	6,000,000	6,056,700

South Carolina Jobs-Economic Development Authority, 0.120%, 5/1/2048, Call 3/1/2021 (1)	1,500,000	1,500,000

		7,556,700
Tennessee — 0.6%
Memphis-Shelby County Airport Authority:
5.000%, 7/1/2021	1,125,000	1,141,954
5.000%, 7/1/2022	1,860,000	1,972,139

		3,114,093
Texas — 2.7%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (1)	3,400,000	3,448,552
Gulf Coast Authority, 2.450%, 5/1/2028 (1)	250,000	250,948
Irving Hospital Authority, 1.130%, (SIFMA Municipal Swap Index Yield), 10/15/2044, Call 4/15/2023 (1)	950,000	947,748
Matagorda County Navigation District No. 1, 0.900%, 5/1/2030 (1)	3,000,000	3,000,540
Mission Economic Development Corp., 0.180%, 5/1/2050 (1)(3)	5,000,000	4,999,750
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2023 (3)	1,500,000	1,682,880
5.000%, 12/15/2024 (3)	875,000	1,012,200

		15,342,618
Virginia — 1.9%
Halifax County Industrial Development Authority, 0.450%, 12/1/2041 (1)	2,000,000	2,000,220

Hampton Redevelopment & Housing Authority, 1.460%, 12/1/2022, Call 12/1/2021 (1)	4,000,000	4,035,520

Westmoreland County Industrial Development Authority, 2.000%, 6/1/2022, Call 12/1/2021	4,300,000	4,356,115

		10,391,855
Washington — 1.5%
Tender Option Bond Trust Receipts/Certificates, 0.280%, 7/1/2026 (1)(2)	6,665,000	6,665,000
Vancouver Housing Authority, 1.530%, 12/1/2022, Call 12/1/2021	1,795,000	1,806,955

		8,471,955
West Virginia — 1.1%
County of Harrison, 3.000%, 10/15/2037 (1)	5,000,000	5,055,700
West Virginia Economic Development Authority, 3.000%, 6/1/2037 (1)	1,000,000	1,029,250

		6,084,950
Wisconsin — 5.0%
Burlington Area School District, 1.000%, 9/23/2021	4,300,000	4,317,587
City of Lancaster, 4.000%, 5/1/2021, Call 3/29/2021	1,010,000	1,012,333
D C Everest Area School District, 2.000%, 4/1/2022, Call 3/29/2021	1,290,000	1,291,625
Grantsburg School District, 1.000%, 10/29/2021	1,500,000	1,507,035
Pewaukee School District, 1.000%, 9/22/2021	3,400,000	3,414,212
Public Finance Authority, 0.180%, 10/1/2025 (1)	2,000,000	1,999,900
Wisconsin Health & Educational Facilities Authority:
0.130%, 2/15/2053, Call 3/1/2021 (1)	12,750,000	12,750,000
0.380%, (SIFMA Municipal Swap Index Yield), 8/15/2054, Call 3/19/2021 (1)	500,000	500,020

5.000%, 12/1/2022	1,000,000	1,081,660

		27,874,372

Total Municipals (identified cost $510,114,852)		513,105,893
Mutual Funds — 4.9%
Nuveen California AMT-Free Quality Municipal Income Fund (1)(2)	40,000	4,000,000
Nuveen New York AMT-Free Municipal Credit Income Fund (1)	11,320,000	11,320,000

Nuveen New York AMT-Free Quality Municipal Income Fund (1)	12,000,000	12,000,000

Total Mutual Funds (identified cost $27,320,000)		27,320,000

Short-Term Investments — 2.8%

Repurchase Agreements — 0.7%

Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $3,937,052 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/31/2023, with a fair value of $4,015,869.	3,937,049	3,937,049

Short-Term Municipals — 2.1%

Florida — 1.3%
JEA Electric System Revenue, 0.110%, 3/10/2021	7,200,000	7,200,000

Texas — 0.8%
Harris County, 0.130%, 5/5/2021	2,510,000	2,510,000
Harris County, 0.130%, 5/5/2021	2,000,000	2,000,000

		4,510,000

Total Short-Term Investments (identified cost $15,647,048)		15,647,049

Total Investments — 99.3% (identified cost $553,081,900)		556,072,942

Other Assets and Liabilities — 0.7%		3,870,406

Total Net Assets — 100.0%		$559,943,348

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$62,868,525	11.23

(3)	Purchased on a when-issued or delayed delivery basis.

(4)	Denotes a zero coupon rate security.

(5)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 91.1%

Alabama — 3.2%
Black Belt Energy Gas District:
0.982%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	$1,000,000	$1,007,810
4.000%, 6/1/2021, Call 3/1/2021 (1)	1,000,000	1,007,600
4.000%, 6/1/2023	1,000,000	1,078,070
Lower Alabama Gas District, 4.000%, 12/1/2025, Call 9/1/2025 (1)	600,000	684,660
Tuscaloosa City Board of Education, 5.000%, 8/1/2021	175,000	178,488

Wilsonville Industrial Development Board, 0.010%, 1/1/2024, Call 3/1/2021 (1)	300,000	300,000

		4,256,628
Arizona — 0.1%
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	115,000	115,505

2.875%, 7/1/2021 (2)	70,000	70,248

		185,753
California — 4.5%
Bay Area Toll Authority, 1.130%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (1)	500,000	507,900
California Housing Finance Agency, AGM, 0.045%, 2/1/2037, Call 3/1/2021 (1)(3)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,041,540
California Pollution Control Financing Authority, 0.200%, 4/15/2021 (1)(2)	500,000	500,010
California Public Finance Authority:
5.000%, 10/15/2021	350,000	359,216
5.000%, 10/15/2022	300,000	320,481

California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 5/1/2021	45,000	45,448

Eastern Municipal Water District, 0.386%, (LIBOR 1 Month), 7/1/2030, Call 4/1/2021	350,000	350,119
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	917,962
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,057,460
Palomar Health, 5.000%, 11/1/2022	375,000	401,048

Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	415,661

		5,921,845
Colorado — 3.1%
Colorado Educational & Cultural Facilities Authority, 5.000%, 10/1/2021	1,000,000	1,024,980
Colorado Health Facilities Authority:
5.000%, 6/1/2021	250,000	252,950
5.000%, 6/1/2022	250,000	264,842
5.000%, 8/1/2025, Call 2/1/2025 (1)	1,000,000	1,148,820

E-470 Public Highway Authority, 1.132%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (1)	575,000	575,190
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (1)	750,000	766,860

		4,033,642
Connecticut — 2.5%
City of New Haven, AGM, 5.000%, 8/1/2024	1,000,000	1,145,920
Connecticut Housing Finance Authority, 0.050%, 11/15/2046, Call 3/1/2021 (1)	550,000	550,000
State of Connecticut:
5.000%, 3/15/2021	500,000	500,880

5.000%, 4/15/2023	1,000,000	1,098,820

		3,295,620
Delaware — 0.1%
University of Delaware, 0.020%, 11/1/2034, Call 3/1/2021 (1)	150,000	150,000

District of Columbia — 0.9%
Metropolitan Washington Airports Authority, 5.000%, 10/1/2024	1,000,000	1,154,820

Florida — 5.6%
Brevard County Health Facilities Authority, 5.000%, 4/1/2021	400,000	401,484
City of Atlantic Beach, 3.250%, 11/15/2024, Call 3/3/2021	1,155,000	1,155,589
City of Orlando, AGM, 4.000%, 11/1/2021	460,000	470,189
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	406,192
County of Escambia, 0.030%, 4/1/2039, Call 3/1/2021 (1)	100,000	100,000
County of Martin, 0.030%, 7/15/2022, Call 3/1/2021 (1)	3,000,000	3,000,000
County of Okeechobee, 1.550%, 7/1/2021 (1)	1,000,000	1,004,590
Halifax Hospital Medical Center, 5.000%, 6/1/2021	300,000	303,381

Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	511,860

		7,353,285
Georgia — 7.1%
Bartow County Development Authority:
1.550%, 8/19/2022 (1)	500,000	508,680
2.050%, 11/19/2021 (1)	500,000	506,160
Burke County Development Authority:
0.060%, 7/1/2049, Call 3/1/2021 (1)	1,700,000	1,700,000
2.925%, 3/12/2024 (1)	1,250,000	1,333,200
City of Atlanta, 5.000%, 1/1/2022	700,000	724,045
Main Street Natural Gas, Inc.:
0.827%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	1,500,000	1,508,400
5.000%, 5/15/2024	1,250,000	1,419,412
Monroe County Development Authority, 0.050%, 11/1/2048, Call 3/1/2021 (1)	700,000	700,000

Municipal Electric Authority of Georgia, 5.000%, 1/1/2023	875,000	948,334

		9,348,231
Guam — 0.4%
Territory of Guam, 5.000%, 12/1/2022	500,000	535,135

Illinois — 15.4%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,071,980
Chicago O’Hare International Airport:
5.000%, 1/1/2022	100,000	104,007
5.000%, 1/1/2022	200,000	207,876
Chicago Park District:
5.000%, 1/1/2022	250,000	257,360
5.000%, 1/1/2022	500,000	514,720
Chicago Transit Authority, 5.000%, 6/1/2021	750,000	758,475
City of Chicago, 5.000%, 1/1/2024	340,000	373,952
City of Chicago Wastewater Transmission Revenue, 5.000%, 1/1/2022	500,000	518,665
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,445,000	1,488,234
Cook County School District No 99 Cicero, 5.000%, 12/1/2023	575,000	640,032
County of Cook, 5.000%, 11/15/2021	720,000	744,257
County of Cook Sales Tax Revenue, 5.000%, 11/15/2024, Call 11/15/2022	810,000	874,290
Illinois Finance Authority:
1.451%, (LIBOR 1 Month), 5/1/2021, Call 3/3/2021 (1)	1,000,000	1,000,130
5.000%, 11/15/2021	400,000	412,956
5.000%, 1/1/2022	150,000	155,535
5.000%, 7/15/2022	750,000	798,667
5.000%, 11/15/2022	555,000	597,685
5.000%, 12/1/2022	290,000	303,732
5.000%, 5/15/2023	250,000	270,415
5.000%, 5/15/2024	450,000	502,358
Illinois Housing Development Authority, 1.900%, 10/1/2021 (1)	500,000	504,870

Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,084,960
Northern Illinois University, BAM, 5.000%, 4/1/2025	400,000	462,892
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,165,000	1,279,193
Sales Tax Securitization Corp., 5.000%, 1/1/2023	1,000,000	1,077,680
State of Illinois, 5.000%, 11/1/2022	2,000,000	2,129,880
University of Illinois, 5.000%, 3/15/2022	1,000,000	1,046,020
Village of Bolingbrook, AGM:

4.000%, 3/1/2022	630,000	653,260
4.000%, 3/1/2023	510,000	545,114

		20,379,195
Indiana — 1.4%
City of Boonville, 2.600%, 1/1/2023, Call 3/3/2021	500,000	501,795
City of Whiting, 5.000%, 6/5/2026 (1)	1,000,000	1,219,870

Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	154,419

		1,876,084
Iowa — 0.4%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	500,000	508,020

Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 3/29/2021	375,000	375,383

Kentucky — 4.0%
City of Berea, 0.030%, 6/1/2032, Call 3/1/2021 (1)	2,385,000	2,385,000
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	556,835
Kentucky Public Energy Authority:
1.202%, (LIBOR 1 Month), 6/1/2025, Call 3/1/2025 (1)	1,000,000	1,016,000
4.000%, 7/1/2023	750,000	809,820

Louisville/Jefferson County Metropolitan Government, 1.850%, 4/1/2021 (1)	500,000	500,625

		5,268,280
Louisiana — 0.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 3/29/2021	5,000	5,073

Maryland — 0.4%
City of Rockville, 5.000%, 11/1/2022	500,000	516,090

Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/3/2021	5,000	5,000

		521,090
Massachusetts — 2.4%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (1)	1,000,000	1,019,170
Massachusetts Development Finance Agency:
5.000%, 7/1/2021	280,000	283,889
5.000%, 7/1/2022	315,000	332,473
5.000%, 7/1/2024	260,000	295,553

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (1)	1,200,000	1,301,724

		3,232,809
Michigan — 1.8%
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	883,088
Michigan Finance Authority, 3.500%, 11/15/2022 (1)	1,000,000	1,049,220
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 3/3/2021	200,000	200,592

Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 3/29/2021	270,000	270,769

		2,403,669
Mississippi — 1.6%
Mississippi Business Finance Corp., 2.200%, 6/3/2024 (1)	1,250,000	1,313,500

State of Mississippi, 5.000%, 10/15/2024	750,000	861,390

		2,174,890
Missouri — 0.2%
Health & Educational Facilities Authority of the State of Missouri, 5.000%, 2/1/2022	250,000	258,980

Nebraska — 0.8%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (1)	1,000,000	1,112,580

Nevada — 1.6%
City of Carson City, 5.000%, 9/1/2022	500,000	533,910
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,094,950

City of Sparks NV, 2.500%, 6/15/2024 (2)	450,000	453,987

		2,082,847
New Hampshire — 0.5%
New Hampshire Business Finance Authority:
4.000%, 1/1/2025 (4)	290,000	322,959

4.000%, 1/1/2026 (4)	265,000	301,456

		624,415
New Jersey — 3.7%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	400,000	412,432
5.000%, 6/15/2024	300,000	340,116
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	839,809
5.000%, 10/1/2026	650,000	780,286
New Jersey Transportation Trust Fund Authority, 5.000%, 12/15/2023	250,000	279,685
State of New Jersey, 5.000%, 6/1/2025	1,000,000	1,177,330

Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,056,010

		4,885,668
New Mexico — 0.8%
New Mexico Hospital Equipment Loan Council, 2.375%, 7/1/2024, Call 3/1/2021	1,000,000	1,000,430

New York — 7.5%

Long Island Power Authority, 0.836%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	1,000,000	1,001,170
Metropolitan Transportation Authority:
5.000%, 9/1/2022	1,500,000	1,593,105
5.000%, 2/1/2023	750,000	808,230
5.000%, 11/15/2024 (1)	1,000,000	1,139,860
New York State Dormitory Authority, 5.000%, 12/1/2022 (2)	600,000	641,400

New York State Housing Finance Agency, SONYMA, 1.875%, 11/1/2021, Call 3/1/2021 (1)	415,000	415,295
New York Transportation Development Corp., 5.000%, 12/1/2023	250,000	276,257
Tender Option Bond Trust Receipts, 0.070%, 8/15/2025 (1)(2)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, 0.393%, (SOFR), 2/1/2024, Call 11/1/2023 (1)(4)	2,000,000	2,000,540
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,011,170

		9,887,027
North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (1)(3)	600,000	582,324

North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	368,214

		950,538
North Dakota — 0.0%
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	30,000	30,933

Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	829,625
American Municipal Power, Inc., 2.300%, 2/15/2022, Call 8/15/2021 (1)	1,000,000	1,006,620
County of Hamilton, 5.000%, 1/1/2022	465,000	476,695

Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	55,000	55,278

Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	1,000,000	1,000,400

		3,368,618
Oklahoma — 0.5%
Oklahoma Development Finance Authority, 1.625%, 7/6/2023, Call 6/30/2022	600,000	601,116

Pennsylvania — 2.8%
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	264,027
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,056,400

Delaware County Industrial Development Authority, 0.060%, 9/1/2045, Call 3/1/2021 (1)	700,000	700,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	260,073
5.000%, 12/1/2023	320,000	347,949

Northampton County General Purpose Authority, 1.126%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (1)	1,000,000	1,007,370

Pennsylvania Turnpike Commission, 1.020%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	80,000	80,138

		3,715,957

South Carolina — 0.8%
Patriots Energy Group Financing Agency, 0.942%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	1,000,000	1,009,450

Tennessee — 1.5%
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (1)	1,000,000	1,067,770
5.000%, 2/1/2023	790,000	855,767
5.250%, 9/1/2021	55,000	56,346

		1,979,883

Texas — 5.8%
City of Dallas Housing Finance Corp., 1.500%, 4/1/2022 (1)	900,000	912,852
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (1)	845,000	866,353
Harris County Cultural Education Facilities Finance Corp., 0.870%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	350,000	350,308
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	231,129
Mission Economic Development Corp., 0.300%, 5/3/2021 (1)(4)	1,500,000	1,499,925
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (2)	140,000	140,717
4.000%, 11/15/2021	315,000	317,933
North Texas Tollway Authority, 5.000%, 1/1/2022	250,000	259,845
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	502,825
5.000%, 11/15/2022	1,000,000	1,072,080
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2025 (4)	1,000,000	1,186,770
Texas State University System, 5.000%, 3/15/2022	350,000	367,493

		7,708,230

Virginia — 1.2%
Henrico County Economic Development Authority, 5.000%, 10/1/2023	575,000	634,397
Henrico County Economic Development Authority, AGM, 0.222%, 8/23/2027, Call 3/1/2021 (1)(3)	1,000,000	1,000,000

		1,634,397

Washington — 1.5%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,044,560
Washington State Housing Finance Commission, 2.375%, 1/1/2026, Call 7/1/2021 (2)	1,000,000	995,680

		2,040,240

West Virginia — 1.7%
West Virginia Economic Development Authority, 2.550%, 4/1/2024 (1)	1,000,000	1,053,700
West Virginia Hospital Finance Authority:
5.000%, 1/1/2022	520,000	537,862
5.000%, 1/1/2023	555,000	598,740

		2,190,302

Wisconsin — 1.8%
Public Finance Authority:
0.180%, 10/1/2025	500,000	499,975
5.000%, 11/15/2021	610,000	625,506
5.000%, 11/15/2022	500,000	529,805
State of Wisconsin, 5.000%, 3/1/2021	300,000	300,000
Wisconsin Health & Educational Facilities Authority:
5.000%, 8/15/2022	200,000	213,464
5.000%, 8/15/2023	205,000	227,382

		2,396,132

Total Municipals (identified cost $118,088,683)		120,457,195
Mutual Funds — 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund (1)	1,400,000	1,400,000

Total Mutual Funds (identified cost $1,400,000)		1,400,000

Short-Term Investments — 1.6%

Repurchase Agreements — 1.6%

Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $2,041,001 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/31/2023, with a fair value of $2,081,889	2,040,999	2,040,999

Total Short-Term Investments (identified cost $2,040,999)		2,040,999

Total Investments — 93.8% (identified cost $121,529,682)		123,898,194

Other Assets and Liabilities — 6.2%		8,258,614

Total Net Assets — 100.0%		$132,156,808

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$3,802,042	2.88

(3)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(4)	Purchased on a when-issued or delayed delivery basis.

Intermediate Tax-Free Fund

Description	Shares or Principal Amount	Value

Municipals — 97.5%

Alabama — 2.6%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$307,010
4.000%, 7/1/2021	1,895,000	1,917,949
Black Belt Energy Gas District:
0.982%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	4,000,000	4,031,240
4.000%, 10/1/2026, Call 7/1/2026 (1)	11,500,000	13,288,135
City of Birmingham, 4.000%, 3/1/2022 (2)	1,225,000	1,248,704
Columbia Industrial Development Board, 0.040%, 12/1/2037, Call 3/1/2021 (1)	1,400,000	1,400,000
Industrial Development Board of the City of Mobile Alabama, 0.040%, 6/1/2034, Call 3/1/2021 (1)	8,800,000	8,800,000
Lower Alabama Gas District, 4.000%, 12/1/2025, Call 9/1/2025 (1)	1,400,000	1,597,540
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,803,104
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,127,600
UAB Medicine Finance Authority:
4.000%, 9/1/2038, Call 9/1/2029	1,000,000	1,151,960
4.000%, 9/1/2044, Call 9/1/2029	2,470,000	2,789,173
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,755,490
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,384,743
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,188,575

		51,791,223

Alaska — 0.5%
Alaska Housing Finance Corp.:
0.040%, 7/1/2022, Call 3/1/2021 (1)	2,225,000	2,225,000
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,128,921
5.000%, 12/1/2027, Call 6/1/2022	310,000	328,808
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,872,550
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,146,630
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	539,585
5.000%, 4/1/2031, Call 4/1/2021	150,000	150,590
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,032,301

		9,424,385

Arizona — 2.4%
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,042,950
Arizona Industrial Development Authority:
3.550%, 7/15/2029, Call 7/15/2027 (3)	1,350,000	1,439,005
3.750%, 12/15/2029, Call 12/15/2027 (3)	570,000	600,740
4.000%, 7/15/2030, Call 7/15/2028 (3)	625,000	674,781
4.000%, 7/15/2040, Call 7/15/2028 (3)	925,000	964,562
4.000%, 11/1/2045, Call 11/1/2030	1,870,000	2,116,709
4.000%, 7/15/2050, Call 7/15/2028 (3)	1,600,000	1,644,176
4.000%, 11/1/2050, Call 11/1/2030	2,000,000	2,258,680
5.000%, 3/1/2037, Call 9/1/2027 (3)	1,250,000	1,401,288
5.000%, 7/1/2039, Call 7/1/2029 (3)	780,000	888,654
5.000%, 12/15/2039, Call 12/15/2027 (3)	400,000	435,472
5.000%, 3/1/2042, Call 9/1/2027 (3)	1,000,000	1,109,120
5.000%, 7/1/2049, Call 7/1/2029 (3)	1,400,000	1,568,812
5.000%, 7/15/2049, Call 7/15/2027 (3)	3,350,000	3,723,391
5.000%, 12/15/2049, Call 12/15/2027 (3)	700,000	753,312
5.750%, 7/15/2038, Call 7/15/2026 (3)	1,750,000	2,009,402
Chandler Industrial Development Authority, 5.000%, 6/3/2024 (1)	5,000,000	5,688,650

City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (2)	500,000	625,040
City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (2)	555,000	563,719
5.500%, 7/1/2036 (2)	530,000	768,691
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,539,117
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 3/3/2021	70,000	70,250
Industrial Development Authority of the City of Phoenix, 5.000%, 7/1/2031, Call 7/1/2026 (3)	3,000,000	3,354,540
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (3)	1,000,000	1,102,910
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,348,352
Maricopa County Industrial Development Authority:
5.000%, 7/1/2035, Call 7/1/2026	2,325,000	2,526,136
5.000%, 7/1/2036, Call 7/1/2026	750,000	835,905
5.000%, 7/1/2039, Call 7/1/2029 (3)	1,000,000	1,145,620
5.000%, 7/1/2047, Call 7/1/2026 (3)	1,225,000	1,329,701
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,105,590
5.000%, 7/1/2024	575,000	659,151
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	118,465
Town of Marana, 5.000%, 7/1/2023	450,000	497,516
University Medical Center Corp., 5.000%, 7/1/2021	425,000	431,779
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	464,086

		46,806,272

Arkansas — 0.5%
Arkansas Development Finance Authority, 5.000%, 2/1/2022	150,000	155,669
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	125,000	126,160
4.000%, 7/1/2025, Call 7/1/2021	290,000	292,639
Arkansas State University:
4.000%, 3/1/2021	390,000	390,000
4.000%, 3/1/2022	1,140,000	1,181,507
4.000%, 3/1/2023	985,000	1,044,494
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	415,000	416,407
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,018,300
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,078,820
Conway Health Facilities Board, 4.250%, 8/1/2021	210,000	213,047
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	969,879
5.000%, 11/1/2023, Call 11/1/2022	860,000	920,054
University of Arkansas:
5.000%, 12/1/2021	300,000	310,860
5.000%, 12/1/2022	520,000	563,701
5.000%, 12/1/2023, Call 12/1/2022	500,000	539,040
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,134,400

		10,354,977

California — 5.6%
Alvord Unified School District, AGM, 7.350%, 8/1/2046, Call 8/1/2036	1,150,000	1,419,468
Bay Area Toll Authority, 1.290%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (1)	5,000,000	5,162,500
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	493,295
0.000%, 8/1/2031	615,000	503,076
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	961,000
Burbank Unified School District, 5.000%, 8/1/2031, Call 2/1/2025 (2)	1,325,000	1,391,661
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,177,680
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,167,220
California Housing Finance, 0.050%, 4/1/2041, Call 3/1/2021 (1)	1,125,000	1,125,000
California Infrastructure & Economic Development Bank, 0.469%, (LIBOR 1 Month), 8/1/2021, Call 3/1/2021 (1)	2,500,000	2,499,925
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,719,375

California Pollution Control Financing Authority, 0.200%, 4/15/2021 (1)(3)	1,000,000	1,000,020
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,048,800
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	873,409
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,199,843
County of San Joaquin, 5.000%, 4/1/2022	350,000	367,458
Duarte Unified School District, 5.125%, 8/1/2026 (2)	585,000	717,192
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	470,327
5.000%, 10/1/2022	580,000	624,486
5.000%, 10/1/2023	800,000	897,712
Encinitas Union School District, 6.750%, 8/1/2035, Call 8/1/2032	500,000	718,445
Escondido Union High School District, 5.450%, 8/1/2032, Call 8/1/2025 (2)	1,250,000	1,494,575
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	392,645
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,188,910
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	428,178
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,271,711
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,226,860
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,217,340
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	424,008
5.000%, 6/1/2023	400,000	442,152
5.000%, 6/1/2024	775,000	889,684
5.000%, 6/1/2025	425,000	504,088
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	296,825
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,098,500
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	130,671
Lakeside Union School District/Kern County:
0.000%, 9/1/2027, AGC	5,000	4,686
0.000%, 9/1/2027, AGC	290,000	263,572
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,029,360
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,796,112
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	685,751
5.000%, 8/1/2025, Call 8/1/2023	760,000	840,013
McKinleyville Union School District, AGM, 7.050%, 8/1/2041, Call 8/1/2026 (2)	165,000	213,606
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	558,276
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	867,260
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (2)	300,000	371,013
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,146,580
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	508,045
Mount Diablo Unified School District, AGM, 5.750%, 8/1/2035, Call 8/1/2025	2,125,000	2,316,271
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (4)	1,000,000	1,177,930
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,970,627
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	531,145
5.000%, 7/1/2032, Call 7/1/2022	700,000	743,505
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	582,649
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,744,940
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	303,704
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	275,838
5.000%, 12/1/2028, Call 12/1/2025	425,000	496,226
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,154,710
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,297,560
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	745,000	750,990
5.000%, 5/1/2024, Call 5/1/2021	295,000	297,319
5.000%, 5/1/2045, Call 5/1/2029 (4)	13,500,000	16,243,200
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,586,278
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,387,704

San Miguel Joint Union School District, AGM:
0.000%, 6/15/2021	490,000	489,397
0.000%, 6/15/2022	505,000	501,430
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	499,110
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	336,650
0.000%, 8/1/2031	470,000	387,247
State of California, 5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,096,923
Tender Option Bond Trust Receipts/Certificates, 0.140%, 11/15/2049, Call 11/15/2026 (1)(3)	3,750,000	3,750,000
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,361,465
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,537,240
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,029,433

West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	296,692
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,023,160
Western Placer Unified School District:
2.000%, 6/1/2025, Call 6/1/2023	1,000,000	1,032,570
2.000%, 6/1/2025, Call 6/1/2023	5,000,000	5,145,800
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,241,540
Windsor Unified School District, AGM:
0.000%, 8/1/2023	240,000	236,042
0.000%, 8/1/2024, Call 8/1/2023	330,000	309,755
0.000%, 8/1/2025, Call 8/1/2023	270,000	241,051
0.000%, 8/1/2026, Call 8/1/2023	330,000	279,127
0.000%, 8/1/2028, Call 8/1/2023	420,000	318,259

		108,801,800

Colorado — 2.7%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	582,150
5.000%, 12/1/2026, Call 12/1/2024	355,000	415,964
5.000%, 12/1/2027, Call 12/1/2024	500,000	585,865
Arkansas River Power Authority, 5.000%, 10/1/2038, Call 10/1/2028	2,250,000	2,604,870
City & County of Denver, 5.000%, 8/1/2041, Call 8/1/2026	8,000,000	9,470,800
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	516,590
5.000%, 11/15/2030, Call 11/15/2027 (4)	5,010,000	6,106,589
5.000%, 12/1/2048, Call 12/1/2028 (4)	3,000,000	3,542,640
Colorado Bridge Enterprise:
4.000%, 12/31/2028, Call 12/31/2027 (4)	2,760,000	3,147,918
4.000%, 6/30/2029, Call 12/31/2027 (4)	4,525,000	5,110,444
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (2)	865,000	882,421
Colorado Health Facilities Authority:
0.020%, 12/1/2045, Call 3/1/2021 (1)	100,000	100,000
4.000%, 11/15/2043, Call 11/15/2029	1,000,000	1,142,280
4.000%, 8/1/2044, Call 8/1/2029	2,000,000	2,219,540
4.000%, 9/1/2045, Call 9/1/2030	1,000,000	1,112,250
4.000%, 8/1/2049, Call 8/1/2029	2,265,000	2,502,440
4.000%, 9/1/2050, Call 9/1/2030	1,500,000	1,657,755
5.000%, 9/1/2022	750,000	796,208
5.000%, 12/1/2023	215,000	239,441
5.000%, 2/1/2024	420,000	456,233
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,247,130
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2021	725,000	751,361
5.000%, 12/1/2022	1,185,000	1,285,026
County of Boulder, 5.000%, 12/1/2025, Call 3/3/2021	475,000	476,677

Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,626,615
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,206,273
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,042,700

		52,828,180

Connecticut — 1.9%
City of New Haven, AGM:

5.000%, 8/1/2023	295,000	328,397
5.000%, 8/1/2023	1,765,000	1,955,320
5.000%, 2/1/2024	650,000	732,375
5.000%, 8/1/2024	1,000,000	1,145,920
5.000%, 8/1/2039, Call 8/1/2029	3,000,000	3,630,450
Connecticut Housing Finance Authority:
3.500%, 11/15/2045, Call 5/15/2029	2,420,000	2,686,176
3.600%, 11/15/2030, Call 11/15/2024	305,000	322,562
Connecticut State Health & Educational Facilities Authority:
4.000%, 7/1/2038, Call 7/1/2029	5,430,000	6,070,903
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,249,470
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,594,685
5.000%, 4/15/2028	1,250,000	1,585,887
5.000%, 4/15/2030, Call 4/15/2029	1,150,000	1,472,793
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,609,450
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,342,340
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,780,600
5.000%, 11/1/2036, Call 11/1/2028	1,485,000	1,832,579

		36,339,907

Delaware — 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,156,491
Delaware State Economic Development Authority:
5.000%, 6/1/2036, Call 6/1/2026	500,000	541,625
5.000%, 6/1/2046, Call 6/1/2026	1,000,000	1,065,850
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,621,317

		7,385,283

District of Columbia — 0.6%
District of Columbia:
4.000%, 7/1/2044, Call 7/1/2029	3,480,000	3,821,179
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,917,798
5.000%, 6/1/2036, Call 6/1/2026	1,115,000	1,247,462
5.000%, 12/1/2036, Call 12/1/2021	165,000	170,948
5.000%, 12/1/2036, Call 12/1/2021	335,000	346,457
5.000%, 6/1/2046, Call 6/1/2026	1,385,000	1,518,002

Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 4.000%, 10/1/2049, Call 10/1/2029	1,000,000	1,100,830

Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,731,060

		11,853,736

Florida — 4.4%
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,547,760
City of Atlantic Beach:
5.000%, 11/15/2043, Call 11/15/2025	1,085,000	1,214,929
5.000%, 11/15/2048, Call 11/15/2025	1,750,000	1,952,125
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,030,940
City of Gulf Breeze, 5.000%, 12/1/2023, Call 3/1/2021	2,000,000	2,004,480
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,638,612
City of North Port, BAM, 5.000%, 7/1/2022	200,000	212,610
City of Orlando, AGM, 5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,780,773
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	174,676
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	530,352
5.000%, 12/1/2027, Call 12/1/2025	400,000	468,704
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	459,936
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	582,199
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (4)	740,000	801,701
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (4)	750,000	892,387
5.000%, 10/1/2031, Call 10/1/2025 (4)	1,000,000	1,167,240
County of Jackson, 0.050%, 7/1/2022, Call 3/1/2021 (1)	600,000	600,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,153,400
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	608,408

County of Miami-Dade Aviation Revenue:
4.000%, 10/1/2044, Call 10/1/2029 (4)	1,000,000	1,111,130
5.000%, 10/1/2025, Call 10/1/2024	800,000	924,776
5.000%, 10/1/2044, Call 10/1/2029 (4)	3,000,000	3,609,390
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,372,760
5.250%, 10/1/2029, Call 10/1/2023	100,000	112,881
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,045,305
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,140,703
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,669,726
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	160,000	161,317
Florida Housing Finance Corp., GNMA/FNMA/FHLMC COLL, 3.500%, 7/1/2051, Call 7/1/2029	1,250,000	1,381,450
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,807,232
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,525,627
JEA Electric System Revenue, 0.030%, 10/1/2038, Call 3/1/2021 (1)	2,175,000	2,175,000
JPMorgan Chase Putters/Drivers Trust, 0.220%, 2/16/2022, Call 8/18/2021 (1)(3)	5,000,000	5,000,000
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,854,775

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,261,240
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,214,210
Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,155,840
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,153,340
5.000%, 11/15/2042, Call 11/15/2027	250,000	300,220
Polk County Industrial Development Authority:
5.000%, 1/1/2029, Call 1/1/2025	355,000	397,178
5.000%, 1/1/2039, Call 1/1/2025	300,000	329,463
5.000%, 1/1/2049, Call 1/1/2025	1,000,000	1,088,640
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	825,885
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,027,434
5.000%, 1/1/2032, Call 1/1/2025	1,100,000	1,204,951
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	6,014,800
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,538,525
Town of Davie:
5.000%, 4/1/2021	615,000	617,392
5.000%, 4/1/2022	830,000	873,168
Volusia County Educational Facility Authority:
4.000%, 10/15/2038, Call 10/15/2029	585,000	663,431
5.000%, 10/15/2044, Call 10/15/2029	5,850,000	7,037,199
5.000%, 10/15/2049, Call 10/15/2029	1,000,000	1,196,400

Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	751,586

		86,364,206

Georgia — 6.0%
Appling County Development Authority, 0.050%, 9/1/2041, Call 3/1/2021 (1)	3,800,000	3,800,000
Bartow County Development Authority, 1.550%, 8/19/2022 (1)	2,000,000	2,034,720
Burke County Development Authority:
0.020%, 11/1/2052, Call 3/1/2021 (1)	8,300,000	8,300,000
0.060%, 7/1/2049, Call 3/1/2021 (1)	7,500,000	7,500,000
1.500%, 2/3/2025 (1)	1,500,000	1,536,600
2.250%, 5/25/2023 (1)	3,000,000	3,112,230
2.500%, 5/3/2021 (1)	1,000,000	1,003,700
2.925%, 3/12/2024 (1)	4,250,000	4,532,880
City of Atlanta Airport Passenger Facility Charge:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,121,910
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,799,525
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,117,410
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,115,620
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,226,240
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,654,210

City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	685,000	727,854
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,011,400
Development Authority of Appling County, 1.500%, 2/3/2025 (1)	1,000,000	1,024,400
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2021	1,155,000	1,172,995
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,320,487
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	670,000	680,874
5.000%, 3/1/2037, Call 3/1/2027	500,000	479,130
5.125%, 3/1/2052, Call 3/1/2027	2,925,000	2,670,759
Gainesville & Hall County Hospital Authority:
4.000%, 2/15/2040, Call 2/15/2030	7,000,000	8,006,040
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,772,565
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,357,140
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,489,990
Main Street Natural Gas, Inc.:
0.600%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (1)	10,000,000	10,024,300
0.827%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (1)	11,500,000	11,564,400
0.926%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (1)	500,000	504,110
4.000%, 12/2/2024, Call 9/1/2024 (1)	6,000,000	6,682,740
5.000%, 5/15/2030, Call 5/15/2029	2,750,000	3,438,352
5.000%, 5/15/2031, Call 5/15/2029	4,000,000	4,970,760
Monroe County Development Authority:
0.050%, 11/1/2048, Call 3/1/2021 (1)	1,000,000	1,000,000
2.250%, 7/1/2025, Call 6/13/2024	3,000,000	3,087,480
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	865,976
5.000%, 1/1/2024	1,000,000	1,124,910
5.000%, 1/1/2025, Call 1/1/2024	700,000	784,763
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	27,814
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,023,231
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,035,280

		117,702,795

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,497,448
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,139,740

		2,637,188

Hawaii — 0.0%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	538,270
5.000%, 10/1/2023	500,000	560,655

		1,098,925

Idaho — 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,115,310

Illinois — 16.8%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	3,979,700
Chicago Board of Education:
5.000%, 4/1/2042, Call 4/1/2028	1,500,000	1,740,000
5.000%, 4/1/2046, Call 4/1/2028	1,250,000	1,438,725
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,791,630
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	359,412
5.250%, 12/1/2021	1,000,000	1,034,680
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	761,106
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,935,650
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (4)	1,500,000	1,743,135

5.000%, 1/1/2031, Call 1/1/2025 (4)	1,000,000	1,144,120
5.000%, 1/1/2037, Call 1/1/2029 (4)	1,200,000	1,443,852
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,690,177
5.000%, 1/1/2038, Call 1/1/2029 (4)	4,250,000	5,099,447
5.000%, 1/1/2039, Call 1/1/2029 (4)	1,250,000	1,495,887
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,092,012
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,731,925
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,035,373
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,115,610
Chicago Transit Authority:
4.000%, 12/1/2050, Call 12/1/2029	3,000,000	3,312,720
5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,450,060
City of Chicago:
5.000%, 1/1/2028	6,000,000	7,148,820
5.000%, 1/1/2040, Call 1/1/2029	9,400,000	10,787,816
5.000%, 1/1/2044, Call 1/1/2029	11,750,000	13,337,895
5.500%, 1/1/2035, Call 1/1/2029	2,000,000	2,395,680
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,855,700
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,295,803
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,399,520
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,938,834
5.000%, 1/1/2039, Call 1/1/2025	500,000	572,465
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,337,580
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	3,049,400
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,219,760
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,212,120
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,204,460
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 3/3/2021	60,000	60,198
City of Springfield, 5.000%, 12/1/2022	905,000	969,499
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,163,410
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,160,840
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	249,054
0.000%, 12/1/2029, Call 12/1/2024	400,000	300,344
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	807,860
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	1,016,985
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	846,711
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	2,423,131
0.000%, 12/1/2029	2,580,000	2,132,447
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,879,573
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,146,100
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,332,313
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,475,576
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,561,533
County of Cook:
5.000%, 11/15/2028, Call 11/15/2026	3,150,000	3,848,922
5.000%, 11/15/2031, Call 11/15/2026	2,750,000	3,321,092
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,124,610
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,868,247
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,676,560
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	904,852
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	662,174
Illinois Finance Authority:
0.030%, 1/1/2037, Call 3/1/2021 (1)	1,370,000	1,370,000
0.040%, 2/15/2033, Call 3/1/2021 (1)	1,225,000	1,225,000
0.060%, 12/1/2036, Call 3/1/2021 (1)	2,000,000	2,000,000
4.000%, 10/1/2040, Call 10/1/2030	500,000	562,855

4.000%, 10/1/2050, Call 10/1/2030	1,500,000	1,657,545
5.000%, 5/15/2023	445,000	481,339
5.000%, 11/15/2023, Call 11/15/2022	215,000	231,220
5.000%, 8/15/2024	250,000	285,003
5.000%, 5/15/2025	1,000,000	1,049,320
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,175,180
5.000%, 11/15/2027, Call 11/15/2025	500,000	584,245
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,344,380
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,069,400
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,348,580
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,123,700
5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,925,050
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,883,700
5.000%, 10/1/2044, Call 10/1/2029	1,000,000	1,198,840
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,103,120
5.000%, 10/1/2049, Call 10/1/2029	1,250,000	1,490,313
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,027,867
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,716,621
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,045,390
Illinois Housing Development Authority, GNMA/FNMA/FHLMC:
2.450%, 6/1/2043, Call 1/1/2023	362,524	373,624
3.750%, 4/1/2050, Call 4/1/2029	4,745,000	5,271,410
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,081,870
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,081,870
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,194,500
5.000%, 1/1/2031, Call 1/1/2029	500,000	636,985
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,272,593
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	5,343,125
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	348,023
0.000%, 1/1/2023	650,000	642,194
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,084,960
5.000%, 1/1/2024	1,000,000	1,125,520
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,676,480
5.250%, 1/1/2033, Call 1/1/2023	900,000	978,471
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	472,106
0.000%, 12/1/2028	335,000	282,472
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	492,716
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	484,900
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 5.000%, 1/1/2022	895,000	928,026
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	20,000	19,691
0.000%, 12/15/2023	835,000	807,812
0.000%, 6/15/2024	1,000,000	958,530
5.700%, 6/15/2023	1,710,000	1,914,772
5.700%, 6/15/2023	1,820,000	1,972,407
Northern Illinois University, BAM, 5.000%, 4/1/2025	425,000	491,823
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,386,300
5.250%, 6/1/2021	1,120,000	1,133,485
Sales Tax Securitization Corp.:
5.000%, 1/1/2029	2,500,000	3,132,950
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,224,700
5.000%, 1/1/2030	2,000,000	2,542,620
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,762,446
5.000%, 1/1/2031, Call 1/1/2028	2,000,000	2,419,940
5.250%, 1/1/2043, Call 1/1/2029	5,000,000	6,032,600
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	944,790

Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,307,787
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,106,167
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,577,623
State of Illinois:
4.000%, 11/1/2034, Call 11/1/2029	5,000,000	5,492,750
5.000%, 4/1/2024, Call 4/1/2023	500,000	536,815
5.000%, 2/1/2026	7,000,000	8,026,060
5.000%, 6/1/2026	5,000,000	5,771,200
5.000%, 10/1/2027	2,300,000	2,713,126
5.000%, 10/1/2029, Call 10/1/2028	2,400,000	2,842,200
5.000%, 10/1/2029, Call 10/1/2028	5,000,000	5,921,250
5.000%, 11/1/2030, Call 11/1/2026	1,000,000	1,135,400
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,917,600
5.500%, 5/1/2039, Call 5/1/2030	4,000,000	4,860,240
5.750%, 5/1/2045, Call 5/1/2030	2,000,000	2,445,620
6.500%, 6/15/2022	135,000	139,883
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,422,716
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	224,577
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 9/1/2021	250,000	217,315
0.000%, 3/1/2026, Call 9/1/2021	1,280,000	995,507
Village of Franklin Park, BAM:
5.000%, 10/1/2022, Call 10/1/2021	730,000	749,666
5.000%, 10/1/2023, Call 10/1/2021	685,000	703,659
5.000%, 10/1/2024, Call 10/1/2021	425,000	436,552
5.000%, 10/1/2025, Call 10/1/2021	920,000	944,895
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	588,665
5.000%, 6/1/2029, Call 6/1/2025	600,000	701,736
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,328,063
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,709,685
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	2,110,580
Will County Community High School District No. 210 Lincoln-Way, AGM, 4.000%, 1/1/2034, Call 1/1/2029	650,000	734,825
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2021	55,000	54,883
0.000%, 11/1/2021	245,000	243,738
0.000%, 11/1/2022	60,000	59,573
0.000%, 11/1/2022	190,000	187,091
Will County School District No. 114 Manhattan, NATL-RE, 0.000%, 12/1/2023	1,600,000	1,538,704
Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,838,362
Winnebago & Boone Counties School District No. 205 Rockford, 4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,969,692

		328,052,689
Indiana — 1.8%
City of Boonville, 2.600%, 1/1/2023, Call 3/3/2021	2,500,000	2,508,975
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,304,309
City of Whiting, 5.000%, 6/5/2026 (1)	2,200,000	2,683,714
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	135,794
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	589,930
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,794,619
Indiana Bond Bank:
0.000%, 1/15/2031, Call 1/15/2029	1,500,000	1,238,265
0.000%, 1/15/2032, Call 1/15/2029	1,500,000	1,192,785
0.700%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (1)	1,650,000	1,650,148
Indiana Finance Authority:
3.000%, 11/1/2030	1,000,000	1,050,020
3.000%, 11/1/2030	2,000,000	2,100,040
5.000%, 10/1/2022	300,000	323,010
5.000%, 10/1/2023	400,000	448,952

5.000%, 10/1/2024, Call 10/1/2023	275,000	308,655
5.000%, 5/1/2029, Call 5/1/2022	130,000	137,281
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,113,202
5.000%, 11/15/2038, Call 11/15/2025	2,000,000	2,257,560
5.250%, 10/1/2024, Call 10/1/2021	710,000	730,455
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,252,831
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,795,500

Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2022, Call 3/1/2021	200,000	200,454
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	533,535
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	302,868
5.000%, 1/15/2024	215,000	241,342
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	25,000	25,426

Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,368,460

		34,288,130
Iowa — 0.5%
City of Waverly, 2.500%, 12/31/2022, Call 7/1/2022	1,213,000	1,232,457
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,065,000	4,612,962
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,139,080
5.000%, 3/1/2048, Call 3/1/2024	1,250,000	1,322,312

Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,536,247

		9,843,058
Kansas — 0.3%
City of Holton, 2.500%, 7/1/2021, Call 3/29/2021	4,495,000	4,499,585

Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,071,880

		5,571,465
Kentucky — 2.1%
City of Berea, 0.040%, 6/1/2029, Call 3/1/2021 (1)	1,000,000	1,000,000
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,153,920
5.000%, 9/1/2025	1,250,000	1,489,700
Kentucky Economic Development Finance Authority:
0.100%, 5/1/2034, Call 3/1/2021 (1)	6,235,000	6,235,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	4,129,300
Kentucky Public Energy Authority:
1.202%, (LIBOR 1 Month), 6/1/2025, Call 3/1/2025 (1)	7,000,000	7,112,000
4.000%, 6/1/2026, Call 3/1/2026 (1)	4,000,000	4,578,920
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2029, Call 7/1/2029 (1)	4,000,000	5,169,120
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,556,490
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,171,965
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,423,760
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,231,248

		41,251,423
Louisiana — 1.1%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,317,516

City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,463,597
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	689,155
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/3/2021	2,440,000	2,448,589
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,927,800
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	883,088
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,585,000
Parish of St. John the Baptist:
2.125%, 7/1/2024 (1)	3,000,000	3,066,570
2.375%, 7/1/2026 (1)	2,500,000	2,590,800
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	792,121

Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	45,000	44,910

		20,809,146
Maine — 0.4%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	317,052

Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	4,190,725

Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	2,615,000	2,629,278

		7,137,055
Maryland — 0.4%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	819,086
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,052,560
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,040,720

Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	789,283
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 3/3/2021	655,000	660,102

5.125%, 7/1/2037, Call 3/3/2021	3,110,000	3,134,414

		7,496,165
Massachusetts — 1.3%
Commonwealth of Massachusetts, 5.000%, 1/1/2037, Call 1/1/2029	850,000	1,062,279
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	5,355,008
Massachusetts Development Finance Agency:
4.000%, 6/1/2049, Call 6/1/2029	1,000,000	1,089,190
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,447,729
5.000%, 7/1/2027, Call 7/1/2025	125,000	147,518
5.000%, 7/1/2029, Call 1/1/2029	750,000	942,847
5.000%, 7/1/2031, Call 1/1/2029	2,000,000	2,473,260
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,575,224
5.000%, 10/1/2037, Call 10/1/2022 (3)	500,000	548,950
5.000%, 6/1/2039, Call 6/1/2029	750,000	901,313
5.000%, 10/1/2047, Call 10/1/2022 (3)	500,000	547,190
Massachusetts Educational Financing Authority, 5.000%, 7/1/2025, Call 7/1/2022 (4)	265,000	279,633

Massachusetts Health & Educational Facilities Authority, 0.020%, 7/1/2035, Call 3/1/2021 (1)	1,000,000	1,000,000
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (4)	580,000	583,364
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	872,588

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.000%, 1/1/2023, Call 1/1/2023 (1)	5,000,000	5,423,850

University of Massachusetts Building Authority, 0.030%, 5/1/2038, Call 3/1/2021 (1)	1,600,000	1,600,000

		25,849,943
Michigan — 3.4%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	896,871
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	735,842
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,486,147
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	705,918
5.000%, 5/1/2026	500,000	606,145
Charter Township of Northville:
4.000%, 4/1/2021	400,000	401,240
4.000%, 4/1/2022	240,000	249,946
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	24,009
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2021	290,000	297,143
5.000%, 10/1/2022	290,000	309,421
5.000%, 10/1/2023	250,000	276,638
5.000%, 10/1/2024	300,000	341,748
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	909,253
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	403,196
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	367,131
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,264,752
5.000%, 5/1/2025	1,000,000	1,179,240

Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,007,640
5.000%, 5/1/2022	1,000,000	1,053,960
5.000%, 5/1/2025	1,700,000	1,997,041
Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,709,232
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	236,120
5.000%, 5/1/2027, Call 5/1/2025	230,000	271,018
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,638,374
5.250%, 5/1/2027, Call 5/1/2021	600,000	604,938
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,587,962
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,047,300
Jenison Public Schools:
5.000%, 5/1/2021	500,000	503,945
5.000%, 5/1/2022, Call 5/1/2021	560,000	564,474
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,034,270
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,016,120
Livonia Public Schools, BAM, 5.000%, 5/1/2021	1,600,000	1,612,224
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,562,077
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,060,499
Michigan Finance Authority:
4.000%, 2/15/2044, Call 8/15/2029	4,000,000	4,482,760
5.000%, 7/1/2026, Call 7/1/2025	175,000	207,139
5.000%, 7/1/2027, Call 7/1/2025	600,000	708,498
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,118,235
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,763,535
5.000%, 7/1/2034, Call 7/1/2025	500,000	585,285
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,220,920
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,174,030
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,711,500
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,711,500
Michigan State Housing Development Authority, 3.500%, 12/1/2050, Call 6/1/2029	3,475,000	3,838,763
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028 (4)	3,400,000	4,057,322
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	227,896
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	453,573
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	135,000	139,320
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,164,113
Tender Option Bond Trust Receipts/Certificates, Q-SBLF, 0.140%, 5/1/2028 (1)(3)	4,000,000	4,000,000
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (4)	3,000,000	3,544,260

5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,481,862

		65,552,345
Minnesota — 0.6%
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,180,950
Minnesota Housing Finance Agency, 3.000%, 1/1/2051, Call 1/1/2030	5,000,000	5,449,700

Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	402,860	414,514
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	307,128	311,023
3.500%, 7/1/2050, Call 7/1/2029	2,450,000	2,705,413
3.900%, 7/1/2030, Call 1/1/2022	390,000	396,930

5.000%, 1/1/2031, Call 7/1/2021	500,000	504,820

		10,963,350
Mississippi — 0.8%
Mississippi Business Finance Corp., 3.200%, 9/1/2028, Call 3/13/2024	4,000,000	4,211,200
Mississippi Development Bank:
3.125%, 10/1/2023	155,000	160,456
5.000%, 10/1/2023	2,150,000	2,298,974
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,248,600
Mississippi Hospital Equipment & Facilities Authority:
4.000%, 1/1/2039, Call 1/1/2030	1,500,000	1,699,350
4.000%, 1/1/2040, Call 1/1/2030	1,100,000	1,243,286

Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	145,735

State of Mississippi, 5.000%, 10/15/2036, Call 10/15/2028	3,395,000	4,107,712

		15,115,313
Missouri — 2.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,306,800
Chesterfield Valley Transportation Development District, 5.000%, 5/15/2021	490,000	494,631
City of Kansas City:
5.000%, 9/1/2021, Call 3/3/2021	500,000	501,705
5.000%, 9/1/2023, Call 3/3/2021	300,000	301,047
5.000%, 10/1/2026, Call 10/1/2025	120,000	143,244
5.000%, 10/1/2028, Call 10/1/2025	115,000	136,316
5.000%, 9/1/2032, Call 3/3/2021	1,000,000	1,003,280
Health & Educational Facilities Authority of the State of Missouri:
0.040%, 6/1/2036, Call 3/1/2021 (1)	1,350,000	1,350,000
4.000%, 2/15/2044, Call 2/15/2029	2,000,000	2,236,100
4.000%, 2/1/2048, Call 2/1/2029	2,750,000	2,890,883
4.000%, 2/15/2049, Call 2/15/2029	2,500,000	2,777,025
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,528,180
5.000%, 2/1/2042, Call 2/1/2024	3,000,000	3,321,960
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,029,760
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/3/2021	2,000,000	2,000,000
Kansas City Industrial Development Authority, 5.000%, 3/1/2046, Call 3/1/2029 (4)	2,000,000	2,358,380
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,100,000	1,177,935
5.000%, 8/15/2051, Call 8/15/2024	2,405,000	2,539,752
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	465,000	467,785
4.000%, 5/1/2027, Call 5/1/2021	470,000	472,989
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,101,140

Tender Option Bond Trust Receipts/Certificates, 0.120%, 3/1/2050, Call 3/1/2030 (1)(3)	11,250,000	11,250,000

		45,388,912
Nebraska — 0.3%
County of Washington, 0.070%, 12/1/2040, Call 3/1/2021 (1)	2,000,000	2,000,000
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,034,620
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	871,711
5.000%, 5/1/2027, Call 5/1/2022	585,000	618,123
5.000%, 5/1/2028, Call 5/1/2022	550,000	581,141

5.000%, 5/1/2029, Call 5/1/2022	660,000	697,369

		5,802,964
Nevada — 0.7%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,094,950
City of Sparks NV, 2.500%, 6/15/2024 (3)	630,000	635,582
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,378,200
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,146,350
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,753,240

Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,411,465

		14,419,787
New Hampshire — 0.5%
New Hampshire Business Finance Authority:
2.150%, 7/1/2024, Call 4/2/2024 (1)	4,000,000	4,186,600
4.000%, 1/1/2027, Call 1/1/2026	245,000	283,218
4.000%, 1/1/2028, Call 1/1/2026	285,000	327,191
4.000%, 1/1/2029, Call 1/1/2026	295,000	335,975
4.000%, 1/1/2030, Call 1/1/2026	280,000	316,918
4.000%, 1/1/2031, Call 1/1/2026	290,000	326,494
4.000%, 1/1/2041, Call 1/1/2026	1,000,000	1,101,700
4.000%, 1/1/2051, Call 1/1/2026	2,000,000	2,180,200

New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	390,000	393,260

		9,451,556

New Jersey — 3.2%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	4,742,968
5.000%, 6/15/2025	400,000	465,804
5.000%, 6/15/2026	555,000	661,227
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,997,575
New Jersey Transportation Trust Fund Authority:
4.000%, 6/15/2036, Call 12/15/2028	1,000,000	1,110,660
4.000%, 6/15/2044, Call 12/15/2028	2,500,000	2,717,900
4.000%, 6/15/2050, Call 12/15/2028	3,500,000	3,780,210
5.000%, 6/15/2022	500,000	529,675
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,165,530
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,161,770
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,603,200
5.000%, 12/15/2033, Call 12/15/2029	3,000,000	3,662,040
5.250%, 12/15/2023	240,000	270,149
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,256,750
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,138,570
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,123,611

New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	428,063
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	577,145
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,662,637
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,753,242
State of New Jersey, 4.000%, 6/1/2032	2,000,000	2,422,400
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,379,447
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,444,220
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,824,015
5.250%, 6/1/2046, Call 6/1/2028	2,440,000	2,903,527

		62,782,335

New Mexico — 0.5%
City of Santa Fe:
2.625%, 5/15/2025, Call 11/15/2021	750,000	751,207
4.000%, 6/1/2025, Call 6/1/2022	655,000	682,543
5.000%, 5/15/2044, Call 5/15/2026	1,350,000	1,476,576
New Mexico Hospital Equipment Loan Council:
2.375%, 7/1/2024, Call 3/1/2021	550,000	550,237
5.000%, 7/1/2049, Call 7/1/2026	5,225,000	5,819,709

New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	447,031	464,850
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.625%, 3/1/2028, Call 9/1/2021	305,000	309,026
5.350%, 3/1/2030, Call 3/3/2021	700,000	701,820

		10,755,968

New York — 6.4%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	166,187
5.000%, 12/1/2024	200,000	228,058
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,100,990
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,446,627
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,095,100
City of New York:
5.000%, 8/1/2032, Call 2/1/2022	3,000,000	3,126,870
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,348,704
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,716,070
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	3,088,275
City of New York, AGC, 0.200%, 10/1/2021, Call 3/1/2021 (1)(5)	400,000	400,000

Long Island Power Authority, 0.851%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (1)	5,000,000	5,005,850
Metropolitan Transportation Authority:

0.480%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (1)	1,000,000	992,180
5.000%, 5/15/2022	3,040,000	3,192,213
5.000%, 9/1/2022	8,930,000	9,484,285
5.000%, 2/1/2023	9,930,000	10,700,965
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,155,748
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,683,073
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,167,514
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,177,440
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,354,880
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,816,320
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,890,811
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,839,680
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,395,405
New York City Water & Sewer System:
0.040%, 6/15/2033, Call 3/1/2021 (1)	1,800,000	1,800,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	573,360
5.000%, 6/15/2029, Call 6/15/2024	600,000	687,606
5.000%, 6/15/2048, Call 12/15/2027	1,000,000	1,201,550
New York Liberty Development Corp., 2.800%, 9/15/2069, Call 3/15/2029	1,000,000	967,600
New York State Dormitory Authority:
3.250%, 3/15/2035, Call 9/15/2023	2,500,000	2,622,850
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	7,924,137
5.000%, 12/1/2035, Call 6/1/2027 (3)	500,000	572,495
5.000%, 12/1/2037, Call 6/1/2027 (3)	500,000	567,745
5.250%, 3/15/2037, Call 9/15/2028	1,695,000	2,130,598
New York State Housing Finance Agency, 0.070%, 5/1/2040, Call 3/1/2021 (1)	1,550,000	1,550,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,093,220
New York Transportation Development Corp.:
4.375%, 10/1/2045, Call 10/1/2030 (4)	1,500,000	1,719,000
5.000%, 12/1/2030 (4)	350,000	441,430
5.000%, 12/1/2031, Call 12/1/2030 (4)	400,000	498,080
5.000%, 12/1/2032, Call 12/1/2030 (4)	300,000	373,170
5.000%, 12/1/2033, Call 12/1/2030 (4)	450,000	558,504
5.000%, 12/1/2034, Call 12/1/2030 (4)	450,000	557,154
5.000%, 10/1/2035, Call 10/1/2030 (4)	6,000,000	7,406,460
5.000%, 12/1/2035, Call 12/1/2030 (4)	300,000	370,953
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (4)	2,500,000	2,730,425
Tender Option Bond Trust Receipts, 0.070%, 8/15/2025 (1)(3)	1,505,000	1,505,000
Triborough Bridge & Tunnel Authority:
0.393%, (SOFR), 2/1/2024, Call 11/1/2023 (1)	2,000,000	2,000,540
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,861,890
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,197,440
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,154,360

Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	505,685

		125,144,497

North Carolina — 0.8%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	596,840
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,027,950
5.000%, 10/1/2024, Call 10/1/2021	835,000	858,338
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,535,491
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,815,998
North Carolina Medical Care Commission:
4.000%, 10/1/2045, Call 10/1/2027	660,000	737,392
5.000%, 6/1/2027, Call 6/1/2022	500,000	530,010
5.000%, 1/1/2038, Call 1/1/2026	1,000,000	1,128,850
5.000%, 1/1/2044, Call 1/1/2026	1,000,000	1,118,150
5.000%, 10/1/2045, Call 10/1/2027	1,500,000	1,786,740
North Carolina Turnpike Authority:
5.000%, 1/1/2043, Call 1/1/2030	1,400,000	1,682,268
5.000%, 7/1/2047, Call 7/1/2026	750,000	842,558

5.000%, 1/1/2049, Call 1/1/2030	1,500,000	1,785,540
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,216,671

		16,662,796

North Dakota — 0.9%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	638,981
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,525,741
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,863,117
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,015,850
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,850,300
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,787,175
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,634,590
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,358,499
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,229,890

		16,904,143

Ohio — 2.9%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,030,590
Buckeye Tobacco Settlement Financing Authority, 4.000%, 6/1/2048, Call 6/1/2030	2,000,000	2,235,740
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,056,273
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,040,070
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 3/3/2021	2,320,000	2,327,911
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,321,435
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	495,282
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,157,453
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,216,671
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,465,643
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,020,700
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	544,215
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,103,310
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,103,310
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	386,148
0.000%, 12/1/2025	600,000	569,286
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,172,020
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,286,660
5.000%, 5/15/2031, Call 5/15/2023	405,000	437,027
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,004,835
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,135,299
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	947,052
County of Miami, 5.000%, 8/1/2045, Call 8/1/2028	2,220,000	2,662,579
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,379,438
Eclipse Funding Trust, 0.050%, 10/1/2040, Call 10/1/2026 (1)(3)	1,700,000	1,700,000
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,185,664
Franklin County Convention Facilities Authority, 5.000%, 12/1/2044, Call 12/1/2029	1,500,000	1,548,495
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	740,776
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,594,904
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,708,090
New Albany Community Authority:
5.000%, 10/1/2022	1,000,000	1,075,710
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,185,488
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	248,591
5.000%, 12/1/2028, Call 12/1/2023	365,000	412,435
5.000%, 12/1/2029, Call 12/1/2023	500,000	564,980
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2021	795,000	816,513

4.000%, 12/1/2022	845,000	897,753
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,447,133
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	238,651
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,166,737
Port of Greater Cincinnati Development Authority, 3.000%, 5/1/2023, Call 5/1/2022	5,000,000	5,002,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	252,983

		55,885,850

Oklahoma — 0.7%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,132,840
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 3/3/2021	550,000	550,666
4.000%, 9/1/2021	805,000	818,081
Oklahoma Development Finance Authority, 0.120%, 8/15/2031, Call 3/1/2021 (1)	5,000,000	5,000,000
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (4)	1,405,000	1,530,818
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	2,750,000	3,042,847
5.250%, 11/15/2045, Call 11/15/2025	250,000	273,283

		13,348,535

Oregon — 0.5%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,057,980
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	737,451
City of Woodburn Wastewater Revenue, 0.000%, 3/1/2021	1,215,000	1,215,000
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,978,820
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	255,668
5.000%, 9/1/2022	505,000	539,249
Oregon State Business Development Commission, 5.000%, 3/1/2022 (1)	1,000,000	1,045,220
Port of Morrow:
3.750%, 6/1/2021, Call 3/3/2021	220,000	220,539
4.000%, 6/1/2022, Call 3/3/2021	235,000	235,616
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,048,960

State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 3/1/2021 (4)	100,000	100,086

		10,434,589

Pennsylvania — 3.8%
Allegheny County Hospital Development Authority:
4.000%, 7/15/2038, Call 7/15/2029	500,000	567,715
4.000%, 7/15/2039, Call 7/15/2029	500,000	567,215
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,208,393
5.000%, 5/15/2038, Call 5/15/2025	255,000	283,025
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,809,527
5.000%, 5/15/2043, Call 5/15/2025	350,000	385,662
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,814,174
Berks County Municipal Authority:
5.000%, 2/1/2027, Call 8/1/2026 (1)	4,000,000	4,534,840
5.000%, 2/1/2030, Call 8/1/2029 (1)	2,000,000	2,327,860
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,404,062
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	519,425
City of Pittsburgh, 4.000%, 9/1/2021	750,000	763,965
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,230,620
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,530,637
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,219,830
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,216,870
Delaware County Industrial Development Authority, 0.060%, 9/1/2045, Call 3/1/2021 (1)	4,400,000	4,400,000
Doylestown Hospital Authority, 4.000%, 7/1/2045, Call 7/1/2029	1,250,000	1,293,637
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,979,050
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,450,000
Lancaster County Hospital Authority, 5.000%, 6/15/2044, Call 6/15/2026	1,000,000	1,067,700
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	362,848

5.000%, 5/1/2022	430,000	454,084
Lehigh County Industrial Development Authority, 1.800%, 8/15/2022 (1)	1,100,000	1,122,770
Montgomery County Higher Education & Health Authority:
4.000%, 9/1/2044, Call 9/1/2029	1,000,000	1,116,140
5.000%, 9/1/2033, Call 9/1/2029	1,500,000	1,872,780
Montgomery County Industrial Development Authority:
5.000%, 11/15/2036, Call 11/15/2026	4,315,000	5,032,067
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,120,830
Pennsylvania Economic Development Financing Authority:
0.200%, 4/15/2021 (1)	3,250,000	3,250,065
0.200%, 4/15/2021 (1)	4,000,000	4,000,080
Pennsylvania Economic Development Financing Authority, AGM, 5.000%, 1/1/2022	305,000	315,605
Pennsylvania Turnpike Commission:
1.020%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (1)	5,000,000	5,008,650
4.000%, 12/1/2023, Call 3/3/2021	50,000	50,128
4.000%, 12/1/2037, Call 12/1/2027	2,975,000	3,358,150
5.000%, 12/1/2037, Call 12/1/2027	1,250,000	1,533,050
5.000%, 12/1/2037, Call 12/1/2029	1,000,000	1,267,800
5.000%, 12/1/2039, Call 12/1/2029	1,000,000	1,261,150
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	6,384,947
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,692,820
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,070,520

		74,848,691

Rhode Island — 0.4%

Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	768,284
Rhode Island Student Loan Authority:
4.000%, 12/1/2022, Call 12/1/2021 (4)	2,885,000	2,958,337
4.250%, 12/1/2025, Call 12/1/2021 (4)	2,205,000	2,259,530
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	879,230
4.000%, 3/15/2026, Call 3/15/2024	460,000	503,479

		7,368,860

South Carolina — 1.3%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	760,266
5.250%, 1/1/2028, Call 1/1/2022	475,000	494,161
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	516,739
5.000%, 10/1/2026, Call 10/1/2022	400,000	430,348
County of Florence, 5.000%, 11/1/2031, Call 11/1/2024	360,000	404,392
Patriots Energy Group Financing Agency:
0.942%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (1)	8,000,000	8,075,600
4.000%, 2/1/2024, Call 11/1/2023 (1)	2,500,000	2,729,375
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	455,283
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,013,300
South Carolina Jobs-Economic Development Authority:
5.000%, 7/1/2022	1,735,000	1,846,075
5.000%, 4/1/2038, Call 4/1/2024	2,000,000	2,151,780
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,975,268
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (2)	1,500,000	1,643,445
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	902,601

		25,398,633

South Dakota — 0.5%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	779,901
4.500%, 9/1/2021, Call 3/3/2021	1,080,000	1,083,175
4.500%, 9/1/2022, Call 3/3/2021	1,005,000	1,007,884
5.000%, 11/1/2022	715,000	770,606
5.000%, 8/1/2023	375,000	416,876
5.000%, 11/1/2023	625,000	700,431
5.000%, 8/1/2024	195,000	224,886

5.000%, 11/1/2024	650,000	754,468
5.000%, 11/1/2025, Call 11/1/2024	600,000	695,484
5.000%, 9/1/2027, Call 9/1/2024	720,000	810,367
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,060,000	2,104,517

		9,348,595

Tennessee — 1.6%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,755,402
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
5.000%, 11/1/2027, Call 11/1/2021	1,500,000	1,535,940
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,192,070
Metropolitan Nashville Airport Authority:
4.000%, 7/1/2049, Call 7/1/2030 (4)	1,250,000	1,389,412
5.000%, 7/1/2044, Call 7/1/2030 (4)	500,000	608,605
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,752,057
5.250%, 9/1/2021	3,810,000	3,903,231
5.250%, 9/1/2022	250,000	267,898
Tennessee Housing Development Agency:
3.500%, 7/1/2050, Call 7/1/2029	5,830,000	6,465,237
3.500%, 7/1/2050, Call 7/1/2029	2,445,000	2,705,319

		30,575,171

Texas — 6.5%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,083,700
Bexar County Hospital District:
5.000%, 2/15/2034, Call 2/15/2028	1,000,000	1,244,820
5.000%, 2/15/2038, Call 2/15/2028	1,250,000	1,539,550
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	951,450
City of Beaumont Waterworks & Sewer System Revenue, BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,181,520
5.000%, 9/1/2027, Call 9/1/2025	600,000	706,878
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,173,790
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,703,144
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	6,004,250
City of Houston Hotel Occupancy Tax & Special Revenue, 5.000%, 9/1/2026, Call 9/1/2024	250,000	276,855
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	258,023
5.000%, 10/1/2027, Call 10/1/2024	240,000	274,949
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	637,656
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,302,128
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	801,677
5.000%, 8/15/2027, Call 8/15/2025	545,000	646,757
5.000%, 8/15/2028, Call 8/15/2025	835,000	989,291
5.000%, 8/15/2029, Call 8/15/2025	335,000	395,451
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,471,963
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,056,990
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,454,989
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,073,080
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,062,242
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,139,750
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,080,760
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,223,300
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,341,876
Fort Bend Independent School District, PSF, 1.950%, 8/1/2022 (1)	845,000	866,353
Georgetown Independent School District, PSF:
5.000%, 8/15/2027	1,000,000	1,261,460

5.000%, 8/15/2028	1,000,000	1,289,980
Grand Parkway Transportation Corp., 5.050%, 10/1/2030, Call 10/1/2028 (2)	1,000,000	1,146,120
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,533,217
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,613,134
Harris County Cultural Education Facilities Finance Corp., 0.870%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (1)	2,400,000	2,402,112
Harris County Hospital District, 0.050%, 2/15/2042, Call 3/1/2021 (1)	2,290,000	2,290,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	463,652
Houston Higher Education Finance Corp., 0.030%, 5/15/2048, Call 3/1/2021 (1)	2,530,000	2,530,000
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,335,610
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	816,166
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,588,778
5.000%, 5/15/2036, Call 5/15/2029	1,500,000	1,882,335
Matagorda County Navigation District No. 1, 2.600%, 11/1/2029	1,000,000	1,072,270
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	634,543
Mission Economic Development Corp., 0.300%, 5/3/2021 (1)	14,300,000	14,299,285
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	315,000	317,933
5.000%, 11/15/2031, Call 11/15/2024	850,000	912,526
5.000%, 8/15/2036, Call 8/15/2021 (3)	1,700,000	1,713,056
5.125%, 8/15/2047, Call 8/15/2021 (3)	1,260,000	1,268,341
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,011,720
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	481,686
North Texas Tollway Authority:
4.000%, 1/1/2036, Call 1/1/2029	1,000,000	1,162,060
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,433,073
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,952,000
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,139,270
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	510,025
State of Texas, 0.070%, 12/1/2051, Call 3/1/2021 (1)	9,000,000	9,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
0.030%, 7/1/2047, Call 3/1/2021 (1)	970,000	970,000
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,231,741
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,547,904
5.000%, 5/15/2045, Call 5/15/2024	5,145,000	5,482,872
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,272,680
5.000%, 11/15/2046, Call 11/15/2027	1,250,000	1,439,625
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	700,000	830,739
5.000%, 12/15/2029	2,250,000	2,875,680
5.000%, 12/15/2030	1,900,000	2,456,149
5.000%, 12/15/2031	1,350,000	1,763,303
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,124,790
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,677,000

		127,676,027

U. S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (3)	2,320,000	2,590,906
5.000%, 9/1/2033, Call 9/1/2025 (3)	1,000,000	1,108,020

		3,698,926

Utah — 0.6%
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	342,251
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,618,615
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,391,767
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	923,616
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	532,829
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,032,360
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,342,874

Utah Water Finance Agency, 0.080%, 10/1/2037, Call 3/1/2021 (1)	3,500,000	3,500,000

		11,684,312

Vermont — 0.0%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	440,000	465,238

Virginia — 0.5%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	517,395
Henrico County Economic Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,000,000	1,117,840
Henrico County Economic Development Authority, AGM, 0.222%, 8/23/2027, Call 3/1/2021 (1)(5)	50,000	50,000
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,178,350
5.000%, 6/15/2030, Call 6/15/2026	700,000	815,871
Virginia College Building Authority, 5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,681,052
Virginia Small Business Financing Authority, 5.000%, 7/1/2049, Call 1/1/2022 (4)	2,500,000	2,580,775

		8,941,283

Washington — 1.8%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	204,376
FYI Properties, 5.000%, 6/1/2031, Call 6/1/2028	5,000,000	6,125,600
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 3/3/2021	390,000	395,324
5.500%, 12/1/2028, Call 3/3/2021	1,000,000	1,004,630
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,702,480
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,264,011
Port of Bellingham, 5.250%, 12/1/2022, Call 3/1/2021	1,060,000	1,062,427
Port of Seattle, 4.000%, 4/1/2044, Call 4/1/2029 (4)	1,000,000	1,100,820
Snohomish County Housing Authority, 5.000%, 4/1/2031, Call 4/1/2029	1,000,000	1,243,490
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	673,686
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	806,902
Washington Higher Education Facilities Authority, 0.090%, 5/1/2028 (1)	2,775,000	2,775,000
Washington State Housing Finance Commission:
2.375%, 1/1/2026, Call 7/1/2021 (3)	1,000,000	995,680
2.550%, 7/1/2022 (1)	550,000	554,230
5.000%, 1/1/2029, Call 1/1/2026 (3)	840,000	980,918
5.000%, 1/1/2036, Call 1/1/2025 (3)	2,125,000	2,299,399
5.000%, 1/1/2038, Call 1/1/2026 (3)	2,000,000	2,281,300
5.000%, 1/1/2044, Call 7/1/2026 (3)	1,000,000	1,097,250
5.000%, 1/1/2049, Call 7/1/2026 (3)	1,000,000	1,093,650
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	772,800
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	888,795
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,102,084

		34,424,852

West Virginia — 0.6%
West Virginia Economic Development Authority, 0.625%, 12/15/2025 (1)	1,000,000	989,800
West Virginia Hospital Finance Authority:
5.000%, 9/1/2031, Call 9/1/2029	2,020,000	2,517,425
5.000%, 9/1/2032, Call 9/1/2029	1,000,000	1,236,010
5.000%, 6/1/2042, Call 6/1/2027	3,665,000	4,282,003
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	2,072,052

		11,097,290

Wisconsin — 2.7%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	108,159
Public Finance Authority:
0.180%, 10/1/2025 (1)	5,000,000	4,999,750
4.000%, 1/1/2046, Call 1/1/2027	2,000,000	2,172,420
5.000%, 11/15/2029	2,500,000	2,987,175
5.000%, 11/15/2030	1,620,000	1,948,520
5.000%, 7/1/2037, Call 7/1/2024	820,000	879,491

5.000%, 11/15/2041, Call 11/15/2027	250,000	301,095
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,062,540
5.125%, 7/15/2037, Call 7/15/2027 (3)	2,500,000	2,739,025
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	835,992
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,047,880
5.000%, 5/1/2027, Call 5/1/2022	25,000	26,400
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,669,460
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,469,270
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	4,249,337
Wisconsin Center District, AGM:
5.250%, 12/15/2023	265,000	285,879
5.250%, 12/15/2023	145,000	160,303
5.250%, 12/15/2027	420,000	514,013
5.250%, 12/15/2027	1,510,000	1,837,595
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	617,015
5.000%, 3/1/2021	240,000	240,000
5.000%, 8/15/2021	1,160,000	1,185,346
5.000%, 10/1/2022	750,000	803,685
5.000%, 12/15/2022	500,000	541,265
5.000%, 12/15/2023	500,000	561,850
5.000%, 12/15/2024	500,000	580,840
5.000%, 3/1/2025, Call 3/1/2024	315,000	341,069
5.000%, 8/15/2027, Call 8/15/2022	500,000	534,950
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,476
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,818,830
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,839,756
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,035,680
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,349,500
5.125%, 4/15/2031, Call 4/15/2023	250,000	275,073

Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,720,169

		52,854,808

Wyoming — 0.0%

County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,007,910

Total Municipals
(identified cost $1,787,136,795)		1,902,806,797
Mutual Funds — 0.8%
Nuveen New York AMT-Free Municipal Credit Income Fund (1)	10,000,000	10,000,000

Nuveen New York AMT-Free Quality Municipal Income Fund (1)	7,000,000	7,000,000

Total Mutual Funds
(identified cost $17,000,000)		17,000,000

Short-Term Investments — 0.3%

Repurchase Agreements — 0.0%

Agreement with Fixed Income Clearing Corp., 0.010%, dated 2/26/2021, to be repurchased at $419,919 on 3/1/2021, collateralized by U.S. Government Treasury Obligation with a maturity of 1/31/2023, with a fair value of $428,382.	419,918	419,918

Short-Term Municipals — 0.3%

Texas — 0.3%
Harris County, 0.130%, 5/5/2021	3,000,000	3,000,000
Harris County, 0.130%, 5/5/2021	2,000,000	2,000,000

		5,000,000

Total Short-Term Investments
(identified cost $5,419,918)		5,419,918

Total Investments — 98.6%
(identified cost $1,809,556,713)		1,925,226,715

Other Assets and Liabilities — 1.4%	26,650,582

Total Net Assets — 100.0%	$1,951,877,297

(1)

Denotes a variable rate security. The rate shown is the current interest rate as of February 28, 2021. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(2)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(3)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2021 these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$73,390,014	3.76

(4)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.
(5)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

By:	/s/ John M. Blaser
John M. Blaser
President

Date:  May 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Blaser
John M. Blaser
President
(Principal Executive Officer)

Date:  May 17, 2021

By:	/s/ Timothy M. Bonin
Timothy M. Bonin
Treasurer
(Principal Financial Officer)

Date:  May 17, 2021